UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semiannual Report

November 30, 2014

Active Portfolios® Multi-Manager Value Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Active Portfolios® Multi-Manager Value Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	19
Notes to Financial Statements	20
Important Information About This Report	25

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Active Portfolios® Multi-Manager Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Active Portfolios® Multi-Manager Value Fund (the Fund) Class A shares returned 4.81% for the six-month period that ended November 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.86% during the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class A	04/20/12	4.81	13.38	16.71
Russell 1000 Value Index		6.86	15.62	20.22

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Active Portfolios® Multi-Manager Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Pfizer, Inc.	3.5
Cisco Systems, Inc.	3.2
Chevron Corp.	2.9
Altria Group, Inc.	2.7
Intel Corp.	2.7
Johnson & Johnson	2.6
Procter & Gamble Co. (The)	2.5
AT&T, Inc.	2.4
Microsoft Corp.	2.3
General Electric Co.	2.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	94.1
Consumer Discretionary	6.5
Consumer Staples	14.4
Energy	13.2
Financials	10.6
Health Care	13.5
Industrials	8.0
Information Technology	13.0
Materials	2.5
Telecommunication Services	7.0
Utilities	5.4
Equity-Linked Notes	5.0
Money Market Funds	0.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Columbia Management Investment
Advisers, LLC

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Dimensional Fund Advisors, L.P.

Joseph Chi, CFA

Jed Fogdall

Henry Gray

Bhanu Singh

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
5

Active Portfolios® Multi-Manager Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,048.10	1,019.45	5.62	5.54	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
6

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.0%

Issuer	Shares	Value ($)
Consumer Discretionary 6.5%
Auto Components 0.2%
Autoliv, Inc.	19,797	1,959,111
Lear Corp.	16,548	1,587,119
TRW Automotive Holdings Corp.(a)	7,750	801,350
Total		4,347,580
Automobiles 0.4%
Ford Motor Co.	130,889	2,058,884
General Motors Co.	163,580	5,468,479
Total		7,527,363
Diversified Consumer Services 0.1%
Graham Holdings Co., Class B	1,042	924,765
Service Corp. International	53,334	1,205,348
Total		2,130,113
Hotels, Restaurants & Leisure 0.4%
Carnival Corp.	16,135	712,522
Hyatt Hotels Corp., Class A(a)	3,693	217,629
MGM Resorts International(a)	127,235	2,902,230
Royal Caribbean Cruises Ltd.	36,895	2,720,637
Total		6,553,018
Household Durables 1.0%
D.R. Horton, Inc.	54,249	1,382,807
Leggett & Platt, Inc.	263,310	11,082,718
Lennar Corp., Class A	27,362	1,292,581
Lennar Corp., Class B	1,697	64,214
Mohawk Industries, Inc.(a)	10,171	1,562,164
PulteGroup, Inc.	38,177	825,769
Toll Brothers, Inc.(a)	14,870	520,301
Whirlpool Corp.	5,100	949,467
Total		17,680,021
Internet & Catalog Retail 0.3%
Lands' End, Inc.(a)	1,670	79,458
Liberty Interactive Corp., Class A(a)	124,253	3,621,975
Liberty TripAdvisor Holdings, Inc., Class A(a)	659	17,272
Liberty Ventures, Inc., Class A(a)	24,918	912,996
Total		4,631,701
Media 3.4%
Comcast Corp.	59,114	3,358,266
Comcast Corp., Class A	381,671	21,770,514

Common Stocks (continued)

Issuer	Shares	Value ($)
Gannett Co., Inc.	17,511	569,983
Liberty Broadband Corp. Class A(a)	4,176	229,012
Liberty Broadband Corp. Class C(a)	7,928	431,283
Liberty Global PLC, Class C(a)	27,543	1,374,947
Liberty Media Corp., Class A(a)	16,707	614,316
Liberty Media Corp., Class C(a)	31,714	1,158,512
Madison Square Garden Co. (The), Class A(a)	10,614	775,247
News Corp., Class A(a)	31,805	493,614
News Corp., Class B(a)	14,504	218,285
Pearson PLC	618,210	11,887,075
Regal Entertainment Group, Class A	271,127	6,260,322
Time Warner, Inc.	132,146	11,248,268
Time, Inc.	148	3,543
Total		60,393,187
Multiline Retail 0.4%
Dillard's, Inc., Class A	10,044	1,183,987
Kohl's Corp.	53,883	3,212,504
Target Corp.	40,388	2,988,712
Total		7,385,203
Specialty Retail 0.2%
Foot Locker, Inc.	36,923	2,115,319
GameStop Corp., Class A	14,272	539,624
Penske Automotive Group, Inc.	22,093	1,046,104
Staples, Inc.	16,102	226,394
Total		3,927,441
Textiles, Apparel & Luxury Goods 0.1%
PVH Corp.	13,692	1,740,801
Total Consumer Discretionary		116,316,428
Consumer Staples 14.3%
Beverages 2.4%
Anheuser-Busch InBev NV	95,805	11,252,901
Coca-Cola Co. (The)	423,716	18,995,188
Molson Coors Brewing Co., Class B	13,364	1,033,706
PepsiCo, Inc.	85,610	8,569,561
SABMiller PLC	48,214	2,684,057
Total		42,535,413

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Food & Staples Retailing 1.8%
CVS Health Corp.	172,058	15,719,219
Safeway, Inc.	60,717	2,115,380
SYSCO Corp.	224,698	9,046,342
Wesfarmers Ltd.	134,345	4,734,886
Total		31,615,827
Food Products 1.6%
Archer-Daniels-Midland Co.	55,187	2,907,251
Bunge Ltd.	24,761	2,247,556
ConAgra Foods, Inc.	105,784	3,863,232
Ingredion, Inc.	19,294	1,605,840
JM Smucker Co. (The)	22,005	2,257,053
Kraft Foods Group, Inc.	71,044	4,274,717
Mondelez International, Inc., Class A	101,457	3,977,114
Tyson Foods, Inc., Class A	69,985	2,963,165
Unilever PLC	118,555	5,011,048
Total		29,106,976
Household Products 3.2%
Energizer Holdings, Inc.	15,755	2,048,465
Kimberly-Clark Corp.	93,536	10,905,362
Procter & Gamble Co. (The)	490,096	44,319,382
Total		57,273,209
Tobacco 5.3%
Altria Group, Inc.	948,312	47,662,161
British American Tobacco PLC	183,441	10,872,562
Imperial Tobacco Group PLC	244,547	11,306,677
Lorillard, Inc.	205,155	12,953,487
Philip Morris International, Inc.	156,477	13,602,546
Total		96,397,433
Total Consumer Staples		256,928,858
Energy 13.2%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	37,375	2,130,375
Helmerich & Payne, Inc.	26,960	1,875,068
Nabors Industries Ltd.	74,271	974,436
National Oilwell Varco, Inc.	37,758	2,531,296
Noble Corp. PLC	63,763	1,147,096
Superior Energy Services, Inc.	26,753	516,601

Common Stocks (continued)

Issuer	Shares	Value ($)
Transocean Ltd.	116,525	2,448,190
Weatherford International PLC(a)	193,599	2,536,147
Total		14,159,209
Oil, Gas & Consumable Fuels 12.4%
Anadarko Petroleum Corp.	74,615	5,905,777
Apache Corp.	53,458	3,426,123
BP PLC, ADR	145,590	5,724,599
Chesapeake Energy Corp.	139,842	2,833,199
Chevron Corp.	473,421	51,541,344
Cimarex Energy Co.	21,851	2,293,262
ConocoPhillips	547,396	36,166,454
Denbury Resources, Inc.	61,512	508,089
Devon Energy Corp.	50,299	2,966,132
Exxon Mobil Corp.	266,615	24,139,322
Hess Corp.	38,224	2,787,676
HollyFrontier Corp.	47,840	1,952,829
Kinder Morgan, Inc.	56,473	2,335,159
Marathon Oil Corp.	87,645	2,534,693
Marathon Petroleum Corp.	39,477	3,556,483
Newfield Exploration Co.(a)	3,114	84,794
Occidental Petroleum Corp.	373,630	29,804,465
Phillips 66	23,886	1,744,156
QEP Resources, Inc.	45,111	922,069
Royal Dutch Shell PLC, Class A	373,250	12,432,824
Spectra Energy Corp.	195,270	7,396,828
Suncor Energy, Inc.	103,106	3,257,119
Tesoro Corp.	33,424	2,560,947
Total SA	200,234	11,201,655
Valero Energy Corp.	72,281	3,513,579
Whiting Petroleum Corp.(a)	29,856	1,247,085
WPX Energy, Inc.(a)	16,843	228,560
Total		223,065,222
Total Energy		237,224,431
Financials 10.6%
Banks 6.1%
Bank of America Corp.	527,310	8,985,362
Bank of Montreal	204,283	15,053,614
BB&T Corp.	59,125	2,222,509
BOK Financial Corp.	5,990	386,056

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
CIT Group, Inc.	33,577	1,638,558
Citigroup, Inc.	144,695	7,809,189
Comerica, Inc.	15,342	715,091
Fifth Third Bancorp	74,048	1,489,846
Huntington Bancshares, Inc.	139,319	1,408,515
JPMorgan Chase & Co.	589,539	35,466,666
KeyCorp	75,208	1,015,308
M&T Bank Corp.	21,846	2,753,033
PNC Financial Services Group, Inc. (The)	44,630	3,903,786
Regions Financial Corp.	232,084	2,337,086
SunTrust Banks, Inc.	22,482	883,318
Wells Fargo & Co.	413,128	22,507,213
Zions Bancorporation	27,834	781,022
Total		109,356,172
Capital Markets 1.3%
Bank of New York Mellon Corp. (The)	96,332	3,856,170
BlackRock, Inc.	24,533	8,809,310
E*TRADE Financial Corp.(a)	34,069	777,114
Goldman Sachs Group, Inc. (The)	36,679	6,910,690
Legg Mason, Inc.	10,118	574,196
Morgan Stanley	61,376	2,159,208
State Street Corp.	9,206	706,376
Total		23,793,064
Consumer Finance 0.3%
Capital One Financial Corp.	63,234	5,261,069
Diversified Financial Services 0.1%
CME Group, Inc.	13,361	1,130,875
Intercontinental Exchange, Inc.	1,647	372,205
Leucadia National Corp.	30,575	707,200
NASDAQ OMX Group, Inc. (The)	14,055	631,210
Total		2,841,490
Insurance 2.7%
ACE Ltd.	24,176	2,764,284
Aflac, Inc.	14,386	859,276
Alleghany Corp.(a)	1,406	641,895
Allied World Assurance Co. Holdings AG	465	17,531
Allstate Corp. (The)	57,225	3,899,884
American Financial Group, Inc.	11,946	721,419
American International Group, Inc.	90,528	4,960,934
Arch Capital Group Ltd.(a)	11,201	642,041

Common Stocks (continued)

Issuer	Shares	Value ($)
Assurant, Inc.	12,198	824,463
Assured Guaranty Ltd.	16,363	418,238
Axis Capital Holdings Ltd.	9,588	479,879
Chubb Corp. (The)	16,284	1,678,066
Cincinnati Financial Corp.	26,553	1,352,875
CNA Financial Corp.	3,492	135,210
Everest Re Group Ltd.	8,464	1,484,501
Genworth Financial, Inc., Class A(a)	41,456	376,835
Hartford Financial Services Group, Inc. (The)	119,608	4,939,810
HCC Insurance Holdings, Inc.	16,809	892,054
Lincoln National Corp.	22,004	1,246,087
Loews Corp.	16,462	685,478
Markel Corp.(a)	1,172	816,626
MetLife, Inc.	40,163	2,233,464
Old Republic International Corp.	43,614	659,880
PartnerRe Ltd.	4,461	519,751
Principal Financial Group, Inc.	49,380	2,630,473
Protective Life Corp.	13,180	918,778
Prudential Financial, Inc.	19,333	1,642,918
Reinsurance Group of America, Inc.	4,895	419,599
RenaissanceRe Holdings Ltd.	7,450	729,504
Travelers Companies, Inc. (The)	45,804	4,784,228
Unum Group	43,810	1,455,368
Validus Holdings Ltd.	6,795	281,993
WR Berkley Corp.	33,984	1,775,324
XL Group PLC	23,721	842,570
Total		48,731,236
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp, Inc.	73,955	1,175,145
People's United Financial, Inc.	26,655	393,961
Total		1,569,106
Total Financials		191,552,137
Health Care 13.5%
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp.(a)	103,448	1,331,376
CareFusion Corp.(a)	17,726	1,048,848
Hologic, Inc.(a)	24,109	646,121
Teleflex, Inc.	6,902	822,373
Total		3,848,718

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 2.2%
Aetna, Inc.	48,878	4,264,117
CIGNA Corp.	5,925	609,623
Community Health Systems, Inc.(a)	23,897	1,125,071
Express Scripts Holding Co.(a)	104,505	8,689,591
Humana, Inc.	39,232	5,412,839
Mednax, Inc.(a)	8,437	552,286
Omnicare, Inc.	17,275	1,214,778
Quest Diagnostics, Inc.	36,593	2,389,889
UnitedHealth Group, Inc.	126,662	12,492,673
Universal Health Services, Inc., Class B	3,138	328,297
WellPoint, Inc.	24,778	3,169,354
Total		40,248,518
Life Sciences Tools & Services 0.2%
Bio-Rad Laboratories, Inc., Class A(a)	800	95,032
Thermo Fisher Scientific, Inc.	21,569	2,788,656
Total		2,883,688
Pharmaceuticals 10.9%
AbbVie, Inc.	314,227	21,744,508
AstraZeneca PLC, ADR	72,648	5,388,302
Bristol-Myers Squibb Co.	216,484	12,783,380
Eli Lilly & Co.	184,001	12,534,148
Johnson & Johnson	431,374	46,696,236
Mallinckrodt PLC(a)	1,530	141,097
Merck & Co., Inc.	330,857	19,983,763
Novartis AG, ADR	71,193	6,880,803
Pfizer, Inc.	2,028,239	63,179,645
Roche Holding AG, Genusschein Shares	22,301	6,679,337
Total		196,011,219
Total Health Care		242,992,143
Industrials 8.0%
Aerospace & Defense 2.1%
BAE Systems PLC	748,722	5,626,481
L-3 Communications Holdings, Inc.	22,751	2,834,775
Lockheed Martin Corp.	153,391	29,383,580
Textron, Inc.	14,507	628,443
Total		38,473,279

Common Stocks (continued)

Issuer	Shares	Value ($)
Air Freight & Logistics 0.4%
FedEx Corp.	38,512	6,862,068
Airlines 0.4%
Alaska Air Group, Inc.	1,914	112,984
Southwest Airlines Co.	189,320	7,917,362
Total		8,030,346
Building Products 0.1%
Owens Corning	29,621	1,031,996
Commercial Services & Supplies 0.8%
ADT Corp. (The)	17,945	626,998
KAR Auction Services, Inc.	34,933	1,210,429
Republic Services, Inc.	90,608	3,588,983
RR Donnelley & Sons Co.	413,355	6,960,898
Waste Connections, Inc.	28,770	1,358,232
Total		13,745,540
Construction & Engineering 0.1%
AECOM Technology Corp.(a)	4,843	155,024
Jacobs Engineering Group, Inc.(a)	22,103	1,026,684
Quanta Services, Inc.(a)	35,623	1,086,502
Total		2,268,210
Electrical Equipment 0.2%
Eaton Corp. PLC	40,026	2,714,964
Industrial Conglomerates 2.3%
Danaher Corp.	1,308	109,296
General Electric Co.	1,377,698	36,495,220
Siemens AG, Registered Shares	45,480	5,381,499
Total		41,986,015
Machinery 0.6%
AGCO Corp.	24,498	1,033,571
Ingersoll-Rand PLC	6,160	388,449
Joy Global, Inc.	25,674	1,259,053
Oshkosh Corp.	21,887	993,670
Pentair PLC	21,244	1,374,699
SPX Corp.	4,413	395,802
Stanley Black & Decker, Inc.	29,675	2,802,507
Timken Co. (The)	13,752	588,448
Trinity Industries, Inc.	39,298	1,259,894
Total		10,096,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Marine —%
Kirby Corp.(a)	4,365	419,651
Professional Services —%
Manpowergroup, Inc.	7,324	489,683
Road & Rail 0.9%
Avis Budget Group, Inc.(a)	26,977	1,622,667
CSX Corp.	136,477	4,980,046
Genesee & Wyoming, Inc., Class A(a)	8,697	857,437
Hertz Global Holdings, Inc.(a)	112,975	2,682,026
Norfolk Southern Corp.	40,393	4,509,474
Ryder System, Inc.	13,234	1,264,112
Union Pacific Corp.	5,144	600,665
Total		16,516,427
Trading Companies & Distributors 0.1%
Air Lease Corp.	7,269	276,440
Veritiv Corp.(a)	1,015	51,004
WESCO International, Inc.(a)	11,121	916,259
Total		1,243,703
Total Industrials		143,877,975
Information Technology 13.0%
Communications Equipment 3.3%
Brocade Communications Systems, Inc.	74,473	842,289
Cisco Systems, Inc.	2,071,887	57,266,957
EchoStar Corp., Class A(a)	3,561	191,867
Juniper Networks, Inc.	42,357	938,631
Total		59,239,744
Electronic Equipment, Instruments & Components 0.2%
Arrow Electronics, Inc.(a)	25,349	1,481,395
Avnet, Inc.	23,078	1,010,586
Corning, Inc.	60,692	1,275,746
Ingram Micro, Inc., Class A(a)	25,858	709,285
Jabil Circuit, Inc.	2,798	58,058
Total		4,535,070
IT Services 0.9%
Amdocs Ltd.	27,252	1,328,399
Computer Sciences Corp.	29,967	1,899,309
Fidelity National Information Services, Inc.	71,601	4,381,265
Paychex, Inc.	98,391	4,664,717
Xerox Corp.	309,778	4,324,501
Total		16,598,191

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	73,317	4,006,041
Broadcom Corp., Class A	71,096	3,066,371
First Solar, Inc.(a)	16,681	814,033
Intel Corp.	1,274,522	47,475,945
Lam Research Corp.	13,621	1,125,639
Marvell Technology Group Ltd.	41,275	591,058
Maxim Integrated Products, Inc.	85,925	2,540,802
Microchip Technology, Inc.	294,888	13,314,193
NVIDIA Corp.	95,372	1,999,951
Teradyne, Inc.	19,091	378,956
Total		75,312,989
Software 2.5%
Activision Blizzard, Inc.	122,188	2,645,370
CA, Inc.	10,738	334,489
Microsoft Corp.	871,049	41,644,853
Synopsys, Inc.(a)	17,745	769,955
Total		45,394,667
Technology Hardware, Storage & Peripherals 1.9%
Apple, Inc.	93,738	11,148,260
EMC Corp.	258,902	7,857,676
Hewlett-Packard Co.	285,576	11,154,599
Seagate Technology PLC	53,274	3,521,944
Total		33,682,479
Total Information Technology		234,763,140
Materials 2.5%
Chemicals 0.9%
Ashland, Inc.	19,504	2,224,431
CF Industries Holdings, Inc.	14,421	3,866,991
LyondellBasell Industries NV, Class A	120,852	9,530,389
Mosaic Co. (The)	25,629	1,173,039
Rockwood Holdings, Inc.	986	76,859
Total		16,871,709
Construction Materials —%
Vulcan Materials Co.	10,903	720,688
Containers & Packaging 0.2%
Bemis Co., Inc.	25,902	1,034,526
MeadWestvaco Corp.	29,839	1,336,787

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Rock-Tenn Co., Class A	36,118	2,051,864
Sonoco Products Co.	2,487	104,504
Total		4,527,681
Metals & Mining 1.2%
Alcoa, Inc.	184,733	3,194,034
Allegheny Technologies, Inc.	1,267	42,685
BHP Billiton Ltd.	187,261	4,855,662
Freeport-McMoRan, Inc.	143,252	3,846,316
Newmont Mining Corp.	39,019	717,950
Nucor Corp.	53,380	2,862,769
Reliance Steel & Aluminum Co.	12,974	829,558
Rio Tinto PLC	50,331	2,352,614
Steel Dynamics, Inc.	37,238	839,344
TimkenSteel Corp.	3,973	141,518
United States Steel Corp.	36,401	1,213,973
Total		20,896,423
Paper & Forest Products 0.2%
International Paper Co.	53,134	2,859,672
Total Materials		45,876,173
Telecommunication Services 7.0%
Diversified Telecommunication Services 6.4%
AT&T, Inc.	1,193,756	42,235,087
BCE, Inc.	149,277	7,015,431
BCE, Inc.	168,639	7,912,542
CenturyLink, Inc.	493,662	20,126,600
Frontier Communications Corp.	251,510	1,773,145
Orange SA	357,091	6,289,612
Telstra Corp., Ltd.	1,330,842	6,439,672
Verizon Communications, Inc.	425,962	21,549,418
Windstream Holdings, Inc.	149,987	1,516,369
Total		114,857,876
Wireless Telecommunication Services 0.6%
Sprint Corp.(a)	92,759	474,926
T-Mobile USA, Inc.(a)	11,176	326,227
United States Cellular Corp.(a)	3,857	148,456
Vodafone Group PLC	973,285	3,556,674
Vodafone Group PLC, ADR	192,779	7,046,073
Total		11,552,356
Total Telecommunication Services		126,410,232

Common Stocks (continued)

Issuer	Shares	Value ($)
Utilities 5.4%
Electric Utilities 2.9%
American Electric Power Co., Inc.	85,516	4,921,446
Duke Energy Corp.	272,200	22,020,980
Endesa SA	81,552	1,576,354
PPL Corp.	191,408	6,800,726
Southern Co. (The)	121,611	5,768,010
Terna Rete Elettrica Nazionale SpA	1,413,788	6,827,974
Xcel Energy, Inc.	134,944	4,579,999
Total		52,495,489
Gas Utilities 0.1%
UGI Corp.	43,207	1,629,336
Independent Power and Renewable Electricity Producers 0.1%
Calpine Corp.(a)	36,503	838,109
NRG Energy, Inc.	42,444	1,326,799
Total		2,164,908
Multi-Utilities 2.3%
Ameren Corp.	132,907	5,729,621
CMS Energy Corp.	65,283	2,160,867
DTE Energy Co.	32,112	2,615,844
National Grid PLC	633,384	9,200,914
PG&E Corp.	121,363	6,128,831
Public Service Enterprise Group, Inc.	98,281	4,106,180
SCANA Corp.	49,917	2,846,767
Sempra Energy	75,615	8,448,464
Total		41,237,488
Total Utilities		97,527,221
Total Common Stocks (Cost: $1,508,827,377)		1,693,468,738

Equity-Linked Notes 5.0%

Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG Senior Unsecured (linked to common stock of Merck & Co.)(b) 12/15/14	15.230%	326,720	19,639,139
Goldman Sachs Group, Inc. (The)(b) Senior Unsecured (linked to common stock of Apple, Inc.) 03/11/15	7.000%	270,760	30,951,117
(linked to common stock of Dow Chemical Co. (The)) 02/13/15	7.000%	345,330	16,812,405

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
JPMorgan Chase & Co.(b) Senior Unsecured (linked to common stock of Delta Air Lines, Inc.) 12/23/14	8.260%	99,700	4,414,716
(linked to common stock of KKR & Co., LLP) 01/20/15	12.300%	153,214	3,474,893
(linked to common stock of Suncor Energy, Inc.) 01/20/15	10.600%	14,550	462,399
(linked to common stock of United Continental Holdings, Inc.) 12/23/14	12.580%	98,300	5,564,763
UBS AG Senior Unsecured (linked to common stock of Blackstone Group LP (The))(b) 02/26/15	8.960%	251,740	8,393,012
Total Equity-Linked Notes (Cost: $86,862,847)			89,712,444

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(c)(d)	16,823,286	16,823,286
Total Money Market Funds (Cost: $16,823,286)		16,823,286
Total Investments (Cost: $1,612,513,510)		1,800,004,468
Other Assets & Liabilities, Net		2,219,462
Net Assets		1,802,223,930

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $89,712,444 or 4.98% of net assets.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	22,254,774	298,825,402	(304,256,890)	16,823,286	14,552	16,823,286

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Active Portfolios® Multi-Manager Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	104,429,353	11,887,075	—	116,316,428
Consumer Staples	211,066,726	45,862,132	—	256,928,858
Energy	213,589,952	23,634,479	—	237,224,431
Financials	191,552,137	—	—	191,552,137
Health Care	236,312,806	6,679,337	—	242,992,143
Industrials	132,869,994	11,007,981	—	143,877,975
Information Technology	234,763,140	—	—	234,763,140
Materials	38,667,897	7,208,276	—	45,876,173
Telecommunication Services	110,124,274	16,285,958	—	126,410,232
Utilities	79,921,979	17,605,242	—	97,527,221
Total Equity Securities	1,553,298,258	140,170,480	—	1,693,468,738
Other
Equity-Linked Notes	—	89,712,444	—	89,712,444
Total Other	—	89,712,444	—	89,712,444
Mutual Funds
Money Market Funds	16,823,286	—	—	16,823,286
Total Mutual Funds	16,823,286	—	—	16,823,286
Total	1,570,121,544	229,882,924	—	1,800,004,468

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Active Portfolios® Multi-Manager Value Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,595,690,224)	$1,783,181,182
Affiliated issuers (identified cost $16,823,286)	16,823,286
Total investments (identified cost $1,612,513,510)	1,800,004,468
Foreign currency (identified cost $97,962)	97,952
Receivable for:
Investments sold	1,783,201
Capital shares sold	3,628,270
Dividends	5,728,149
Reclaims	184,309
Expense reimbursement due from Investment Manager	2,211
Prepaid expenses	7,065
Total assets	1,811,435,625
Liabilities
Disbursements in excess of cash	812,982
Payable for:
Investments purchased	5,126,606
Capital shares purchased	2,791,190
Investment management fees	59,518
Distribution and/or service fees	24,861
Transfer agent fees	253,307
Administration fees	5,383
Compensation of board members	21,439
Other expenses	116,409
Total liabilities	9,211,695
Net assets applicable to outstanding capital stock	$1,802,223,930
Represented by
Paid-in capital	$1,515,892,433
Undistributed net investment income	7,498,412
Accumulated net realized gain	91,364,475
Unrealized appreciation (depreciation) on:
Investments	187,490,958
Foreign currency translations	(22,348)
Total — representing net assets applicable to outstanding capital stock	$1,802,223,930
Class A
Net assets	$1,802,223,930
Shares outstanding	138,637,290
Net asset value per share	$13.00

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Active Portfolios® Multi-Manager Value Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$26,753,742
Dividends — affiliated issuers	14,552
Interest	2,123,329
Foreign taxes withheld	(570,697)
Total income	28,320,926
Expenses:
Investment management fees	5,291,297
Distribution and/or service fees
Class A	2,202,283
Transfer agent fees
Class A	1,689,929
Administration fees	477,854
Compensation of board members	15,770
Custodian fees	20,294
Printing and postage fees	123,430
Registration fees	91,812
Professional fees	20,162
Other	13,271
Total expenses	9,946,102
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(290,850)
Total net expenses	9,655,252
Net investment income	18,665,674
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	41,694,843
Foreign currency translations	(95,729)
Net realized gain	41,599,114
Net change in unrealized appreciation (depreciation) on:
Investments	23,374,090
Foreign currency translations	(17,944)
Net change in unrealized appreciation	23,356,146
Net realized and unrealized gain	64,955,260
Net increase in net assets resulting from operations	$83,620,934

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Active Portfolios® Multi-Manager Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$18,665,674	$23,904,073
Net realized gain	41,599,114	126,928,690
Net change in unrealized appreciation	23,356,146	53,682,840
Net increase in net assets resulting from operations	83,620,934	204,515,603
Distributions to shareholders
Net investment income
Class A	(18,166,443)	(18,761,924)
Net realized gains
Class A	—	(90,982,487)
Total distributions to shareholders	(18,166,443)	(109,744,411)
Increase (decrease) in net assets from capital stock activity	(16,181,063)	907,244,652
Total increase in net assets	49,273,428	1,002,015,844
Net assets at beginning of period	1,752,950,502	750,934,658
Net assets at end of period	$1,802,223,930	$1,752,950,502
Undistributed net investment income	$7,498,412	$6,999,181

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	13,723,087	172,682,413	92,115,130	1,093,668,735
Distributions reinvested	1,412,699	18,166,409	9,527,929	109,741,649
Redemptions	(16,401,858)	(207,029,885)	(24,350,459)	(296,165,732)
Net increase (decrease)	(1,266,072)	(16,181,063)	77,292,600	907,244,652
Total net increase (decrease)	(1,266,072)	(16,181,063)	77,292,600	907,244,652

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Active Portfolios® Multi-Manager Value Fund

Financial Highlights

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$12.53		$11.99		$9.49	$10.00
Income from investment operations:
Net investment income	0.13		0.25		0.18	0.02
Net realized and unrealized gain (loss)	0.47		1.67		2.50	(0.53)
Total from investment operations	0.60		1.92		2.68	(0.51)
Less distributions to shareholders:
Net investment income	(0.13)		(0.20)		(0.18)	—
Net realized gains	—		(1.18)		—	—
Total distributions to shareholders	(0.13)		(1.38)		(0.18)	—
Net asset value, end of period	$13.00		$12.53		$11.99	$9.49
Total return	4.81%		17.18%		28.49%	(5.10%)
Ratios to average net assets(b)
Total gross expenses	1.13	%(c)	1.20	%(d)	1.24%	1.38	%(c)
Total net expenses(e)	1.10	%(c)	1.08	%(d)	1.08%	1.08	%(c)
Net investment income	2.12	%(c)	2.05%		1.70%	2.46	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,802,224		$1,752,951		$750,935	$576,769
Portfolio turnover	26%		99%		55%	3%

Notes to Financial Highlights

(a)  Based on operations from April 20, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Active Portfolios® Multi-Manager Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund only offers Class A shares that are available only to certain eligible investors through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Semiannual Report 2014
20

Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2014
21

Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) shares the responsibility for the day-to-day portfolio management of the Fund with the Investment Manager. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.60% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Dimensional Fund Advisors, L.P. (DFA) to subadvise a portion of the assets of the Fund. The Investment Manager compensates DFA to manage the investment of a portion of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $1,808.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a

Semiannual Report 2014
22

Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets for Class A shares as 0.19%.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

The Fund may pay distribution and service fees up to a maximum annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares (comprised of up to 0.25% for distribution services and up to 0.25% for shareholder liaison services).

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.13%	1.08%

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $1,612,514,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$224,439,000
Unrealized depreciation	(36,949,000)
Net unrealized appreciation	$187,490,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $456,868,698 and $456,304,677, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by

Semiannual Report 2014
23

Active Portfolios® Multi-Manager Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

Affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota

Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
24

Active Portfolios® Multi-Manager Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
25

Active Portfolios® Multi-Manager Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR116_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Absolute Return Emerging Markets Macro Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

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President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Absolute Return Emerging Markets Macro Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	14
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	27
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Absolute Return Emerging Markets Macro Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Emerging Markets Macro Fund (the Fund) Class A shares returned -2.39% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund underperformed its benchmarks, the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.01% and the 1 Month USD LIBOR, which returned 0.08% for the same time period.

>  On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class A	04/07/11
Excluding sales charges		-2.39	0.04	0.87
Including sales charges		-7.97	-5.74	-0.75
Class B	04/07/11
Excluding sales charges		-2.79	-0.65	0.11
Including sales charges		-7.65	-5.51	-0.70
Class C	04/07/11
Excluding sales charges		-2.81	-0.76	0.07
Including sales charges		-3.78	-1.73	0.07
Class I	04/07/11	-2.27	0.39	1.26
Class R	04/07/11	-2.58	-0.23	0.60
Class R5*	11/08/12	-2.28	0.45	1.11
Class W	04/07/11	-2.48	0.03	0.83
Class Z	04/07/11	-2.26	0.29	1.11
Citigroup 3-Month U.S. Treasury Bill Index		0.01	0.04	0.05
1 Month USD LIBOR		0.08	0.16	0.20

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The 1 Month USD LIBOR is the average interest rate at which a selection of banks in London lend U.S. dollar funds from one another with a maturity of one month. The LIBOR interest rates are used by banks as the base rate in setting the level of their savings, mortgage and loan interest rates.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio Overview

(Unaudited)

Sector Allocation (%) (at November 30, 2014)
Sovereign	47.1
USD denominated	26.5
non-USD denominated	20.6
Quasi Sovereign	23.5
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	29.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $21.2 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Foreign Debt Percentages by Country (%) at November 30, 2014
China	15.3
Brazil	10.3
Russian Federation	6.8
Peru	6.1
Singapore	5.5
Georgia	4.9
Mexico	4.7
Panama	4.3
Dominican Republic	4.0
Chile	3.5
Venezuela	3.5
Ivory Coast	3.4
Zambia	3.4
Hungary	3.0
Indonesia	2.5
Qatar	2.0
Croatia	1.7
Trinidad and Tobago	1.7
Romania	1.6
South Korea	1.5
Guatemala	1.5
Morocco	1.4
United Arab Emirates	1.4
Colombia	1.2
Greece	0.0	(a)
Turkey	(3.7)

Percentages indicated are based upon Fund net assets and include market value of credit default swaps valued at notional but do not include investments in forward foreign currency contracts. The Fund's portfolio composition is subject to change.

Foreign debt exposure is defined as exposure to foreign debt, through bond or derivative investments, issued in a currency different from the currency that the sovereign entity can produce (print) itself.

(a) Rounds to zero.

Portfolio Management

Henry Stipp, PhD

Jim Carlen, CFA

Semiannual Report 2014
5

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio Overview (continued)

(Unaudited)

Quality Breakdown (%) (at November 30, 2014)
AAA rating	7.9
AA rating	10.2
A rating	8.8
BBB rating	36.2
BB rating	16.2
B rating	15.7
CCC rating	5.0
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.

Notional Market Value (in USD) of
Forward Foreign Currency Contracts Exposure as a % of Net Assets

BRL  Brazilian Real

CLP  Chilean Peso

COP  Colombian Peso

CZK  Czech Koruna

IDR  Indonesian Rupiah

NZD  New Zealand Dollar

SGD  Singapore Dollar

Semiannual Report 2014
6

Columbia Absolute Return Emerging Markets Macro Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	976.10	1,017.10	7.73	7.90	1.57
Class B	1,000.00	1,000.00	972.10	1,013.31	11.46	11.70	2.33
Class C	1,000.00	1,000.00	971.90	1,013.31	11.45	11.70	2.33
Class I	1,000.00	1,000.00	977.30	1,019.30	5.57	5.69	1.13
Class R	1,000.00	1,000.00	974.20	1,015.81	9.01	9.20	1.83
Class R5	1,000.00	1,000.00	977.20	1,019.05	5.82	5.94	1.18
Class W	1,000.00	1,000.00	975.20	1,017.25	7.58	7.75	1.54
Class Z	1,000.00	1,000.00	977.40	1,018.30	6.56	6.69	1.33

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until September 30, 2015, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds) will not exceed 1.68% for Class A, 2.43% for Class B, 2.43% for Class C, 1.23% for Class I, 1.93% for Class R, 1.28% for Class R5, 1.68% for Class W and 1.43% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change was effective October 1, 2014. If this change had been in place for the entire six month period ended November 30, 2014, the actual expenses paid would have been $8.28 for Class A, $11.95 for Class B, $11.95 for Class C, $6.06 for Class I, $9.50 for Class R, $6.31 for Class R5, $8.27 for Class W and $7.05 for Class Z; and the hypothetical expenses paid would have been $8.45 for Class A, $12.19 for Class B, $12.19 for Class C, $6.19 for Class I, $9.70 for Class R, $6.44 for Class R5, $8.45 for Class W and $7.19 for Class Z.

Semiannual Report 2014
7

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Inflation-Indexed Bonds(a) 6.6%

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Brazil 2.5%
Brazil Notas do Tesouro Nacional 05/15/45	6.000%	BRL	4,478,810	1,800,669
Mexico 4.1%
Mexican Udibonos 11/15/40	4.000%	MXN	38,695,014	3,047,015
Total Inflation-Indexed Bonds (Cost: $5,471,487)				4,847,684

Foreign Government Obligations(a)(b) 62.5%

Brazil 1.7%
Brazilian Government International Bond Senior Unsecured 01/05/23	2.625%		1,350,000	1,246,725
Chile 3.5%
Chile Government International Bond Senior Unsecured 08/05/20	5.500%	CLP	1,500,000,000	2,605,496
Colombia 6.9%
Colombia Government International Bond Senior Unsecured 07/12/21	4.375%		1,700,000	1,813,050
03/21/23	4.375%	COP	2,650,000,000	1,088,991
06/28/27	9.850%	COP	1,840,000,000	1,084,406
Empresa de Energia de Bogota SA ESP Senior Unsecured(c) 11/10/21	6.125%		1,000,000	1,071,808
Total				5,058,255
Croatia 1.7%
Croatia Government International Bond Senior Unsecured 11/05/19	6.750%		1,145,000	1,278,106
Dominican Republic 4.0%
Dominican Republic International Bond Senior Unsecured(c) 05/06/21	7.500%		2,600,000	2,930,076
Georgia 4.9%
Georgian Railway JSC Senior Unsecured 07/11/22	7.750%		3,300,000	3,646,500
Foreign Government Obligations(a)(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Greece —%
Hellenic Republic Government Bond Senior Unsecured(d) 10/15/42	0.000%	EUR	1,417,500	13,501
Guatemala 1.5%
Guatemala Government Bond Senior Unsecured(c) 06/06/22	5.750%		1,000,000	1,097,500
Hungary 3.0%
MFB Hungarian Development Bank 10/21/20	6.250%		2,000,000	2,227,500
Indonesia 2.5%
Indonesia Treasury Bond Senior Unsecured 09/15/16	7.375%	IDR	9,600,000,000	788,138
PT Perusahaan Listrik Negara Senior Unsecured(c) 11/22/21	5.500%		1,000,000	1,074,360
Total				1,862,498
Ivory Coast 3.4%
Ivory Coast Government International Bond(c) Senior Unsecured 07/23/24	5.375%		1,310,000	1,269,063
Ivory Coast Government International Bond(d) Senior Unsecured 12/31/32	5.750%		1,310,000	1,270,962
Total				2,540,025
Mexico 0.6%
Mexican Bonos 12/15/16	7.250%	MXN	5,671,000	436,133
Morocco 1.4%
Morocco Government International Bond Senior Unsecured(c) 12/11/22	4.250%		1,000,000	1,025,000
Qatar 2.0%
Qatar Government International Bond Senior Unsecured 04/09/19	6.550%		1,250,000	1,490,625
Romania 1.6%
Romanian Government International Bond Senior Unsecured(c) 02/07/22	6.750%		1,000,000	1,202,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Foreign Government Obligations(a)(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)		Value ($)
Russian Federation 6.8%
Russian Foreign Bond — Eurobond Senior Unsecured(c) 04/04/17	3.250%		2,000,000	1,992,500
Sberbank of Russia Via SB Capital SA Senior Unsecured(c) 02/07/17	4.950%		3,000,000	2,985,000
Total				4,977,500
Singapore 5.5%
Singapore Government Bond Senior Unsecured 03/01/27	3.500%	SGD	4,700,000	4,028,078
South Korea 1.5%
Export-Import Bank of Korea Senior Unsecured 11/20/15	1.250%		1,100,000	1,105,400
Trinidad and Tobago 1.7%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured(c) 08/14/19	9.750%		1,000,000	1,236,000
United Arab Emirates 1.4%
Abu Dhabi National Energy Co. Senior Unsecured(c) 01/12/23	3.625%		1,000,000	1,007,500

Foreign Government Obligations(a)(b) (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venezuela 3.5%
Petroleos de Venezuela SA 11/02/17	8.500%	3,660,000	2,562,000
Zambia 3.4%
Zambia Government International Bond Senior Unsecured 04/14/24	8.500%	2,200,000	2,480,500
Total Foreign Government Obligations (Cost: $47,790,350)			46,057,418

Money Market Funds 28.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(e)(f)	21,170,582	21,170,582
Total Money Market Funds (Cost: $21,170,582)		21,170,582
Total Investments (Cost: $74,432,419)		72,075,684
Other Assets & Liabilities, Net		1,536,072
Net Assets		73,611,756

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
J.P. Morgan Securities, Inc.	01/09/15	5,405,000 SGD	4,141,115 USD	—	(2,067)
Morgan Stanley	01/13/15	109,000,000 CZK	4,941,473 USD	34,196	—
Standard Chartered Bank	12/22/14	1,600,000,000 CLP	2,696,553 USD	72,371	—
Standard Chartered Bank	12/22/14	119,980 USD	255,000,000 COP	—	(5,237)
Standard Chartered Bank	01/14/15	9,715,000,000 IDR	798,274 USD	10,679	—
State Street Bank	12/08/14	1,590,000 BRL	641,828 USD	25,095	—
UBS Securities	01/13/15	4,800,000 NZD	3,791,136 USD	42,125	—
Total				184,466	(7,304)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $216,300 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	(79)	USD	(9,439,883)	03/2015	—	(46,911)
US 10YR NOTE	(121)	USD	(15,372,672)	03/2015	—	(119,131)
Total					—	(166,042)

Credit Default Swap Contracts Outstanding at November 30, 2014
Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets Limited	Republic of Turkey	12/20/15	1.000	2,700,000	(12,926)	(33,592)	(5,100)	—	(51,618)
Goldman Sachs International	Republic of Colombia	09/20/19	1.000	6,400,000	(17,540)	61,780	(12,089)	32,151	—
Total								32,151	(51,618)

Credit Default Swap Contracts Outstanding at November 30, 2014
Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	Federative Republic of Brazil	03/20/18	1.000	1.064	2,260,000	(4,733)	14,301	4,269	13,837	—
Citibank	Federative Republic of Brazil	12/20/17	1.000	0.989	2,200,000	735	7,753	4,156	12,644	—
Citibank	People's Republic of China	12/20/16	1.000	0.313	1,500,000	21,331	12,309	2,833	36,473	—
Citibank	Republic of Colombia	12/20/17	1.000	0.620	2,200,000	25,419	1,944	4,156	31,519	—
Citibank	Republic of Panama	12/20/17	1.000	0.570	3,200,000	41,898	1,886	6,044	49,828	—
Citibank	Republic of Peru	09/20/16	1.000	0.459	1,500,000	14,797	15,284	2,833	32,914	—
Citibank	Republic of Peru	09/20/16	1.000	0.459	3,000,000	29,594	12,905	5,667	48,166	—
Citibank New York	People's Republic of China	12/20/16	1.000	0.313	9,700,000	137,940	108,968	18,322	265,230	—
Total									490,611	—

**Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Credit Default Swap Contracts Outstanding at November 30, 2014
Sell Protection (continued)

represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent adeterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Notes to Portfolio of Investments

(a)  Principal amounts are denominated in United States Dollars unless otherwise noted.

(b)  Principal and interest may not be guaranteed by the government.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $16,891,307 or 22.95% of net assets.

(d)  Variable rate security.

(e)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	49,891,427	45,779,290	(74,500,135)	21,170,582	25,124	21,170,582

Currency Legend

BRL  Brazilian Real

CLP  Chilean Peso

COP  Colombian Peso

CZK  Czech Koruna

EUR  Euro

IDR  Indonesian Rupiah

MXN  Mexican Peso

NZD  New Zealand Dollar

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Inflation-Indexed Bonds	—	4,847,684	—	4,847,684
Foreign Government Obligations	—	46,057,418	—	46,057,418
Total Bonds	—	50,905,102	—	50,905,102
Mutual Funds
Money Market Funds	21,170,582	—	—	21,170,582
Total Mutual Funds	21,170,582	—	—	21,170,582
Investments in Securities	21,170,582	50,905,102	—	72,075,684
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	184,466	—	184,466
Swap Contracts	—	522,762	—	522,762
Liabilities
Forward Foreign Currency Exchange Contracts	—	(7,304)	—	(7,304)
Futures Contracts	(166,042)	—	—	(166,042)
Swap Contracts	—	(51,618)	—	(51,618)
Total	21,004,540	51,553,408	—	72,557,948

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $53,261,837)	$50,905,102
Affiliated issuers (identified cost $21,170,582)	21,170,582
Total investments (identified cost $74,432,419)	72,075,684
Foreign currency (identified cost $195,589)	189,369
Margin deposits	216,300
Unrealized appreciation on forward foreign currency exchange contracts	184,466
Unrealized appreciation on swap contracts	522,762
Premiums paid on outstanding swap contracts	33,592
Receivable for:
Investments sold	106,776
Capital shares sold	15,113
Dividends	1,865
Interest	659,257
Reclaims	48,308
Expense reimbursement due from Investment Manager	373
Prepaid expenses	2,357
Total assets	74,056,222
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	7,304
Unrealized depreciation on swap contracts	51,618
Premiums received on outstanding swap contracts	237,130
Payable for:
Capital shares purchased	2,618
Variation margin	53,860
Investment management fees	3,722
Distribution and/or service fees	8
Transfer agent fees	18,675
Administration fees	324
Compensation of board members	14,332
Accounting fees	22,915
Other expenses	31,960
Total liabilities	444,466
Net assets applicable to outstanding capital stock	$73,611,756
Represented by
Paid-in capital	$75,977,809
Undistributed net investment income	388,910
Accumulated net realized loss	(857,446)
Unrealized appreciation (depreciation) on:
Investments	(2,356,735)
Foreign currency translations	(23,046)
Forward foreign currency exchange contracts	177,162
Futures contracts	(166,042)
Swap contracts	471,144
Total — representing net assets applicable to outstanding capital stock	$73,611,756

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$195,467
Shares outstanding	19,906
Net asset value per share	$9.82
Maximum offering price per share(a)	$10.42
Class B
Net assets	$9,849
Shares outstanding	1,009
Net asset value per share	$9.76
Class C
Net assets	$9,929
Shares outstanding	1,026
Net asset value per share	$9.68
Class I
Net assets	$73,027,315
Shares outstanding	7,388,332
Net asset value per share	$9.88
Class R
Net assets	$9,887
Shares outstanding	1,008
Net asset value per share	$9.81
Class R5
Net assets	$9,923
Shares outstanding	1,005
Net asset value per share	$9.87
Class W
Net assets	$275,473
Shares outstanding	28,063
Net asset value per share	$9.82
Class Z
Net assets	$73,913
Shares outstanding	7,427
Net asset value per share	$9.95

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$25,124
Interest	1,268,226
Foreign taxes withheld	(14,359)
Total income	1,278,991
Expenses:
Investment management fees	506,456
Distribution and/or service fees
Class A	280
Class B	50
Class C	51
Class R	25
Class W	44,599
Transfer agent fees
Class A	1,092
Class B	48
Class C	48
Class R	48
Class R5	3
Class W	164,778
Class Z	339
Administration fees	44,040
Compensation of board members	6,145
Custodian fees	6,511
Printing and postage fees	28,308
Registration fees	44,860
Professional fees	21,558
Other	9,906
Total expenses	879,145
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(183,497)
Total net expenses	695,648
Net investment income	583,343
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(112,835)
Foreign currency translations	(253,619)
Forward foreign currency exchange contracts	201,620
Futures contracts	(174,058)
Swap contracts	141,257
Net realized loss	(197,635)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,659,617)
Foreign currency translations	(120,395)
Forward foreign currency exchange contracts	116,876
Futures contracts	(166,042)
Swap contracts	(64,644)
Net change in unrealized depreciation	(2,893,822)
Net realized and unrealized loss	(3,091,457)
Net decrease in net assets from operations	$(2,508,114)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$583,343	$858,944
Net realized loss	(197,635)	(169,452)
Net change in unrealized depreciation	(2,893,822)	(222,534)
Net increase (decrease) in net assets resulting from operations	(2,508,114)	466,958
Distributions to shareholders
Net investment income
Class A	—	(9,996)
Class B	—	(54)
Class C	—	(318)
Class I	—	(2,456,096)
Class R	—	(67)
Class R5	—	(80)
Class W	—	(954,624)
Class Z	—	(1,051)
Total distributions to shareholders	—	(3,422,286)
Decrease in net assets from capital stock activity	(26,227,372)	(8,763,080)
Total decrease in net assets	(28,735,486)	(11,718,408)
Net assets at beginning of period	102,347,242	114,065,650
Net assets at end of period	$73,611,756	$102,347,242
Undistributed (excess of distributions over) net investment income	$388,910	$(194,433)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,669	16,519	7,417	74,468
Distributions reinvested	—	—	1,008	9,922
Redemptions	(11,169)	(111,615)	(23,239)	(233,605)
Net decrease	(9,500)	(95,096)	(14,814)	(149,215)
Class B shares
Subscriptions	—	—	759	7,500
Net increase	—	—	759	7,500
Class C shares
Subscriptions	—	—	776	7,595
Distributions reinvested	—	—	27	264
Redemptions	—	—	(2,340)	(23,307)
Net decrease	—	—	(1,537)	(15,448)
Class I shares
Subscriptions	26,205	261,242	695,384	7,114,991
Distributions reinvested	—	—	248,836	2,456,011
Redemptions	(56,427)	(576,207)	(808,831)	(8,211,402)
Net increase (decrease)	(30,222)	(314,965)	135,389	1,359,600
Class R shares
Subscriptions	—	—	758	7,500
Net increase	—	—	758	7,500
Class R5 shares
Subscriptions	—	—	766	7,600
Net increase	—	—	766	7,600
Class W shares
Subscriptions	2,884,021	28,946,021	861,754	8,696,325
Distributions reinvested	—	—	96,909	954,550
Redemptions	(5,535,588)	(54,770,412)	(1,955,606)	(19,690,729)
Net decrease	(2,651,567)	(25,824,391)	(996,943)	(10,039,854)
Class Z shares
Subscriptions	694	7,080	5,972	60,233
Distributions reinvested	—	—	98	971
Redemptions	—	—	(192)	(1,967)
Net increase	694	7,080	5,878	59,237
Total net decrease	(2,690,595)	(26,227,372)	(869,744)	(8,763,080)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.06		$10.33	$9.99	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.04		0.05	0.04	0.12	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.28)		(0.03)	0.38	(0.01)	0.01
Total from investment operations	(0.24)		0.02	0.42	0.11	0.01
Less distributions to shareholders:
Net investment income	—		(0.29)	(0.08)	(0.13)	—
Total distributions to shareholders	—		(0.29)	(0.08)	(0.13)	—
Net asset value, end of period	$9.82		$10.06	$10.33	$9.99	$10.01
Total return	(2.39%)		0.30%	4.19%	1.09%	0.10%
Ratios to average net assets(c)
Total gross expenses	2.45	%(d)	2.59%	2.46%	1.79%	7.31	%(d)
Total net expenses(e)	1.57	%(d)	1.51%	1.48%	1.48%	1.45	%(d)
Net investment income (loss)	0.81	%(d)	0.47%	0.43%	1.16%	(0.24	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$195		$296	$457	$238	$3
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.04		$10.30	$9.96	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	0.01		(0.02)	(0.03)	0.08	(0.01)
Net realized and unrealized gain (loss)	(0.29)		(0.02)	0.37	(0.05)	0.01
Total from investment operations	(0.28)		(0.04)	0.34	0.03	—
Less distributions to shareholders:
Net investment income	—		(0.22)	—	(0.07)	—
Total distributions to shareholders	—		(0.22)	—	(0.07)	—
Net asset value, end of period	$9.76		$10.04	$10.30	$9.96	$10.00
Total return	(2.79%)		(0.38%)	3.41%	0.26%	0.00%
Ratios to average net assets(b)
Total gross expenses	3.20	%(c)	3.37%	3.19%	2.95%	8.00	%(c)
Total net expenses(d)	2.33	%(c)	2.27%	2.23%	2.23%	2.21	%(c)
Net investment income (loss)	0.12	%(c)	(0.24%)	(0.25%)	0.76%	(0.93	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$3	$2	$2
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$9.96		$10.23	$9.96	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	0.01		(0.03)	(0.04)	0.08	(0.01)
Net realized and unrealized gain (loss)	(0.29)		(0.02)	0.38	(0.05)	0.01
Total from investment operations	(0.28)		(0.05)	0.34	0.03	—
Less distributions to shareholders:
Net investment income	—		(0.22)	(0.07)	(0.07)	—
Total distributions to shareholders	—		(0.22)	(0.07)	(0.07)	—
Net asset value, end of period	$9.68		$9.96	$10.23	$9.96	$10.00
Total return	(2.81%)		(0.49%)	3.40%	0.26%	0.00%
Ratios to average net assets(b)
Total gross expenses	3.19	%(c)	3.30%	3.21%	2.95%	8.00	%(c)
Total net expenses(d)	2.33	%(c)	2.26%	2.23%	2.23%	2.21	%(c)
Net investment income (loss)	0.12	%(c)	(0.29%)	(0.34%)	0.76%	(0.93	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$26	$2	$2
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.11		$10.38	$10.01	$10.01	$10.00
Income from investment operations:
Net investment income	0.07		0.09	0.09	0.15	0.00	(b)
Net realized and unrealized gain (loss)	(0.30)		(0.02)	0.39	(0.01)	0.01
Total from investment operations	(0.23)		0.07	0.48	0.14	0.01
Less distributions to shareholders:
Net investment income	—		(0.34)	(0.11)	(0.14)	—
Total distributions to shareholders	—		(0.34)	(0.11)	(0.14)	—
Net asset value, end of period	$9.88		$10.11	$10.38	$10.01	$10.01
Total return	(2.27%)		0.75%	4.74%	1.40%	0.10%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)	1.28%	1.21%	1.10%	6.95	%(d)
Total net expenses(e)	1.13	%(d)	1.06%	1.05%	1.10%	1.16	%(d)
Net investment income	1.32	%(d)	0.92%	0.88%	1.51%	0.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$73,027		$74,971	$75,567	$73,788	$15,003
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.07		$10.33	$9.98	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	0.03		0.03	0.02	0.13	(0.01)
Net realized and unrealized gain (loss)	(0.29)		(0.02)	0.37	(0.05)	0.01
Total from investment operations	(0.26)		0.01	0.39	0.08	—
Less distributions to shareholders:
Net investment income	—		(0.27)	(0.04)	(0.10)	—
Total distributions to shareholders	—		(0.27)	(0.04)	(0.10)	—
Net asset value, end of period	$9.81		$10.07	$10.33	$9.98	$10.00
Total return	(2.58%)		0.13%	3.93%	0.81%	0.00%
Ratios to average net assets(b)
Total gross expenses	2.70	%(c)	2.87%	2.68%	2.64%	7.54	%(c)
Total net expenses(d)	1.83	%(c)	1.77%	1.73%	1.73%	1.73	%(c)
Net investment income (loss)	0.64	%(c)	0.26%	0.24%	1.26%	(0.46	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$3	$2	$3
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.10		$10.37	$10.47
Income from investment operations:
Net investment income	0.06		0.08	0.05
Net realized and unrealized loss	(0.29)		(0.01)	(0.05	)(b)
Total from investment operations	(0.23)		0.07	—
Less distributions to shareholders:
Net investment income	—		(0.34)	(0.10)
Total distributions to shareholders	—		(0.34)	(0.10)
Net asset value, end of period	$9.87		$10.10	$10.37
Total return	(2.28%)		0.71%	0.04%
Ratios to average net assets(c)
Total gross expenses	1.29	%(d)	1.32%	1.28	%(d)
Total net expenses(e)	1.18	%(d)	1.12%	1.08	%(d)
Net investment income	1.27	%(d)	0.83%	0.79	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10	$2
Portfolio turnover	26%		15%	1%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.07		$10.34	$9.97	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.03		0.05	0.05	0.12	(0.00	)(b)
Net realized and unrealized gain (loss)	(0.28)		(0.03)	0.38	(0.03)	0.01
Total from investment operations	(0.25)		0.02	0.43	0.09	0.01
Less distributions to shareholders:
Net investment income	—		(0.29)	(0.06)	(0.13)	—
Total distributions to shareholders	—		(0.29)	(0.06)	(0.13)	—
Net asset value, end of period	$9.82		$10.07	$10.34	$9.97	$10.01
Total return	(2.48%)		0.29%	4.31%	0.92%	0.10%
Ratios to average net assets(c)
Total gross expenses	2.35	%(d)	2.58%	2.45%	1.88%	7.27	%(d)
Total net expenses(e)	1.54	%(d)	1.51%	1.48%	1.48%	1.48	%(d)
Net investment income (loss)	0.52	%(d)	0.47%	0.45%	1.18%	(0.20	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$275		$26,972	$37,999	$31,699	$3
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$10.18		$10.45	$10.00	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	0.06		0.07	0.09	0.17	(0.01)
Net realized and unrealized gain (loss)	(0.29)		(0.02)	0.36	(0.04)	0.02
Total from investment operations	(0.23)		0.05	0.45	0.13	0.01
Less distributions to shareholders:
Net investment income	—		(0.32)	—	(0.14)	—
Total distributions to shareholders	—		(0.32)	—	(0.14)	—
Net asset value, end of period	$9.95		$10.18	$10.45	$10.00	$10.01
Total return	(2.26%)		0.55%	4.50%	1.27%	0.10%
Ratios to average net assets(b)
Total gross expenses	2.18	%(c)	2.34%	2.18%	1.75%	12.46	%(c)
Total net expenses(d)	1.33	%(c)	1.27%	1.23%	1.23%	1.21	%(c)
Net investment income (loss)	1.14	%(c)	0.72%	0.82%	1.71%	(0.40	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$74		$69	$9	$44	$17,532
Portfolio turnover	26%		15%	1%	285%	5%

Notes to Financial Highlights

(a)  Based on operations from April 7, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Absolute Return Emerging Markets Macro Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift foreign currency exposure back to U.S. dollars and to shift investment exposure from one currency to another. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a single issuer of debt securities, increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. Additionally, credit default swap contracts were used to hedge the Fund's exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on the notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement.

As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund will enter into credit default swap transactions only with counterparties that meet certain standards of creditworthiness.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	184,466	—	184,466	5,237	—	—	179,229
Over-the-Counter Swap Contracts(c)	297,699	—	297,699	—	—	—	297,699
Total asset derivatives	482,165	—	482,165	5,237	—	—	476,928
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount($)(e)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	7,304	—	7,304	5,237	—	—	2,067
Over-the-Counter Swap Contracts(c)	30,093	—	30,093	—	—	—	30,093
Total liability derivatives	37,397	—	37,397	5,237	—	—	32,160

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

(d) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	522,762	*
Credit risk	Premiums paid on outstanding swap contracts	33,592
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	184,466
Total		740,820
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	51,618	*
Credit risk	Premiums received on outstanding swap contracts	237,130
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	7,304
Interest rate risk	Net assets — unrealized depreciation on futures contracts	166,042	*
Total		462,094

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	141,257	141,257
Foreign exchange risk	201,620	—	—	201,620
Interest rate risk	—	(174,058)	—	(174,058)
Total	201,620	(174,058)	141,257	168,819
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	—	(64,644)	(64,644)
Foreign exchange risk	116,876	—	—	116,876
Interest rate risk	—	(166,042)	—	(166,042)
Total	116,876	(166,042)	(64,644)	(113,810)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	25,195,825
Credit default swap contracts — buy protection	9,100,000
Credit default swap contracts — sell protection	25,560,000
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	243,248	(108,617)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon

Semiannual Report 2014
32

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

payments are based on the adjusted principal at the time the interest is paid.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.92% to 0.80% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.92% of the Fund's average daily net assets.

Semiannual Report 2014
33

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The Investment Manager has entered into a personnel-sharing arrangement with its affiliate, Threadneedle Investments (Threadneedle). Threadneedle, like the Investment Manager, is a wholly-owned subsidiary of Ameriprise Financial and is an SEC-registered investment adviser. Pursuant to this arrangement, certain employees of Threadneedle serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide research and related services, and discretionary investment management services (including acting as portfolio managers) to the Fund on behalf of the Investment Manager.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $629.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the

Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.97%
Class B	0.96
Class C	0.96
Class R	0.96
Class R5	0.05
Class W	0.92
Class Z	0.95

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Semiannual Report 2014
34

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $24,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $89 for Class A shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2014 through September 30, 2015	Prior to October 1, 2014
Class A	1.68%	1.53%
Class B	2.43	2.28
Class C	2.43	2.28
Class I	1.23	1.08
Class R	1.93	1.78
Class R5	1.28	1.13
Class W	1.68	1.53
Class Z	1.43	1.28

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $74,432,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$844,000
Unrealized depreciation	(3,200,000)
Net unrealized depreciation	$(2,356,000)

Semiannual Report 2014
35

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	659,811
Total	659,811

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $25,541,060 and $13,104,548, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 99.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or

Semiannual Report 2014
36

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

Semiannual Report 2014
37

Columbia Absolute Return Emerging Markets Macro Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
38

Columbia Absolute Return Emerging Markets Macro Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
39

Columbia Absolute Return Emerging Markets Macro Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR105_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia High Yield Bond Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

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President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia High Yield Bond Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	21
Statement of Operations	23
Statement of Changes in Net Assets	24
Financial Highlights	27
Notes to Financial Statements	38
Important Information About This Report	47

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia High Yield Bond Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia High Yield Bond Fund (the Fund) Class A shares returned 0.10% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund outperformed its benchmark, the Bank of America Merrill Lynch (BofAML) U.S. Cash Pay High Yield Constrained Index, which returned -0.64% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	12/08/83
Excluding sales charges		0.10	4.83	9.34	7.47
Including sales charges		-4.61	-0.19	8.28	6.93
Class B	03/20/95
Excluding sales charges		-0.28	4.05	8.52	6.66
Including sales charges		-5.16	-0.93	8.23	6.66
Class C	06/26/00
Excluding sales charges		-0.24	4.18	8.51	6.65
Including sales charges		-1.22	3.18	8.51	6.65
Class I	03/04/04	0.63	5.26	9.78	7.85
Class K	03/20/95	0.15	4.95	9.45	7.61
Class R*	12/11/06	-0.02	4.57	9.04	7.17
Class R4*	12/11/06	0.24	5.10	9.34	7.48
Class R5*	12/11/06	-0.06	4.86	9.65	7.72
Class W*	12/01/06	0.08	4.82	9.35	7.39
Class Y*	11/08/12	0.30	5.25	9.52	7.56
Class Z*	09/27/10	0.22	5.09	9.56	7.58
BofAML U.S. Cash Pay High Yield Constrained Index		-0.64	4.56	9.80	7.85

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The BofAML U.S. Cash Pay High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	0.0	(a)
Financials	0.0	(a)
Corporate Bonds & Notes	95.8
Limited Partnerships	0.0	(a)
Money Market Funds	1.9
Municipal Bonds	0.1
Senior Loans	2.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Quality Breakdown (%) (at November 30, 2014)
BBB rating	1.7
BB rating	42.5
B rating	41.8
CCC rating	12.3
Not rated	1.7
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody's, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jennifer Ponce de Leon

Brian Lavin, CFA

Semiannual Report 2014

Columbia High Yield Bond Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.00	1,019.60	5.34	5.39	1.07
Class B	1,000.00	1,000.00	997.20	1,015.91	9.01	9.10	1.81
Class C	1,000.00	1,000.00	997.60	1,016.40	8.52	8.60	1.71
Class I	1,000.00	1,000.00	1,006.30	1,021.69	3.25	3.28	0.65
Class K	1,000.00	1,000.00	1,001.50	1,020.19	4.74	4.78	0.95
Class R	1,000.00	1,000.00	999.80	1,018.35	6.58	6.64	1.32
Class R4	1,000.00	1,000.00	1,002.40	1,020.84	4.09	4.13	0.82
Class R5	1,000.00	1,000.00	999.40	1,021.39	3.54	3.58	0.71
Class W	1,000.00	1,000.00	1,000.80	1,019.60	5.34	5.39	1.07
Class Y	1,000.00	1,000.00	1,003.00	1,021.69	3.25	3.28	0.65
Class Z	1,000.00	1,000.00	1,002.20	1,020.84	4.09	4.13	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 93.4%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.8%
Bombardier, Inc.(a) Senior Unsecured 03/15/20	7.750%	2,332,000	2,565,200
10/15/22	6.000%	3,496,000	3,553,509
01/15/23	6.125%	2,078,000	2,137,743
Huntington Ingalls Industries, Inc.(a)(b) 12/15/21	5.000%	1,025,000	1,041,656
TransDigm, Inc. 07/15/21	7.500%	2,535,000	2,718,787
07/15/22	6.000%	903,000	912,030
07/15/24	6.500%	2,138,000	2,180,760
Total			15,109,685
Automotive 2.2%
Allison Transmission, Inc.(a) 05/15/19	7.125%	4,538,000	4,753,555
American Axle & Manufacturing, Inc. 03/15/21	6.250%	3,464,000	3,663,180
Chrysler Group LLC/Co-Issuer, Inc. Secured 06/15/21	8.250%	5,104,000	5,690,960
Gates Global LLC/Co.(a) 07/15/22	6.000%	3,518,000	3,421,255
General Motors Co. Senior Unsecured 10/02/23	4.875%	8,605,000	9,121,300
General Motors Financial Co., Inc. 09/25/21	4.375%	3,318,000	3,438,278
Jaguar Land Rover Automotive PLC(a) 11/15/19	4.250%	1,982,000	2,016,685
Schaeffler Finance BV(a) Senior Secured 05/15/21	4.250%	1,774,000	1,738,520
05/15/21	4.750%	3,449,000	3,440,377
Schaeffler Holding Finance BV(a) Senior Secured PIK 08/15/18	6.875%	2,634,000	2,755,823
11/15/19	6.250%	3,478,000	3,638,857
Total			43,678,790
Banking 2.6%
Ally Financial, Inc. 03/15/20	8.000%	21,794,000	25,825,890
Senior Unsecured 09/30/24	5.125%	5,452,000	5,561,040
Royal Bank of Scotland Group PLC Subordinated Notes 05/28/24	5.125%	8,152,000	8,312,228

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Bank of Scotland PLC (The) Subordinated Notes(c) 03/16/22	9.500%	1,230,000	1,408,658
Synovus Financial Corp. Senior Unsecured 02/15/19	7.875%	8,045,000	9,070,737
Subordinated Notes 06/15/17	5.125%	1,628,000	1,664,630
Total			51,843,183
Brokerage/Asset Managers/Exchanges 0.6%
E*TRADE Financial Corp. Senior Unsecured 11/15/19	6.375%	7,066,000	7,560,620
11/15/22	5.375%	4,767,000	4,814,670
Total			12,375,290
Building Materials 1.9%
Allegion US Holding Co., Inc. 10/01/21	5.750%	1,688,000	1,772,400
American Builders & Contractors Supply Co., Inc. Senior Unsecured(a) 04/15/21	5.625%	6,753,000	6,820,530
Building Materials Corp. of America Senior Unsecured(a) 11/15/24	5.375%	5,546,000	5,546,000
Gibraltar Industries, Inc. 02/01/21	6.250%	1,557,000	1,599,818
HD Supply, Inc. 07/15/20	7.500%	9,109,000	9,609,995
07/15/20	11.500%	2,860,000	3,317,600
HD Supply, Inc.(a)(b) Senior Secured 12/15/21	5.250%	3,465,000	3,538,631
Nortek, Inc. 04/15/21	8.500%	4,798,000	5,157,850
Total			37,362,824
Cable and Satellite 6.9%
CCO Holdings LLC/Capital Corp. 03/15/21	5.250%	8,753,000	8,807,706
04/30/21	6.500%	3,992,000	4,201,580
01/31/22	6.625%	1,594,000	1,695,618
09/30/22	5.250%	706,000	702,470
CCOH Safari LLC 12/01/22	5.500%	2,974,000	3,007,457
12/01/24	5.750%	12,823,000	12,903,144
CSC Holdings LLC Senior Unsecured 02/15/19	8.625%	4,838,000	5,630,222

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings, Inc. Senior Unsecured 11/15/21	6.750%	7,260,000	8,022,300
Cequel Communications Holdings I LLC/Capital Corp.(a) Senior Unsecured 09/15/20	6.375%	6,588,000	6,835,050
12/15/21	5.125%	4,097,000	3,953,605
DISH DBS Corp. 09/01/19	7.875%	2,518,000	2,876,815
06/01/21	6.750%	11,284,000	12,257,245
07/15/22	5.875%	1,308,000	1,352,309
DISH DBS Corp.(a) 11/15/24	5.875%	1,050,000	1,057,875
DigitalGlobe, Inc.(a) 02/01/21	5.250%	4,050,000	3,888,000
Hughes Satellite Systems Corp. 06/15/21	7.625%	6,725,000	7,464,750
Intelsat Jackson Holdings SA 10/15/20	7.250%	3,575,000	3,793,969
Senior Unsecured 04/01/21	7.500%	4,480,000	4,804,800
Intelsat Luxembourg SA 06/01/21	7.750%	1,736,000	1,798,930
06/01/23	8.125%	4,876,000	5,095,420
Mediacom Broadband LLC/Corp. 04/15/21	5.500%	702,000	712,530
Numericable-SFR(a) Senior Secured 05/15/19	4.875%	3,325,000	3,287,594
05/15/22	6.000%	8,271,000	8,401,434
Quebecor Media, Inc. Senior Unsecured 01/15/23	5.750%	6,364,000	6,523,100
Unitymedia Hessen GmbH & Co. KG NRW Senior Secured(a) 01/15/23	5.500%	1,972,000	2,050,880
Unitymedia KabelBW GmbH(a) 01/15/25	6.125%	5,232,000	5,473,980
Videotron Ltd. 07/15/22	5.000%	3,578,000	3,676,395
Videotron Ltd.(a) 06/15/24	5.375%	2,137,000	2,185,082
Virgin Media Finance PLC(a) 10/15/24	6.000%	1,618,000	1,694,855
Virgin Media Secured Finance PLC Senior Secured(a) 04/15/21	5.375%	1,805,000	1,859,150
Total			136,014,265

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 3.0%
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc.(a) 05/01/21	7.375%	5,083,000	5,496,248
Celanese U.S. Holdings LLC 06/15/21	5.875%	3,280,000	3,534,200
Eco Services Operations LLC/Finance Corp. Senior Unsecured(a) 11/01/22	8.500%	1,848,000	1,912,680
Huntsman International LLC 03/15/21	8.625%	490,000	531,650
Huntsman International LLC(a) 11/15/22	5.125%	3,424,000	3,424,000
INEOS Group Holdings SA(a) 08/15/18	6.125%	975,000	959,254
02/15/19	5.875%	4,876,000	4,741,910
JM Huber Corp. Senior Unsecured(a) 11/01/19	9.875%	4,940,000	5,434,000
NOVA Chemicals Corp.(a) Senior Unsecured 08/01/23	5.250%	1,190,000	1,246,525
05/01/25	5.000%	6,585,000	6,807,243
PQ Corp. Secured(a) 05/01/18	8.750%	19,069,000	20,022,450
WR Grace & Co.(a) 10/01/21	5.125%	2,794,000	2,898,775
10/01/24	5.625%	2,024,000	2,137,850
Total			59,146,785
Construction Machinery 1.5%
Ashtead Capital, Inc.(a) Secured 07/15/22	6.500%	2,337,000	2,512,275
10/01/24	5.625%	2,325,000	2,429,625
CNH Industrial Capital LLC Senior Unsecured(a) 07/15/19	3.375%	1,430,000	1,379,950
Columbus McKinnon Corp. 02/01/19	7.875%	2,136,000	2,232,120
H&E Equipment Services, Inc. 09/01/22	7.000%	3,938,000	4,184,125
United Rentals North America, Inc. 05/15/20	7.375%	3,182,000	3,436,560
04/15/22	7.625%	3,460,000	3,823,300
06/15/23	6.125%	4,581,000	4,844,407

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Secured 07/15/18	5.750%	744,000	777,480
Senior Unsecured 02/01/21	8.250%	2,760,000	3,001,500
Total			28,621,342
Consumer Cyclical Services 1.4%
ADT Corp. (The) Senior Unsecured 07/15/22	3.500%	3,676,000	3,216,500
APX Group, Inc. 12/01/20	8.750%	6,746,000	5,936,480
Senior Secured 12/01/19	6.375%	9,541,000	9,135,507
IHS, Inc.(a) 11/01/22	5.000%	5,377,000	5,457,655
Monitronics International, Inc. 04/01/20	9.125%	4,428,000	4,389,255
Total			28,135,397
Consumer Products 1.7%
Serta Simmons Holdings LLC Senior Unsecured(a) 10/01/20	8.125%	7,566,000	8,038,875
Spectrum Brands, Inc. 03/15/20	6.750%	4,535,000	4,790,094
11/15/20	6.375%	4,769,000	5,019,373
11/15/22	6.625%	2,456,000	2,615,640
Springs Industries, Inc. Senior Secured 06/01/21	6.250%	6,188,000	6,033,300
Tempur Sealy International, Inc. 12/15/20	6.875%	7,429,000	7,967,602
Total			34,464,884
Diversified Manufacturing 1.2%
Amsted Industries, Inc.(a) 03/15/22	5.000%	4,033,000	3,972,505
09/15/24	5.375%	4,504,000	4,458,960
Entegris, Inc.(a) 04/01/22	6.000%	5,733,000	5,921,042
Hamilton Sundstrand Corp. Senior Unsecured(a) 12/15/20	7.750%	9,112,000	9,203,120
Total			23,555,627
Electric 1.3%
AES Corp. (The) Senior Unsecured 07/01/21	7.375%	6,751,000	7,729,895

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Calpine Corp. Senior Secured(a) 01/15/22	6.000%	6,846,000	7,308,105
NRG Energy, Inc. 07/15/22	6.250%	8,788,000	9,029,670
NRG Yield Operating LLC(a) 08/15/24	5.375%	2,005,000	2,035,075
Total			26,102,745
Environmental 0.2%
Clean Harbors, Inc. 08/01/20	5.250%	3,957,000	3,996,570
Finance Companies 5.1%
AerCap Ireland Capital Ltd./Global Aviation Trust(a) 05/15/21	4.500%	14,557,000	14,738,962
Senior Unsecured 10/01/21	5.000%	6,376,000	6,631,040
Aviation Capital Group Corp. Senior Unsecured(a) 04/06/21	6.750%	262,000	298,680
CIT Group, Inc. Senior Unsecured 05/15/20	5.375%	4,897,000	5,203,062
CIT Group, Inc.(a) Senior Secured 04/01/18	6.625%	5,360,000	5,842,400
Senior Unsecured 02/15/19	5.500%	4,115,000	4,351,613
International Lease Finance Corp. Senior Unsecured 09/01/17	8.875%	6,420,000	7,342,875
05/15/19	6.250%	4,809,000	5,253,832
12/15/20	8.250%	2,425,000	2,940,313
04/15/21	4.625%	3,743,000	3,808,503
01/15/22	8.625%	719,000	891,560
Navient Corp. Senior Unsecured 10/26/20	5.000%	857,000	852,715
01/25/22	7.250%	4,381,000	4,808,148
03/25/24	6.125%	3,617,000	3,617,000
10/25/24	5.875%	8,487,000	8,253,607
Provident Funding Associates LP/Finance Corp.(a) 06/15/21	6.750%	6,421,000	6,348,764
Senior Unsecured 02/15/19	10.125%	1,182,000	1,252,920
Springleaf Finance Corp. 12/15/17	6.900%	2,959,000	3,254,900
06/01/20	6.000%	2,772,000	2,862,090
10/01/21	7.750%	3,223,000	3,625,875
10/01/23	8.250%	2,221,000	2,520,835

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iStar Financial, Inc Senior Unsecured 07/01/19	5.000%	5,845,000	5,728,100
Total			100,427,794
Food and Beverage 1.3%
B&G Foods, Inc. 06/01/21	4.625%	7,291,000	7,017,588
Constellation Brands, Inc. 11/15/19	3.875%	1,345,000	1,370,017
11/15/24	4.750%	3,445,000	3,513,900
Darling Ingredients, Inc. 01/15/22	5.375%	3,277,000	3,309,770
Diamond Foods, Inc.(a) 03/15/19	7.000%	1,564,000	1,610,920
Pinnacle Foods Finance LLC/Corp. 05/01/21	4.875%	863,000	854,370
Post Holdings, Inc.(a) 12/15/22	6.000%	2,342,000	2,207,335
WhiteWave Foods Co. (The) 10/01/22	5.375%	4,946,000	5,193,300
Total			25,077,200
Gaming 4.1%
GLP Capital LP/Financing II, Inc. 11/01/20	4.875%	3,965,000	4,034,388
11/01/23	5.375%	715,000	732,875
MGM Resorts International 03/01/18	11.375%	7,001,000	8,418,702
10/01/20	6.750%	3,344,000	3,603,160
12/15/21	6.625%	6,129,000	6,542,707
03/15/23	6.000%	10,105,000	10,256,575
Penn National Gaming, Inc. Senior Unsecured 11/01/21	5.875%	4,236,000	3,992,430
Pinnacle Entertainment, Inc. 08/01/21	6.375%	5,101,000	5,317,793
SGMS Escrow Corp. Senior Unsecured(a) 12/01/22	10.000%	13,747,000	12,853,445
Scientific Games International, Inc. Senior Secured(a) 01/01/22	7.000%	8,878,000	8,933,487
Seminole Tribe of Florida, Inc.(a) Senior Secured 10/01/20	6.535%	4,795,000	5,154,625
Senior Unsecured 10/01/20	7.804%	2,440,000	2,660,332

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SugarHouse HSP Gaming LP/Finance Corp. Senior Secured(a) 06/01/21	6.375%	3,767,000	3,559,815
Tunica-Biloxi Gaming Authority Senior Unsecured(a)(d) 11/15/15	9.000%	8,862,000	5,250,735
Total			81,311,069
Health Care 9.0%
Acadia Healthcare Co., Inc. 07/01/22	5.125%	1,334,000	1,337,335
Amsurg Corp.(a) 07/15/22	5.625%	3,850,000	3,946,250
Biomet, Inc. 08/01/20	6.500%	1,004,000	1,074,902
CHS/Community Health Systems, Inc. 11/15/19	8.000%	4,374,000	4,680,180
02/01/22	6.875%	14,354,000	15,197,297
Senior Secured 08/15/18	5.125%	5,993,000	6,165,299
08/01/21	5.125%	1,410,000	1,448,775
Catamaran Corp. 03/15/21	4.750%	1,402,000	1,400,248
ConvaTec Finance International SA Senior Unsecured PIK(a) 01/15/19	8.250%	3,056,000	3,101,840
ConvaTec Healthcare E SA Senior Unsecured(a) 12/15/18	10.500%	10,197,000	10,796,074
DaVita HealthCare Partners, Inc. 08/15/22	5.750%	9,431,000	9,961,494
07/15/24	5.125%	1,949,000	1,998,943
Emdeon, Inc. 12/31/19	11.000%	5,255,000	5,793,638
Fresenius Medical Care U.S. Finance II, Inc.(a) 07/31/19	5.625%	1,737,000	1,867,275
01/31/22	5.875%	3,632,000	3,931,640
10/15/24	4.750%	2,883,000	2,890,208
Fresenius Medical Care U.S. Finance, Inc.(a) 09/15/18	6.500%	710,000	777,450
HCA, Inc. 02/15/22	7.500%	7,598,000	8,699,710
Senior Secured 03/15/19	3.750%	3,962,000	3,946,647
02/15/20	6.500%	13,874,000	15,348,112
04/15/25	5.250%	6,176,000	6,361,280
IMS Health, Inc. Senior Unsecured(a) 11/01/20	6.000%	3,394,000	3,487,335
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured 11/01/18	10.500%	2,883,000	3,192,923

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Hospitals, Inc. 12/01/21	5.500%	5,427,000	5,630,513
MPH Acquisition Holdings LLC(a) 04/01/22	6.625%	5,117,000	5,347,265
Omnicare, Inc. Senior Unsecured 12/01/22	4.750%	2,938,000	2,982,070
12/01/24	5.000%	1,240,000	1,264,800
Physio-Control International, Inc. Senior Secured(a) 01/15/19	9.875%	4,348,000	4,663,230
STHI Holding Corp. Secured(a) 03/15/18	8.000%	2,198,000	2,313,395
Teleflex, Inc.(a) 06/15/24	5.250%	418,000	420,090
Tenet Healthcare Corp. Senior Secured 10/01/20	6.000%	2,684,000	2,855,105
04/01/21	4.500%	11,975,000	11,765,437
Senior Unsecured 04/01/22	8.125%	14,379,000	16,068,532
Universal Health Services, Inc. Senior Secured(a) 08/01/22	4.750%	7,203,000	7,275,030
Total			177,990,322
Healthcare Insurance 0.1%
Centene Corp. Senior Unsecured 05/15/22	4.750%	2,367,000	2,390,670
Home Construction 1.1%
Meritage Homes Corp. 03/01/18	4.500%	3,265,000	3,281,325
04/15/20	7.150%	1,217,000	1,326,530
04/01/22	7.000%	3,328,000	3,619,200
Shea Homes LP/Funding Corp. Senior Secured 05/15/19	8.625%	3,674,000	3,894,440
Standard Pacific Corp. 11/15/24	5.875%	1,628,000	1,636,140
Taylor Morrison Communities, Inc./Monarch, Inc.(a) 04/15/21	5.250%	4,823,000	4,847,115
03/01/24	5.625%	2,745,000	2,703,825
Total			21,308,575
Independent Energy 8.9%
Antero Resources Corp.(a) 12/01/22	5.125%	9,846,000	9,550,620

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Resources Finance Corp. 11/01/21	5.375%	2,789,000	2,754,138
Chesapeake Energy Corp. 08/15/20	6.625%	15,198,000	16,641,810
02/15/21	6.125%	5,614,000	6,077,155
03/15/23	5.750%	3,736,000	3,960,160
Cimarex Energy Co. 06/01/24	4.375%	1,644,000	1,623,450
Comstock Resources, Inc. 06/15/20	9.500%	6,349,000	6,269,637
Concho Resources, Inc. 01/15/21	7.000%	5,066,000	5,230,645
01/15/22	6.500%	965,000	996,363
10/01/22	5.500%	3,987,000	4,066,740
04/01/23	5.500%	6,473,000	6,375,905
EP Energy LLC/Everest Acquisition Finance, Inc. 05/01/20	9.375%	7,893,000	8,573,771
09/01/22	7.750%	1,720,000	1,754,400
Kodiak Oil & Gas Corp. 01/15/21	5.500%	6,443,000	6,491,322
02/01/22	5.500%	13,545,000	13,206,375
Laredo Petroleum, Inc. 02/15/19	9.500%	13,113,000	13,637,520
01/15/22	5.625%	4,928,000	4,656,960
05/01/22	7.375%	3,662,000	3,698,620
Oasis Petroleum, Inc. 02/01/19	7.250%	5,921,000	5,565,740
11/01/21	6.500%	7,008,000	6,780,240
03/15/22	6.875%	5,227,000	4,913,380
01/15/23	6.875%	5,992,000	5,632,480
Parsley Energy LLC/Finance Corp. Senior Unsecured(a) 02/15/22	7.500%	9,500,000	9,274,375
RKI Exploration & Production LLC/Finance Corp.(a) 08/01/21	8.500%	2,987,000	2,837,650
RSP Permian, Inc.(a) 10/01/22	6.625%	2,051,000	1,994,598
Range Resources Corp. 03/15/23	5.000%	8,720,000	8,670,950
SM Energy Co. Senior Unsecured 01/15/24	5.000%	2,904,000	2,664,420
SM Energy Co.(a) Senior Unsecured 11/15/22	6.125%	3,746,000	3,764,730
Whiting Petroleum Corp. 03/15/21	5.750%	7,319,000	7,392,190
Total			175,056,344

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 1.5%
AMC Entertainment, Inc. 12/01/20	9.750%	2,071,000	2,293,633
Activision Blizzard, Inc.(a) 09/15/21	5.625%	13,967,001	14,909,773
09/15/23	6.125%	5,108,000	5,554,950
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 03/15/21	5.250%	3,840,000	3,859,200
Cinemark USA, Inc. 12/15/22	5.125%	1,043,000	1,022,140
06/01/23	4.875%	1,204,000	1,146,810
Six Flags, Inc., Escrow(a)(e)(f)(g)(h) 06/01/44	0.000%	950,000	—
United Artists Theatre Circuit, Inc.(g)(h) 1995-A Pass-Through Certificates 07/01/15	9.300%	1,144,107	1,144,107
07/01/15	9.300%	368,623	368,623
Total			30,299,236
Lodging 1.6%
Choice Hotels International, Inc. 07/01/22	5.750%	2,939,000	3,144,730
Hilton Worldwide Finance/Corp.(a) 10/15/21	5.625%	19,132,000	20,088,600
Playa Resorts Holding BV(a) 08/15/20	8.000%	8,546,000	8,823,745
Total			32,057,075
Media and Entertainment 4.7%
AMC Networks, Inc. 07/15/21	7.750%	3,870,000	4,227,975
12/15/22	4.750%	12,944,000	12,782,200
CBS Outdoor Americas Capital LLC/Corp.(a) 02/15/22	5.250%	990,000	1,014,750
02/15/24	5.625%	990,000	1,020,938
03/15/25	5.875%	8,267,000	8,556,345
Clear Channel Worldwide Holdings, Inc. 03/15/20	7.625%	11,401,000	11,868,441
Senior Unsecured 11/15/22	6.500%	4,149,000	4,303,758
11/15/22	6.500%	4,217,000	4,396,222
Lamar Media Corp. 01/15/24	5.375%	1,883,000	1,944,198
MDC Partners, Inc.(a) 04/01/20	6.750%	7,466,000	7,708,645
Nielsen Finance LLC/Co. 10/01/20	4.500%	5,879,000	5,915,744

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Univision Communications, Inc.(a) Senior Secured 11/01/20	7.875%	7,474,000	8,071,920
09/15/22	6.750%	1,583,000	1,741,300
05/15/23	5.125%	5,289,000	5,540,227
iHeartCommunications, Inc. PIK 02/01/21	14.000%	5,830,244	4,780,800
iHeartCommunications, Inc. Senior Secured 03/01/21	9.000%	9,444,000	9,207,900
Total			93,081,363
Metals 1.0%
ArcelorMittal Senior Unsecured 03/01/21	6.000%	4,487,000	4,716,959
02/25/22	6.750%	3,726,000	4,030,787
Constellium NV(a) 05/15/24	5.750%	1,686,000	1,618,560
FMG Resources August 2006 Proprietary Ltd.(a) 11/01/19	8.250%	5,794,000	5,420,287
Peabody Energy Corp. 11/15/18	6.000%	4,817,000	4,588,192
Total			20,374,785
Midstream 5.6%
Blue Racer Midstream LLC/Finance Corp.(a) 11/15/22	6.125%	5,665,000	5,721,650
Hiland Partners LP/Finance Corp.(a) 10/01/20	7.250%	15,717,000	16,424,265
05/15/22	5.500%	1,945,000	1,840,456
Kinder Morgan, Inc. Senior Unsecured 09/15/20	6.500%	17,105,000	19,682,742
MarkWest Energy Partners LP/Finance Corp. 06/15/22	6.250%	4,686,000	4,973,017
02/15/23	5.500%	7,508,000	7,695,700
07/15/23	4.500%	4,078,000	3,976,050
Markwest Energy Partners LP/Finance Corp. 12/01/24	4.875%	8,601,000	8,471,985
Regency Energy Partners LP/Finance Corp. 07/15/21	6.500%	9,657,000	10,043,280
03/01/22	5.875%	1,823,000	1,877,690
10/01/22	5.000%	4,593,000	4,501,140
11/01/23	4.500%	1,400,000	1,316,000
Sabine Pass Liquefaction LLC Senior Secured 02/01/21	5.625%	5,606,000	5,732,135
04/15/23	5.625%	1,091,000	1,112,820
05/15/24	5.750%	548,000	554,165

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp. 05/01/23	5.250%	256,000	261,120
11/15/23	4.250%	2,581,000	2,464,855
Targa Resources Partners LP/Finance Corp.(a) 11/15/19	4.125%	2,572,000	2,572,000
Tesoro Logistics LP/Finance Corp.(a) Senior Unsecured 10/15/19	5.500%	1,319,000	1,342,083
10/15/22	6.250%	9,894,000	10,091,880
Total			110,655,033
Other Financial Institutions 0.4%
Icahn Enterprises LP/Finance Corp. 08/01/20	6.000%	4,161,000	4,332,433
02/01/22	5.875%	3,387,000	3,454,740
Total			7,787,173
Other Industry 0.3%
CB Richard Ellis Services, Inc. 03/15/25	5.250%	5,964,000	6,187,650
Other REIT 0.4%
CyrusOne LP/Finance Corp. 11/15/22	6.375%	7,242,000	7,839,465
Packaging 2.7%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a) 01/31/21	6.750%	3,308,000	3,374,160
Berry Plastics Corp. Secured 05/15/22	5.500%	5,183,000	5,208,915
Beverage Packaging Holdings (Luxembourg) II SA(a) 06/15/17	6.000%	912,000	909,720
Plastipak Holdings, Inc. Senior Unsecured(a) 10/01/21	6.500%	7,538,000	7,575,690
Reynolds Group Issuer, Inc./LLC 04/15/19	9.000%	1,310,000	1,365,675
08/15/19	9.875%	4,619,000	4,976,972
02/15/21	8.250%	5,239,000	5,468,206
Senior Secured 10/15/20	5.750%	9,785,000	10,066,319
Sealed Air Corp.(a) 09/15/21	8.375%	4,130,000	4,646,250
Signode Industrial Group Luxembourg SA/US, Inc. Senior Unsecured(a) 05/01/22	6.375%	9,038,000	8,857,240
Total			52,449,147

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Paper —%
Graphic Packaging International, Inc. 04/15/21	4.750%	726,000	728,723
Pharmaceuticals 2.0%
Grifols Worldwide Operations Ltd. Senior Unsecured(a) 04/01/22	5.250%	4,858,000	5,003,740
Jaguar Holding Co. I Senior Unsecured PIK(a) 10/15/17	9.375%	3,043,000	3,103,860
Jaguar Holding Co. II/Merger Sub, Inc. Senior Unsecured(a) 12/01/19	9.500%	4,155,000	4,466,625
Salix Pharmaceuticals Ltd.(a) 01/15/21	6.000%	1,196,000	1,219,920
Valeant Pharmaceuticals International, Inc.(a) 08/15/18	6.750%	3,674,000	3,926,587
10/15/20	6.375%	11,546,000	12,007,840
07/15/21	7.500%	5,249,000	5,668,920
12/01/21	5.625%	3,362,000	3,395,620
Total			38,793,112
Property & Casualty 0.7%
HUB International Ltd. Senior Unsecured(a) 10/01/21	7.875%	11,331,000	11,755,912
Hub Holdings LLC/Finance, Inc. Senior Unsecured PIK(a) 07/15/19	8.125%	1,245,000	1,241,888
Total			12,997,800
Railroads 0.4%
Florida East Coast Holdings Corp.(a) 05/01/20	9.750%	3,079,000	3,102,093
Senior Secured 05/01/19	6.750%	4,578,000	4,681,005
Total			7,783,098
Restaurants 0.2%
BC ULC/New Red Finance Inc. Secured(a) 04/01/22	6.000%	4,725,000	4,843,125
Retailers 1.2%
Asbury Automotive Group, Inc.(a)(b) 12/15/24	6.000%	2,724,000	2,764,860
Group 1 Automotive, Inc.(a) 06/01/22	5.000%	2,107,000	2,080,663

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
J. Crew Group, Inc. Senior Unsecured PIK(a) 05/01/19	7.750%	1,050,000	992,250
L Brands, Inc. 04/01/21	6.625%	2,492,000	2,809,730
Michaels Stores, Inc.(a) 12/15/20	5.875%	2,179,000	2,200,790
Neiman Marcus Group Ltd. LLC(a) 10/15/21	8.000%	1,900,000	2,023,500
Penske Automotive Group, Inc. 12/01/24	5.375%	2,955,000	2,962,388
Rite Aid Corp. 03/15/20	9.250%	4,687,000	5,167,417
06/15/21	6.750%	1,250,000	1,309,375
Senior Unsecured 02/15/27	7.700%	1,993,000	2,202,265
Total			24,513,238
Technology 5.1%
Alliance Data Systems Corp.(a) 04/01/20	6.375%	3,999,000	4,163,959
08/01/22	5.375%	8,825,000	8,847,062
Ancestry.com, Inc. 12/15/20	11.000%	1,296,000	1,458,000
Ancestry.com, Inc.(a) Senior Unsecured PIK 10/15/18	9.625%	1,656,000	1,651,860
Audatex North America, Inc.(a) 06/15/21	6.000%	2,036,000	2,112,350
11/01/23	6.125%	4,874,000	5,056,775
Equinix, Inc. Senior Unsecured 04/01/20	4.875%	2,523,000	2,529,308
01/01/22	5.375%	3,067,000	3,082,335
04/01/23	5.375%	9,350,000	9,385,062
First Data Corp. 01/15/21	12.625%	6,815,000	8,109,850
06/15/21	10.625%	986,000	1,124,040
First Data Corp.(a) Secured 01/15/21	8.250%	7,288,000	7,798,160
Senior Secured 06/15/19	7.375%	5,694,000	5,992,935
08/15/20	8.875%	1,084,000	1,165,300
11/01/20	6.750%	4,949,000	5,270,685
Goodman Networks, Inc. Senior Secured 07/01/18	12.125%	2,920,000	3,102,500
MSCI, Inc.(a) 11/15/24	5.250%	5,011,000	5,198,912

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NCR Corp. 12/15/23	6.375%	1,820,000	1,892,800
NXP BV/Funding LLC(a) 02/15/21	5.750%	8,495,000	8,983,462
Nuance Communications, Inc.(a) 08/15/20	5.375%	3,933,000	3,962,498
Qualitytech LP/Finance Corp.(a) 08/01/22	5.875%	294,000	292,530
VeriSign, Inc. Senior Unsecured 05/01/23	4.625%	3,743,000	3,677,498
Zebra Technologies Corp. Senior Unsecured(a) 10/15/22	7.250%	5,848,000	6,250,050
Total			101,107,931
Transportation Services 0.5%
Hertz Corp. (The) 10/15/20	5.875%	1,898,000	1,916,980
01/15/21	7.375%	996,000	1,050,780
10/15/22	6.250%	5,932,000	6,006,150
Total			8,973,910
Wireless 5.8%
Altice SA Senior Secured(a) 05/15/22	7.750%	5,890,000	6,088,787
Crown Castle International Corp. Senior Unsecured 04/15/22	4.875%	1,994,000	1,994,000
01/15/23	5.250%	10,475,000	10,658,312
SBA Communications Corp. Senior Unsecured(a) 07/15/22	4.875%	2,543,000	2,473,068
SBA Telecommunications, Inc. 07/15/20	5.750%	8,109,000	8,352,270
Sprint Communications, Inc. Senior Unsecured 08/15/20	7.000%	766,000	785,150
11/15/21	11.500%	4,050,000	5,032,125
Sprint Communications, Inc.(a) 11/15/18	9.000%	18,977,000	21,965,877
03/01/20	7.000%	2,555,000	2,812,097
Sprint Corp. 09/15/21	7.250%	4,383,000	4,470,660
09/15/23	7.875%	3,733,000	3,910,317
06/15/24	7.125%	2,918,000	2,885,173
T-Mobile USA, Inc. 04/28/21	6.633%	6,228,000	6,414,840
01/15/22	6.125%	2,417,000	2,459,298

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/28/22	6.731%	1,126,000	1,165,410
03/01/23	6.000%	5,291,000	5,370,365
04/01/23	6.625%	4,656,000	4,830,600
01/15/24	6.500%	2,417,000	2,471,383
03/01/25	6.375%	1,324,000	1,343,860
Wind Acquisition Finance SA(a) 04/23/21	7.375%	4,756,000	4,577,650
Senior Secured 04/30/20	6.500%	6,048,000	6,259,680
07/15/20	4.750%	8,653,000	8,328,512
Total			114,649,434
Wirelines 4.4%
CenturyLink, Inc. Senior Unsecured 06/15/21	6.450%	9,793,000	10,674,370
03/15/22	5.800%	1,706,000	1,791,300
12/01/23	6.750%	2,362,000	2,621,820
Frontier Communications Corp. Senior Unsecured 03/15/19	7.125%	1,309,000	1,433,355
07/01/21	9.250%	2,492,000	2,921,870
09/15/21	6.250%	822,000	839,509
04/15/22	8.750%	3,150,000	3,622,500
04/15/24	7.625%	4,048,000	4,280,760
01/15/25	6.875%	11,803,000	11,862,015
Level 3 Communications, Inc. Senior Unsecured(a)(b) 12/01/22	5.750%	3,994,000	4,013,970
Level 3 Escrow II, Inc.(a) 08/15/22	5.375%	6,190,000	6,267,375
Level 3 Financing, Inc. 06/01/20	7.000%	4,765,000	5,086,637
07/15/20	8.625%	2,550,000	2,773,125
01/15/21	6.125%	2,848,000	2,969,040
Telecom Italia Capital SA 06/18/19	7.175%	6,050,000	6,897,000
Telecom Italia SpA Senior Unsecured(a) 05/30/24	5.303%	3,017,000	3,065,903
Windstream Corp. 09/01/18	8.125%	1,565,000	1,633,469
10/15/20	7.750%	2,572,000	2,699,314
10/01/21	7.750%	2,120,000	2,218,050
08/01/23	6.375%	600,000	579,000
Zayo Group LLC/Capital, Inc. 07/01/20	10.125%	1,907,000	2,145,375
Senior Secured 01/01/20	8.125%	5,224,000	5,576,620
Total			85,972,377
Total Corporate Bonds & Notes (Cost: $1,801,380,390)			1,845,063,036

Municipal Bonds 0.1%

Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California 0.1%
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004(a)(d)(g)(i) 10/01/13	13.000%	3,250,000	1,651,260
Total Municipal Bonds (Cost: $3,250,000)			1,651,260

Senior Loans 2.2%

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
Chemicals 0.3%
PQ Corp. Term Loan(c)(j) 08/07/17	4.000%	4,450,077	4,423,377
Solenis International LP/Holdings 3 LLC 1st Lien Term Loan(c)(j) 07/31/21	4.250%	1,321,000	1,302,017
Total			5,725,394
Health Care 1.4%
American Renal Holdings, Inc. 2nd Lien Term Loan(c)(j) 03/20/20	8.500%	7,462,000	7,350,070
U.S. Renal Care, Inc.(c)(j) 1st Lien Tranche B-2 Term Loan 07/03/19	4.250%	7,424,134	7,424,134
2nd Lien Term Loan 01/03/20	10.250%	5,065,000	5,090,325
2nd Lien Tranche B-1 Term Loan 01/03/20	8.500%	1,996,001	1,998,496
United Surgical Partners International, Inc. Tranche B Term Loan(c)(j) 04/03/19	4.750%	5,243,679	5,241,477
Total			27,104,502
Lodging 0.1%
Four Seasons Holdings, Inc. 2nd Lien Term Loan(c)(j) 12/28/20	6.250%	1,250,000	1,256,250
Technology 0.4%
Applied Systems, Inc.(c)(j) 1st Lien Term Loan 01/25/21	4.250%	565,725	562,896
2nd Lien Term Loan 01/24/22	7.500%	666,000	666,553

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Senior Loans (continued)

Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
First Data Corp. Term Loan(c)(j) 03/23/18	3.653%	2,235,000	2,205,677
TIBCO Software, Inc. Tranche B Term Loan(b)(c)(j) 11/04/20	6.500%	5,436,000	5,322,768
Total			8,757,894
Total Senior Loans (Cost: $42,616,936)			42,844,040

Common Stocks —%

Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Fairlane Management Corp.(e)(g)(h)(k)	50,004	—
Total Financials		—
Total Common Stocks (Cost: $—)		—

Limited Partnerships —%

Issuer	Shares	Value ($)
Financials —%
Diversified Financial Services —%
Varde Fund V LP(g)(h)(k)	25,000,000	64,675
Total Financials		64,675
Total Limited Partnerships (Cost: $—)		64,675

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(l)(m)	37,162,500	37,162,500
Total Money Market Funds (Cost: $37,162,500)		37,162,500
Total Investments (Cost: $1,884,409,826)		1,926,785,511
Other Assets & Liabilities, Net		48,360,368
Net Assets		1,975,145,879

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $260,400 was pledged as collateral to cover initial margin requirements on open futures contracts.

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	(217)	USD	(27,569,173)	03/2015	—	(213,460)

Notes to Portfolio of Investments

(a)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $725,094,385 or 36.71% of net assets.

(b)  Represents a security purchased on a when-issued or delayed delivery basis.

(c)  Variable rate security.

(d)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $6,901,995, which represents 0.35% of net assets.

(e)  Negligible market value.

(f)  Zero coupon bond.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $3,228,665, which represents 0.16% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Cabazon Band Mission Indians Revenue Bonds Mortgage Notes Series 2004 10/01/13 13.000%	10/04/2004	3,250,000
Fairlane Management Corp.	09/23/2002	—
Six Flags, Inc., Escrow 06/01/44 0.000%	05/07/2010	—
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	12/06/2001	360,183
United Artists Theatre Circuit, Inc. 1995-A Pass-Through Certificates 07/01/15 9.300%	04/03/2002	1,136,744
Varde Fund V LP	04/27/2000 - 06/19/2000	—	*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(h)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $1,577,405, which represents 0.08% of net assets.

(i)  Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2014, the value of these securities amounted to $1,651,260 or 0.08% of net assets.

(j)  Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. The interest rate shown reflects the weighted average coupon as of November 30, 2014. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(k)  Non-income producing.

(l)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(m)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	68,543,128	527,290,986	(558,671,614)	37,162,500	35,243	37,162,500

Abbreviation Legend

PIK    Payment-in-Kind

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Bonds
Corporate Bonds & Notes
Leisure	—	28,786,506	1,512,730		30,299,236
All other industries	—	1,814,763,800	—		1,814,763,800
Municipal Bonds	—	1,651,260	—		1,651,260
Total Bonds	—	1,845,201,566	1,512,730		1,846,714,296
Equity Securities
Common Stocks
Financials	—	—	0	(a)	0	(a)
Total Equity Securities	—	—	0	(a)	0	(a)
Other
Senior Loans
Health Care	—	14,590,043	12,514,459		27,104,502
Lodging	—	—	1,256,250		1,256,250
All other industries	—	14,483,288	—		14,483,288
Limited Partnerships	—	—	64,675		64,675
Total Other	—	29,073,331	13,835,384		42,908,715
Mutual Funds
Money Market Funds	37,162,500	—	—		37,162,500
Total Mutual Funds	37,162,500	—	—		37,162,500
Investments in Securities	37,162,500	1,874,274,897	15,348,114		1,926,785,511
Derivatives
Liabilities
Futures Contracts	(213,460)	—	—		(213,460)
Total	36,949,040	1,874,274,897	15,348,114		1,926,572,051

(a) Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Corporate bonds classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Certain senior loans classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Limited partnership securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund's pro-rata interest in the limited partnership's capital balance, estimated earnings of the respective company, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund's pro-rata interest would result in a change to the limited partnership's capital balance.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer. As a result, as of period end, management determined to value the security(s) under procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	7,470,957	7,470,957	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,847,247,326)	$1,889,623,011
Affiliated issuers (identified cost $37,162,500)	37,162,500
Total investments (identified cost $1,884,409,826)	1,926,785,511
Cash	24,594
Margin deposits	260,400
Receivable for:
Investments sold	41,183,396
Capital shares sold	7,398,480
Dividends	4,831
Interest	28,064,361
Reclaims	54,619
Prepaid expenses	7,291
Trustees' deferred compensation plan	80,436
Other assets	22,822
Total assets	2,003,886,741
Liabilities
Payable for:
Investments purchased	1,282,016
Investments purchased on a delayed delivery basis	16,372,200
Capital shares purchased	2,232,854
Dividend distributions to shareholders	8,120,329
Variation margin	67,813
Investment management fees	60,850
Distribution and/or service fees	24,218
Transfer agent fees	202,061
Administration fees	6,907
Plan administration fees	11,677
Compensation of board members	104,107
Other expenses	175,394
Trustees' deferred compensation plan	80,436
Total liabilities	28,740,862
Net assets applicable to outstanding capital stock	$1,975,145,879
Represented by
Paid-in capital	$2,105,392,426
Excess of distributions over net investment income	(698,036)
Accumulated net realized loss	(171,710,736)
Unrealized appreciation (depreciation) on:
Investments	42,375,685
Futures contracts	(213,460)
Total — representing net assets applicable to outstanding capital stock	$1,975,145,879
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$1,235,716,708
Shares outstanding	415,758,149
Net asset value per share	$2.97
Maximum offering price per share(a)	$3.12
Class B
Net assets	$12,028,532
Shares outstanding	4,048,579
Net asset value per share	$2.97
Class C
Net assets	$91,963,576
Shares outstanding	31,148,754
Net asset value per share	$2.95
Class I
Net assets	$253,992,567
Shares outstanding	85,577,885
Net asset value per share	$2.97
Class K
Net assets	$58,654,401
Shares outstanding	19,715,878
Net asset value per share	$2.97
Class R
Net assets	$18,058,431
Shares outstanding	6,057,089
Net asset value per share	$2.98
Class R4
Net assets	$11,205,345
Shares outstanding	3,749,210
Net asset value per share	$2.99
Class R5
Net assets	$27,320,907
Shares outstanding	9,219,680
Net asset value per share	$2.96
Class W
Net assets	$79,294,686
Shares outstanding	26,885,511
Net asset value per share	$2.95
Class Y
Net assets	$6,584,978
Shares outstanding	2,220,934
Net asset value per share	$2.96
Class Z
Net assets	$180,325,748
Shares outstanding	60,744,314
Net asset value per share	$2.97

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$35,243
Interest	58,348,388
Total income	58,383,631
Expenses:
Investment management fees	5,582,541
Distribution and/or service fees
Class A	1,611,970
Class B	68,798
Class C	456,592
Class R	45,927
Class W	97,593
Transfer agent fees
Class A	1,053,374
Class B	11,228
Class C	74,590
Class K	13,680
Class R	15,020
Class R4	8,726
Class R5	7,264
Class W	63,905
Class Z	142,961
Administration fees	633,557
Plan administration fees
Class K	68,401
Compensation of board members	21,704
Custodian fees	20,550
Printing and postage fees	102,349
Registration fees	74,729
Professional fees	29,000
Other	21,277
Total expenses	10,225,736
Fees waived by Distributor — Class C	(47,055)
Expense reductions	(4,244)
Total net expenses	10,174,437
Net investment income	48,209,194
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	16,280,489
Futures contracts	(376,260)
Swap contracts	624,729
Net realized gain	16,528,958
Net change in unrealized appreciation (depreciation) on:
Investments	(62,141,636)
Futures contracts	(245,961)
Net change in unrealized depreciation	(62,387,597)
Net realized and unrealized loss	(45,858,639)
Net increase in net assets resulting from operations	$2,350,555

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$48,209,194	$104,028,485
Net realized gain	16,528,958	15,947,480
Net change in unrealized appreciation (depreciation)	(62,387,597)	3,470,887
Net increase in net assets resulting from operations	2,350,555	123,446,852
Distributions to shareholders
Net investment income
Class A	(31,326,840)	(72,091,221)
Class B	(282,003)	(907,706)
Class C	(1,924,112)	(4,498,323)
Class I	(5,817,685)	(9,955,980)
Class K	(1,362,705)	(2,954,790)
Class R	(423,299)	(845,333)
Class R4	(272,925)	(547,776)
Class R5	(773,117)	(725,714)
Class W	(1,896,652)	(3,480,615)
Class Y	(173,602)	(192,644)
Class Z	(4,482,433)	(8,307,105)
Total distributions to shareholders	(48,735,373)	(104,507,207)
Increase (decrease) in net assets from capital stock activity	16,022,958	(14,905,980)
Total increase (decrease) in net assets	(30,361,860)	4,033,665
Net assets at beginning of period	2,005,507,739	2,001,474,074
Net assets at end of period	$1,975,145,879	$2,005,507,739
Excess of distributions over net investment income	$(698,036)	$(171,857)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	32,070,235	96,617,402	72,008,579	214,600,887
Distributions reinvested	8,665,635	25,999,873	19,939,602	59,449,128
Redemptions	(71,730,739)	(214,945,077)	(129,447,082)	(385,190,744)
Net decrease	(30,994,869)	(92,327,802)	(37,498,901)	(111,140,729)
Class B shares
Subscriptions	93,554	281,533	451,098	1,344,548
Distributions reinvested	86,315	258,915	277,690	826,428
Redemptions(a)	(1,283,230)	(3,850,994)	(4,630,935)	(13,770,725)
Net decrease	(1,103,361)	(3,310,546)	(3,902,147)	(11,599,749)
Class C shares
Subscriptions	4,821,660	14,383,140	8,827,287	26,151,165
Distributions reinvested	552,012	1,645,238	1,278,800	3,788,371
Redemptions	(6,588,918)	(19,675,251)	(10,349,367)	(30,513,456)
Net decrease	(1,215,246)	(3,646,873)	(243,280)	(573,920)
Class I shares
Subscriptions	21,027,730	62,358,943	22,796,389	67,243,135
Distributions reinvested	1,941,635	5,817,420	3,340,414	9,955,379
Redemptions	(747,491)	(2,226,384)	(312,045)	(932,892)
Net increase	22,221,874	65,949,979	25,824,758	76,265,622
Class K shares
Subscriptions	5,641,392	16,884,307	2,283,085	6,865,495
Distributions reinvested	453,764	1,362,471	989,958	2,953,764
Redemptions	(4,239,550)	(12,837,859)	(6,105,532)	(18,105,190)
Net increase (decrease)	1,855,606	5,408,919	(2,832,489)	(8,285,931)
Class R shares
Subscriptions	960,620	2,891,764	3,189,252	9,529,959
Distributions reinvested	101,905	306,512	203,883	610,385
Redemptions	(1,165,650)	(3,508,170)	(1,858,997)	(5,568,728)
Net increase (decrease)	(103,125)	(309,894)	1,534,138	4,571,616
Class R4 shares
Subscriptions	935,822	2,836,619	1,295,724	3,883,467
Distributions reinvested	90,460	272,925	182,472	547,437
Redemptions	(672,597)	(2,023,594)	(1,541,919)	(4,617,558)
Net increase (decrease)	353,685	1,085,950	(63,723)	(186,654)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	30,330,867	91,295,499	3,894,340	11,615,583
Distributions reinvested	259,183	773,098	240,630	718,306
Redemptions	(26,494,358)	(78,452,878)	(4,035,787)	(11,954,329)
Net increase	4,095,692	13,615,719	99,183	379,560
Class W shares
Subscriptions	3,912,037	11,587,239	16,241,285	48,140,991
Distributions reinvested	636,897	1,896,408	1,173,557	3,480,307
Redemptions	(2,701,527)	(8,048,867)	(9,453,173)	(28,027,953)
Net increase	1,847,407	5,434,780	7,961,669	23,593,345
Class Y shares
Subscriptions	621,857	1,865,404	3,242,085	9,632,898
Distributions reinvested	57,918	173,339	61,181	183,039
Redemptions	(467,735)	(1,404,026)	(1,295,228)	(3,826,856)
Net increase	212,040	634,717	2,008,038	5,989,081
Class Z shares
Subscriptions	29,094,420	87,826,416	27,962,967	82,847,086
Distributions reinvested	583,996	1,751,914	1,399,606	4,172,706
Redemptions	(22,059,594)	(66,090,321)	(27,356,376)	(80,938,013)
Net increase	7,618,822	23,488,009	2,006,197	6,081,779
Total net increase (decrease)	4,788,525	16,022,958	(5,106,557)	(14,905,980)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$3.04		$3.01		$2.78		$2.86		$2.61	$2.30
Income from investment operations:
Net investment income	0.07		0.16		0.17		0.18		0.20	0.20
Net realized and unrealized gain (loss)	(0.07)		0.03		0.23		(0.07)		0.25	0.31
Total from investment operations	—		0.19		0.40		0.11		0.45	0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.16)		(0.17)		(0.19)		(0.20)	(0.20)
Net realized gains	—		—		—		(0.00	)(a)	—	—
Total distributions to shareholders	(0.07)		(0.16)		(0.17)		(0.19)		(0.20)	(0.20)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.97		$3.04		$3.01		$2.78		$2.86	$2.61
Total return	0.10%		6.55%		14.55%		3.99	%(b)	17.61%	22.80	%(c)
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.07%		1.08%		1.08%		1.08%	1.09%
Total net expenses(f)	1.07	%(e)(g)	1.07	%(g)	1.07	%(g)	1.04	%(g)	1.06%	1.03%
Net investment income	4.81	%(e)	5.36%		5.72%		6.54%		7.16%	7.95%
Supplemental data
Net assets, end of period (in thousands)	$1,235,717		$1,357,909		$1,457,415		$1,170,173		$1,339,628	$1,192,636
Portfolio turnover	33%		63%		81%		76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$3.04		$3.01		$2.78		$2.86		$2.61	$2.30
Income from investment operations:
Net investment income	0.06		0.14		0.15		0.16		0.18	0.18
Net realized and unrealized gain (loss)	(0.07)		0.03		0.22		(0.07)		0.25	0.31
Total from investment operations	(0.01)		0.17		0.37		0.09		0.43	0.49
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.14)		(0.17)		(0.18)	(0.18)
Net realized gains	—		—		—		(0.00	)(a)	—	—
Total distributions to shareholders	(0.06)		(0.14)		(0.14)		(0.17)		(0.18)	(0.18)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.97		$3.04		$3.01		$2.78		$2.86	$2.61
Total return	(0.28%)		5.75%		13.69%		3.20	%(b)	16.71%	21.88	%(c)
Ratios to average net assets(d)
Total gross expenses	1.81	%(e)	1.82%		1.82%		1.84%		1.84%	1.85%
Total net expenses(f)	1.81	%(e)(g)	1.82	%(g)	1.82	%(g)	1.79	%(g)	1.82%	1.79%
Net investment income	4.06	%(e)	4.63%		4.99%		5.77%		6.45%	7.19%
Supplemental data
Net assets, end of period (in thousands)	$12,029		$15,652		$27,239		$34,361		$62,820	$91,104
Portfolio turnover	33%		63%		81%		76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$3.02		$2.99		$2.76		$2.84		$2.59	$2.28
Income from investment operations:
Net investment income	0.06		0.14		0.15		0.16		0.18	0.18
Net realized and unrealized gain (loss)	(0.07)		0.03		0.22		(0.08)		0.25	0.31
Total from investment operations	(0.01)		0.17		0.37		0.08		0.43	0.49
Less distributions to shareholders:
Net investment income	(0.06)		(0.14)		(0.14)		(0.16)		(0.18)	(0.18)
Net realized gains	—		—		—		(0.00	)(a)	—	—
Total distributions to shareholders	(0.06)		(0.14)		(0.14)		(0.16)		(0.18)	(0.18)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.95		$3.02		$2.99		$2.76		$2.84	$2.59
Total return	(0.24%)		5.92%		13.78%		3.20	%(b)	16.80%	22.01	%(c)
Ratios to average net assets(d)
Total gross expenses	1.82	%(e)	1.82%		1.83%		1.83%		1.84%	1.85%
Total net expenses(f)	1.71	%(e)(g)	1.67	%(g)	1.80	%(g)	1.79	%(g)	1.82%	1.79%
Net investment income	4.17	%(e)	4.76%		4.98%		5.79%		6.42%	7.14%
Supplemental data
Net assets, end of period (in thousands)	$91,964		$97,714		$97,487		$75,596		$76,237	$70,489
Portfolio turnover	33%		63%		81%		76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$3.03		$3.00	$2.78	$2.86		$2.60	$2.29
Income from investment operations:
Net investment income	0.08		0.17	0.18	0.19		0.21	0.21
Net realized and unrealized gain (loss)	(0.06)		0.03	0.22	(0.07)		0.26	0.31
Total from investment operations	0.02		0.20	0.40	0.12		0.47	0.52
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.18)	(0.20)		(0.21)	(0.21)
Net realized gains	—		—	—	(0.00	)(a)	—	—
Total distributions to shareholders	(0.08)		(0.17)	(0.18)	(0.20)		(0.21)	(0.21)
Proceeds from regulatory settlements	—		—	—	0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.97		$3.03	$3.00	$2.78		$2.86	$2.60
Total return	0.63%		6.99%	14.64%	4.38	%(b)	18.52%	23.35	%(c)
Ratios to average net assets(d)
Total gross expenses	0.65	%(e)	0.66%	0.66%	0.66%		0.68%	0.68%
Total net expenses(f)	0.65	%(e)	0.66%	0.66%	0.66%		0.68%	0.63%
Net investment income	5.23	%(e)	5.76%	6.15%	6.91%		7.53%	8.36%
Supplemental data
Net assets, end of period (in thousands)	$253,993		$192,255	$112,742	$141,388		$132,684	$144,203
Portfolio turnover	33%		63%	81%	76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class K	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$3.04		$3.01	$2.79	$2.86		$2.61	$2.30
Income from investment operations:
Net investment income	0.07		0.16	0.17	0.18		0.20	0.21
Net realized and unrealized gain (loss)	(0.07)		0.03	0.22	(0.06)		0.25	0.30
Total from investment operations	—		0.19	0.39	0.12		0.45	0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.16)	(0.17)	(0.19)		(0.20)	(0.20)
Net realized gains	—		—	—	(0.00	)(a)	—	—
Total distributions to shareholders	(0.07)		(0.16)	(0.17)	(0.19)		(0.20)	(0.20)
Proceeds from regulatory settlements	—		—	—	0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.97		$3.04	$3.01	$2.79		$2.86	$2.61
Total return	0.15%		6.67%	14.26%	4.44	%(b)	17.74%	22.92	%(c)
Ratios to average net assets(d)
Total gross expenses	0.95	%(e)	0.96%	0.96%	0.96%		0.96%	0.99%
Total net expenses(f)	0.95	%(e)	0.96%	0.96%	0.96%		0.96%	0.93%
Net investment income	4.93	%(e)	5.48%	5.84%	6.62%		7.27%	8.05%
Supplemental data
Net assets, end of period (in thousands)	$58,654		$54,345	$62,347	$63,276		$61,282	$43,406
Portfolio turnover	33%		63%	81%	76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$3.05		$3.02		$2.79		$2.87		$2.62	$2.30
Income from investment operations:
Net investment income	0.07		0.15		0.16		0.17		0.19	0.20
Net realized and unrealized gain (loss)	(0.07)		0.03		0.23		(0.07)		0.25	0.31
Total from investment operations	—		0.18		0.39		0.10		0.44	0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.15)		(0.16)		(0.18)		(0.19)	(0.19)
Net realized gains	—		—		—		(0.00	)(a)	—	—
Total distributions to shareholders	(0.07)		(0.15)		(0.16)		(0.18)		(0.19)	(0.19)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.98		$3.05		$3.02		$2.79		$2.87	$2.62
Total return	(0.02%)		6.28%		14.24%		3.75	%(b)	17.23%	22.79	%(c)
Ratios to average net assets(d)
Total gross expenses	1.32	%(e)	1.32%		1.33%		1.33%		1.36%	1.48%
Total net expenses(f)	1.32	%(e)(g)	1.32	%(g)	1.32	%(g)	1.29	%(g)	1.35%	1.43%
Net investment income	4.56	%(e)	5.10%		5.45%		6.29%		6.86%	7.46%
Supplemental data
Net assets, end of period (in thousands)	$18,058		$18,782		$13,967		$7,582		$7,156	$5,690
Portfolio turnover	33%		63%		81%		76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$3.06		$3.03		$2.80	$2.88		$2.62	$2.31
Income from investment operations:
Net investment income	0.08		0.17		0.17	0.18		0.20	0.20
Net realized and unrealized gain (loss)	(0.07)		0.03		0.23	(0.08)		0.26	0.31
Total from investment operations	0.01		0.20		0.40	0.10		0.46	0.51
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.17)	(0.18)		(0.20)	(0.20)
Net realized gains	—		—		—	(0.00	)(a)	—	—
Total distributions to shareholders	(0.08)		(0.17)		(0.17)	(0.18)		(0.20)	(0.20)
Proceeds from regulatory settlements	—		—		—	0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.99		$3.06		$3.03	$2.80		$2.88	$2.62
Total return	0.24%		6.81%		14.59%	3.83	%(b)	17.81%	22.56	%(c)
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.82%		0.97%	1.21%		1.21%	1.23%
Total net expenses(f)	0.82	%(e)(g)	0.82	%(g)	0.97%	1.21%		1.21%	1.18%
Net investment income	5.06	%(e)	5.60%		5.82%	6.37%		6.99%	7.81%
Supplemental data
Net assets, end of period (in thousands)	$11,205		$10,379		$10,468	$8,176		$7,418	$4,003
Portfolio turnover	33%		63%		81%	76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014	2013	2012		2011	2010
Per share data
Net asset value, beginning of period	$3.04		$3.01	$2.78	$2.86		$2.61	$2.30
Income from investment operations:
Net investment income	0.08		0.17	0.18	0.19		0.21	0.21
Net realized and unrealized gain (loss)	(0.08)		0.03	0.23	(0.07)		0.25	0.31
Total from investment operations	—		0.20	0.41	0.12		0.46	0.52
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.18)	(0.20)		(0.21)	(0.21)
Net realized gains	—		—	—	(0.00	)(a)	—	—
Total distributions to shareholders	(0.08)		(0.17)	(0.18)	(0.20)		(0.21)	(0.21)
Proceeds from regulatory settlements	—		—	—	0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.96		$3.04	$3.01	$2.78		$2.86	$2.61
Total return	(0.06%)		6.93%	14.96%	4.32	%(b)	18.02%	23.22	%(c)
Ratios to average net assets(d)
Total gross expenses	0.71	%(e)	0.71%	0.71%	0.71%		0.73%	0.73%
Total net expenses(f)	0.71	%(e)	0.71%	0.71%	0.71%		0.72%	0.68%
Net investment income	5.20	%(e)	5.71%	6.06%	6.76%		7.48%	8.18%
Supplemental data
Net assets, end of period (in thousands)	$27,321		$15,564	$15,124	$8,675		$11,384	$7,958
Portfolio turnover	33%		63%	81%	76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$3.02		$2.99		$2.76		$2.84		$2.59	$2.28
Income from investment operations:
Net investment income	0.07		0.16		0.17		0.18		0.20	0.20
Net realized and unrealized gain (loss)	(0.07)		0.03		0.23		(0.07)		0.25	0.31
Total from investment operations	—		0.19		0.40		0.11		0.45	0.51
Less distributions to shareholders:
Net investment income	(0.07)		(0.16)		(0.17)		(0.19)		(0.20)	(0.20)
Net realized gains	—		—		—		(0.00	)(a)	—	—
Total distributions to shareholders	(0.07)		(0.16)		(0.17)		(0.19)		(0.20)	(0.20)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—	0.00	(a)
Net asset value, end of period	$2.95		$3.02		$2.99		$2.76		$2.84	$2.59
Total return	0.08%		6.54%		14.61%		3.97	%(b)	17.65%	22.82	%(c)
Ratios to average net assets(d)
Total gross expenses	1.07	%(e)	1.07%		1.08%		1.11%		1.10%	1.12%
Total net expenses(f)	1.07	%(e)(g)	1.07	%(g)	1.07	%(g)	1.05	%(g)	1.09%	1.08%
Net investment income	4.81	%(e)	5.32%		5.72%		6.59%		7.16%	7.68%
Supplemental data
Net assets, end of period (in thousands)	$79,295		$75,524		$50,998		$44,832		$89,506	$100,227
Portfolio turnover	33%		63%		81%		76%		96%	94%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$3.03		$3.00	$2.92
Income from investment operations:
Net investment income	0.08		0.17	0.10
Net realized and unrealized gain (loss)	(0.07)		0.03	0.08
Total from investment operations	0.01		0.20	0.18
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)	(0.10)
Total distributions to shareholders	(0.08)		(0.17)	(0.10)
Net asset value, end of period	$2.96		$3.03	$3.00
Total return	0.30%		6.98%	6.16%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.66%	0.58	%(c)
Total net expenses(d)	0.65	%(c)	0.66%	0.58	%(c)
Net investment income	5.23	%(c)	5.71%	6.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,585		$6,091	$3
Portfolio turnover	33%		63%	81%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$3.04		$3.01		$2.78		$2.85		$2.72
Income from investment operations:
Net investment income	0.08		0.17		0.17		0.18		0.14
Net realized and unrealized gain (loss)	(0.07)		0.03		0.23		(0.06)		0.12
Total from investment operations	0.01		0.20		0.40		0.12		0.26
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.17)		(0.19)		(0.13)
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	(0.08)		(0.17)		(0.17)		(0.19)		(0.13)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$2.97		$3.04		$3.01		$2.78		$2.85
Total return	0.22%		6.81%		14.84%		4.59	%(c)	9.87%
Ratios to average net assets(d)
Total gross expenses	0.82	%(e)	0.82%		0.82%		0.80%		0.73	%(e)
Total net expenses(f)	0.82	%(e)(g)	0.82	%(g)	0.82	%(g)	0.78	%(g)	0.73	%(e)
Net investment income	5.06	%(e)	5.58%		5.86%		6.58%		7.37	%(e)
Supplemental data
Net assets, end of period (in thousands)	$180,326		$161,293		$153,684		$35,492		$12,526
Portfolio turnover	33%		63%		81%		76%		96%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.08%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

be valued based upon an over-the-counter or exchange bid quotation.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark, manage exposure to movements in interest rates, and manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Credit Default Swap Contracts

The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a specific debt security or a

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.

As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	213,460	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Swap Contracts ($)	Total ($)
Credit risk	—	624,729	624,729
Interest rate risk	(376,260)	—	(376,260)
Total	(376,260)	624,729	248,469
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(245,961)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Short	27,809,196

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Investments in Senior Loans

The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund's rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.

The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund's Portfolio of

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Investments. The Fund designates cash or liquid securities to cover these commitments.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.59% to 0.36% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.56% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $1,975.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class B	0.16
Class C	0.16
Class K	0.05
Class R	0.16
Class R4	0.16
Class R5	0.05
Class W	0.16
Class Z	0.16

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent,

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds' former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2014, the Fund's total potential future obligation over the life of the Guaranty is $119,781. The liability remaining at November 30, 2014 for non-recurring charges associated with the lease amounted to $63,277 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $4,244.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses. Prior to October 1, 2014, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.60% annually of the average daily net assets attributable to Class C shares.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,581,000 and $7,306,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $348,440 for Class A, $1,927 for Class B, and $1,737 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.07%	1.07%
Class B	1.82	1.82
Class C	1.82	1.82
Class I	0.70	0.70
Class K	1.00	1.00
Class R	1.32	1.32
Class R4	0.82	0.82
Class R5	0.75	0.75
Class W	1.07	1.07
Class Y	0.70	0.70
Class Z	0.82	0.82

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $1,884,410,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,924,000
Unrealized depreciation	(17,548,000)
Net unrealized appreciation	$42,376,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	14,236,782
2017	117,858,836
2018	55,132,247
Total	187,227,865

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $797,149 at May 31, 2014 as arising on June 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $665,925,995 and $631,838,740, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 68.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall,

Semiannual Report 2014

Columbia High Yield Bond Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the

Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014

Columbia High Yield Bond Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014

Columbia High Yield Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR160_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Mortgage Opportunities Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at blog.columbiamanagement.com/publications.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Mortgage Opportunities Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	25
Important Information About This Report	35

Semiannual Report 2014

Columbia Mortgage Opportunities Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Mortgage Opportunities Fund (the Fund) Class A shares returned 2.24% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund outperformed its benchmark, the Citigroup 1-Month U.S. Treasury Bill Index, which returned 0.01% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	Life
Class A	04/30/14
Excluding sales charges		2.24	2.53
Including sales charges		-2.62	-2.35
Class C	04/30/14
Excluding sales charges		1.85	2.09
Including sales charges		0.85	1.09
Class I	04/30/14	2.44	2.76
Class R4	04/30/14	2.36	2.67
Class R5	04/30/14	2.41	2.73
Class W	04/30/14	2.23	2.53
Class Z	04/30/14	2.36	2.67
Citigroup 1-Month U.S. Treasury Bill Index		0.01	0.01

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

The Citigroup 1-Month U.S. Treasury Bill Index is an unmanaged index that measures the rate of return for 30-day U.S. Treasury Bills.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Mortgage Opportunities Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Jason Callan

Tom Heuer, CPA, CFA

Portfolio Breakdown (%) (at November 30, 2014)
Asset-Backed Securities — Non-Agency	7.8
Commercial Mortgage-Backed Securities — Non-Agency	21.5
Money Market Funds	2.3
Options Purchased Puts	0.8
Residential Mortgage-Backed Securities — Agency	53.5
Residential Mortgage-Backed Securities — Non-Agency	14.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2014)
AAA rating	56.3
BBB rating	6.8
Non-investment grade	5.4
Not rated	31.5
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.
Semiannual Report 2014
4

Columbia Mortgage Opportunities Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.40	1,019.95	5.04	5.04	1.00
Class C	1,000.00	1,000.00	1,018.50	1,016.21	8.81	8.80	1.75
Class I	1,000.00	1,000.00	1,024.40	1,021.94	3.03	3.02	0.60
Class R4	1,000.00	1,000.00	1,023.60	1,021.19	3.78	3.78	0.75
Class R5	1,000.00	1,000.00	1,024.10	1,021.69	3.28	3.28	0.65
Class W	1,000.00	1,000.00	1,022.30	1,019.95	5.04	5.04	1.00
Class Z	1,000.00	1,000.00	1,023.60	1,021.19	3.78	3.78	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
5

Columbia Mortgage Opportunities Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities — Agency 87.5%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a)(b)(c) CMO IO STRIPS Series 280 Class S1 09/15/42	5.845%	4,434,761	1,010,672
CMO IO Series 311 Class S1 08/15/43	5.795%	43,961,323	9,930,349
CMO IO Series 3922 Class SH 09/15/41	5.745%	24,136,958	4,116,669
CMO IO Series 4223 Class DS 12/15/38	5.945%	3,680,748	676,403
CMO IO Series 4286 Class NS 12/15/43	5.745%	3,859,018	938,704
CMO IO Series WS Class 3957 11/15/41	6.395%	12,054,659	2,170,909
Federal Home Loan Mortgage Corp.(b)(c) CMO IO STRIPS Series 304 Class C67 12/15/42	4.500%	13,687,331	3,582,874
CMO IO Series 329 Class C5 06/15/43	3.500%	1,901,913	394,299
CMO IO Series 4215 Class IL 07/15/41	3.500%	14,542,453	2,300,156
Federal National Mortgage Association(a)(b)(c) CMO IO Series 2013-124 Class SB 12/25/43	5.795%	9,596,955	2,286,891
CMO IO Series 2013-BS Class 54 06/25/43	5.995%	9,258,751	2,339,823
CMO IO Series 2013-SB Class 97 06/25/32	5.945%	4,515,901	812,662
Federal National Mortgage Association(b)(c) CMO IO Series 2012-152 Class EI 07/25/31	3.000%	19,350,767	2,615,227
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	2,892,433	456,590
CMO IO Series 2013-117 Class AI 04/25/36	3.500%	7,123,166	785,730
CMO IO Series 2013-118 Class AI 09/25/38	4.000%	8,012,214	1,244,496
CMO IO Series 2013-31 Class IH 02/25/43	3.500%	16,728,157	2,788,888
Federal National Mortgage Association(b)(d) 12/16/29 - 12/11/44	3.500%	95,000,000	99,783,396
Total Residential Mortgage-Backed Securities — Agency (Cost: $138,783,024)			138,234,738
Residential Mortgage-Backed Securities — Non-Agency 23.1%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A(b)(e) 08/25/54	3.850%	2,000,000	2,000,000

Residential Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust CMO Series 2014-11 Class 5A2(a)(b)(e)(f) 11/25/36	25.541%	1,589,159	1,939,886
Credit Suisse Mortgage Capital Certificates(a)(b)(e)(f) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	2,000,000	1,985,000
Credit Suisse Mortgage Capital Certificates(b)(e) CMO Series 2010-9R Class 10A5 04/27/37	4.000%	1,000,000	1,003,835
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	1,000,000	1,002,621
Series 2010-2A5 Class 9R 02/27/38	4.000%	2,709,000	2,593,976
Series 2010-9R Class 1A5 08/27/37	4.000%	3,000,000	2,784,180
Credit Suisse Securities (USA) LLC(b)(e) CMO Series 2014-5R Class 5A2 07/27/37	3.250%	3,662,699	3,525,573
CMO Series 2014-5R Class 8A1 11/27/37	2.625%	1,802,660	1,751,113
CMO Series 2014-RPL1 Class A3 02/25/54	3.958%	2,500,000	2,472,845
Jefferies Resecuritization Trust Series 2014-1A1 Class R1(b)(e) 12/27/37	4.000%	2,759,995	2,754,177
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B(a)(b)(e) 09/26/36	2.614%	8,157,742	7,990,508
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(c)(e) 01/25/54	2.244%	36,310,649	2,640,837
VML LLC CMO Series 2014-NPL1 Class A1(a)(b)(d)(e) 04/25/54	3.875%	2,000,000	2,000,000
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $35,541,137)			36,444,551
Commercial Mortgage-Backed Securities — Non-Agency 35.1%
American Homes 4 Rent Trust(b)(e) Series 2014-SFR2 Class E 10/17/36	6.231%	5,000,000	4,978,013
Series 2014-SFR3 Class E 12/17/36	6.418%	3,000,000	3,029,392

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Homes 4 Rent(a)(b)(e) Series 2014-F Class SFR1 06/17/31	3.500%	3,250,000	2,991,368
Series 2014-SFR1 Class E 06/17/31	2.750%	7,000,000	6,367,222
Aventura Mall Trust Series 2013-AVM Class E(a)(b)(e) 12/05/32	3.867%	5,000,000	4,901,640
BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(b)(e) 07/05/33	4.847%	2,000,000	2,021,730
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class B(a)(b) 10/26/44	2.405%	2,000,000	1,852,650
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4(a)(b) 12/11/49	5.366%	1,000,000	1,045,692
GS Mortgage Securities Trust Series 2007-GG10 Class AM(a)(b) 08/10/45	5.990%	2,500,000	2,562,895
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM(b) 05/15/47	5.372%	3,000,000	3,121,395
ORES NPL LLC Series 2013-LV2 Class A(b)(e) 09/25/25	3.081%	526,440	526,440
Rialto Capital Management LLC Series 2014-LT5 Class B(b)(e) 05/15/24	5.000%	3,000,000	2,997,303
Rialto Real Estate Fund LLC Series 2014-LT6 Class B(b)(e) 09/15/24	5.486%	1,000,000	1,005,529
Rialto Real Estate Fund LP Series 2014-LT5 Class A(b)(e) 05/15/24	2.850%	1,769,266	1,769,119
VFC LLC(b)(e) Series 2014-2 Class A 07/20/30	2.750%	8,706,536	8,706,859
Series 2014-2 Class B 07/20/30	5.500%	3,000,000	2,999,046
VNDO Mortgage Trust Series 2013-PENN Class D(a)(b)(e) 12/13/29	4.079%	4,500,000	4,599,946
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,015,215)			55,476,239

Asset-Backed Securities — Non-Agency 12.8%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A Voce CLO Ltd. Series 2014-1A Class C(a)(e) 07/15/26	3.734%	1,000,000	935,008
Carlyle Global Market Strategies CLO Series 2014-C1 Class 3A(a)(e) 07/27/26	3.934%	2,000,000	1,921,708
GCAT LLC Series 2014-2 Class A1(a)(e) 10/25/19	3.721%	986,222	981,159
Keuka Park CLO Ltd. Series 2013-1A Class D(a)(e) 10/21/24	3.431%	7,000,000	6,642,867
New York Mortgage Trust Residential LLC(a)(e) Series 2013-RP1A Class A 07/25/18	4.250%	2,097,611	2,108,099
Series 2013-RP2A Class A 09/25/18	4.600%	1,916,717	1,947,219
Selene Non-Performing Loans LLC Series 2014-1A Class A(a)(e) 05/25/54	2.981%	1,485,028	1,472,080
Symphony CLO Ltd. Series 2014-14A Class D2(a)(e) 07/14/26	3.830%	3,000,000	2,845,392
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(a)(e) 06/25/54	3.125%	752,924	752,066
Vericrest Opportunity Loan Transferee Series 2014-3A Class A1(a)(e) 05/26/54	3.250%	582,047	581,254
Total Asset-Backed Securities — Non-Agency (Cost: $20,303,533)			20,186,852
Options Purchased Puts 1.3%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
OTC 5-Year Interest Rate Swap(g)	70,000,000	3.25	08/18/17	1,263,423
OTC 5-Year Interest Rate Swap(g)	100,000,000	2.50	10/30/15	818,610
Total Options Purchased Puts (Cost: $3,066,500)				2,082,033

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(h)(i)	5,985,334	5,985,334
Total Money Market Funds (Cost: $5,985,334)		5,985,334
Total Investments (Cost: $259,694,743)		258,409,747
Other Assets & Liabilities, Net		(100,496,767)
Net Assets		157,912,980

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $221,496 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE	68	USD	8,639,188	03/2015	70,707	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(28)	USD	(6,135,938)	03/2015	—	(7,047)
US 5YR NOTE	(72)	USD	(8,603,438)	03/2015	—	(42,754)
Total					—	(49,801)

Notes to Portfolio of Investments

(a)  Variable rate security.

(b)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $103,525,010 or 65.56% of net assets.

(f)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $3,924,886, which represents 2.49% of net assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(g)  Purchased swaption contracts outstanding at November 30, 2014:

At November 30, 2014, securities and cash totaling $2,243,000 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	8/22/2022	70,000,000	1,851,500	1,263,423
OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/3/2020	100,000,000	1,215,000	818,610
Total								2,082,033

(h)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(i)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,635,633	122,506,005	(118,156,304)	5,985,334	1,132	5,985,334

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as  Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities — Agency	—	138,234,738	—	138,234,738
Residential Mortgage-Backed Securities — Non-Agency	—	18,056,311	18,388,240	36,444,551
Commercial Mortgage-Backed Securities — Non-Agency	—	55,476,239	—	55,476,239
Asset-Backed Securities — Non-Agency	—	18,078,753	2,108,099	20,186,852
Total Bonds	—	229,846,041	20,496,339	250,342,380
Other
Options Purchased Puts	—	2,082,033	—	2,082,033
Total Other	—	2,082,033	—	2,082,033
Mutual Funds
Money Market Funds	5,985,334	—	—	5,985,334
Total Mutual Funds	5,985,334	—	—	5,985,334
Investments in Securities	5,985,334	231,928,074	20,496,339	258,409,747
Derivatives
Assets
Futures Contracts	70,707	—	—	70,707
Liabilities
Futures Contracts	(49,801)	—	—	(49,801)
Total	6,006,240	231,928,074	20,496,339	258,430,653

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Mortgage Opportunities Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2014	32,675,752	8,276,749	40,952,501
Accrued discounts/premiums	5,683	(1,080)	4,603
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	370,970	(956)	370,014
Sales	(9,992,655)	(50,546)	(10,043,201)
Purchases	7,924,887	(713,868)	7,211,019
Transfers into Level 3	—	—	—
Transfers out of Level 3	(12,596,397)	(5,402,200)	(17,998,597)
Balance as of November 30, 2014	18,388,240	2,108,099	20,496,339

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2014 was $366,878, which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $367,834 and Asset-Backed Securities — Non-Agency of $(956).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Mortgage Opportunities Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $253,709,409)	$252,424,413
Affiliated issuers (identified cost $5,985,334)	5,985,334
Total investments (identified cost $259,694,743)	258,409,747
Cash	10,012
Margin deposits	221,496
Receivable for:
Capital shares sold	4,218
Dividends	196
Interest	884,048
Variation margin	22,003
Expense reimbursement due from Investment Manager	2,547
Prepaid expenses	2,584
Other assets	48,822
Total assets	259,605,673
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	101,570,486
Variation margin	17,250
Investment management fees	4,937
Distribution and/or service fees	5
Transfer agent fees	49
Administration fees	693
Compensation of board members	2,167
Other expenses	97,106
Total liabilities	101,692,693
Net assets applicable to outstanding capital stock	$157,912,980
Represented by
Paid-in capital	$156,534,804
Undistributed net investment income	382,788
Accumulated net realized gain	2,259,478
Unrealized appreciation (depreciation) on:
Investments	(1,284,996)
Futures contracts	20,906
Total — representing net assets applicable to outstanding capital stock	$157,912,980

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Mortgage Opportunities Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$306,002
Shares outstanding	30,211
Net asset value per share	$10.13
Maximum offering price per share(a)	$10.64
Class C
Net assets	$10,131
Shares outstanding	1,000
Net asset value per share	$10.13
Class I
Net assets	$156,717,986
Shares outstanding	15,469,029
Net asset value per share	$10.13
Class R4
Net assets	$834,381
Shares outstanding	82,334
Net asset value per share	$10.13
Class R5
Net assets	$10,132
Shares outstanding	1,000
Net asset value per share	$10.13
Class W
Net assets	$10,132
Shares outstanding	1,000
Net asset value per share	$10.13
Class Z
Net assets	$24,216
Shares outstanding	2,389
Net asset value per share(b)	$10.13

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Mortgage Opportunities Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$1,132
Interest	2,518,606
Total income	2,519,738
Expenses:
Investment management fees	371,506
Distribution and/or service fees
Class A	210
Class C	50
Class W	13
Transfer agent fees
Class A	138
Class C	9
Class R4	31
Class R5	3
Class W	9
Class Z	17
Administration fees	52,141
Compensation of board members	5,649
Custodian fees	13,711
Printing and postage fees	22,822
Registration fees	62,077
Professional fees	20,051
Offering costs	54,256
Other	4,777
Total expenses	607,470
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(215,948)
Total net expenses	391,522
Net investment income	2,128,216
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	(364,578)
Futures contracts	2,607,028
Net realized gain	2,242,450
Net change in unrealized appreciation (depreciation) on:
Investments	(1,355,932)
Futures contracts	36,981
Net change in unrealized depreciation	(1,318,951)
Net realized and unrealized gain	923,499
Net increase in net assets resulting from operations	$3,051,715

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Mortgage Opportunities Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014(a)
Operations
Net investment income	$2,128,216	$180,318
Net realized gain	2,242,450	17,028
Net change in unrealized appreciation (depreciation)	(1,318,951)	54,861
Net increase in net assets resulting from operations	3,051,715	252,207
Distributions to shareholders
Net investment income
Class A	(2,336)	(9)
Class C	(75)	(4)
Class I	(1,815,163)	(109,096)
Class R4	(2,146)	(10)
Class R5	(130)	(11)
Class W	(113)	(9)
Class Z	(254)	(13)
Total distributions to shareholders	(1,820,217)	(109,152)
Increase in net assets from capital stock activity	61,293,887	95,174,540
Total increase in net assets	62,525,385	95,317,595
Net assets at beginning of period	95,387,595	70,000
Net assets at end of period	$157,912,980	$95,387,595
Undistributed net investment income	$382,788	$74,789

(a) Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Mortgage Opportunities Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	28,994	292,966	—	—
Distributions reinvested	221	2,223	—	—
Redemptions	(4)	(34)	—	—
Net increase	29,211	295,155	—	—
Class I shares
Subscriptions	5,867,820	59,278,062	9,507,827	95,128,172
Distributions reinvested	180,122	1,815,031	10,887	109,085
Redemptions	(92,119)	(931,020)	(6,508)	(65,156)
Net increase	5,955,823	60,162,073	9,512,206	95,172,101
Class R4 shares
Subscriptions	81,153	823,150	—	—
Distributions reinvested	199	2,021	—	—
Redemptions	(18)	(125)	—	—
Net increase	81,334	825,046	—	—
Class Z shares
Subscriptions	1,142	11,573	243	2,439
Distributions reinvested	13	128	—	—
Redemptions	(9)	(88)	—	—
Net increase	1,146	11,613	243	2,439
Total net increase	6,067,514	61,293,887	9,512,449	95,174,540

(a) Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Mortgage Opportunities Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

Class A	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.16		0.02
Net realized and unrealized gain	0.06		0.01
Total from investment operations	0.22		0.03
Less distributions to shareholders:
Net investment income	(0.11)		(0.01)
Total distributions to shareholders	(0.11)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.24%		0.29%
Ratios to average net assets(b)
Total gross expenses	1.36	%(c)	1.24	%(c)
Total net expenses(d)	1.00	%(c)	1.00	%(c)
Net investment income	3.18	%(c)	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$306		$10
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class C	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.10		0.01
Net realized and unrealized gain	0.08		0.01
Total from investment operations	0.18		0.02
Less distributions to shareholders:
Net investment income	(0.07)		(0.00	)(b)
Total distributions to shareholders	(0.07)		(0.00	)(b)
Redemption fees:
Net asset value, end of period	$10.13		$10.02
Total return	1.85%		0.24%
Ratios to average net assets(c)
Total gross expenses	2.13	%(d)	2.05	%(d)
Total net expenses(e)	1.75	%(d)	1.75	%(d)
Net investment income	2.04	%(d)	1.05	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	428	%(f)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class I	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.16		0.02
Net realized and unrealized gain	0.08		0.01
Total from investment operations	0.24		0.03
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)
Total distributions to shareholders	(0.13)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.44%		0.31%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)	0.87	%(c)
Total net expenses(d)	0.60	%(c)	0.60	%(c)
Net investment income	3.27	%(c)	2.38	%(c)
Supplemental data
Net assets, end of period (in thousands)	$156,718		$95,325
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class R4	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.15		0.02
Net realized and unrealized gain	0.09		0.01
Total from investment operations	0.24		0.03
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)
Total distributions to shareholders	(0.13)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.36%		0.30%
Ratios to average net assets(b)
Total gross expenses	1.09	%(c)	1.05	%(c)
Total net expenses(d)	0.75	%(c)	0.75	%(c)
Net investment income	3.48	%(c)	2.04	%(c)
Supplemental data
Net assets, end of period (in thousands)	$834		$10
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.16		0.02
Net realized and unrealized gain	0.08		0.01
Total from investment operations	0.24		0.03
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)
Total distributions to shareholders	(0.13)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.41%		0.31%
Ratios to average net assets(b)
Total gross expenses	0.99	%(c)	0.89	%(c)
Total net expenses(d)	0.65	%(c)	0.65	%(c)
Net investment income	3.14	%(c)	2.14	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class W	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.14		0.02
Net realized and unrealized gain	0.08		0.01
Total from investment operations	0.22		0.03
Less distributions to shareholders:
Net investment income	(0.11)		(0.01)
Total distributions to shareholders	(0.11)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.23%		0.29%
Ratios to average net assets(b)
Total gross expenses	1.38	%(c)	1.30	%(c)
Total net expenses(d)	1.00	%(c)	1.00	%(c)
Net investment income	2.79	%(c)	1.79	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10		$10
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Mortgage Opportunities Fund

Financial Highlights (continued)

Class Z	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.02		$10.00
Income from investment operations:
Net investment income	0.16		0.02
Net realized and unrealized gain	0.08		0.01
Total from investment operations	0.24		0.03
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)
Total distributions to shareholders	(0.13)		(0.01)
Net asset value, end of period	$10.13		$10.02
Total return	2.36%		0.30%
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.08	%(c)
Total net expenses(d)	0.75	%(c)	0.75	%(c)
Net investment income	3.14	%(c)	2.21	%(c)
Supplemental data
Net assets, end of period (in thousands)	$24		$12
Portfolio turnover	428	%(e)	56%

Notes to Financial Highlights

(a)  Based on operations from April 30, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 237% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Mortgage Opportunities Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Mortgage Opportunities Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report 2014
25

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or

Semiannual Report 2014
26

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates, to hedge the fair value of other Fund investments, and as part of an investment strategy. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Semiannual Report 2014
27

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Options Purchased Puts(c)	2,082,033	—	2,082,033	—	818,610	1,263,423	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	70,707	*
Interest rate risk	Investments at value — unaffiliated issuers (for purchased options)	2,082,033
Total		2,152,740
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	49,801	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	2,607,028	212,543	2,819,571
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Total ($)
Interest rate risk	36,981	(1,086,099)	(1,049,118)

Semiannual Report 2014
28

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	7,118,594
Futures contracts — Short	49,894,806
Derivative Instrument	Average market value ($)*
Options contracts — Purchased	2,011,463

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Interest Only Securities

The Fund may invest in Interest Only Securities (IOs). IOs are stripped securities entitled to receive all of the security's interest, but none of its principal. The Fund may also invest in stripped mortgage-backed securities. If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO. As a result of the prepayments the daily interest accrual factor is adjusted periodically (typically, each month) to reflect the paydown of principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer or credit enhancer defaults on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are

Semiannual Report 2014
29

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.570% to 0.485% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.570% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $634.

Offering Costs

Offering costs were incurred prior to the shares of the Fund being offered. Offering costs include, among other things, state registration filing fees and printing costs. The Fund amortizes offering costs over a period of 12 months from the commencement of operations.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund.

Semiannual Report 2014
30

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.16%
Class C	0.19
Class R4	0.16
Class R5	0.05
Class W	0.19
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $0 for Class C shares. This amount is based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $427 for Class A shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through September 30, 2015
Class A	1.00%
Class C	1.75
Class I	0.60
Class R4	0.75
Class R5	0.65
Class W	1.00
Class Z	0.75

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold

Semiannual Report 2014
31

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $259,695,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,961,000
Unrealized depreciation	(3,246,000)
Net unrealized depreciation	$(1,285,000)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, but including mortgage dollar rolls, aggregated to $877,080,415 and $724,234,328, respectively, for the six months ended November 30, 2014, of which $769,796,094 and $679,830,273, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 99.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

Effective July 31, 2014, the Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and

Semiannual Report 2014
32

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

High-Yield Securities Risk

Securities rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse

Semiannual Report 2014
33

Columbia Mortgage Opportunities Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia Mortgage Opportunities Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Mortgage Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR251_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Diversified Equity Income Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at blog.columbiamanagement.com/publications.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Subscribe to Columbia Management

Get market insight and fund updates delivered to you

Email subscription center

Visit the Columbia Management email subscription center at columbiamanagement.com/subscribe to register for economic and market commentary, product and service updates, white papers and more.

>  Columbia Management investor
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to Columbia Management investors

>  Investment Strategy Outlook
Quarterly publication featuring the Columbia Management Asset Allocation Team's perspective on global economic investment conditions and markets

>  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and markets; includes straightforward insight on current investment opportunities

>  White papers
Frequent articles that delve deep into a variety of investment topics

>  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register today by visiting columbiamanagement.com/subscribe

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Diversified Equity Income Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Important Information About This Report	35

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Diversified Equity Income Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Diversified Equity Income Fund (the Fund) Class A shares returned 6.69% excluding sales charges for the six month period that ended November 30, 2014.

>  The Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.86% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	10/15/90
Excluding sales charges		6.69	13.94	13.54	7.82
Including sales charges		0.56	7.38	12.19	7.19
Class B	03/20/95
Excluding sales charges		6.36	13.07	12.68	7.00
Including sales charges		1.36	8.07	12.43	7.00
Class C	06/26/00
Excluding sales charges		6.32	13.06	12.68	7.00
Including sales charges		5.32	12.06	12.68	7.00
Class I	03/04/04	6.94	14.37	14.03	8.28
Class K	03/20/95	6.76	14.08	13.70	7.99
Class R*	12/11/06	6.53	13.66	13.24	7.50
Class R4*	12/11/06	6.83	14.23	13.56	7.78
Class R5*	12/11/06	6.89	14.35	13.99	8.15
Class W*	12/01/06	6.68	13.92	13.55	7.83
Class Y*	11/08/12	6.93	14.38	13.75	7.92
Class Z*	09/27/10	6.83	14.22	13.79	7.94
Russell 1000 Value Index		6.86	15.62	15.69	7.59

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Diversified Equity Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Wells Fargo & Co.	3.7
Berkshire Hathaway, Inc., Class B	3.3
Citigroup, Inc.	3.1
JPMorgan Chase & Co.	3.0
General Electric Co.	3.0
Merck & Co., Inc.	2.6
Johnson & Johnson	2.4
CVS Health Corp.	2.3
Chevron Corp.	2.3
Cisco Systems, Inc.	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	97.8
Consumer Discretionary	8.3
Consumer Staples	7.5
Energy	10.2
Financials	27.7
Health Care	14.4
Industrials	11.1
Information Technology	10.8
Materials	1.8
Telecommunication Services	2.0
Utilities	4.0
Convertible Bonds	0.2
Health Care	0.2
Money Market Funds	2.0
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Hugh Mullin, CFA

Russell Bloomfield, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
5

Columbia Diversified Equity Income Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,066.90	1,019.60	5.51	5.39	1.07
Class B	1,000.00	1,000.00	1,063.60	1,015.86	9.36	9.15	1.82
Class C	1,000.00	1,000.00	1,063.20	1,015.86	9.36	9.15	1.82
Class I	1,000.00	1,000.00	1,069.40	1,021.89	3.15	3.07	0.61
Class K	1,000.00	1,000.00	1,067.60	1,020.19	4.90	4.78	0.95
Class R	1,000.00	1,000.00	1,065.30	1,018.35	6.80	6.64	1.32
Class R4	1,000.00	1,000.00	1,068.30	1,020.84	4.23	4.13	0.82
Class R5	1,000.00	1,000.00	1,068.90	1,021.44	3.61	3.53	0.70
Class W	1,000.00	1,000.00	1,066.80	1,019.55	5.57	5.44	1.08
Class Y	1,000.00	1,000.00	1,069.30	1,021.69	3.35	3.28	0.65
Class Z	1,000.00	1,000.00	1,068.30	1,020.84	4.23	4.13	0.82

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
6

Columbia Diversified Equity Income Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
Consumer Discretionary 8.3%
Hotels, Restaurants & Leisure 1.8%
Las Vegas Sands Corp.	325,520	20,732,369
Starwood Hotels & Resorts Worldwide, Inc.	355,460	28,081,340
Total		48,813,709
Media 4.3%
Comcast Corp., Class A	226,380	12,912,715
DISH Network Corp., Class A(a)	634,542	50,388,980
Time Warner Cable, Inc.	108,330	16,171,503
Viacom, Inc., Class B	245,510	18,567,921
Walt Disney Co. (The)	246,355	22,790,301
Total		120,831,420
Specialty Retail 2.2%
Foot Locker, Inc.	372,350	21,331,931
Home Depot, Inc. (The)	293,850	29,208,690
Urban Outfitters, Inc.(a)	291,030	9,406,090
Total		59,946,711
Total Consumer Discretionary		229,591,840
Consumer Staples 7.4%
Beverages 1.1%
Coca-Cola Enterprises, Inc.	686,570	30,167,886
Food & Staples Retailing 4.0%
CVS Health Corp.	676,148	61,772,881
Wal-Mart Stores, Inc.	553,940	48,491,908
Total		110,264,789
Household Products 1.1%
Procter & Gamble Co. (The)	351,766	31,810,199
Tobacco 1.2%
Philip Morris International, Inc.	390,730	33,966,159
Total Consumer Staples		206,209,033
Energy 10.1%
Oil, Gas & Consumable Fuels 10.1%
Anadarko Petroleum Corp.	497,513	39,378,154
Apache Corp.	352,943	22,620,117
BP PLC, ADR	915,028	35,978,901
Chevron Corp.	563,858	61,387,220
ConocoPhillips	672,736	44,447,668

Common Stocks (continued)

Issuer	Shares	Value ($)
EOG Resources, Inc.	304,760	26,428,787
Exxon Mobil Corp.	566,220	51,265,559
Total		281,506,406
Total Energy		281,506,406
Financials 27.7%
Banks 12.3%
Citigroup, Inc.	1,539,359	83,079,205
East West Bancorp, Inc.	203,420	7,479,754
Fifth Third Bancorp	1,708,728	34,379,607
JPMorgan Chase & Co.	1,365,866	82,170,499
PNC Financial Services Group, Inc. (The)	390,179	34,128,957
Wells Fargo & Co.	1,839,665	100,224,949
Total		341,462,971
Capital Markets 3.5%
Invesco Ltd.	1,161,463	46,876,647
Morgan Stanley	1,424,172	50,102,371
Total		96,979,018
Consumer Finance 1.9%
Discover Financial Services	792,125	51,923,794
Diversified Financial Services 3.2%
Berkshire Hathaway, Inc., Class B(a)	606,605	90,196,097
Insurance 3.8%
ACE Ltd.	341,028	38,993,141
Marsh & McLennan Companies, Inc.	453,980	25,690,728
MetLife, Inc.	730,903	40,645,516
Total		105,329,385
Real Estate Investment Trusts (REITs) 3.0%
Alexandria Real Estate Equities, Inc.	317,362	27,267,743
American Tower Corp.	269,500	28,300,195
Duke Realty Corp.	1,389,690	27,015,574
Total		82,583,512
Total Financials		768,474,777
Health Care 14.4%
Biotechnology 1.2%
Alkermes PLC(a)	128,880	7,090,978
Amgen, Inc.	153,850	25,432,943
Total		32,523,921

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies 3.5%
Covidien PLC	522,190	52,741,190
St. Jude Medical, Inc.	651,326	44,264,115
Total		97,005,305
Health Care Providers & Services 3.9%
Aetna, Inc.	552,432	48,194,168
Cardinal Health, Inc.	439,889	36,154,477
CIGNA Corp.	244,840	25,191,587
Total		109,540,232
Pharmaceuticals 5.8%
Jazz Pharmaceuticals PLC(a)	127,624	22,600,934
Johnson & Johnson	610,308	66,065,841
Merck & Co., Inc.	1,190,064	71,879,866
Total		160,546,641
Total Health Care		399,616,099
Industrials 11.1%
Aerospace & Defense 2.9%
Honeywell International, Inc.	352,400	34,912,268
Raytheon Co.	430,199	45,902,233
Total		80,814,501
Airlines 1.5%
Delta Air Lines, Inc.	863,468	40,298,052
Electrical Equipment 1.2%
Eaton Corp. PLC	501,210	33,997,074
Industrial Conglomerates 2.9%
General Electric Co.	3,037,929	80,474,739
Machinery 1.7%
Ingersoll-Rand PLC	340,955	21,500,622
Parker-Hannifin Corp.	204,144	26,340,701
Total		47,841,323
Road & Rail 0.9%
Union Pacific Corp.	204,112	23,834,158
Total Industrials		307,259,847
Information Technology 10.8%
Communications Equipment 2.2%
Cisco Systems, Inc.	2,213,173	61,172,102

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services 0.7%
MasterCard, Inc., Class A	227,340	19,844,508
Semiconductors & Semiconductor Equipment 2.0%
Broadcom Corp., Class A	689,020	29,717,433
Intel Corp.	681,410	25,382,522
Total		55,099,955
Software 3.3%
Activision Blizzard, Inc.	1,137,360	24,623,844
Microsoft Corp.	1,001,070	47,861,157
Oracle Corp.	469,896	19,928,289
Total		92,413,290
Technology Hardware, Storage & Peripherals 2.6%
Apple, Inc.	155,585	18,503,724
EMC Corp.	937,724	28,459,923
Western Digital Corp.	234,050	24,170,344
Total		71,133,991
Total Information Technology		299,663,846
Materials 1.8%
Chemicals 1.0%
EI du Pont de Nemours & Co.	388,700	27,753,180
Metals & Mining 0.8%
Freeport-McMoRan, Inc.	826,230	22,184,276
Total Materials		49,937,456
Telecommunication Services 2.0%
Diversified Telecommunication Services 1.0%
Verizon Communications, Inc.	538,147	27,224,857
Wireless Telecommunication Services 1.0%
Vodafone Group PLC, ADR	775,345	28,338,860
Total Telecommunication Services		55,563,717
Utilities 4.0%
Electric Utilities 2.4%
Duke Energy Corp.	267,297	21,624,327
Edison International	386,440	24,562,126
NextEra Energy, Inc.	201,948	21,081,352
Total		67,267,805
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 1.6%
Ameren Corp.	467,990	20,175,049
Public Service Enterprise Group, Inc.	549,200	22,945,576
Total		43,120,625
Total Utilities		110,388,430
Total Common Stocks (Cost: $2,143,428,608)		2,708,211,451
Convertible Bonds 0.2%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.2%
Acorda Therapeutics, Inc. Senior Unsecured 06/15/21	1.750%	6,100,000	6,572,750
Total Convertible Bonds (Cost: $6,525,554)			6,572,750

Money Market Funds 2.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(b)(c)	55,666,991	55,666,991
Total Money Market Funds (Cost: $55,666,991)		55,666,991
Total Investments (Cost: $2,205,621,153)		2,770,451,192
Other Assets & Liabilities, Net		5,153,409
Net Assets		2,775,604,601

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	17,104,683	294,011,816	(255,449,508)	55,666,991	22,108	55,666,991

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Diversified Equity Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	229,591,840	—	—	229,591,840
Consumer Staples	206,209,033	—	—	206,209,033
Energy	281,506,406	—	—	281,506,406
Financials	768,474,777	—	—	768,474,777
Health Care	399,616,099	—	—	399,616,099
Industrials	307,259,847	—	—	307,259,847
Information Technology	299,663,846	—	—	299,663,846
Materials	49,937,456	—	—	49,937,456
Telecommunication Services	55,563,717	—	—	55,563,717
Utilities	110,388,430	—	—	110,388,430
Total Equity Securities	2,708,211,451	—	—	2,708,211,451
Bonds
Convertible Bonds	—	6,572,750	—	6,572,750
Total Bonds	—	6,572,750	—	6,572,750
Mutual Funds
Money Market Funds	55,666,991	—	—	55,666,991
Total Mutual Funds	55,666,991	—	—	55,666,991
Total	2,763,878,442	6,572,750	—	2,770,451,192

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,149,954,162)	$2,714,784,201
Affiliated issuers (identified cost $55,666,991)	55,666,991
Total investments (identified cost $2,205,621,153)	2,770,451,192
Receivable for:
Capital shares sold	645,433
Dividends	6,180,997
Interest	46,258
Reclaims	38,119
Prepaid expenses	9,144
Other assets	17,466
Total assets	2,777,388,609
Liabilities
Payable for:
Capital shares purchased	998,721
Investment management fees	87,303
Distribution and/or service fees	41,644
Transfer agent fees	271,263
Administration fees	8,055
Plan administration fees	12,935
Compensation of board members	223,117
Printing and postage fees	98,526
Other expenses	42,444
Total liabilities	1,784,008
Net assets applicable to outstanding capital stock	$2,775,604,601
Represented by
Paid-in capital	$1,977,136,173
Undistributed net investment income	4,973,786
Accumulated net realized gain	228,664,603
Unrealized appreciation (depreciation) on:
Investments	564,830,039
Total — representing net assets applicable to outstanding capital stock	$2,775,604,601

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Diversified Equity Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$2,488,007,433
Shares outstanding	164,591,639
Net asset value per share	$15.12
Maximum offering price per share(a)	$16.04
Class B
Net assets	$57,469,897
Shares outstanding	3,792,126
Net asset value per share	$15.16
Class C
Net assets	$72,686,329
Shares outstanding	4,820,331
Net asset value per share	$15.08
Class I
Net assets	$3,102
Shares outstanding	205
Net asset value per share(b)	$15.10
Class K
Net assets	$65,798,357
Shares outstanding	4,349,615
Net asset value per share	$15.13
Class R
Net assets	$7,735,966
Shares outstanding	514,292
Net asset value per share	$15.04
Class R4
Net assets	$12,534,574
Shares outstanding	829,385
Net asset value per share	$15.11
Class R5
Net assets	$29,013,041
Shares outstanding	1,917,960
Net asset value per share	$15.13
Class W
Net assets	$2,894
Shares outstanding	191
Net asset value per share(b)	$15.14
Class Y
Net assets	$21,656,130
Shares outstanding	1,420,819
Net asset value per share	$15.24
Class Z
Net assets	$20,696,878
Shares outstanding	1,370,184
Net asset value per share	$15.11

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Diversified Equity Income Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30,045,035
Dividends — affiliated issuers	22,108
Interest	3,122
Total income	30,070,265
Expenses:
Investment management fees	7,840,371
Distribution and/or service fees
Class A	3,068,913
Class B	318,473
Class C	353,150
Class R	20,224
Class W	3
Transfer agent fees
Class A	2,092,103
Class B	54,418
Class C	60,159
Class K	16,475
Class R	6,900
Class R4	10,607
Class R5	6,919
Class W	3
Class Z	15,291
Administration fees	722,957
Plan administration fees
Class K	82,375
Compensation of board members	31,159
Custodian fees	7,921
Printing and postage fees	138,452
Registration fees	69,904
Professional fees	27,959
Other	32,230
Total expenses	14,976,966
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1)
Expense reductions	(160)
Total net expenses	14,976,805
Net investment income	15,093,460
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	141,188,832
Net realized gain	141,188,832
Net change in unrealized appreciation (depreciation) on:
Investments	21,771,067
Net change in unrealized appreciation	21,771,067
Net realized and unrealized gain	162,959,899
Net increase in net assets resulting from operations	$178,053,359

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$15,093,460	$32,040,539
Net realized gain	141,188,832	514,452,520
Net change in unrealized appreciation (depreciation)	21,771,067	(90,979,239)
Net increase in net assets resulting from operations	178,053,359	455,513,820
Distributions to shareholders
Net investment income
Class A	(13,887,532)	(30,928,741)
Class B	(127,261)	(488,450)
Class C	(136,176)	(340,695)
Class I	(24)	(595,238)
Class K	(433,121)	(1,663,128)
Class R	(36,127)	(89,299)
Class R4	(87,891)	(266,142)
Class R5	(207,365)	(848,547)
Class W	(16)	(60)
Class Y	(157,935)	(219,344)
Class Z	(121,096)	(456,152)
Total distributions to shareholders	(15,194,544)	(35,895,796)
Decrease in net assets from capital stock activity	(136,684,787)	(704,268,677)
Total increase (decrease) in net assets	26,174,028	(284,650,653)
Net assets at beginning of period	2,749,430,573	3,034,081,226
Net assets at end of period	$2,775,604,601	$2,749,430,573
Undistributed net investment income	$4,973,786	$5,074,870

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,600,060	67,358,125	13,711,296	178,654,020
Distributions reinvested	920,227	13,601,414	2,385,650	30,320,307
Redemptions	(13,227,049)	(193,341,033)	(45,679,682)	(595,367,938)
Net decrease	(7,706,762)	(112,381,494)	(29,582,736)	(386,393,611)
Class B shares
Subscriptions	17,998	263,668	83,246	1,085,638
Distributions reinvested	8,552	126,621	38,677	485,364
Redemptions(a)	(1,117,042)	(16,263,077)	(4,051,570)	(53,086,018)
Net decrease	(1,090,492)	(15,872,788)	(3,929,647)	(51,515,016)
Class C shares
Subscriptions	225,434	3,291,636	611,348	8,039,141
Distributions reinvested	9,066	133,651	26,481	334,472
Redemptions	(313,769)	(4,574,317)	(728,291)	(9,579,858)
Net decrease	(79,269)	(1,149,030)	(90,462)	(1,206,245)
Class I shares
Subscriptions	—	—	24,487	314,999
Distributions reinvested	—	—	47,844	595,058
Redemptions	—	—	(3,763,170)	(51,346,011)
Net increase (decrease)	—	—	(3,690,839)	(50,435,954)
Class K shares
Subscriptions	286,886	4,177,271	1,117,455	14,392,795
Distributions reinvested	29,294	433,121	115,141	1,439,442
Redemptions	(1,028,412)	(15,041,024)	(9,866,174)	(128,436,026)
Net decrease	(712,232)	(10,430,632)	(8,633,578)	(112,603,789)
Class R shares
Subscriptions	40,284	584,640	122,628	1,591,736
Distributions reinvested	2,147	31,626	7,035	88,722
Redemptions	(92,699)	(1,325,003)	(371,221)	(4,826,391)
Net decrease	(50,268)	(708,737)	(241,558)	(3,145,933)
Class R4 shares
Subscriptions	83,848	1,224,804	484,229	6,372,581
Distributions reinvested	5,862	86,596	21,102	266,077
Redemptions	(179,681)	(2,619,719)	(1,390,041)	(18,154,935)
Net decrease	(89,971)	(1,308,319)	(884,710)	(11,516,277)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Diversified Equity Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	236,014	3,433,177	564,068	7,314,754
Distributions reinvested	14,007	207,113	68,338	847,679
Redemptions	(186,350)	(2,723,451)	(5,547,066)	(70,546,274)
Net increase (decrease)	63,671	916,839	(4,914,660)	(62,383,841)
Class W shares
Redemptions	—	—	(170)	(2,400)
Net increase (decrease)	—	—	(170)	(2,400)
Class Y shares
Subscriptions	72,089	1,057,437	1,573,008	19,670,018
Distributions reinvested	10,601	157,914	16,480	219,291
Redemptions	(63,165)	(926,739)	(188,436)	(2,486,021)
Net increase	19,525	288,612	1,401,052	17,403,288
Class Z shares
Subscriptions	584,021	8,607,970	429,296	5,537,278
Distributions reinvested	7,544	111,483	35,330	435,359
Redemptions	(326,626)	(4,758,691)	(3,790,036)	(48,441,536)
Net increase (decrease)	264,939	3,960,762	(3,325,410)	(42,468,899)
Total net decrease	(9,380,859)	(136,684,787)	(53,892,718)	(704,268,677)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Diversified Equity Income Fund

Financial Highlights

The accompanying Notes to Financial Statements are an integral part of this statement.

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$14.25		$12.29		$9.76		$8.53		$9.03		$8.31	$9.31
Income from investment operations:
Net investment income	0.08		0.15		0.19		0.11		0.12		0.12	0.16
Net realized and unrealized gain (loss)	0.87		1.97		2.55		1.20		(0.49)		0.72	(1.02)
Total from investment operations	0.95		2.12		2.74		1.31		(0.37)		0.84	(0.86)
Less distributions to shareholders:
Net investment income	(0.08)		(0.16)		(0.21)		(0.08)		(0.13)		(0.12)	(0.14)
Total distributions to shareholders	(0.08)		(0.16)		(0.21)		(0.08)		(0.13)		(0.12)	(0.14)
Net asset value, end of period	$15.12		$14.25		$12.29		$9.76		$8.53		$9.03	$8.31
Total return	6.69%		17.45%		28.46%		15.31%		(4.32%)		10.18%	(8.91%)
Ratios to average net assets(b)
Total gross expenses	1.07	%(c)	1.09%		1.14	%(d)	1.10	%(c)	1.13%		1.12%	0.99%
Total net expenses(e)	1.07	%(c)(f)	1.08	%(f)	1.08	%(d)(f)	1.10	%(c)	1.13	%(f)	1.12%	0.99%
Net investment income	1.13	%(c)	1.16%		1.77%		1.66	%(c)	1.20%		1.36%	2.21%
Supplemental data
Net assets, end of period (in thousands)	$2,488,007		$2,454,495		$2,480,865		$2,320,419		$3,197,508		$3,516,017	$3,516,948
Portfolio turnover	24%		74%		43%		16%		36%		34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

Semiannual Report 2014
18

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$14.28		$12.32		$9.79		$8.56		$9.05		$8.33	$9.32
Income from investment operations:
Net investment income	0.03		0.05		0.11		0.06		0.04		0.05	0.10
Net realized and unrealized gain (loss)	0.88		1.98		2.55		1.21		(0.49)		0.72	(1.00)
Total from investment operations	0.91		2.03		2.66		1.27		(0.45)		0.77	(0.90)
Less distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.13)		(0.04)		(0.04)		(0.05)	(0.09)
Total distributions to shareholders	(0.03)		(0.07)		(0.13)		(0.04)		(0.04)		(0.05)	(0.09)
Net asset value, end of period	$15.16		$14.28		$12.32		$9.79		$8.56		$9.05	$8.33
Total return	6.36%		16.54%		27.38%		14.82%		(5.01%)		9.26%	(9.53%)
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.84%		1.88	%(d)	1.87	%(c)	1.88%		1.89%	1.76%
Total net expenses(e)	1.82	%(c)(f)	1.83	%(f)	1.83	%(d)(f)	1.87	%(c)	1.88	%(f)	1.89%	1.76%
Net investment income	0.37	%(c)	0.39%		1.03%		0.93	%(c)	0.43%		0.58%	1.49%
Supplemental data
Net assets, end of period (in thousands)	$57,470		$69,741		$108,589		$138,560		$142,429		$246,456	$377,652
Portfolio turnover	24%		74%		43%		16%		36%		34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$14.21		$12.26		$9.74		$8.52		$9.02		$8.30	$9.30
Income from investment operations:
Net investment income	0.03		0.05		0.11		0.06		0.04		0.05	0.10
Net realized and unrealized gain (loss)	0.87		1.97		2.54		1.20		(0.49)		0.73	(1.01)
Total from investment operations	0.90		2.02		2.65		1.26		(0.45)		0.78	(0.91)
Less distributions to shareholders:
Net investment income	(0.03)		(0.07)		(0.13)		(0.04)		(0.05)		(0.06)	(0.09)
Total distributions to shareholders	(0.03)		(0.07)		(0.13)		(0.04)		(0.05)		(0.06)	(0.09)
Net asset value, end of period	$15.08		$14.21		$12.26		$9.74		$8.52		$9.02	$8.30
Total return	6.32%		16.54%		27.46%		14.80%		(5.07%)		9.37%	(9.61%)
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.84%		1.89	%(d)	1.85	%(c)	1.88%		1.88%	1.75%
Total net expenses(e)	1.82	%(c)(f)	1.83	%(f)	1.83	%(d)(f)	1.85	%(c)	1.88	%(f)	1.88%	1.75%
Net investment income	0.38	%(c)	0.41%		1.02%		0.95	%(c)	0.44%		0.60%	1.46%
Supplemental data
Net assets, end of period (in thousands)	$72,686		$69,633		$61,178		$55,775		$54,238		$66,505	$72,372
Portfolio turnover	24%		74%		43%		16%		36%		34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended September 30,
Class I	(Unaudited)		2014	2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.23		$12.28	$9.76		$8.52		$9.02	$8.30	$9.30
Income from investment operations:
Net investment income	0.12		0.19	0.24		0.14		0.16	0.16	0.19
Net realized and unrealized gain (loss)	0.86		1.98	2.54		1.20		(0.49)	0.72	(1.01)
Total from investment operations	0.98		2.17	2.78		1.34		(0.33)	0.88	(0.82)
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.26)		(0.10)		(0.17)	(0.16)	(0.18)
Total distributions to shareholders	(0.11)		(0.22)	(0.26)		(0.10)		(0.17)	(0.16)	(0.18)
Net asset value, end of period	$15.10		$14.23	$12.28		$9.76		$8.52	$9.02	$8.30
Total return	6.94%		17.90%	28.92%		15.76%		(3.88%)	10.69%	(8.47%)
Ratios to average net assets(b)
Total gross expenses	0.61	%(c)	0.63%	0.66	%(d)	0.63	%(c)	0.67%	0.67%	0.50%
Total net expenses(e)	0.61	%(c)	0.63%	0.66	%(d)	0.63	%(c)	0.67%	0.67%	0.50%
Net investment income	1.58	%(c)	1.46%	2.19%		2.13	%(c)	1.63%	1.82%	2.69%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$45,330		$39,849		$79,024	$213,083	$212,064
Portfolio turnover	24%		74%	43%		16%		36%	34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended September 30,
Class K	(Unaudited)		2014	2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.26		$12.30	$9.77		$8.53		$9.04	$8.32	$9.31
Income from investment operations:
Net investment income	0.09		0.16	0.20		0.12		0.14	0.13	0.17
Net realized and unrealized gain (loss)	0.87		1.98	2.56		1.20		(0.50)	0.73	(1.00)
Total from investment operations	0.96		2.14	2.76		1.32		(0.36)	0.86	(0.83)
Less distributions to shareholders:
Net investment income	(0.09)		(0.18)	(0.23)		(0.08)		(0.15)	(0.14)	(0.16)
Total distributions to shareholders	(0.09)		(0.18)	(0.23)		(0.08)		(0.15)	(0.14)	(0.16)
Net asset value, end of period	$15.13		$14.26	$12.30		$9.77		$8.53	$9.04	$8.32
Total return	6.76%		17.60%	28.61%		15.51%		(4.23%)	10.34%	(8.57%)
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.94%	0.94	%(d)	0.93	%(c)	0.97%	0.97%	0.80%
Total net expenses(e)	0.95	%(c)	0.94%	0.94	%(d)	0.93	%(c)	0.97%	0.97%	0.75%
Net investment income	1.24	%(c)	1.24%	1.88%		1.87	%(c)	1.36%	1.52%	2.42%
Supplemental data
Net assets, end of period (in thousands)	$65,798		$72,165	$168,438		$202,741		$189,510	$217,779	$197,977
Portfolio turnover	24%		74%	43%		16%		36%	34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$14.18		$12.23		$9.72		$8.50		$8.99		$8.28	$9.28
Income from investment operations:
Net investment income	0.06		0.12		0.17		0.09		0.09		0.09	0.13
Net realized and unrealized gain (loss)	0.86		1.96		2.53		1.20		(0.48)		0.72	(1.01)
Total from investment operations	0.92		2.08		2.70		1.29		(0.39)		0.81	(0.88)
Less distributions to shareholders:
Net investment income	(0.06)		(0.13)		(0.19)		(0.07)		(0.10)		(0.10)	(0.12)
Total distributions to shareholders	(0.06)		(0.13)		(0.19)		(0.07)		(0.10)		(0.10)	(0.12)
Net asset value, end of period	$15.04		$14.18		$12.23		$9.72		$8.50		$8.99	$8.28
Total return	6.53%		17.16%		28.05%		15.14%		(4.46%)		9.76%	(9.20%)
Ratios to average net assets(b)
Total gross expenses	1.32	%(c)	1.34%		1.39	%(d)	1.35	%(c)	1.38%		1.46%	1.30%
Total net expenses(e)	1.32	%(c)(f)	1.33	%(f)	1.33	%(d)(f)	1.35	%(c)	1.38	%(f)	1.46%	1.30%
Net investment income	0.88	%(c)	0.90%		1.53%		1.46	%(c)	0.95%		1.03%	1.86%
Supplemental data
Net assets, end of period (in thousands)	$7,736		$8,004		$9,859		$10,976		$10,114		$10,506	$8,271
Portfolio turnover	24%		74%		43%		16%		36%		34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class R4	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.24		$12.28		$9.75		$8.51		$9.02	$8.30	$9.30
Income from investment operations:
Net investment income	0.10		0.18		0.20		0.11		0.11	0.11	0.15
Net realized and unrealized gain (loss)	0.87		1.97		2.54		1.20		(0.50)	0.72	(1.01)
Total from investment operations	0.97		2.15		2.74		1.31		(0.39)	0.83	(0.86)
Less distributions to shareholders:
Net investment income	(0.10)		(0.19)		(0.21)		(0.07)		(0.12)	(0.11)	(0.14)
Total distributions to shareholders	(0.10)		(0.19)		(0.21)		(0.07)		(0.12)	(0.11)	(0.14)
Net asset value, end of period	$15.11		$14.24		$12.28		$9.75		$8.51	$9.02	$8.30
Total return	6.83%		17.71%		28.46%		15.37%		(4.52%)	10.09%	(8.95%)
Ratios to average net assets(b)
Total gross expenses	0.82	%(c)	0.84%		1.02	%(d)	1.18	%(c)	1.21%	1.22%	1.05%
Total net expenses(e)	0.82	%(c)(f)	0.83	%(f)	0.99	%(d)	1.18	%(c)	1.21%	1.22%	1.05%
Net investment income	1.38	%(c)	1.37%		1.91%		1.63	%(c)	1.06%	1.26%	2.13%
Supplemental data
Net assets, end of period (in thousands)	$12,535		$13,093		$22,154		$53,739		$53,617	$103,577	$110,248
Portfolio turnover	24%		74%		43%		16%		36%	34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended September 30,
Class R5	(Unaudited)		2014	2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$14.26		$12.30	$9.77		$8.53		$9.03	$8.31	$9.31
Income from investment operations:
Net investment income	0.11		0.19	0.23		0.14		0.16	0.15	0.18
Net realized and unrealized gain (loss)	0.87		1.98	2.55		1.20		(0.49)	0.73	(1.00)
Total from investment operations	0.98		2.17	2.78		1.34		(0.33)	0.88	(0.82)
Less distributions to shareholders:
Net investment income	(0.11)		(0.21)	(0.25)		(0.10)		(0.17)	(0.16)	(0.18)
Total distributions to shareholders	(0.11)		(0.21)	(0.25)		(0.10)		(0.17)	(0.16)	(0.18)
Net asset value, end of period	$15.13		$14.26	$12.30		$9.77		$8.53	$9.03	$8.31
Total return	6.89%		17.89%	28.95%		15.65%		(3.87%)	10.62%	(8.51%)
Ratios to average net assets(b)
Total gross expenses	0.70	%(c)	0.69%	0.70	%(d)	0.68	%(c)	0.72%	0.72%	0.55%
Total net expenses(e)	0.70	%(c)	0.69%	0.70	%(d)	0.68	%(c)	0.72%	0.72%	0.55%
Net investment income	1.50	%(c)	1.48%	2.14%		2.11	%(c)	1.62%	1.77%	2.62%
Supplemental data
Net assets, end of period (in thousands)	$29,013		$26,434	$83,244		$57,805		$57,903	$60,156	$53,334
Portfolio turnover	24%		74%	43%		16%		36%	34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$14.27		$12.31		$9.78		$8.55		$9.04		$8.32	$9.32
Income from investment operations:
Net investment income	0.08		0.16		0.19		0.11		0.12		0.12	0.16
Net realized and unrealized gain (loss)	0.87		1.97		2.55		1.20		(0.48)		0.72	(1.01)
Total from investment operations	0.95		2.13		2.74		1.31		(0.36)		0.84	(0.85)
Less distributions to shareholders:
Net investment income	(0.08)		(0.17)		(0.21)		(0.08)		(0.13)		(0.12)	(0.15)
Total distributions to shareholders	(0.08)		(0.17)		(0.21)		(0.08)		(0.13)		(0.12)	(0.15)
Net asset value, end of period	$15.14		$14.27		$12.31		$9.78		$8.55		$9.04	$8.32
Total return	6.68%		17.44%		28.38%		15.32%		(4.20%)		10.18%	(8.85%)
Ratios to average net assets(b)
Total gross expenses	1.13	%(c)	1.07%		1.11	%(d)	1.08	%(c)	1.10%		1.09%	0.91%
Total net expenses(e)	1.08	%(c)(f)	1.07	%(f)	1.08	%(d)(f)	1.08	%(c)	1.10	%(f)	1.09%	0.91%
Net investment income	1.11	%(c)	1.19%		1.77%		1.73	%(c)	1.23%		1.40%	2.28%
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$4		$4		$3		$3	$3
Portfolio turnover	24%		74%		43%		16%		36%		34%	38%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$14.36		$12.38	$10.33
Income from investment operations:
Net investment income	0.11		0.22	0.14
Net realized and unrealized gain	0.88		1.98	2.04
Total from investment operations	0.99		2.20	2.18
Less distributions to shareholders:
Net investment income	(0.11)		(0.22)	(0.13)
Total distributions to shareholders	(0.11)		(0.22)	(0.13)
Net asset value, end of period	$15.24		$14.36	$12.38
Total return	6.93%		17.99%	21.23%
Ratios to average net assets(b)
Total gross expenses	0.65	%(c)	0.64%	0.64	%(c)(d)
Total net expenses(e)	0.65	%(c)	0.64%	0.64	%(c)(d)
Net investment income	1.55	%(c)	1.63%	2.24	%(c)
Supplemental data
Net assets, end of period (in thousands)	$21,656		$20,127	$3
Portfolio turnover	24%		74%	43%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Diversified Equity Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$14.24		$12.28		$9.76		$8.52		$9.03		$9.02
Income from investment operations:
Net investment income	0.10		0.18		0.22		0.13		0.17		0.01
Net realized and unrealized gain (loss)	0.87		1.98		2.54		1.20		(0.52)		—
Total from investment operations	0.97		2.16		2.76		1.33		(0.35)		0.01
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)		(0.24)		(0.09)		(0.16)		—
Total distributions to shareholders	(0.10)		(0.20)		(0.24)		(0.09)		(0.16)		—
Net asset value, end of period	$15.11		$14.24		$12.28		$9.76		$8.52		$9.03
Total return	6.83%		17.76%		28.69%		15.62%		(4.06%)		0.11%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)	0.84%		0.89	%(e)	0.82	%(d)	0.87%		1.02	%(d)
Total net expenses(f)	0.82	%(d)(g)	0.83	%(g)	0.83	%(e)(g)	0.82	%(d)	0.87	%(g)	1.02	%(d)
Net investment income	1.39	%(d)	1.37%		2.03%		2.00	%(d)	1.77%		9.89	%(d)
Supplemental data
Net assets, end of period (in thousands)	$20,697		$15,733		$54,418		$69,694		$58,213		$3
Portfolio turnover	24%		74%		43%		16%		36%		34%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Diversified Equity Income Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Diversified Equity Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are

Semiannual Report 2014
29

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Semiannual Report 2014
30

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.57% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.05% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $2,515.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2014
31

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class K	0.05
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.23
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $160.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $8,137,000 and $633,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $553,959 for Class A, $4,718 for Class B and $2,333 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses

Semiannual Report 2014
32

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.13%	1.08%
Class B	1.88	1.83
Class C	1.88	1.83
Class I	0.75	0.68
Class K	1.05	0.98
Class R	1.38	1.33
Class R4	0.88	0.83
Class R5	0.80	0.73
Class W	1.13	1.08
Class Y	0.75	0.68
Class Z	0.88	0.83

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $2,205,621,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$595,004,000
Unrealized depreciation	(30,174,000)
Net unrealized appreciation	$564,830,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $638,829,930 and $812,998,429, respectively, for the six months ended November 30, 2014.The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 86.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as

Semiannual Report 2014
33

Columbia Diversified Equity Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Semiannual Report 2014
34

Columbia Diversified Equity Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Diversified Equity Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR138_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Dividend Opportunity Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Dividend Opportunity Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	30
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Dividend Opportunity Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Dividend Opportunity Fund (the Fund) Class A shares returned 5.50% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund underperformed both of its benchmarks, the MSCI USA High Dividend Yield Index (Net), which returned 8.26% and the Russell 1000 Value Index, which returned 6.86% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	08/01/88
Excluding sales charges		5.50	13.77	15.25	8.85
Including sales charges		-0.56	7.26	13.91	8.20
Class B	03/20/95
Excluding sales charges		5.06	12.94	14.37	8.01
Including sales charges		0.06	7.94	14.14	8.01
Class C	06/26/00
Excluding sales charges		5.01	12.94	14.38	8.03
Including sales charges		4.01	11.94	14.38	8.03
Class I	03/04/04	5.59	14.19	15.72	9.28
Class K	03/20/95	5.54	13.84	15.40	9.05
Class R*	08/01/08	5.38	13.50	14.96	8.56
Class R4*	11/08/12	5.56	14.08	15.36	8.90
Class R5*	08/01/08	5.67	14.22	15.71	9.11
Class W*	12/01/06	5.40	13.76	15.24	8.82
Class Y*	11/08/12	5.63	14.24	15.44	8.93
Class Z*	09/27/10	5.52	14.01	15.48	8.95
MSCI USA High Dividend Yield Index (Net)		8.26	16.43	16.11	8.12
Russell 1000 Value Index		6.86	15.62	15.69	7.59

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The MSCI USA High Dividend Yield Index (Net) is composed of those securities in the MSCI USA Index that have higher-than-average dividend yield (e.g. 30% higher than that of the MSCI USA Index), a track record of consistent dividend payments and the capacity to sustain future dividend payments. The MSCI USA Index is a free float adjusted market capitalization index that is designed to measure large- and mid-cap U.S. equity market performance.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI USA High Dividend Yield Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Dividend Opportunity Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Altria Group, Inc.	4.5
Johnson & Johnson	4.4
Procter & Gamble Co. (The)	4.1
Microsoft Corp.	3.9
Cisco Systems, Inc.	3.8
Pfizer, Inc.	3.4
Chevron Corp.	2.6
Intel Corp.	2.2
ConocoPhillips	2.2
Lockheed Martin Corp.	2.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	90.1
Consumer Discretionary	3.1
Consumer Staples	19.9
Energy	10.4
Financials	3.2
Health Care	15.6
Industrials	5.8
Information Technology	13.3
Materials	1.5
Telecommunication Services	8.6
Utilities	8.7
Equity-Linked Notes	8.3
Money Market Funds	1.6
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Steve Schroll

Paul Stocking

Dean Ramos, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014
5

Columbia Dividend Opportunity Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,055.00	1,019.95	5.12	5.04	1.00
Class B	1,000.00	1,000.00	1,050.60	1,016.21	8.95	8.80	1.75
Class C	1,000.00	1,000.00	1,050.10	1,016.21	8.94	8.80	1.75
Class I	1,000.00	1,000.00	1,055.90	1,021.94	3.08	3.02	0.60
Class K	1,000.00	1,000.00	1,055.40	1,020.44	4.61	4.53	0.90
Class R	1,000.00	1,000.00	1,053.80	1,018.70	6.40	6.29	1.25
Class R4	1,000.00	1,000.00	1,055.60	1,021.19	3.84	3.78	0.75
Class R5	1,000.00	1,000.00	1,056.70	1,021.69	3.33	3.28	0.65
Class W	1,000.00	1,000.00	1,054.00	1,019.95	5.12	5.04	1.00
Class Y	1,000.00	1,000.00	1,056.30	1,021.94	3.08	3.02	0.60
Class Z	1,000.00	1,000.00	1,055.20	1,021.19	3.84	3.78	0.75

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
6

Columbia Dividend Opportunity Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 90.1%

Issuer	Shares	Value ($)
Consumer Discretionary 3.1%
Household Durables 1.0%
Leggett & Platt, Inc.	1,526,590	64,254,173
Media 2.1%
Comcast Corp., Class A	522,060	29,778,302
National CineMedia, Inc.	1,621,147	22,955,442
Pearson PLC	1,989,954	38,263,265
Regal Entertainment Group, Class A	1,947,366	44,964,681
Total		135,961,690
Total Consumer Discretionary		200,215,863
Consumer Staples 19.9%
Beverages 3.8%
Anheuser-Busch InBev NV	567,458	66,651,516
Coca-Cola Co. (The)	2,529,422	113,393,988
PepsiCo, Inc.	508,489	50,899,749
SABMiller PLC	281,624	15,677,915
Total		246,623,168
Food & Staples Retailing 1.3%
SYSCO Corp.	1,333,973	53,705,753
Wesfarmers Ltd.	795,969	28,053,347
Total		81,759,100
Food Products 0.8%
Kraft Foods Group, Inc.	421,971	25,389,995
Unilever PLC	700,800	29,621,212
Total		55,011,207
Household Products 5.1%
Kimberly-Clark Corp.	555,569	64,773,790
Procter & Gamble Co. (The)	2,900,909	262,329,201
Total		327,102,991
Tobacco 8.9%
Altria Group, Inc.	5,616,186	282,269,508
British American Tobacco PLC	1,093,388	64,805,192
Imperial Tobacco Group PLC	1,446,619	66,884,705
Lorillard, Inc.	1,214,546	76,686,434
Philip Morris International, Inc.	927,787	80,652,524
Total		571,298,363
Total Consumer Staples		1,281,794,829

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 10.4%
Energy Equipment & Services 0.1%
Transocean Ltd.	331,851	6,972,189
Oil, Gas & Consumable Fuels 10.3%
BP PLC, ADR	850,386	33,437,178
Chevron Corp.	1,493,050	162,548,353
ConocoPhillips	2,097,748	138,598,210
Enbridge Energy Management LLC(a)(b)	1	42
Kinder Morgan Management LLC(a)(c)(d)(e)	—	—
Newfield Exploration Co.(b)	1	27
Occidental Petroleum Corp.	1,576,292	125,740,813
Royal Dutch Shell PLC, Class A	2,211,751	73,672,636
Spectra Energy Corp.	1,165,409	44,145,693
Suncor Energy, Inc.	602,242	19,024,825
Total SA	1,186,495	66,375,878
Total		663,543,655
Total Energy		670,515,844
Financials 3.2%
Banks 2.0%
Bank of Montreal	897,194	66,114,226
JPMorgan Chase & Co.	1,046,558	62,960,929
Total		129,075,155
Capital Markets 1.2%
BlackRock, Inc.	145,126	52,111,844
New Mountain Finance Corp.	1,510,853	22,798,772
Total		74,910,616
Total Financials		203,985,771
Health Care 15.6%
Pharmaceuticals 15.6%
AbbVie, Inc.	1,884,287	130,392,660
AstraZeneca PLC, ADR	430,007	31,893,619
Bristol-Myers Squibb Co.	1,286,579	75,972,490
Eli Lilly & Co.	1,080,893	73,630,431
Johnson & Johnson	2,555,098	276,589,359
Merck & Co., Inc.	1,955,978	118,141,071
Novartis AG, ADR	427,173	41,286,270

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pfizer, Inc.	6,854,458	213,516,367
Roche Holding AG, Genusschein Shares	131,771	39,466,523
Total		1,000,888,790
Total Health Care		1,000,888,790
Industrials 5.8%
Aerospace & Defense 2.6%
BAE Systems PLC	4,426,190	33,261,846
Lockheed Martin Corp.	691,714	132,504,734
Total		165,766,580
Commercial Services & Supplies 1.0%
RR Donnelley & Sons Co.	2,433,948	40,987,684
West Corp.	797,326	24,908,464
Total		65,896,148
Industrial Conglomerates 1.9%
General Electric Co.	3,368,245	89,224,810
Siemens AG, Registered Shares	270,107	31,960,874
Total		121,185,684
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,302,431	17,673,989
Total Industrials		370,522,401
Information Technology 13.3%
Communications Equipment 3.7%
Cisco Systems, Inc.	8,661,354	239,399,825
IT Services 0.4%
Paychex, Inc.	594,446	28,182,685
Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	454,261	24,820,821
Intel Corp.	3,722,134	138,649,492
Maxim Integrated Products, Inc.	510,099	15,083,627
Microchip Technology, Inc.	1,756,576	79,309,406
Total		257,863,346
Software 3.8%
Microsoft Corp.	5,152,268	246,329,933
Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	552,730	65,736,179
Seagate Technology PLC	316,721	20,938,425
Total		86,674,604
Total Information Technology		858,450,393

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials 1.5%
Chemicals 0.9%
LyondellBasell Industries NV, Class A	717,538	56,585,047
Metals & Mining 0.6%
BHP Billiton Ltd.	1,090,330	28,272,163
Rio Tinto PLC	293,049	13,697,943
Total		41,970,106
Total Materials		98,555,153
Telecommunication Services 8.6%
Diversified Telecommunication Services 7.6%
AT&T, Inc.	2,715,687	96,081,006
BCE, Inc.	836,886	39,330,349
BCE, Inc.	1,054,445	49,474,559
CenturyLink, Inc.	2,558,216	104,298,466
Orange SA	2,155,176	37,960,130
Telstra Corp., Ltd.	8,086,112	39,127,040
Verizon Communications, Inc.	2,510,613	127,011,912
Total		493,283,462
Wireless Telecommunication Services 1.0%
Vodafone Group PLC	5,778,032	21,114,652
Vodafone Group PLC, ADR	1,141,659	41,727,637
Total		62,842,289
Total Telecommunication Services		556,125,751
Utilities 8.7%
Electric Utilities 4.9%
American Electric Power Co., Inc.	506,552	29,152,068
Duke Energy Corp.	1,611,809	130,395,348
Endesa SA	483,054	9,337,160
PPL Corp.	1,132,016	40,220,528
Southern Co. (The)	720,853	34,190,058
Terna Rete Elettrica Nazionale SpA	8,330,680	40,233,521
Xcel Energy, Inc.	803,072	27,256,264
Total		310,784,947
Multi-Utilities 3.8%
Ameren Corp.	793,655	34,214,467
CMS Energy Corp.	386,487	12,792,720
DTE Energy Co.	190,149	15,489,538
National Grid PLC	3,774,924	54,836,799

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PG&E Corp.	717,601	36,238,850
Public Service Enterprise Group, Inc.	575,882	24,060,350
SCANA Corp.	296,344	16,900,498
Sempra Energy	455,146	50,853,463
Total		245,386,685
Total Utilities		556,171,632
Total Common Stocks (Cost: $4,992,489,670)		5,797,226,427

Equity-Linked Notes 8.3%

Issuer	Coupon Rate	Shares	Value ($)
Deutsche Bank AG Senior Unsecured (linked to common stock of Merck & Co.)(f) 12/15/14	15.230%	1,953,970	117,453,137
Goldman Sachs Group, Inc. (The)(f) Senior Unsecured (linked to common stock of Apple, Inc.) 03/11/15	7.000%	1,617,090	184,852,792
(linked to common stock of Dow Chemical Co. (The)) 02/13/15	7.000%	2,065,220	100,545,318
JPMorgan Chase & Co.(f) Senior Unsecured (linked to common stock of Delta Air Lines, Inc.) 12/23/14	8.260%	596,000	26,390,880

Equity-Linked Notes (continued)

Issuer	Coupon Rate	Shares	Value ($)
(linked to common stock of KKR & Co., LLP) 01/20/15	12.300%	916,292	20,781,503
(linked to common stock of Suncor Energy, Inc.) 01/20/15	10.600%	87,235	2,772,328
(linked to common stock of United Continental Holdings, Inc.) 12/23/14	12.580%	587,500	33,258,375
UBS AG Senior Unsecured (linked to common stock of Blackstone Group LP (The))(f) 02/26/15	8.960%	1,495,530	49,860,970
Total Equity-Linked Notes (Cost: $518,892,557)			535,915,303

Money Market Funds 1.6%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(g)(h)	100,320,850	100,320,850
Total Money Market Funds (Cost: $100,320,850)		100,320,850
Total Investments (Cost: $5,611,703,077)		6,433,462,580
Other Assets & Liabilities, Net		(466,899)
Net Assets		6,432,995,681

Notes to Portfolio of Investments

(a)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $42, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	4/22/2009	11
Kinder Morgan Management LLC	11/18/2005	—

(b)  Non-income producing.

(c)  Negligible market value.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $0.

(e)  Represents fractional shares.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $535,915,303 or 8.33% of net assets.

(g)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(h)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	72,206,625	1,447,176,161	(1,419,061,936)	100,320,850	75,214	100,320,850

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	161,952,598	38,263,265	—		200,215,863
Consumer Staples	1,010,100,942	271,693,887	—		1,281,794,829
Energy	530,467,288	140,048,556	—	(a)	670,515,844
Financials	203,985,771	—	—		203,985,771
Health Care	961,422,267	39,466,523	—		1,000,888,790
Industrials	305,299,681	65,222,720	—		370,522,401
Information Technology	858,450,393	—	—		858,450,393
Materials	56,585,047	41,970,106	—		98,555,153
Telecommunication Services	457,923,929	98,201,822	—		556,125,751
Utilities	451,764,152	104,407,480	—		556,171,632
Total Equity Securities	4,997,952,068	799,274,359	—	(a)	5,797,226,427
Other
Equity-Linked Notes	—	535,915,303	—		535,915,303
Total Other	—	535,915,303	—		535,915,303
Mutual Funds
Money Market Funds	100,320,850	—	—		100,320,850
Total Mutual Funds	100,320,850	—	—		100,320,850
Total	5,098,272,918	1,335,189,662	—	(a)	6,433,462,580

(a) Negligible market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Dividend Opportunity Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial Assets were transferred from Level 2 to Level 3 due to the utilization of unobservable market inputs. As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
—	2	2	—

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $5,511,382,227)	$6,333,141,730
Affiliated issuers (identified cost $100,320,850)	100,320,850
Total investments (identified cost $5,611,703,077)	6,433,462,580
Cash	8,589
Receivable for:
Capital shares sold	4,373,480
Dividends	23,530,620
Reclaims	1,285,131
Prepaid expenses	18,317
Other assets	14,359
Total assets	6,462,693,076
Liabilities
Payable for:
Investments purchased	25,429,633
Capital shares purchased	2,752,315
Investment management fees	189,340
Distribution and/or service fees	85,182
Transfer agent fees	861,231
Administration fees	16,203
Plan administration fees	875
Compensation of board members	150,704
Other expenses	211,912
Total liabilities	29,697,395
Net assets applicable to outstanding capital stock	$6,432,995,681
Represented by
Paid-in capital	$5,019,367,271
Undistributed net investment income	35,454,803
Accumulated net realized gain	556,509,196
Unrealized appreciation (depreciation) on:
Investments	821,759,503
Foreign currency translations	(95,092)
Total — representing net assets applicable to outstanding capital stock	$6,432,995,681

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Dividend Opportunity Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$4,064,686,301
Shares outstanding	366,009,336
Net asset value per share	$11.11
Maximum offering price per share(a)	$11.79
Class B
Net assets	$33,419,249
Shares outstanding	3,035,331
Net asset value per share	$11.01
Class C
Net assets	$482,175,972
Shares outstanding	44,149,377
Net asset value per share	$10.92
Class I
Net assets	$216,829,509
Shares outstanding	19,441,415
Net asset value per share	$11.15
Class K
Net assets	$4,439,793
Shares outstanding	398,244
Net asset value per share	$11.15
Class R
Net assets	$34,348,439
Shares outstanding	3,095,606
Net asset value per share	$11.10
Class R4
Net assets	$106,271,365
Shares outstanding	9,448,015
Net asset value per share	$11.25
Class R5
Net assets	$297,847,318
Shares outstanding	26,692,015
Net asset value per share	$11.16
Class W
Net assets	$122,122
Shares outstanding	10,983
Net asset value per share	$11.12
Class Y
Net assets	$65,201,997
Shares outstanding	5,787,441
Net asset value per share	$11.27
Class Z
Net assets	$1,127,653,616
Shares outstanding	101,211,618
Net asset value per share	$11.14

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Dividend Opportunity Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$114,813,726
Dividends — affiliated issuers	75,214
Interest	12,581,351
Foreign taxes withheld	(3,267,731)
Total income	124,202,560
Expenses:
Investment management fees	16,786,056
Distribution and/or service fees
Class A	4,976,578
Class B	179,864
Class C	2,294,139
Class R	82,358
Class W	219
Transfer agent fees
Class A	2,966,296
Class B	26,790
Class C	342,008
Class K	1,008
Class R	24,553
Class R4	68,631
Class R5	78,671
Class W	130
Class Z	793,870
Administration fees	1,438,235
Plan administration fees
Class K	5,346
Compensation of board members	49,531
Custodian fees	43,857
Printing and postage fees	201,214
Registration fees	138,580
Professional fees	43,120
Other	68,879
Total expenses	30,609,933
Expense reductions	(60)
Total net expenses	30,609,873
Net investment income	93,592,687
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	243,395,596
Foreign currency translations	(468,247)
Net realized gain	242,927,349
Net change in unrealized appreciation (depreciation) on:
Investments	(1,523,614)
Foreign currency translations	(69,725)
Net change in unrealized depreciation	(1,593,339)
Net realized and unrealized gain	241,334,010
Net increase in net assets resulting from operations	$334,926,697

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$93,592,687	$166,878,841
Net realized gain	242,927,349	625,137,592
Net change in unrealized appreciation (depreciation)	(1,593,339)	173,417,780
Net increase in net assets resulting from operations	334,926,697	965,434,213
Distributions to shareholders
Net investment income
Class A	(52,955,701)	(107,397,242)
Class B	(350,690)	(938,047)
Class C	(4,421,026)	(7,666,903)
Class I	(3,157,903)	(8,002,514)
Class K	(59,137)	(113,493)
Class R	(390,230)	(570,891)
Class R4	(1,273,517)	(1,244,131)
Class R5	(5,017,922)	(7,623,121)
Class W	(2,512)	(775,702)
Class Y	(654,166)	(839,687)
Class Z	(15,289,951)	(31,328,614)
Net realized gains
Class A	—	(192,539,299)
Class B	—	(2,141,190)
Class C	—	(19,198,060)
Class I	—	(9,044,764)
Class K	—	(182,448)
Class R	—	(1,162,986)
Class R4	—	(2,549,539)
Class R5	—	(12,996,935)
Class W	—	(15,949)
Class Y	—	(1,539,750)
Class Z	—	(50,252,924)
Total distributions to shareholders	(83,572,755)	(458,124,189)
Decrease in net assets from capital stock activity	(6,880,082)	(129,672,681)
Total increase in net assets	244,473,860	377,637,343
Net assets at beginning of period	6,188,521,821	5,810,884,478
Net assets at end of period	$6,432,995,681	$6,188,521,821
Undistributed net investment income	$35,454,803	$25,434,871

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	27,408,585	295,491,240	107,456,138	1,085,316,778
Distributions reinvested	4,764,811	51,596,676	29,880,253	293,889,247
Redemptions	(41,965,499)	(452,074,372)	(138,331,998)	(1,395,305,489)
Net decrease	(9,792,103)	(104,986,456)	(995,607)	(16,099,464)
Class B shares
Subscriptions	55,208	590,111	344,191	3,444,072
Distributions reinvested	32,085	344,797	311,201	3,036,016
Redemptions(a)	(757,497)	(8,069,810)	(2,425,936)	(24,439,679)
Net decrease	(670,204)	(7,134,902)	(1,770,544)	(17,959,591)
Class C shares
Subscriptions	4,376,327	46,352,512	13,020,039	129,675,626
Distributions reinvested	369,234	3,935,736	2,461,417	23,867,144
Redemptions	(3,020,706)	(32,022,991)	(5,411,061)	(54,029,241)
Net increase	1,724,855	18,265,257	10,070,395	99,513,529
Class I shares
Subscriptions	362,464	3,946,442	1,118,817	11,128,666
Distributions reinvested	290,656	3,157,859	1,729,333	17,046,034
Redemptions	(413,466)	(4,480,021)	(15,227,765)	(160,404,863)
Net increase (decrease)	239,654	2,624,280	(12,379,615)	(132,230,163)
Class K shares
Subscriptions	29,619	321,044	61,695	626,655
Distributions reinvested	5,441	59,136	29,973	295,941
Redemptions	(43,008)	(465,447)	(87,886)	(897,169)
Net increase (decrease)	(7,948)	(85,267)	3,782	25,427
Class R shares
Subscriptions	737,490	7,938,084	1,541,177	15,630,728
Distributions reinvested	30,881	334,309	146,515	1,442,462
Redemptions	(630,638)	(6,797,721)	(498,106)	(5,056,135)
Net increase	137,733	1,474,672	1,189,586	12,017,055
Class R4 shares
Subscriptions	2,805,946	30,354,498	7,032,011	72,134,128
Distributions reinvested	116,068	1,273,197	379,751	3,791,944
Redemptions	(830,492)	(9,085,030)	(1,283,886)	(13,178,138)
Net increase	2,091,522	22,542,665	6,127,876	62,747,934

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Dividend Opportunity Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	5,451,884	58,719,015	16,917,879	172,147,740
Distributions reinvested	400,887	4,359,776	1,829,882	18,088,125
Redemptions	(8,098,705)	(89,334,661)	(9,201,091)	(93,469,406)
Net increase (decrease)	(2,245,934)	(26,255,870)	9,546,670	96,766,459
Class W shares
Subscriptions	1	7	635,993	6,380,217
Distributions reinvested	228	2,476	81,373	791,208
Redemptions	(8,092)	(87,491)	(13,731,919)	(140,521,852)
Net decrease	(7,863)	(85,008)	(13,014,553)	(133,350,427)
Class Y shares
Subscriptions	2,487,875	27,684,056	3,496,329	35,642,821
Distributions reinvested	59,575	654,166	230,135	2,303,105
Redemptions	(301,620)	(3,289,190)	(592,724)	(6,103,477)
Net increase	2,245,830	25,049,032	3,133,740	31,842,449
Class Z shares
Subscriptions	16,883,796	182,974,371	24,022,144	243,699,050
Distributions reinvested	1,171,953	12,728,847	6,967,801	68,717,653
Redemptions	(12,352,778)	(133,991,703)	(43,883,978)	(445,362,592)
Net increase (decrease)	5,702,971	61,711,515	(12,894,033)	(132,945,889)
Total net decrease	(581,487)	(6,880,082)	(10,982,303)	(129,672,681)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Dividend Opportunity Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.67		$9.83		$8.14		$8.31		$6.31	$5.58	$7.72
Income from investment operations:
Net investment income	0.16		0.28		0.30		0.26		0.31	0.23	0.25
Net realized and unrealized gain (loss)	0.42		1.34		1.69		(0.22)		1.98	0.76	(2.10)
Total from investment operations	0.58		1.62		1.99		0.04		2.29	0.99	(1.85)
Less distributions to shareholders:
Net investment income	(0.14)		(0.28)		(0.30)		(0.21)		(0.29)	(0.26)	(0.29)
Net realized gains	—		(0.50)		—		—		—	—	—
Total distributions to shareholders	(0.14)		(0.78)		(0.30)		(0.21)		(0.29)	(0.26)	(0.29)
Net asset value, end of period	$11.11		$10.67		$9.83		$8.14		$8.31	$6.31	$5.58
Total return	5.50%		17.30%		25.05%		0.58%		36.74%	17.60%	(23.98%)
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.01%		1.05%		1.08	%(c)	1.16%	1.20%	1.13%
Total net expenses(d)	1.00	%(c)(e)	1.01	%(e)	1.05	%(e)	1.08	%(c)(e)	1.16%	1.16%	1.03%
Net investment income	2.97	%(c)	2.75%		3.32%		3.49	%(c)	4.01%	3.51%	4.23%
Supplemental data
Net assets, end of period (in thousands)	$4,064,686		$4,011,117		$3,705,617		$2,660,013		$1,630,280	$883,208	$793,421
Portfolio turnover	39%		73%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.58		$9.76		$8.08		$8.26		$6.27	$5.54	$7.67
Income from investment operations:
Net investment income	0.12		0.20		0.23		0.20		0.27	0.18	0.21
Net realized and unrealized gain (loss)	0.41		1.32		1.69		(0.22)		1.95	0.76	(2.10)
Total from investment operations	0.53		1.52		1.92		(0.02)		2.22	0.94	(1.89)
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)		(0.24)		(0.16)		(0.23)	(0.21)	(0.24)
Net realized gains	—		(0.50)		—		—		—	—	—
Total distributions to shareholders	(0.10)		(0.70)		(0.24)		(0.16)		(0.23)	(0.21)	(0.24)
Net asset value, end of period	$11.01		$10.58		$9.76		$8.08		$8.26	$6.27	$5.54
Total return	5.06%		16.33%		24.21%		(0.14%)		35.72%	16.79%	(24.60%)
Ratios to average net assets(b)
Total gross expenses	1.75	%(c)	1.76%		1.80%		1.83	%(c)	1.92%	1.96%	1.89%
Total net expenses(d)	1.75	%(c)(e)	1.76	%(e)	1.80	%(e)	1.83	%(c)(e)	1.91%	1.92%	1.79%
Net investment income	2.20	%(c)	1.98%		2.58%		2.68	%(c)	3.50%	2.73%	3.45%
Supplemental data
Net assets, end of period (in thousands)	$33,419		$39,217		$53,428		$56,776		$65,777	$68,145	$91,922
Portfolio turnover	39%		73%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.50		$9.68		$8.02		$8.22		$6.25	$5.53	$7.65
Income from investment operations:
Net investment income	0.12		0.20		0.23		0.20		0.25	0.18	0.20
Net realized and unrealized gain (loss)	0.40		1.32		1.68		(0.23)		1.96	0.76	(2.07)
Total from investment operations	0.52		1.52		1.91		(0.03)		2.21	0.94	(1.87)
Less distributions to shareholders:
Net investment income	(0.10)		(0.20)		(0.25)		(0.17)		(0.24)	(0.22)	(0.25)
Net realized gains	—		(0.50)		—		—		—	—	—
Total distributions to shareholders	(0.10)		(0.70)		(0.25)		(0.17)		(0.24)	(0.22)	(0.25)
Net asset value, end of period	$10.92		$10.50		$9.68		$8.02		$8.22	$6.25	$5.53
Total return	5.01%		16.46%		24.25%		(0.25%)		35.71%	16.77%	(24.51%)
Ratios to average net assets(b)
Total gross expenses	1.75	%(c)	1.76%		1.80%		1.84	%(c)	1.91%	1.95%	1.88%
Total net expenses(d)	1.75	%(c)(e)	1.76	%(e)	1.80	%(e)	1.84	%(c)(e)	1.90%	1.91%	1.78%
Net investment income	2.23	%(c)	2.06%		2.56%		2.76	%(c)	3.26%	2.77%	3.46%
Supplemental data
Net assets, end of period (in thousands)	$482,176		$445,402		$313,275		$143,150		$52,281	$21,354	$14,770
Portfolio turnover	39%		73%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended June 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.72		$9.87	$8.17	$8.34		$6.32	$5.59	$7.73
Income from investment operations:
Net investment income	0.18		0.31	0.34	0.29		0.35	0.26	0.27
Net realized and unrealized gain (loss)	0.41		1.36	1.70	(0.23)		1.99	0.76	(2.10)
Total from investment operations	0.59		1.67	2.04	0.06		2.34	1.02	(1.83)
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Net realized gains	—		(0.50)	—	—		—	—	—
Total distributions to shareholders	(0.16)		(0.82)	(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Net asset value, end of period	$11.15		$10.72	$9.87	$8.17		$8.34	$6.32	$5.59
Total return	5.59%		17.83%	25.59%	0.90%		37.51%	18.06%	(23.66%)
Ratios to average net assets(b)
Total gross expenses	0.60	%(c)	0.60%	0.62%	0.66	%(c)	0.75%	0.75%	0.66%
Total net expenses(d)	0.60	%(c)	0.60%	0.62%	0.66	%(c)	0.75%	0.72%	0.66%
Net investment income	3.37	%(c)	3.08%	3.76%	3.90	%(c)	4.58%	3.94%	4.60%
Supplemental data
Net assets, end of period (in thousands)	$216,830		$205,817	$311,786	$306,301		$232,481	$165,701	$158,905
Portfolio turnover	39%		73%	62%	28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended June 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.71		$9.87	$8.17	$8.34		$6.33	$5.59	$7.74
Income from investment operations:
Net investment income	0.17		0.29	0.31	0.27		0.32	0.24	0.27
Net realized and unrealized gain (loss)	0.42		1.34	1.71	(0.23)		1.99	0.77	(2.11)
Total from investment operations	0.59		1.63	2.02	0.04		2.31	1.01	(1.84)
Less distributions to shareholders:
Net investment income	(0.15)		(0.29)	(0.32)	(0.21)		(0.30)	(0.27)	(0.31)
Net realized gains	—		(0.50)	—	—		—	—	—
Total distributions to shareholders	(0.15)		(0.79)	(0.32)	(0.21)		(0.30)	(0.27)	(0.31)
Net asset value, end of period	$11.15		$10.71	$9.87	$8.17		$8.34	$6.33	$5.59
Total return	5.54%		17.37%	25.25%	0.68%		36.95%	17.90%	(23.86%)
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.91%	0.90%	0.94	%(c)	1.01%	1.06%	0.96%
Total net expenses(d)	0.90	%(c)	0.91%	0.90%	0.94	%(c)	1.01%	1.02%	0.75%
Net investment income	3.08	%(c)	2.88%	3.47%	3.60	%(c)	4.05%	3.65%	4.50%
Supplemental data
Net assets, end of period (in thousands)	$4,440		$4,352	$3,972	$3,656		$3,795	$1,456	$490
Portfolio turnover	39%		73%	62%	28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$10.66		$9.83		$8.14		$8.33		$6.32	$5.59	$7.67
Income from investment operations:
Net investment income	0.15		0.26		0.28		0.25		0.29	0.25	0.23
Net realized and unrealized gain (loss)	0.42		1.32		1.70		(0.24)		1.99	0.72	(2.03)
Total from investment operations	0.57		1.58		1.98		0.01		2.28	0.97	(1.80)
Less distributions to shareholders:
Net investment income	(0.13)		(0.25)		(0.29)		(0.20)		(0.27)	(0.24)	(0.28)
Net realized gains	—		(0.50)		—		—		—	—	—
Total distributions to shareholders	(0.13)		(0.75)		(0.29)		(0.20)		(0.27)	(0.24)	(0.28)
Net asset value, end of period	$11.10		$10.66		$9.83		$8.14		$8.33	$6.32	$5.59
Total return	5.38%		16.89%		24.84%		0.31%		36.53%	17.19%	(23.53%)
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.26%		1.30%		1.32	%(d)	1.42%	1.58%	1.46	%(d)
Total net expenses(e)	1.25	%(d)(f)	1.26	%(f)	1.30	%(f)	1.32	%(d)(f)	1.42%	1.51%	1.33	%(d)
Net investment income	2.72	%(d)	2.61%		3.05%		3.36	%(d)	3.79%	3.76%	4.23	%(d)
Supplemental data
Net assets, end of period (in thousands)	$34,348		$31,544		$17,375		$5,365		$464	$196	$4
Portfolio turnover	39%		73%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Based on operations from August 1, 2008 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$10.81		$9.95		$8.62
Income from investment operations:
Net investment income	0.18		0.33		0.20
Net realized and unrealized gain	0.42		1.33		1.31
Total from investment operations	0.60		1.66		1.51
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.18)
Net realized gains	—		(0.50)		—
Total distributions to shareholders	(0.16)		(0.80)		(0.18)
Net asset value, end of period	$11.25		$10.81		$9.95
Total return	5.56%		17.57%		17.71%
Ratios to average net assets(b)
Total gross expenses	0.75	%(c)	0.77%		0.83	%(c)
Total net expenses(d)	0.75	%(c)(e)	0.77	%(e)	0.83	%(c)
Net investment income	3.26	%(c)	3.23%		3.64	%(c)
Supplemental data
Net assets, end of period (in thousands)	$106,271		$79,510		$12,222
Portfolio turnover	39%		73%		62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended June 30,
Class R5	(Unaudited)		2014	2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$10.72		$9.88	$8.17	$8.34		$6.33	$5.59	$7.67
Income from investment operations:
Net investment income	0.18		0.32	0.33	0.29		0.32	0.28	0.26
Net realized and unrealized gain (loss)	0.42		1.34	1.72	(0.23)		2.01	0.75	(2.03)
Total from investment operations	0.60		1.66	2.05	0.06		2.33	1.03	(1.77)
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Net realized gains	—		(0.50)	—	—		—	—	—
Total distributions to shareholders	(0.16)		(0.82)	(0.34)	(0.23)		(0.32)	(0.29)	(0.31)
Net asset value, end of period	$11.16		$10.72	$9.88	$8.17		$8.34	$6.33	$5.59
Total return	5.67%		17.65%	25.68%	0.89%		37.27%	18.20%	(23.10%)
Ratios to average net assets(c)
Total gross expenses	0.65	%(d)	0.65%	0.66%	0.67	%(d)	0.75%	0.82%	0.72	%(d)
Total net expenses(e)	0.65	%(d)	0.65%	0.66%	0.67	%(d)	0.75%	0.78%	0.72	%(d)
Net investment income	3.31	%(d)	3.19%	3.52%	3.88	%(d)	3.95%	4.05%	4.85	%(d)
Supplemental data
Net assets, end of period (in thousands)	$297,847		$310,352	$191,577	$30,819		$21,589	$968	$4
Portfolio turnover	39%		73%	62%	28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Based on operations from August 1, 2008 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.69		$9.85		$8.15		$8.33		$6.32	$5.59	$7.73
Income from investment operations:
Net investment income	0.16		0.24		0.30		0.25		0.27	0.23	0.25
Net realized and unrealized gain (loss)	0.41		1.38		1.71		(0.23)		2.04	0.76	(2.10)
Total from investment operations	0.57		1.62		2.01		0.02		2.31	0.99	(1.85)
Less distributions to shareholders:
Net investment income	(0.14)		(0.28)		(0.31)		(0.20)		(0.30)	(0.26)	(0.29)
Net realized gains	—		(0.50)		—		—		—	—	—
Total distributions to shareholders	(0.14)		(0.78)		(0.31)		(0.20)		(0.30)	(0.26)	(0.29)
Net asset value, end of period	$11.12		$10.69		$9.85		$8.15		$8.33	$6.32	$5.59
Total return	5.40%		17.28%		25.19%		0.38%		36.95%	17.55%	(24.01%)
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.01%		1.05%		1.11	%(c)	1.14%	1.18%	1.09%
Total net expenses(d)	1.00	%(c)(e)	1.01	%(e)	1.05	%(e)	1.11	%(c)(e)	1.14%	1.18%	1.09%
Net investment income	2.88	%(c)	2.32%		3.27%		3.42	%(c)	3.36%	3.49%	4.18%
Supplemental data
Net assets, end of period (in thousands)	$122		$201		$128,328		$18,330		$21,260	$4	$3
Portfolio turnover	39%		73%		62%		28%		105%	23%	21%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Y	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$10.83		$9.96	$8.63
Income from investment operations:
Net investment income	0.19		0.34	0.22
Net realized and unrealized gain	0.41		1.35	1.29
Total from investment operations	0.60		1.69	1.51
Less distributions to shareholders:
Net investment income	(0.16)		(0.32)	(0.18)
Net realized gains	—		(0.50)	—
Total distributions to shareholders	(0.16)		(0.82)	(0.18)
Net asset value, end of period	$11.27		$10.83	$9.96
Total return	5.63%		17.84%	17.73%
Ratios to average net assets(b)
Total gross expenses	0.60	%(c)	0.61%	0.71	%(c)
Total net expenses(d)	0.60	%(c)	0.61%	0.71	%(c)
Net investment income	3.44	%(c)	3.29%	4.13	%(c)
Supplemental data
Net assets, end of period (in thousands)	$65,202		$38,342	$4,064
Portfolio turnover	39%		73%	62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Dividend Opportunity Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended June 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011(b)
Per share data
Net asset value, beginning of period	$10.71		$9.86		$8.16		$8.34		$7.20
Income from investment operations:
Net investment income	0.17		0.30		0.32		0.28		0.24
Net realized and unrealized gain (loss)	0.42		1.35		1.71		(0.24)		1.14
Total from investment operations	0.59		1.65		2.03		0.04		1.38
Less distributions to shareholders:
Net investment income	(0.16)		(0.30)		(0.33)		(0.22)		(0.24)
Net realized gains	—		(0.50)		—		—		—
Total distributions to shareholders	(0.16)		(0.80)		(0.33)		(0.22)		(0.24)
Net asset value, end of period	$11.14		$10.71		$9.86		$8.16		$8.34
Total return	5.52%		17.65%		25.42%		0.65%		19.28%
Ratios to average net assets(c)
Total gross expenses	0.75	%(d)	0.76%		0.80%		0.84	%(d)	0.87	%(d)
Total net expenses(e)	0.75	%(d)(f)	0.76	%(f)	0.80	%(f)	0.84	%(d)(f)	0.87	%(d)
Net investment income	3.23	%(d)	3.00%		3.58%		3.79	%(d)	3.98	%(d)
Supplemental data
Net assets, end of period (in thousands)	$1,127,654		$1,022,666		$1,069,240		$671,036		$138,659
Portfolio turnover	39%		73%		62%		28%		105%

Notes to Financial Highlights

(a)  For the period from July 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from June 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Dividend Opportunity Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Dividend Opportunity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are

Semiannual Report 2014
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Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of

Semiannual Report 2014
31

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.66% to 0.49% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.54% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.05% of the Fund's average daily net assets.

Semiannual Report 2014
32

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $5,014.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.15%
Class B	0.15
Class C	0.15
Class K	0.05
Class R	0.15
Class R4	0.15
Class R5	0.05
Class W	0.15
Class Z	0.15

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Semiannual Report 2014
33

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,307,000 and $1,154,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,521,181 for Class A, $2,849 for Class B and $16,539 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.13%	1.16%
Class B	1.88	1.91
Class C	1.88	1.91
Class I	0.77	0.78
Class K	1.07	1.08
Class R	1.38	1.41
Class R4	0.88	0.91
Class R5	0.82	0.83
Class W	1.13	1.16
Class Y	0.77	0.78
Class Z	0.88	0.91

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $5,611,703,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$941,800,000
Unrealized depreciation	(120,040,000)
Net unrealized appreciation	$821,760,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $2,452,715,300 and $2,408,733,638, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Redemption-in-Kind

Proceeds from the sales of securities for the Fund include the value of securities delivered through an in-kind redemption of certain fund shares. During the six months ended November 30, 2014, securities and other assets with a value of $58,340,324 were distributed to shareholders to satisfy their redemption requests. The net realized gain on these securities was $7,206,191, which is not taxable to remaining shareholders in the Fund.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use

Semiannual Report 2014
34

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Shareholder Concentration

At November 30, 2014, one unaffiliated shareholder of record owned 11.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 52.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 9. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 9 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Significant Risks

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Note 12. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that

Semiannual Report 2014
35

Columbia Dividend Opportunity Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
36

Columbia Dividend Opportunity Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
37

Columbia Dividend Opportunity Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR140_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Small/Mid Cap Value Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Connect with Columbia Management

Get the market insight you need from our investment experts

Investor insight

Stay informed with economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiamanagement.com.

  Columbia Management investor
(e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiamanagement.com/newsletter.

  Investment videos

Watch and discover what our thought leaders are saying about financial markets and the economy. For an analysis of current events and trends that may affect your investments, visit our online video library at blog.columbiamanagement.com/publications.

  Social media

Columbia Management offers you multiple ways to access our market commentary and investment insights.

>  Perspectives blog at columbiamanagement.com
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

>  Twitter.com/ColumbiaMgmt
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

>  Youtube.com/columbiamanagement
View our commentaries on the economy, markets and current investment opportunities.

>  Linkedin.com/company/columbia-management
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Management investor was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Small/Mid Cap Value Fund

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	29
Important Information About This Report	35

Semiannual Report 2014

Columbia Small/Mid Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Small/Mid Cap Value Fund (the Fund) Class A shares returned 2.22% excluding sales charges for the six-month period that ended November 30, 2014.

>  The Fund outperformed its benchmark, the Russell 2500 Value Index, which returned 2.12% for the same time period.

>  The Fund underperformed its former benchmark, the Russell Midcap Value Index, which returned 6.03% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		2.22	8.16	14.64	8.73
Including sales charges		-3.66	1.93	13.29	8.08
Class B	02/14/02
Excluding sales charges		1.76	7.31	13.75	7.91
Including sales charges		-3.24	2.38	13.51	7.91
Class C	02/14/02
Excluding sales charges		1.86	7.42	13.79	7.93
Including sales charges		0.86	6.43	13.79	7.93
Class I	03/04/04	2.45	8.64	15.14	9.22
Class K	02/14/02	2.30	8.27	14.80	8.91
Class R*	12/11/06	2.15	7.91	14.33	8.43
Class R4*	12/11/06	2.32	8.45	14.68	8.70
Class R5*	12/11/06	2.48	8.58	15.11	9.08
Class W*	12/01/06	2.20	8.12	14.64	8.75
Class Y*	06/13/13	2.51	8.66	14.80	8.80
Class Z*	09/27/10	2.37	8.46	14.92	8.86
Russell 2500 Value Index		2.12	8.11	16.67	8.09
Russell Midcap Value Index		6.03	17.02	18.45	9.76

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2500 Value Index measures the performance of the small- to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies that are considered more value oriented relative to the overall market as defined by Russell's leading style methodology.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Effective July 7, 2014, the Fund compares its performance to that of the Russell 2500 Value Index. The investment manager believes that it provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's name and principal investment strategies. Information on the both benchmarks will be included for a one year transition period. Thereafter, only the Russell 2500 Value Index will be included.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
3

Columbia Small/Mid Cap Value Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Jarl Ginsberg, CFA, CAIA

Christian Stadlinger, PhD, CFA

David Hoffman

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2014)
Assured Guaranty Ltd.	1.5
Swift Transportation Co.	1.5
United Continental Holdings, Inc.	1.4
Alaska Air Group, Inc.	1.4
Catalent, Inc.	1.4
VCA, Inc.	1.4
Southwest Gas Corp.	1.4
Omnicare, Inc.	1.3
EverBank Financial Corp.	1.3
Zions Bancorporation	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	95.6
Consumer Discretionary	16.4
Consumer Staples	1.2
Energy	4.3
Financials	31.2
Health Care	8.9
Industrials	12.0
Information Technology	10.2
Materials	6.6
Utilities	4.8
Exchange-Traded Funds	0.6
Limited Partnerships	0.9
Money Market Funds	2.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2014
4

Columbia Small/Mid Cap Value Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.20	1,018.70	6.30	6.29	1.25
Class B	1,000.00	1,000.00	1,017.60	1,014.96	10.06	10.05	2.00
Class C	1,000.00	1,000.00	1,018.60	1,014.96	10.07	10.05	2.00
Class I	1,000.00	1,000.00	1,024.50	1,020.94	4.04	4.03	0.80
Class K	1,000.00	1,000.00	1,023.00	1,019.40	5.60	5.59	1.11
Class R	1,000.00	1,000.00	1,021.50	1,017.45	7.56	7.54	1.50
Class R4	1,000.00	1,000.00	1,023.20	1,019.95	5.04	5.04	1.00
Class R5	1,000.00	1,000.00	1,024.80	1,020.64	4.34	4.33	0.86
Class W	1,000.00	1,000.00	1,022.00	1,018.50	6.50	6.49	1.29
Class Y	1,000.00	1,000.00	1,025.10	1,020.89	4.09	4.08	0.81
Class Z	1,000.00	1,000.00	1,023.70	1,019.90	5.10	5.09	1.01

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014
5

Columbia Small/Mid Cap Value Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.2%

Issuer	Shares	Value ($)
Consumer Discretionary 16.3%
Auto Components 2.6%
American Axle & Manufacturing Holdings, Inc.(a)	725,000	15,471,500
Motorcar Parts of America, Inc.(a)	150,000	5,062,500
Tenneco, Inc.(a)	220,000	11,957,000
Total		32,491,000
Diversified Consumer Services 1.9%
Houghton Mifflin Harcourt Co.(a)	650,000	12,493,000
Nord Anglia Education, Inc.(a)	700,000	11,585,000
Total		24,078,000
Hotels, Restaurants & Leisure 2.9%
Dave & Buster's Entertainment, Inc.(a)	260,000	5,959,200
Del Frisco's Restaurant Group, Inc.(a)	525,000	11,665,500
Intrawest Resorts Holdings, Inc.(a)	475,000	5,092,000
Sonic Corp.	505,000	13,730,950
Total		36,447,650
Household Durables 3.8%
D.R. Horton, Inc.	500,000	12,745,000
Helen of Troy Ltd.(a)	223,000	14,419,180
KB Home	620,000	10,893,400
Standard Pacific Corp.(a)	1,375,000	10,381,250
Total		48,438,830
Multiline Retail 0.8%
JCPenney Co., Inc.(a)	1,250,000	10,012,500
Specialty Retail 4.3%
Best Buy Co., Inc.	385,000	15,172,850
Finish Line, Inc., Class A (The)	420,000	11,986,800
Neff Corp. Class A(a)(b)	548,349	8,088,148
Sonic Automotive, Inc., Class A	485,000	12,508,150
TravelCenters of America LLC(a)	725,000	6,778,750
Total		54,534,698
Total Consumer Discretionary		206,002,678
Consumer Staples 1.2%
Food Products 1.2%
TreeHouse Foods, Inc.(a)	190,000	15,380,500
Total Consumer Staples		15,380,500

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy 4.2%
Energy Equipment & Services 2.0%
Helix Energy Solutions Group, Inc.(a)	485,000	11,091,950
Nabors Industries Ltd.	525,000	6,888,000
Oil States International, Inc.(a)	155,000	7,726,750
Total		25,706,700
Oil, Gas & Consumable Fuels 2.2%
Delek U.S. Holdings, Inc.	315,000	9,418,500
Goodrich Petroleum Corp.(a)	925,000	5,596,250
Gulfport Energy Corp.(a)	115,000	5,488,950
Whiting Petroleum Corp.(a)	175,000	7,309,750
Total		27,813,450
Total Energy		53,520,150
Financials 31.1%
Banks 9.3%
Comerica, Inc.	310,000	14,449,100
East West Bancorp, Inc.	420,000	15,443,400
Huntington Bancshares, Inc.	1,500,000	15,165,000
Prosperity Bancshares, Inc.	240,000	13,483,200
SVB Financial Group(a)	145,000	15,246,750
Texas Capital Bancshares, Inc.(a)	225,000	12,404,250
Umpqua Holdings Corp.	875,000	14,866,250
Zions Bancorporation	560,000	15,713,600
Total		116,771,550
Capital Markets 2.4%
Affiliated Managers Group, Inc.(a)	58,000	11,808,220
E*TRADE Financial Corp.(a)	340,000	7,755,400
Medley Capital Corp.	950,000	10,602,000
Total		30,165,620
Insurance 6.8%
American Equity Investment Life Holding Co.	500,000	13,500,000
Amtrust Financial Services, Inc.	250,000	12,830,000
Assured Guaranty Ltd.	725,000	18,531,000
CNO Financial Group, Inc.	725,000	12,571,500
Hartford Financial Services Group, Inc. (The)	380,000	15,694,000
XL Group PLC	360,000	12,787,200
Total		85,913,700

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
6

Columbia Small/Mid Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Real Estate Investment Trusts (REITs) 9.5%
Alexandria Real Estate Equities, Inc.	120,000	10,310,400
American Assets Trust, Inc.	325,000	12,772,500
CubeSmart	675,000	14,539,500
Geo Group, Inc. (The)	340,000	13,698,600
Highwoods Properties, Inc.	320,000	13,811,200
Kilroy Realty Corp.	220,000	15,109,600
National Health Investors, Inc.	3,758	249,080
PennyMac Mortgage Investment Trust	85,359	1,849,730
QTS Realty Trust Inc., Class A	429,300	13,960,836
RLJ Lodging Trust	350,000	11,525,500
Tanger Factory Outlet Centers, Inc.	330,000	12,071,400
Total		119,898,346
Thrifts & Mortgage Finance 3.1%
EverBank Financial Corp.	835,000	15,731,400
MGIC Investment Corp.(a)	1,150,000	10,706,500
Radian Group, Inc.	750,000	12,787,500
Total		39,225,400
Total Financials		391,974,616
Health Care 8.9%
Health Care Equipment & Supplies 2.1%
Globus Medical, Inc., Class A(a)	465,000	10,713,600
Teleflex, Inc.	130,000	15,489,500
Total		26,203,100
Health Care Providers & Services 5.5%
Healthways, Inc.(a)	650,000	10,127,000
Kindred Healthcare, Inc.	755,000	15,016,950
LifePoint Hospitals, Inc.(a)	170,000	11,762,300
Omnicare, Inc.	225,000	15,822,000
VCA, Inc.(a)	350,000	16,565,500
Total		69,293,750
Pharmaceuticals 1.3%
Catalent, Inc.(a)	580,000	16,698,200
Total Health Care		112,195,050
Industrials 12.0%
Airlines 3.1%
Alaska Air Group, Inc.	295,000	17,413,850
United Continental Holdings, Inc.(a)	285,000	17,450,550

Common Stocks (continued)

Issuer	Shares	Value ($)
Virgin America, Inc.(a)	103,194	3,888,350
Total		38,752,750
Commercial Services & Supplies 2.2%
Deluxe Corp.	255,000	14,904,750
Steelcase, Inc., Class A	740,000	12,964,800
Total		27,869,550
Construction & Engineering 0.9%
Tutor Perini Corp.(a)	420,000	10,605,000
Machinery 1.7%
Trinity Industries, Inc.	292,000	9,361,520
Wabash National Corp.(a)	1,150,000	12,408,500
Total		21,770,020
Professional Services 1.6%
Towers Watson & Co.	134,000	15,136,640
TrueBlue, Inc.(a)	230,000	5,278,500
Total		20,415,140
Road & Rail 1.4%
Swift Transportation Co.(a)	610,000	17,732,700
Trading Companies & Distributors 1.1%
United Rentals, Inc.(a)	125,000	14,163,750
Total Industrials		151,308,910
Information Technology 10.1%
Communications Equipment 1.0%
F5 Networks, Inc.(a)	100,000	12,919,000
Internet Software & Services 1.1%
Endurance International Group Holdings, Inc.(a)	875,000	14,542,500
IT Services 0.7%
Unisys Corp.(a)	335,000	8,951,200
Semiconductors & Semiconductor Equipment 5.3%
Fairchild Semiconductor International, Inc.(a)	670,000	10,807,100
Integrated Device Technology, Inc.(a)	725,000	13,528,500
Kulicke & Soffa Industries, Inc.(a)	1,050,000	14,679,000
Skyworks Solutions, Inc.	230,000	15,518,100
SunEdison, Inc.(a)	550,000	11,907,500
Total		66,440,200

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia Small/Mid Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 2.0%
Autodesk, Inc.(a)	185,000	11,470,000
Mentor Graphics Corp.	600,000	13,326,000
Total		24,796,000
Total Information Technology		127,648,900
Materials 6.6%
Chemicals 1.5%
Axiall Corp.	260,000	11,252,800
Orion Engineered Carbons SA(a)	500,000	8,490,000
Total		19,742,800
Containers & Packaging 1.1%
Rock-Tenn Co., Class A	240,000	13,634,400
Metals & Mining 1.3%
Carpenter Technology Corp.	155,000	7,815,100
Constellium NV(a)	525,000	8,268,750
Total		16,083,850
Paper & Forest Products 2.7%
Boise Cascade Co.(a)	340,000	12,134,600
Clearwater Paper Corp.(a)	185,000	12,258,100
KapStone Paper and Packaging Corp.(a)	325,000	9,707,750
Total		34,100,450
Total Materials		83,561,500
Utilities 4.8%
Electric Utilities 1.0%
UIL Holdings Corp.	310,000	12,338,000
Gas Utilities 2.6%
South Jersey Industries, Inc.	275,000	15,697,000
Southwest Gas Corp.	285,000	16,498,650
Total		32,195,650

Common Stocks (continued)

Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 1.2%
NRG Energy, Inc.	490,000	15,317,400
Total Utilities		59,851,050
Total Common Stocks (Cost: $1,028,551,468)		1,201,443,354

Exchange-Traded Funds 0.6%

	Shares	Value ($)
SPDR S&P 500 ETF Trust	35,000	7,252,000
Total Exchange-Traded Funds (Cost: $7,256,900)		7,252,000

Limited Partnerships 1.0%

Issuer	Shares	Value ($)
Financials 1.0%
Capital Markets 1.0%
Lazard Ltd., Class A	225,000	11,592,000
Total Financials		11,592,000
Total Limited Partnerships (Cost: $7,585,565)		11,592,000

Money Market Funds 2.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(b)(c)	37,111,846	37,111,846
Total Money Market Funds (Cost: $37,111,846)		37,111,846
Total Investments (Cost: $1,080,505,779)		1,257,399,200
Other Assets & Liabilities, Net		4,388,877
Net Assets		1,261,788,077

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Small/Mid Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	39,035,428	267,778,801	(269,702,383)	37,111,846	19,600	37,111,846
Neff Corp. Class A*	—	8,225,235	—	8,225,235	—	8,088,148
Total	39,035,428	276,004,036	(269,702,383)	45,337,081	19,600	45,199,994

*Issuer was not an affiliate for the entire period ended November 30, 2014.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Small/Mid Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	206,002,678	—	—	206,002,678
Consumer Staples	15,380,500	—	—	15,380,500
Energy	53,520,150	—	—	53,520,150
Financials	391,974,616	—	—	391,974,616
Health Care	112,195,050	—	—	112,195,050
Industrials	151,308,910	—	—	151,308,910
Information Technology	127,648,900	—	—	127,648,900
Materials	83,561,500	—	—	83,561,500
Utilities	59,851,050	—	—	59,851,050
Exchange-Traded Funds	7,252,000	—	—	7,252,000
Total Equity Securities	1,208,695,354	—	—	1,208,695,354
Other
Limited Partnerships	11,592,000	—	—	11,592,000
Total Other	11,592,000	—	—	11,592,000
Mutual Funds
Money Market Funds	37,111,846	—	—	37,111,846
Total Mutual Funds	37,111,846	—	—	37,111,846
Total	1,257,399,200	—	—	1,257,399,200

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Small/Mid Cap Value Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,035,168,698)	$1,212,199,206
Affiliated issuers (identified cost $45,337,081)	45,199,994
Total investments (identified cost $1,080,505,779)	1,257,399,200
Cash	6,750
Receivable for:
Investments sold	11,469,572
Capital shares sold	253,122
Dividends	1,299,319
Prepaid expenses	5,873
Other assets	4,476
Total assets	1,270,438,312
Liabilities
Payable for:
Investments purchased	7,256,900
Capital shares purchased	959,644
Investment management fees	50,600
Distribution and/or service fees	15,783
Transfer agent fees	143,533
Administration fees	3,911
Plan administration fees	28,195
Compensation of board members	113,802
Other expenses	77,867
Total liabilities	8,650,235
Net assets applicable to outstanding capital stock	$1,261,788,077
Represented by
Paid-in capital	$907,441,974
Excess of distributions over net investment income	(878,770)
Accumulated net realized gain	178,331,452
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	177,030,508
Investments — affiliated issuers	(137,087)
Total — representing net assets applicable to outstanding capital stock	$1,261,788,077

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Small/Mid Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$905,777,120
Shares outstanding	81,968,872
Net asset value per share	$11.05
Maximum offering price per share(a)	$11.72
Class B
Net assets	$18,318,294
Shares outstanding	1,762,298
Net asset value per share	$10.39
Class C
Net assets	$34,733,264
Shares outstanding	3,344,364
Net asset value per share	$10.39
Class I
Net assets	$3,115
Shares outstanding	276
Net asset value per share(b)	$11.28
Class K
Net assets	$140,895,502
Shares outstanding	12,658,219
Net asset value per share	$11.13
Class R
Net assets	$10,067,970
Shares outstanding	921,511
Net asset value per share	$10.93
Class R4
Net assets	$23,695,474
Shares outstanding	2,145,840
Net asset value per share	$11.04
Class R5
Net assets	$86,969,145
Shares outstanding	7,787,968
Net asset value per share	$11.17
Class W
Net assets	$2,704
Shares outstanding	243
Net asset value per share	$11.13
Class Y
Net assets	$6,973,644
Shares outstanding	631,638
Net asset value per share	$11.04

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Small/Mid Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class Z
Net assets	$34,351,845
Shares outstanding	3,054,536
Net asset value per share	$11.25

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Small/Mid Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$8,841,377
Dividends — affiliated issuers	19,600
Total income	8,860,977
Expenses:
Investment management fees	5,018,742
Distribution and/or service fees
Class A	1,172,688
Class B	106,635
Class C	176,381
Class R	27,593
Class W	3
Transfer agent fees
Class A	924,095
Class B	21,034
Class C	34,739
Class K	36,463
Class R	10,880
Class R4	25,233
Class R5	28,427
Class W	3
Class Z	32,319
Administration fees	386,841
Plan administration fees
Class K	182,316
Compensation of board members	19,201
Custodian fees	12,121
Printing and postage fees	93,569
Registration fees	74,922
Professional fees	22,763
Other	14,210
Total expenses	8,421,178
Expense reductions	(60)
Total net expenses	8,421,118
Net investment income	439,859
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	26,307,667
Net realized gain	26,307,667
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,291,557
Investments — affiliated issuers	(137,087)
Net change in unrealized appreciation	3,154,470
Net realized and unrealized gain	29,462,137
Net increase in net assets resulting from operations	$29,901,996

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Small/Mid Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014(a)
Operations
Net investment income	$439,859	$3,022,865
Net realized gain	26,307,667	472,710,377
Net change in unrealized appreciation (depreciation)	3,154,470	(221,887,020)
Net increase in net assets resulting from operations	29,901,996	253,846,222
Distributions to shareholders
Net investment income
Class A	—	(9,760,341)
Class B	—	(188,593)
Class C	—	(219,396)
Class I	—	(1,084,703)
Class K	—	(1,861,253)
Class R	—	(107,709)
Class R4	—	(337,511)
Class R5	—	(3,167,030)
Class W	—	(57)
Class Y	—	(472,242)
Class Z	—	(497,630)
Net realized gains
Class A	—	(69,193,078)
Class B	—	(2,263,318)
Class C	—	(2,648,660)
Class I	—	(5,522,105)
Class K	—	(11,548,795)
Class R	—	(965,363)
Class R4	—	(2,074,996)
Class R5	—	(16,630,430)
Class W	—	(400)
Class Y	—	(2,524,550)
Class Z	—	(2,901,080)
Total distributions to shareholders	—	(133,969,240)
Decrease in net assets from capital stock activity	(240,145,638)	(321,503,772)
Total decrease in net assets	(210,243,642)	(201,626,790)
Net assets at beginning of period	1,472,031,719	1,673,658,509
Net assets at end of period	$1,261,788,077	$1,472,031,719
Excess of distributions over net investment income	$(878,770)	$(1,318,629)

(a) Class Y shares are based on operations from June 13, 2013 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Small/Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,644,211	17,824,409	7,719,881	81,556,402
Distributions reinvested	—	—	7,655,219	78,083,234
Redemptions	(10,023,576)	(108,651,304)	(17,509,364)	(184,628,857)
Net decrease	(8,379,365)	(90,826,895)	(2,134,264)	(24,989,221)
Class B shares
Subscriptions	11,542	117,237	51,752	516,734
Distributions reinvested	—	—	251,225	2,429,346
Redemptions(b)	(638,303)	(6,500,959)	(1,938,909)	(19,393,030)
Net decrease	(626,761)	(6,383,722)	(1,635,932)	(16,446,950)
Class C shares
Subscriptions	119,429	1,224,745	411,683	4,114,931
Distributions reinvested	—	—	286,754	2,770,043
Redemptions	(317,285)	(3,247,407)	(506,602)	(5,053,420)
Net increase (decrease)	(197,856)	(2,022,662)	191,835	1,831,554
Class I shares
Subscriptions	6,533	71,191	182,239	2,000,712
Distributions reinvested	—	—	636,996	6,605,646
Redemptions	(7,350,096)	(82,079,581)	(3,247,139)	(35,388,406)
Net decrease	(7,343,563)	(82,008,390)	(2,427,904)	(26,782,048)
Class K shares
Subscriptions	551,154	6,049,373	2,732,714	28,911,315
Distributions reinvested	—	—	1,306,894	13,408,739
Redemptions	(2,191,972)	(24,067,374)	(9,695,132)	(103,152,230)
Net decrease	(1,640,818)	(18,018,001)	(5,655,524)	(60,832,176)
Class R shares
Subscriptions	148,849	1,575,988	318,601	3,327,797
Distributions reinvested	—	—	104,018	1,051,621
Redemptions	(371,829)	(3,983,606)	(543,044)	(5,672,185)
Net decrease	(222,980)	(2,407,618)	(120,425)	(1,292,767)
Class R4 shares
Subscriptions	285,145	3,107,440	588,775	6,202,352
Distributions reinvested	—	—	237,218	2,412,507
Redemptions	(542,632)	(5,884,720)	(1,315,116)	(13,752,040)
Net decrease	(257,487)	(2,777,280)	(489,123)	(5,137,181)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Small/Mid Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class R5 shares
Subscriptions	975,532	10,692,706	4,153,207	44,352,521
Distributions reinvested	—	—	1,798,337	18,468,926
Redemptions	(4,340,820)	(47,904,566)	(17,308,395)	(182,577,597)
Net decrease	(3,365,288)	(37,211,860)	(11,356,851)	(119,756,150)
Class W shares
Redemptions	—	—	(263)	(2,901)
Net decrease	—	—	(263)	(2,901)
Class Y shares
Subscriptions	49,351	533,348	4,460,365	46,830,747
Distributions reinvested	—	—	295,227	2,996,559
Redemptions	(70,280)	(764,527)	(4,103,025)	(43,038,706)
Net increase (decrease)	(20,929)	(231,179)	652,567	6,788,600
Class Z shares
Subscriptions	688,250	7,650,732	4,012,037	42,542,748
Distributions reinvested	—	—	251,291	2,603,380
Redemptions	(538,366)	(5,908,763)	(10,865,587)	(120,030,660)
Net increase (decrease)	149,884	1,741,969	(6,602,259)	(74,884,532)
Total net decrease	(21,905,163)	(240,145,638)	(29,578,143)	(321,503,772)

(a) Class Y shares are based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Small/Mid Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$10.81		$10.08		$7.59		$6.44		$6.94		$6.15	$7.14
Income from investment operations:
Net investment income	0.00	(b)	0.01		0.07		0.03		0.02		0.04	0.07
Net realized and unrealized gain (loss)	0.24		1.62		2.46		1.12		(0.48)		0.83	(0.59)
Total from investment operations	0.24		1.63		2.53		1.15		(0.46)		0.87	(0.52)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.04)		(0.00	)(b)	(0.04)		(0.08)	(0.02)
Net realized gains	—		(0.79)		—		—		—		—	(0.45)
Total distributions to shareholders	—		(0.90)		(0.04)		(0.00	)(b)	(0.04)		(0.08)	(0.47)
Net asset value, end of period	$11.05		$10.81		$10.08		$7.59		$6.44		$6.94	$6.15
Total return	2.22%		16.73%		33.47%		17.93%		(6.69%)		14.28%	(4.97%)
Ratios to average net assets(c)
Total gross expenses	1.25	%(d)	1.26%		1.31%		1.29	%(d)	1.30%		1.20%	1.19%
Total net expenses(e)	1.25	%(d)(f)	1.25	%(f)	1.23	%(f)	1.20	%(d)	1.29	%(f)	1.20%	1.19%
Net investment income	0.02	%(d)	0.10%		0.81%		0.55	%(d)	0.22%		0.62%	1.39%
Supplemental data
Net assets, end of period (in thousands)	$905,777		$976,436		$932,556		$850,820		$882,934		$1,324,861	$1,351,336
Portfolio turnover	25%		110%		40%		28%		46%		50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$10.21		$9.60		$7.24		$6.17		$6.67		$5.90	$6.90
Income from investment operations:
Net investment income (loss)	(0.04)		(0.06)		0.01		(0.01)		(0.04)		(0.01)	0.03
Net realized and unrealized gain (loss)	0.22		1.53		2.35		1.08		(0.46)		0.81	(0.58)
Total from investment operations	0.18		1.47		2.36		1.07		(0.50)		0.80	(0.55)
Less distributions to shareholders:
Net investment income	—		(0.07)		—		—		—		(0.03)	—
Net realized gains	—		(0.79)		—		—		—		—	(0.45)
Total distributions to shareholders	—		(0.86)		—		—		—		(0.03)	(0.45)
Net asset value, end of period	$10.39		$10.21		$9.60		$7.24		$6.17		$6.67	$5.90
Total return	1.76%		15.78%		32.60%		17.34%		(7.50%)		13.65%	(5.88%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	2.01%		2.05%		2.04	%(c)	2.04%		1.97%	1.96%
Total net expenses(d)	2.00	%(c)(e)	2.00	%(e)	1.97	%(e)	1.95	%(c)	2.03	%(e)	1.97%	1.96%
Net investment income (loss)	(0.73	%)(c)	(0.65%)		0.11%		(0.19	%)(c)	(0.54%)		(0.18%)	0.62%
Supplemental data
Net assets, end of period (in thousands)	$18,318		$24,381		$38,621		$49,020		$49,737		$92,370	$104,322
Portfolio turnover	25%		110%		40%		28%		46%		50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$10.20		$9.59		$7.24		$6.17		$6.66		$5.91	$6.90
Income from investment operations:
Net investment income (loss)	(0.04)		(0.07)		0.01		(0.01)		(0.04)		(0.01)	0.03
Net realized and unrealized gain (loss)	0.23		1.54		2.34		1.08		(0.45)		0.80	(0.57)
Total from investment operations	0.19		1.47		2.35		1.07		(0.49)		0.79	(0.54)
Less distributions to shareholders:
Net investment income	—		(0.07)		—		—		—		(0.04)	—
Net realized gains	—		(0.79)		—		—		—		—	(0.45)
Total distributions to shareholders	—		(0.86)		—		—		—		(0.04)	(0.45)
Net asset value, end of period	$10.39		$10.20		$9.59		$7.24		$6.17		$6.66	$5.91
Total return	1.86%		15.79%		32.46%		17.34%		(7.36%)		13.49%	(5.74%)
Ratios to average net assets(b)
Total gross expenses	2.00	%(c)	2.01%		2.06%		2.04	%(c)	2.05%		1.96%	1.95%
Total net expenses(d)	2.00	%(c)(e)	2.00	%(e)	1.98	%(e)	1.95	%(c)	2.04	%(e)	1.96%	1.95%
Net investment income (loss)	(0.73	%)(c)	(0.66%)		0.07%		(0.20	%)(c)	(0.52%)		(0.13%)	0.62%
Supplemental data
Net assets, end of period (in thousands)	$34,733		$36,115		$32,119		$31,012		$34,731		$45,317	$41,952
Portfolio turnover	25%		110%		40%		28%		46%		50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended September 30,
Class I	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$11.01		$10.25	$7.72	$6.56		$7.07	$6.25	$7.26
Income from investment operations:
Net investment income	0.02		0.06	0.11	0.05		0.06	0.07	0.09
Net realized and unrealized gain (loss)	0.25		1.65	2.50	1.15		(0.49)	0.86	(0.60)
Total from investment operations	0.27		1.71	2.61	1.20		(0.43)	0.93	(0.51)
Less distributions to shareholders:
Net investment income	—		(0.16)	(0.08)	(0.04)		(0.08)	(0.11)	(0.05)
Net realized gains	—		(0.79)	—	—		—	—	(0.45)
Total distributions to shareholders	—		(0.95)	(0.08)	(0.04)		(0.08)	(0.11)	(0.50)
Net asset value, end of period	$11.28		$11.01	$10.25	$7.72		$6.56	$7.07	$6.25
Total return	2.45%		17.22%	33.99%	18.30%		(6.28%)	15.06%	(4.60%)
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)	0.79%	0.80%	0.79	%(c)	0.82%	0.73%	0.67%
Total net expenses(d)	0.80	%(c)	0.79%	0.78%	0.77	%(c)	0.82%	0.73%	0.67%
Net investment income	0.36	%(c)	0.55%	1.25%	0.98	%(c)	0.72%	1.05%	1.83%
Supplemental data
Net assets, end of period (in thousands)	$3		$80,862	$100,192	$84,959		$100,645	$117,621	$44,214
Portfolio turnover	25%		110%	40%	28%		46%	50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended September 30,
Class K	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.88		$10.14	$7.64	$6.48		$6.99	$6.19	$7.20
Income from investment operations:
Net investment income	0.01		0.03	0.08	0.04		0.03	0.05	0.08
Net realized and unrealized gain (loss)	0.24		1.63	2.47	1.13		(0.48)	0.85	(0.60)
Total from investment operations	0.25		1.66	2.55	1.17		(0.45)	0.90	(0.52)
Less distributions to shareholders:
Net investment income	—		(0.13)	(0.05)	(0.01)		(0.06)	(0.10)	(0.04)
Net realized gains	—		(0.79)	—	—		—	—	(0.45)
Total distributions to shareholders	—		(0.92)	(0.05)	(0.01)		(0.06)	(0.10)	(0.49)
Net asset value, end of period	$11.13		$10.88	$10.14	$7.64		$6.48	$6.99	$6.19
Total return	2.30%		16.90%	33.53%	18.15%		(6.59%)	14.61%	(4.91%)
Ratios to average net assets(b)
Total gross expenses	1.11	%(c)	1.09%	1.10%	1.09	%(c)	1.12%	1.03%	0.97%
Total net expenses(d)	1.11	%(c)	1.09%	1.08%	1.07	%(c)	1.12%	1.03%	0.97%
Net investment income	0.17	%(c)	0.28%	0.97%	0.69	%(c)	0.38%	0.80%	1.55%
Supplemental data
Net assets, end of period (in thousands)	$140,896		$155,551	$202,420	$241,253		$251,200	$389,349	$337,593
Portfolio turnover	25%		110%	40%	28%		46%	50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$10.70		$9.99		$7.52		$6.39		$6.88		$6.11	$7.12
Income from investment operations:
Net investment income (loss)	(0.01)		(0.02)		0.05		0.02		(0.00	)(b)	0.02	0.05
Net realized and unrealized gain (loss)	0.24		1.61		2.43		1.11		(0.46)		0.82	(0.58)
Total from investment operations	0.23		1.59		2.48		1.13		(0.46)		0.84	(0.53)
Less distributions to shareholders:
Net investment income	—		(0.09)		(0.01)		—		(0.03)		(0.07)	(0.03)
Net realized gains	—		(0.79)		—		—		—		—	(0.45)
Total distributions to shareholders	—		(0.88)		(0.01)		—		(0.03)		(0.07)	(0.48)
Net asset value, end of period	$10.93		$10.70		$9.99		$7.52		$6.39		$6.88	$6.11
Total return	2.15%		16.42%		33.07%		17.68%		(6.81%)		13.85%	(5.25%)
Ratios to average net assets(c)
Total gross expenses	1.50	%(d)	1.51%		1.56%		1.54	%(d)	1.55%		1.53%	1.47%
Total net expenses(e)	1.50	%(d)(f)	1.50	%(f)	1.47	%(f)	1.45	%(d)	1.54	%(f)	1.53%	1.47%
Net investment income (loss)	(0.23	%)(d)	(0.15%)		0.59%		0.31	%(d)	(0.01%)		0.31%	1.07%
Supplemental data
Net assets, end of period (in thousands)	$10,068		$12,245		$12,641		$13,594		$14,799		$16,531	$15,827
Portfolio turnover	25%		110%		40%		28%		46%		50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended September 30,
Class R4	(Unaudited)		2014		2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.79		$10.06		$7.56	$6.41		$6.92	$6.14	$7.15
Income from investment operations:
Net investment income	0.01		0.04		0.08	0.02		0.01	0.04	0.06
Net realized and unrealized gain (loss)	0.24		1.61		2.45	1.13		(0.48)	0.83	(0.59)
Total from investment operations	0.25		1.65		2.53	1.15		(0.47)	0.87	(0.53)
Less distributions to shareholders:
Net investment income	—		(0.13)		(0.03)	—		(0.04)	(0.09)	(0.03)
Net realized gains	—		(0.79)		—	—		—	—	(0.45)
Total distributions to shareholders	—		(0.92)		(0.03)	—		(0.04)	(0.09)	(0.48)
Net asset value, end of period	$11.04		$10.79		$10.06	$7.56		$6.41	$6.92	$6.14
Total return	2.32%		16.95%		33.59%	17.94%		(6.84%)	14.22%	(5.07%)
Ratios to average net assets(b)
Total gross expenses	1.00	%(c)	1.01%		1.18%	1.34	%(c)	1.37%	1.29%	1.22%
Total net expenses(d)	1.00	%(c)(e)	1.00	%(e)	1.15%	1.32	%(c)	1.37%	1.29%	1.22%
Net investment income	0.27	%(c)	0.36%		0.93%	0.44	%(c)	0.16%	0.55%	1.30%
Supplemental data
Net assets, end of period (in thousands)	$23,695		$25,924		$29,093	$46,639		$50,329	$67,911	$46,599
Portfolio turnover	25%		110%		40%	28%		46%	50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended September 30,
Class R5	(Unaudited)		2014	2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.90		$10.16	$7.65	$6.50		$7.01	$6.20	$7.21
Income from investment operations:
Net investment income	0.02		0.06	0.11	0.05		0.05	0.07	0.09
Net realized and unrealized gain (loss)	0.25		1.62	2.47	1.13		(0.48)	0.85	(0.60)
Total from investment operations	0.27		1.68	2.58	1.18		(0.43)	0.92	(0.51)
Less distributions to shareholders:
Net investment income	—		(0.15)	(0.07)	(0.03)		(0.08)	(0.11)	(0.05)
Net realized gains	—		(0.79)	—	—		—	—	(0.45)
Total distributions to shareholders	—		(0.94)	(0.07)	(0.03)		(0.08)	(0.11)	(0.50)
Net asset value, end of period	$11.17		$10.90	$10.16	$7.65		$6.50	$7.01	$6.20
Total return	2.48%		17.12%	33.98%	18.26%		(6.38%)	14.97%	(4.65%)
Ratios to average net assets(b)
Total gross expenses	0.86	%(c)	0.84%	0.85%	0.84	%(c)	0.87%	0.79%	0.72%
Total net expenses(d)	0.86	%(c)	0.84%	0.83%	0.82	%(c)	0.87%	0.79%	0.72%
Net investment income	0.41	%(c)	0.53%	1.22%	0.94	%(c)	0.67%	1.05%	1.82%
Supplemental data
Net assets, end of period (in thousands)	$86,969		$121,576	$228,714	$142,835		$119,293	$139,751	$133,143
Portfolio turnover	25%		110%	40%	28%		46%	50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class W	(Unaudited)		2014		2013		2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$10.89		$10.15		$7.65		$6.49		$7.00	$6.20	$7.19
Income from investment operations:
Net investment income	(0.00	)(b)	0.01		0.07		0.03		0.02	0.04	0.07
Net realized and unrealized gain (loss)	0.24		1.63		2.47		1.14		(0.48)	0.85	(0.59)
Total from investment operations	0.24		1.64		2.54		1.17		(0.46)	0.89	(0.52)
Less distributions to shareholders:
Net investment income	—		(0.11)		(0.04)		(0.01)		(0.05)	(0.09)	(0.02)
Net realized gains	—		(0.79)		—		—		—	—	(0.45)
Total distributions to shareholders	—		(0.90)		(0.04)		(0.01)		(0.05)	(0.09)	(0.47)
Net asset value, end of period	$11.13		$10.89		$10.15		$7.65		$6.49	$7.00	$6.20
Total return	2.20%		16.73%		33.37%		18.03%		(6.69%)	14.43%	(4.96%)
Ratios to average net assets(c)
Total gross expenses	1.29	%(d)	1.24%		1.28%		1.26	%(d)	1.28%	1.17%	1.07%
Total net expenses(e)	1.29	%(d)(f)	1.24	%(f)	1.22	%(f)	1.18	%(d)	1.28%	1.17%	1.07%
Net investment income (loss)	(0.02	%)(d)	0.14%		0.80%		0.57	%(d)	0.26%	0.67%	1.48%
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$5		$4		$3	$4	$3
Portfolio turnover	25%		110%		40%		28%		46%	50%	42%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$10.77		$10.08
Income from investment operations:
Net investment income	0.03		0.04
Net realized and unrealized gain	0.24		1.59
Total from investment operations	0.27		1.63
Less distributions to shareholders:
Net investment income	—		(0.15)
Net realized gains	—		(0.79)
Total distributions to shareholders	—		(0.94)
Net asset value, end of period	$11.04		$10.77
Total return	2.51%		16.73%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.79	%(c)
Total net expenses(d)	0.81	%(c)	0.78	%(c)
Net investment income	0.47	%(c)	0.37	%(c)
Supplemental data
Net assets, end of period (in thousands)	$6,974		$7,031
Portfolio turnover	25%		110%

Notes to Financial Highlights

(a)  Based on operations from June 13, 2013 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Small/Mid Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended September 30,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$10.99		$10.23		$7.71		$6.55		$7.07		$7.00
Income from investment operations:
Net investment income	0.02		0.04		0.09		0.04		0.06		0.00	(c)
Net realized and unrealized gain (loss)	0.24		1.65		2.50		1.15		(0.50)		0.07
Total from investment operations	0.26		1.69		2.59		1.19		(0.44)		0.07
Less distributions to shareholders:
Net investment income	—		(0.14)		(0.07)		(0.03)		(0.08)		—
Net realized gains	—		(0.79)		—		—		—		—
Total distributions to shareholders	—		(0.93)		(0.07)		(0.03)		(0.08)		—
Net asset value, end of period	$11.25		$10.99		$10.23		$7.71		$6.55		$7.07
Total return	2.37%		17.04%		33.70%		18.18%		(6.42%)		1.00%
Ratios to average net assets(d)
Total gross expenses	1.01	%(e)	1.01%		1.06%		1.04	%(e)	1.07%		1.01	%(e)
Total net expenses(f)	1.01	%(e)(g)	1.00	%(g)	0.97	%(g)	0.95	%(e)	1.06	%(g)	1.01	%(e)
Net investment income	0.27	%(e)	0.36%		1.07%		0.81	%(e)	0.80%		4.49	%(e)
Supplemental data
Net assets, end of period (in thousands)	$34,352		$31,909		$97,298		$141,202		$127,642		$3
Portfolio turnover	25%		110%		40%		28%		46%		50%

Notes to Financial Highlights

(a)  For the period from October 1, 2011 to May 31, 2012. During the period, the Fund's fiscal year end was changed from September 30 to May 31.

(b)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)  Rounds to zero.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Small/Mid Cap Value Fund (formerly known as Columbia Mid Cap Value Opportunity Fund) (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective July 7, 2014, Columbia Mid Cap Value Opportunity Fund was renamed Columbia Small/Mid Cap Value Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the

Semiannual Report 2014
29

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to

Semiannual Report 2014
30

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.76% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.72% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $1,571.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K

Semiannual Report 2014
31

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.24
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $60.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,764,000 and $336,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $131,255 for Class A, $1,926 for Class B and $498 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.28%	1.33%
Class B	2.03	2.08
Class C	2.03	2.08
Class I	0.88	0.89
Class K	1.18	1.19
Class R	1.53	1.58
Class R4	1.03	1.08
Class R5	0.93	0.94
Class W	1.28	1.33
Class Y	0.88	0.89
Class Z	1.03	1.08

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending

Semiannual Report 2014
32

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $1,080,506,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$214,195,000
Unrealized depreciation	(37,302,000)
Net unrealized appreciation	$176,893,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	1,305,027
2018	9,944,538
Total	11,249,565

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $343,235,407 and $580,874,473, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as

Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 67.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Semiannual Report 2014
33

Columbia Small/Mid Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
34

Columbia Small/Mid Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
35

Columbia Small/Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR198_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia U.S. Government Mortgage Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia U.S. Government Mortgage Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	23
Notes to Financial Statements	33
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia U.S. Government Mortgage Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia U.S. Government Mortgage Fund (the Fund) Class A shares returned 2.11% excluding sales charges for the six months ended November 30, 2014.

>  The Fund slightly outperformed its benchmark, the Barclays U.S. Mortgage-Backed Securities Index, which returned 2.08% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	02/14/02
Excluding sales charges		2.11	4.88	5.67	5.05
Including sales charges		-2.68	-0.08	4.65	4.53
Class B	02/14/02
Excluding sales charges		1.73	4.11	4.87	4.26
Including sales charges		-3.27	-0.89	4.54	4.26
Class C	02/14/02
Excluding sales charges		1.73	4.30	4.91	4.28
Including sales charges		0.73	3.30	4.91	4.28
Class I	03/04/04	2.31	5.49	6.06	5.46
Class K	02/14/02	2.15	4.97	5.71	5.35
Class R4*	11/08/12	2.24	5.35	5.77	5.10
Class R5*	11/08/12	2.10	5.24	5.77	5.10
Class W*	06/18/12	2.11	5.07	5.67	5.02
Class Y*	10/01/14	2.18	4.95	5.68	5.05
Class Z*	09/27/10	2.24	5.35	5.93	5.18
Barclays U.S. Mortgage-Backed Securities Index		2.08	5.42	3.40	4.81

Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Barclays U.S. Mortgage-Backed Securities Index is composed of all mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia U.S. Government Mortgage Fund

Portfolio Overview

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2014)
Asset-Backed Securities — Non-Agency	4.3
Commercial Mortgage-Backed Securities — Agency	5.9
Commercial Mortgage-Backed Securities — Non-Agency	4.4
Money Market Funds	0.7
Options Purchased Puts	0.5
Residential Mortgage-Backed Securities — Agency	71.9
Residential Mortgage-Backed Securities — Non-Agency	9.2
Repurchase Agreements	3.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Quality Breakdown (%) (at November 30, 2014)
AAA rating	81.5
AA rating	0.9
A rating	1.6
BBB rating	1.2
Non-investment grade	1.7
Not rated	13.1
Total	100.0

Percentages indicated are based upon total fixed income securities (excluding Money Market Funds).

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody's, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as "Not rated". Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund's subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate, and time to maturity) and the amount and type of any collateral.

Portfolio Management

Jason Callan

Tom Heuer, CFA

Semiannual Report 2014
5

Columbia U.S. Government Mortgage Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,021.10		1,020.59	4.38		4.38	0.87
Class B	1,000.00	1,000.00	1,017.30		1,016.85	8.15		8.15	1.62
Class C	1,000.00	1,000.00	1,017.30		1,016.85	8.15		8.15	1.62
Class I	1,000.00	1,000.00	1,023.10		1,022.49	2.47		2.47	0.49
Class K	1,000.00	1,000.00	1,021.50		1,020.99	3.98		3.98	0.79
Class R4	1,000.00	1,000.00	1,022.40		1,021.84	3.13		3.13	0.62
Class R5	1,000.00	1,000.00	1,021.00		1,022.24	2.72		2.72	0.54
Class W	1,000.00	1,000.00	1,021.10		1,020.59	4.38		4.38	0.87
Class Y	1,000.00	1,000.00	1,015.20	*	1,022.44	0.79	*	2.52	0.50 *
Class Z	1,000.00	1,000.00	1,022.40		1,021.84	3.13		3.13	0.62

*Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
6

Columbia U.S. Government Mortgage Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Residential Mortgage-Backed Securities —
Agency 93.6%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a) 06/01/15	7.500%	5,616	5,690
12/01/16 - 08/01/34	6.500%	892,780	1,009,896
04/01/17	7.000%	53,242	55,605
10/01/17 - 06/01/31	8.000%	172,907	199,151
01/01/20	10.500%	12,511	12,593
10/01/24 - 04/01/40	5.000%	22,239,516	24,812,361
01/01/30 - 06/01/33	5.500%	12,308,189	13,784,979
04/01/33 - 11/01/37	6.000%	4,685,895	5,335,486
07/01/39 - 07/01/40	4.500%	18,710,589	20,595,576
04/01/41 - 08/01/44	4.000%	33,363,767	35,799,606
01/01/42 - 06/01/44	3.500%	167,650,009	174,927,603
Federal Home Loan Mortgage Corp.(a)(b) CMO Series 4119 Class SP 10/15/42	2.483%	5,313,239	4,629,581
Federal Home Loan Mortgage Corp.(a)(b)(c) CMO IO Series 3913 Class SW 09/15/40	6.445%	9,038,203	1,654,797
CMO IO STRIPS Series 280 Class S1 09/15/42	5.845%	21,508,592	4,901,759
CMO IO Series 2471 Class SI 03/15/32	7.795%	68,243	17,490
CMO IO Series 264 Class S1 07/15/42	5.795%	21,360,934	5,001,062
CMO IO Series 2957 Class SW 04/15/35	5.845%	3,346,274	614,275
CMO IO Series 311 Class S1 08/15/43	5.795%	65,116,301	14,709,010
CMO IO Series 318 Class S1 11/15/43	5.795%	14,573,635	3,320,037
CMO IO Series 3280 Class SI 02/15/37	6.285%	2,708,898	371,238
CMO IO Series 336 Class 30 08/15/44	5.895%	14,511,699	3,716,209
CMO IO Series 3453 Class W 12/15/32	7.247%	10,086,451	2,148,371
CMO IO Series 3630 Class AI 03/15/17	1.931%	423,046	12,829
CMO IO Series 3761 Class KS 06/15/40	5.845%	3,040,100	384,886
CMO IO Series 4068 Class GI 09/15/36	1.894%	26,287,034	2,126,863
CMO IO Series 4094 Class SY 08/15/42	5.925%	21,965,523	4,442,246
CMO IO Series 4107 Class KS 06/15/38	1.862%	19,630,513	1,495,513
CMO IO Series 4174 Class SB 05/15/39	6.045%	22,041,517	4,031,918
CMO IO Series 4223 Class DS 12/15/38	5.945%	6,671,357	1,225,981
CMO IO Series 4286 Class NS 12/15/43	5.745%	7,718,037	1,877,409
CMO IO Series AS Class 4183 04/15/39	5.995%	10,216,256	1,853,359
CMO IO Series ES Class 4175 06/15/38	5.995%	10,855,443	1,925,631

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a)(c) CMO IO Series 304 Class C69 12/15/42	4.000%	9,288,439	2,132,451
CMO IO Series 329 Class C5 06/15/43	3.500%	13,190,897	2,734,700
CMO IO Series 3786 Class PI 12/15/37	4.500%	7,018,784	604,987
CMO IO Series 3800 Class HI 01/15/40	4.500%	7,081,352	1,096,108
CMO IO Series 3807 Class NI 11/15/35	4.500%	21,538,801	1,402,206
CMO IO Series 4098 Class AI 05/15/39	3.500%	13,193,041	2,256,761
CMO IO Series 4120 Class AI 11/15/39	3.500%	15,157,695	2,090,246
CMO IO Series 4121 Class IA 01/15/41	3.500%	13,543,895	2,766,059
CMO IO Series 4121 Class MI 10/15/42	4.000%	8,945,733	2,259,272
CMO IO Series 4122 Class JI 12/15/40	4.000%	11,235,897	1,991,390
CMO IO Series 4139 Class CI 05/15/42	3.500%	8,851,945	1,322,710
CMO IO Series 4147 Class CI 01/15/41	3.500%	15,679,579	2,775,044
CMO IO Series 4148 Class BI 02/15/41	4.000%	11,506,371	1,774,611
CMO IO Series 4177 Class IY 03/15/43	4.000%	20,089,999	4,810,687
CMO IO Series 4213 Class DI 06/15/38	3.500%	19,873,800	2,897,809
CMO IO Series 4215 Class IL 07/15/41	3.500%	17,009,475	2,690,361
Federal Home Loan Mortgage Corp.(a)(d) 12/11/44	4.000%	9,500,000	10,130,117
12/11/44	4.500%	18,300,000	19,867,651
Federal National Mortgage Association(a) 11/01/15	8.000%	157	158
08/01/16 - 10/01/37	6.500%	12,082,393	13,939,738
01/01/17 - 09/01/28	7.500%	242,789	273,796
11/01/22 - 09/01/38	6.000%	10,270,835	11,742,786
03/01/23 - 04/01/41	5.500%	33,009,980	37,365,282
06/01/25 - 09/01/41	4.500%	139,146,185	152,499,310
02/01/27 - 05/01/43	3.000%	123,126,790	125,893,896
05/01/27	2.500%	20,997,165	21,489,909
04/01/29 - 09/01/41	5.000%	75,584,907	84,153,782
10/01/31	9.500%	87,941	94,192
11/01/37	8.500%	39,708	45,751
11/01/40 - 10/01/44	4.000%	96,769,989	103,883,821
03/01/42 - 09/01/44	3.500%	109,451,373	114,547,553
Federal National Mortgage Association(a)(b)(c) CMO IO Series 2003-117 Class KS 08/25/33	6.945%	4,825,738	419,499
CMO IO Series 2006-5 Class N1 08/25/34	1.933%	19,677,341	826,629

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
7

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO IO Series 2006-5 Class N2 02/25/35	1.976%	75,053,290	4,491,662
CMO IO Series 2007-5 Class SC 02/25/37	5.955%	1,514,070	217,027
CMO IO Series 2007-54 Class DI 06/25/37	5.945%	23,271,035	4,440,176
CMO IO Series 2012-80 Class DS 06/25/39	6.495%	11,358,864	2,185,825
CMO IO Series 2012-97 Class SB 09/25/42	5.845%	11,927,489	2,418,006
CMO IO Series 2013-13 Class SA 03/25/43	5.995%	22,927,656	5,368,357
CMO IO Series 2013-SB Class 97 06/25/32	5.945%	16,443,041	2,959,019
Federal National Mortgage Association(a)(c) CMO IO STRIPS Series 417 Class C5 02/25/43	3.500%	10,652,501	2,230,992
CMO IO Series 2003-119 Class GI 12/25/33	4.500%	138,722	26,460
CMO IO Series 2012-118 Class BI 12/25/39	3.500%	47,252,599	7,756,112
CMO IO Series 2012-121 Class GI 08/25/39	3.500%	15,119,498	1,770,047
CMO IO Series 2012-129 Class IC 01/25/41	3.500%	11,487,524	1,591,444
CMO IO Series 2012-133 Class EI 07/25/31	3.500%	9,092,231	1,273,406
CMO IO Series 2012-134 Class AI 07/25/40	3.500%	32,630,269	5,609,829
CMO IO Series 2012-144 Class HI 07/25/42	3.500%	7,910,273	1,201,098
CMO IO Series 2012-96 Class CI 04/25/39	3.500%	20,247,033	3,196,128
CMO IO Series 2013-1 Class AI 02/25/43	3.500%	8,174,883	1,405,519
CMO IO Series 2013-1 Class BI 02/25/40	3.500%	6,642,732	927,498
CMO IO Series 2013-16 Class IO 01/25/40	3.500%	21,800,110	4,259,990
CMO IO Series 2013-41 Class IY 05/25/40	3.500%	25,782,360	4,474,196
CMO IO Series 2013-6 Class MI 02/25/40	3.500%	12,119,640	1,603,213
Federal National Mortgage Association(a)(d) 12/16/29 - 12/11/44	3.000%	164,250,000	167,120,501
12/16/29 - 12/11/44	3.500%	152,750,000	160,379,653
12/11/44	4.000%	121,000,000	129,186,400
12/11/44	4.500%	66,000,000	71,728,595
12/11/44	5.000%	7,000,000	7,761,250
Federal National Mortgage Association(a)(e) 08/01/38	5.500%	5,901,982	6,662,572
Government National Mortgage Association(a) 03/15/30	7.000%	35,657	36,101
12/15/31 - 02/15/32	6.500%	251,770	293,213

Residential Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/15/32 - 11/20/41	6.000%	12,137,947	13,900,113
09/15/33 - 08/20/40	5.000%	30,607,166	34,162,390
Government National Mortgage Association(a)(c) CMO IO Series 2012-121 Class PI 09/16/42	4.500%	13,715,808	2,629,167
CMO IO Series 2012-129 Class AI 08/20/37	3.000%	18,031,288	2,381,248
Vendee Mortgage Trust(a)(b)(c) CMO IO Series 1998-1 Class 2IO 03/15/28	0.356%	2,462,329	20,256
CMO IO Series 1998-3 Class IO 03/15/29	0.143%	3,002,624	4,612
Total Residential Mortgage-Backed Securities — Agency (Cost: $1,699,091,735)			1,725,450,357
Residential Mortgage-Backed Securities — Non-Agency 11.9%
AJAX Mortgage Loan Trust CMO Series 2014-B Class A(a)(f) 08/25/54	3.850%	12,000,000	12,000,000
ASG Resecuritization Trust(a)(b)(f) CMO Series 2013-2 Class 1A60 12/28/35	2.231%	4,989,397	4,941,357
CMO Series 2013-2 Class 2A70 11/28/35	2.221%	3,379,539	3,292,735
Apollo Residential Mortgage Securitization Trust CMO Series 2013-1 Class A(a)(f) 05/25/47	4.000%	11,539,783	11,892,000
BCAP LLC Trust(a)(b)(f) 07/26/36	2.617%	5,721,582	5,726,251
CMO Series 2010-RR12 Class 3A7 08/26/37	5.000%	5,300,316	5,449,187
CMO Series 2013-RR4 Class 2A1 05/26/47	2.895%	3,479,214	3,486,026
Series 2012-RR10 Class 2A1 09/26/36	2.618%	7,314,380	7,374,592
Series 2013-RR1 Class 10A1 10/26/36	3.000%	8,678,769	8,729,713
BNPP Mortgage Securities LLC Trust CMO Series 2009-1 Class A1(a)(f) 08/27/37	6.000%	1,425,562	1,487,214
Bayview Opportunity Master Fund Trust IIB LP CMO Series 2012-6NPL Class A(a)(b)(f) 01/28/33	2.981%	1,991,951	1,995,735
CAM Mortgage Trust CMO Series 2014-2 Class A(a)(b)(f) 05/15/48	2.600%	1,615,993	1,615,948

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)(b)(f) CMO Series 2009-11 Class 1A2 02/25/37	2.543%	710,201	590,602
CMO Series 2009-9 Class 1A3 04/25/34	2.615%	2,489,441	2,187,498
CMO Series 2010-7 Class 3A4 12/25/35	6.032%	3,000,000	3,017,302
CMO Series 2013-5 Class 3A1 08/25/37	2.564%	8,861,812	8,933,309
CMO Series 2013-7 Class 1A2 10/25/35	4.000%	4,162,060	4,058,362
CMO Series 2014-A Class B2 01/25/35	5.435%	2,843,748	2,936,224
Citigroup Mortgage Loan Trust, Inc.(a)(b)(f)(g) CMO Series 2014-2 Class 2A3 04/25/36	4.750%	4,682,189	4,787,538
Credit Suisse Mortgage Capital Certificates(a)(b) CMO Series 2012-6R Class 1A1 11/26/37	2.607%	2,017,352	1,997,220
Credit Suisse Mortgage Capital Certificates(a)(b)(f) 04/27/37	5.705%	2,983,620	3,106,974
CMO Series 2013-2R Class 1A5 05/27/36	4.334%	5,818,000	5,656,539
Series 2012-11 Class 3A2 06/29/47	1.154%	9,499,870	8,967,783
Credit Suisse Mortgage Capital Certificates(a)(b)(f)(g) CMO Series 2014-RPL4 Class A1 08/25/62	3.625%	5,000,000	4,962,500
Credit Suisse Mortgage Capital Certificates(a)(f) CMO Series 2009-12R Class 11A1 08/27/37	6.000%	2,005,308	2,058,660
CMO Series 2010-9R Class 10A5 04/27/37	4.000%	5,000,000	5,019,175
CMO Series 2010-9R Class 7A5 05/27/37	4.000%	5,000,000	5,013,105
Series 2010-2A5 Class 9R 02/27/38	4.000%	2,000,000	1,915,080
Credit Suisse Securities (USA) LLC(a)(b)(f) 02/25/54	3.067%	16,814,479	16,572,770
Credit Suisse Securities (USA) LLC(a)(f) CMO Series 2014-5R Class 5A2 07/27/37	3.250%	2,899,942	2,791,372
CMO Series 2014-5R Class 8A1 11/27/37	2.625%	5,791,947	5,626,325
CMO Series 2014-RPL1 Class A3 02/25/54	3.958%	5,500,000	5,440,259
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust CMO Series 2003-1 Class 1A7(a) 04/25/33	5.500%	452,035	454,294
GCAT Series 2013-RP1 Class A1(a)(b)(f) 06/25/18	3.500%	6,033,019	6,086,964
Residential Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Jefferies Resecuritization Trust(a)(f) CMO Series 2010-R4 Class 2A2 10/26/35	5.500%	2,138,119	2,224,756
Series 2014-1A1 Class R1 12/27/37	4.000%	2,759,995	2,754,177
Morgan Stanley Re-Remic Trust Series 2013-R8 Class 1B(a)(b)(f) 09/26/36	2.614%	5,027,535	4,924,471
NRPL Trust(a)(b)(f) Series 2013-1A Class A 08/25/57	4.000%	12,962,474	12,897,662
Series 2014-1A Class A1 05/01/48	3.250%	4,839,105	4,839,105
New Residential Mortgage Loan Trust CMO IO Series 2014-1A Class AIO(a)(b)(c)(f) 01/25/54	2.244%	77,932,609	5,667,961
RBSSP Resecuritization Trust(a)(b)(f) CMO Series 2009-12 Class 9A1 03/25/36	2.603%	2,219,959	2,190,718
CMO Series 2012-1 Class 5A2 12/27/35	5.253%	5,534,879	4,936,453
CMO Series 2012-5 Class 2A1 07/26/36	5.750%	5,983,585	6,409,915
VML LLC CMO Series 2014-NPL1 Class A1(a)(b)(d)(f) 04/25/54	3.875%	3,000,000	3,000,000
Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $215,239,619)			220,015,831
Commercial Mortgage-Backed Securities — Agency 7.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a) Series K025 Class A2 10/25/22	2.682%	33,400,000	33,785,169
Series K715 Class A2 01/25/21	2.856%	30,000,000	31,092,093
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(a)(b) Series K029 Class A2 02/25/23	3.320%	6,776,000	7,148,456
Series K030 Class A2 04/25/23	3.250%	18,500,000	19,420,005
Series K031 Class A2 04/25/23	3.300%	3,100,000	3,269,818
Series K035 Class A2 08/25/23	3.458%	5,000,000	5,315,005
Series K714 Class A2 10/25/20	3.034%	13,700,000	14,350,018

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Commercial Mortgage-Backed Securities —
Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(a) 10/01/19	4.420%	4,103,051	4,542,935
10/01/19	4.430%	4,660,471	5,162,533
01/01/20	4.570%	1,048,687	1,170,804
01/01/20	4.600%	1,726,820	1,930,413
05/01/24	5.030%	3,380,237	4,000,172
Federal National Mortgage Association(a)(b) Series 2013-M14 Class A2 10/25/23	3.329%	9,000,000	9,458,532
Total Commercial Mortgage-Backed Securities — Agency (Cost: $134,256,088)			140,645,953
Commercial Mortgage-Backed Securities — Non-Agency 5.8%
American Homes 4 Rent Trust Series 2014-SFR2 Class D(a)(f) 10/17/36	5.149%	3,000,000	3,050,105
American Homes 4 Rent Series 2014-SFR1 Class E(a)(b)(f) 06/17/31	2.750%	10,250,000	9,323,432
BHMS Mortgage Trust Series 2014-ATLS Class DFX(a)(b)(f) 07/05/33	4.847%	6,500,000	6,570,623
Banc of America Merrill Lynch Commercial Mortgage Securities Trust Series 2013-DSNY Class F(a)(b)(f) 09/15/26	3.655%	6,928,000	6,961,016
Banc of America Merrill Lynch Re-Remic Trust(a)(b) Series 2014-FRR7 Class A 10/26/44	2.405%	5,000,000	4,894,248
Series 2014-FRR7 Class B 10/26/44	2.405%	2,000,000	1,852,650
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-AMFX Class CD4(a)(b) 12/11/49	5.366%	8,200,000	8,574,674
Commercial Mortgage Trust Series 2013-RIA4 Class A1(a)(b)(f) 11/27/28	3.250%	2,134,383	2,148,273
GS Mortgage Securities Trust Series 2007-GG10 Class AM(a)(b) 08/10/45	5.990%	13,200,000	13,532,086
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM(a) 05/15/47	5.372%	2,000,000	2,080,930
Merrill Lynch Mortgage Investors Trust CMO IO Series 1998-C3 Class IO(a)(b)(c) 12/15/30	1.070%	313,027	6,315

Commercial Mortgage-Backed Securities —
Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ORES NPL LLC(a)(f) Series 2013-LV2 Class A 09/25/25	3.081%	2,854,743	2,854,743
Series 2014-LV3 Class A 03/27/24	3.000%	6,556,962	6,557,126
Series 2014-LV3 Class B 03/27/24	6.000%	4,800,000	4,792,152
Rialto Capital Management LLC Series 2014-LT5 Class B(a)(f) 05/15/24	5.000%	7,412,000	7,405,337
Rialto Real Estate Fund LLC Series 2014-LT6 Class A(a)(f) 09/15/24	2.750%	7,515,500	7,517,935
Rialto Real Estate Fund LP(a)(f) Series 2013-LT3 Class A 06/20/28	2.500%	1,442,983	1,442,983
Series 2014-LT5 Class A 05/15/24	2.850%	6,318,806	6,318,282
VFC LLC(a)(f) Series 2014-2 Class A 07/20/30	2.750%	5,223,922	5,224,115
Series 2014-2 Class B 07/20/30	5.500%	5,000,000	4,998,410
Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $107,264,068)			106,105,435
Asset-Backed Securities — Non-Agency 5.7%
A Voce CLO Ltd. Series 2014-1A Class C(b)(f) 07/15/26	3.734%	3,000,000	2,805,024
ARES CLO Ltd. Series 2014-1A Class B(b)(f) 04/17/26	3.028%	3,250,000	3,141,986
Apidos CDO XVII Series 2014-17A Class A2A(b)(f) 04/17/26	2.278%	6,500,000	6,345,371
Carlyle Global Market Strategies CLO(b)(f) Series 2013-1A Class B 02/14/25	3.333%	6,300,000	6,247,477
Series 2014-C1 Class 3A 07/27/26	3.934%	1,500,000	1,441,281
Dryden Senior Loan Fund Series 2014-33A Class C(b)(f) 07/15/26	3.081%	10,266,667	9,974,005
GCAT LLC Series 2014-2 Class A1(b)(f) 10/25/19	3.721%	5,915,818	5,885,447

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GoldenTree Loan Opportunities VII Ltd. Series 2013-7A Class B(b)(f) 04/25/25	1.984%	8,000,000	7,684,632
GoldenTree Loan Opportunities VIII Ltd. Series 2014-8A Class D(b)(f) 04/19/26	3.851%	5,000,000	4,818,240
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4(b) 10/25/35	0.405%	32,136	32,055
Morgan Stanley Resecuritization Trust Series 2013-BSFC Class A(b)(f)(g) 07/06/38	2.654%	2,794,769	2,794,769
New York Mortgage Trust Residential LLC(b)(f) Series 2013-RP1A Class A 07/25/18	4.250%	11,044,622	11,099,846
Series 2013-RP2A Class A 09/25/18	4.600%	6,113,133	6,210,414
Nomad CLO Ltd. Series 2013-1A Class B(b)(f) 01/15/25	3.181%	10,000,000	9,688,950
OHA Credit Partners VIII Ltd. Series 2013-8A Class B(b)(f) 04/20/25	1.881%	4,500,000	4,340,038
OZLM VII Ltd. Series 2014-C Class 7A(b)(f) 07/17/26	3.855%	2,000,000	1,875,614
Selene Non-Performing Loans LLC Series 2014-1A Class A(b)(f) 05/25/54	2.981%	4,950,094	4,906,934
Symphony CLO Ltd. Series 2014-14A Class D2(b)(f) 07/14/26	3.830%	7,500,000	7,113,480
Truman Capital Mortgage Loan Trust Series 2014-NPL2 Class A1(b)(f) 06/25/54	3.125%	4,216,374	4,211,567
Vericrest Opportunity Loan Transferee Series 2014-3A Class A1(b)(f) 05/26/54	3.250%	3,492,279	3,487,526
Total Asset-Backed Securities — Non-Agency (Cost: $105,237,017)			104,104,656

Options Purchased Puts 0.7%

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 2-Year Interest Rate Swap(h)	100,000,000	2.50	01/26/2015	10

Options Purchased Puts (continued)

Issuer	Notional ($)/ Contracts	Exercise Price ($)	Expiration Date	Value ($)
Put — OTC 3-Year Interest Rate Swap(h)	150,000,000	2.25	03/06/2015	11,670
Put — OTC 3-Year Interest Rate Swap(h)	500,000,000	2.25	11/02/2015	1,953,300
Put — OTC 3-Year Interest Rate Swap(h)	200,000,000	1.75	02/11/2015	58,820
Put — OTC 5-Year Rate Swap(h)	150,000,000	2.75	05/31/2017	3,744,495
Put — OTC 5-Year Interest Rate Swap(h)	100,000,000	3.00	05/17/2017	1,980,170
Put — OTC 5-Year Interest Rate Swap(h)	130,000,000	3.25	08/18/2017	2,346,357
Put — OTC 5-Year Interest Rate Swap(h)	244,000,000	2.50	10/30/2015	1,997,408
Put — OTC 5-Year Interest Rate Swap(h)	50,000,000	4.00	08/17/2017	464,635
Total Options Purchased Puts (Cost: $25,119,100)				12,556,865

Repurchase Agreements 4.1%

Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Tri-Party TD Securities (USA) LLC dated 11/28/14, matures 12/01/14, repurchase price $75,000,688 (collateralized by U.S. Government Agencies — total market value of $76,500,000) 12/01/14	0.110%	75,000,000	75,000,000
Total Repurchase Agreements (Cost: $75,000,000)			75,000,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(i)(j)	17,371,548	17,371,548
Total Money Market Funds (Cost: $17,371,548)		17,371,548
Total Investments (Cost: $2,378,579,175)		2,401,250,645
Other Assets & Liabilities, Net		(558,365,561)
Net Assets		1,842,885,084

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, securities totaling $4,153,839 were pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE	1,372	USD	163,943,285	03/2015	812,570	—
US 10YR NOTE	1,379	USD	175,197,647	03/2015	1,134,813	—
Total					1,947,383	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 2YR NOTE	(34)	USD	(7,450,781)	03/2015	—	(8,557)
US ULTRA T-BOND	(99)	USD	(15,920,438)	03/2015	—	(307,203)
Total					—	(315,760)

Total Return Swap Contracts Outstanding at November 30, 2014

Counterparty	Fund Receives	Fund Pays	Expiration Date	Notional Currency	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank	Total return based on the Markit IOS FN30.350.10 Index	Floating rate based on 1-month USD LIBOR	1/12/1941	USD	1,086,822	—	(52,163)
JPMorgan Chase Bank, London Branch	Total return based on the Markit IOS FN30.400.10 Index	Floating rate based on 1-month USD LIBOR	1/12/1941	USD	976,519	—	(52,039)
Total						—	(104,202)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments

Notes to Portfolio of Investments

(a)  The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(b)  Variable rate security.

(c)  Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.

(d)  Represents a security purchased on a when-issued or delayed delivery basis.

(e)  This security, or a portion of this security, has been pledged as collateral in connection with open futures contracts. These values are denoted within the Investments in Derivatives section of the Portfolio of Investments.

(f)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $396,801,450 or 21.53% of net assets.

(g)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $12,544,807, which represents 0.68% of net assets.

(h)  Purchased swaption contracts outstanding at November 30, 2014:

Purchased Swaption Contracts Outstanding at November 30, 2014

At November 30, 2014, securities and cash totaling $14,017,338 were received from broker as collateral to cover open purchased swaption contracts.

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put — OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.500	1/28/2017	100,000,000	657,500	10
Put — OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.250	3/10/2018	150,000,000	2,321,250	11,670
Put — OTC 3-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.250	11/4/2018	500,000,000	4,745,000	1,953,300
Put — OTC 3-Year Interest Rate Swap	Citibank	3-Month USD LIBOR	Receive	1.750	2/13/2018	200,000,000	1,485,000	58,820
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.750	6/2/2022	150,000,000	4,890,000	3,744,495
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.000	5/17/2022	100,000,000	3,516,000	1,980,170
Put — OTC 5-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	3.250	8/22/2022	130,000,000	3,438,500	2,346,357
Put — OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	2.500	11/3/2020	244,000,000	2,964,600	1,997,408
Put — OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.000	8/21/2022	50,000,000	1,101,250	464,635
Total							25,119,100	12,556,865

(i)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(j)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,565,091	218,322,477	(202,516,020)	17,371,548	2,385	17,371,548

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Abbreviation Legend

CMO  Collateralized Mortgage Obligation

STRIPS  Separate Trading of Registered Interest and Principal Securities

Currency Legend

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities — Agency	—	1,725,450,357	—	1,725,450,357
Residential Mortgage-Backed Securities — Non-Agency	—	121,326,093	98,689,738	220,015,831
Commercial Mortgage-Backed Securities — Agency	—	140,645,953	—	140,645,953
Commercial Mortgage-Backed Securities — Non-Agency	—	104,662,452	1,442,983	106,105,435
Asset-Backed Securities — Non-Agency	—	90,210,042	13,894,614	104,104,656
Total Bonds	—	2,182,294,897	114,027,335	2,296,322,232
Short-Term Securities
Repurchase Agreements	—	75,000,000	—	75,000,000
Total Short-Term Securities	—	75,000,000	—	75,000,000
Other
Options Purchased Puts	—	12,556,865	—	12,556,865
Total Other	—	12,556,865	—	12,556,865
Mutual Funds
Money Market Funds	17,371,548	—	—	17,371,548
Total Mutual Funds	17,371,548	—	—	17,371,548
Investments in Securities	17,371,548	2,269,851,762	114,027,335	2,401,250,645
Derivatives
Assets
Futures Contracts	1,947,383	—	—	1,947,383
Liabilities
Futures Contracts	(315,760)	—	—	(315,760)
Swap Contracts	—	(104,202)	—	(104,202)
Total	19,003,171	2,269,747,560	114,027,335	2,402,778,066

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia U.S. Government Mortgage Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

There were no transfers of financial assets between Levels 1 and 2 during the period.

Futures contracts and swap contracts are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value:

	Residential Mortgage-Backed Securities — Non-Agency ($)	Commercial Mortgage-Backed Securities — Non-Agency ($)	Asset-Backed Securities — Non-Agency ($)	Total ($)
Balance as of May 31, 2014	105,818,531	5,783,840	56,279,826	167,882,197
Accrued discounts/premiums	(11,905)	5,165	10,078	3,338
Realized gain (loss)	—	165,825	415,236	581,061
Change in unrealized appreciation (depreciation)(a)	34,799	(77,948)	(590,688)	(633,837)
Sales	(17,611,490)	(4,433,899)	(29,624,700)	(51,670,089)
Purchases	24,962,501	—	5,660,362	30,622,863
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(14,502,698)	—	(18,255,500)	(32,758,198)
Balance as of November 30, 2014	98,689,738	1,442,983	13,894,614	114,027,335

(a) Change in unrealized appreciation (depreciation) relating to securities held at November 30, 2014 was ($1,341), which is comprised of Residential Mortgage-Backed Securities — Non-Agency of $62,148 and Asset-Backed Securities — Non-Agency of ($63,489).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential, commercial and asset backed securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management's determination that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,286,207,627)	$2,308,879,097
Repurchase agreements (identified cost $75,000,000)	75,000,000
Affiliated issuers (identified cost $17,371,548)	17,371,548
Total investments (identified cost $2,378,579,175)	2,401,250,645
Receivable for:
Investments sold	1,138
Investments sold on a delayed delivery basis	78,361,545
Capital shares sold	4,545,018
Dividends	278
Interest	7,271,955
Variation margin	709,632
Expense reimbursement due from Investment Manager	5,219
Prepaid expenses	6,622
Trustees' deferred compensation plan	87,325
Other assets	16,879
Total assets	2,492,256,256
Liabilities
Disbursements in excess of cash	187,667
Unrealized depreciation on swap contracts	104,202
Payable for:
Investments purchased	462,213
Investments purchased on a delayed delivery basis	643,749,780
Capital shares purchased	630,699
Dividend distributions to shareholders	3,605,323
Variation margin	99,094
Investment management fees	42,845
Distribution and/or service fees	9,740
Transfer agent fees	195,251
Administration fees	6,453
Plan administration fees	14
Compensation of board members	104,828
Other expenses	85,738
Trustees' deferred compensation plan	87,325
Total liabilities	649,371,172
Net assets applicable to outstanding capital stock	$1,842,885,084
Represented by
Paid-in capital	$1,852,862,839
Excess of distributions over net investment income	(5,252,703)
Accumulated net realized loss	(28,923,943)
Unrealized appreciation (depreciation) on:
Investments	22,671,470
Futures contracts	1,631,623
Swap contracts	(104,202)
Total — representing net assets applicable to outstanding capital stock	$1,842,885,084

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia U.S. Government Mortgage Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$552,338,733
Shares outstanding	99,875,429
Net asset value per share	$5.53
Maximum offering price per share(a)	$5.81
Class B
Net assets	$2,244,381
Shares outstanding	405,595
Net asset value per share	$5.53
Class C
Net assets	$36,429,035
Shares outstanding	6,576,957
Net asset value per share	$5.54
Class I
Net assets	$783,657,801
Shares outstanding	141,785,592
Net asset value per share	$5.53
Class K
Net assets	$69,265
Shares outstanding	12,547
Net asset value per share	$5.52
Class R4
Net assets	$15,157,304
Shares outstanding	2,742,349
Net asset value per share	$5.53
Class R5
Net assets	$7,341,272
Shares outstanding	1,328,967
Net asset value per share	$5.52
Class W
Net assets	$5,829,739
Shares outstanding	1,052,676
Net asset value per share	$5.54
Class Y
Net assets	$10,109
Shares outstanding	1,838
Net asset value per share	$5.50
Class Z
Net assets	$439,807,445
Shares outstanding	79,586,073
Net asset value per share	$5.53

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia U.S. Government Mortgage Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$2,385
Interest	28,252,153
Total income	28,254,538
Expenses:
Investment management fees	3,897,893
Distribution and/or service fees
Class A	683,341
Class B	12,280
Class C	182,325
Class W	7,901
Transfer agent fees
Class A	506,924
Class B	2,275
Class C	33,808
Class K	20
Class R4	7,643
Class R5	1,685
Class W	5,841
Class Z	407,649
Administration fees	587,116
Plan administration fees
Class K	98
Compensation of board members	20,928
Custodian fees	23,691
Printing and postage fees	55,870
Registration fees	67,479
Professional fees	26,480
Other	16,659
Total expenses	6,547,906
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(519,540)
Expense reductions	(8,443)
Total net expenses	6,019,923
Net investment income	22,234,615
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	23,137,690
Futures contracts	5,096,697
Swap contracts	(81,376)
Net realized gain	28,153,011
Net change in unrealized appreciation (depreciation) on:
Investments	(12,458,319)
Forward sale commitments	24,492
Futures contracts	1,359,488
Options contracts written	426,625
Swap contracts	(52,077)
Net change in unrealized depreciation	(10,699,791)
Net realized and unrealized gain	17,453,220
Net increase in net assets resulting from operations	$39,687,835

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014(a) (Unaudited)	Year Ended May 31, 2014
Operations
Net investment income	$22,234,615	$47,001,440
Net realized gain (loss)	28,153,011	(20,730,780)
Net change in unrealized appreciation (depreciation)	(10,699,791)	5,897,462
Net increase in net assets resulting from operations	39,687,835	32,168,122
Distributions to shareholders
Net investment income
Class A	(6,518,614)	(19,566,004)
Class B	(20,103)	(98,186)
Class C	(298,054)	(1,267,105)
Class I	(10,879,723)	(25,407,332)
Class K	(966)	(2,769)
Class R4	(107,771)	(245,407)
Class R5	(91,173)	(144,034)
Class W	(76,031)	(221,197)
Class Y	(41)	—
Class Z	(5,792,566)	(19,551,658)
Net realized gains
Class A	—	(1,790,881)
Class B	—	(11,629)
Class C	—	(150,208)
Class I	—	(1,967,681)
Class K	—	(246)
Class R4	—	(28,012)
Class R5	—	(10,299)
Class W	—	(20,953)
Class Z	—	(1,634,852)
Total distributions to shareholders	(23,785,042)	(72,118,453)
Decrease in net assets from capital stock activity	(38,283,025)	(586,296,268)
Total decrease in net assets	(22,380,232)	(626,246,599)
Net assets at beginning of period	1,865,265,316	2,491,511,915
Net assets at end of period	$1,842,885,084	$1,865,265,316
Excess of distributions over net investment income	$(5,252,703)	$(3,702,276)

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	9,352,129	51,199,307	24,484,286	133,264,990
Distributions reinvested	983,109	5,379,077	3,346,156	18,184,154
Redemptions	(12,700,140)	(69,434,761)	(56,779,079)	(308,924,734)
Net decrease	(2,364,902)	(12,856,377)	(28,948,637)	(157,475,590)
Class B shares
Subscriptions	4,000	21,948	14,221	77,700
Distributions reinvested	2,627	14,372	15,305	83,198
Redemptions(b)	(112,709)	(615,867)	(555,231)	(3,024,148)
Net decrease	(106,082)	(579,547)	(525,705)	(2,863,250)
Class C shares
Subscriptions	731,450	4,017,895	2,043,964	11,213,972
Distributions reinvested	43,090	236,159	210,560	1,145,783
Redemptions	(1,262,679)	(6,911,015)	(7,396,508)	(40,314,718)
Net decrease	(488,139)	(2,656,961)	(5,141,984)	(27,954,963)
Class I shares
Subscriptions	12,815,354	70,224,467	36,560,349	199,090,715
Distributions reinvested	1,989,789	10,879,582	5,037,722	27,374,599
Redemptions	(16,373,113)	(89,643,484)	(40,294,510)	(219,683,319)
Net increase (decrease)	(1,567,970)	(8,539,435)	1,303,561	6,781,995
Class K shares
Subscriptions	58	314	1,546	8,351
Distributions reinvested	150	821	532	2,884
Redemptions	(3,084)	(16,742)	(1,659)	(8,960)
Net increase (decrease)	(2,876)	(15,607)	419	2,275
Class R4 shares
Subscriptions	1,921,001	10,542,451	2,547,375	13,883,654
Distributions reinvested	17,381	95,095	50,413	273,287
Redemptions	(1,479,385)	(8,075,413)	(346,911)	(1,878,873)
Net increase	458,997	2,562,133	2,250,877	12,278,068
Class R5 shares
Subscriptions	537,718	2,933,962	1,298,203	7,052,090
Distributions reinvested	16,683	91,173	28,256	153,330
Redemptions	(236,988)	(1,298,018)	(405,916)	(2,200,703)
Net increase	317,413	1,727,117	920,543	5,004,717

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia U.S. Government Mortgage Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	100,536	550,799	648,286	3,535,684
Distributions reinvested	13,853	75,911	44,476	242,027
Redemptions	(408,077)	(2,232,547)	(1,206,014)	(6,631,138)
Net decrease	(293,688)	(1,605,837)	(513,252)	(2,853,427)
Class Y shares
Subscriptions	1,838	10,000	—	—
Net increase	1,838	10,000	—	—
Class Z shares
Subscriptions	11,880,363	64,908,418	24,644,604	133,969,086
Distributions reinvested	607,225	3,320,693	1,754,205	9,530,247
Redemptions	(15,473,438)	(84,557,622)	(103,360,206)	(562,715,426)
Net decrease	(2,985,850)	(16,328,511)	(76,961,397)	(419,216,093)
Total net decrease	(7,031,259)	(38,283,025)	(107,615,575)	(586,296,268)

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia U.S. Government Mortgage Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.63		$5.46		$5.16		$4.77
Income from investment operations:
Net investment income	0.06		0.12		0.10		0.16		0.17		0.25
Net realized and unrealized gain (loss)	0.06		(0.01)		0.08		0.19		0.34		0.37
Total from investment operations	0.12		0.11		0.18		0.35		0.51		0.62
Less distributions to shareholders:
Net investment income	(0.07)		(0.17)		(0.14)		(0.16)		(0.21)		(0.23)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—		—
Total distributions to shareholders	(0.07)		(0.19)		(0.25)		(0.18)		(0.21)		(0.23)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$5.53		$5.48		$5.56		$5.63		$5.46		$5.16
Total return	2.11%		2.13%		3.28%		6.55%		10.10%		13.32%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%		0.94%		0.92%		0.98%		1.09%
Total net expenses(d)	0.87	%(c)(e)	0.86	%(e)	0.86	%(e)	0.85	%(e)	0.87%		0.89%
Net investment income	2.22	%(c)	2.23%		1.81%		2.83%		3.16%		4.98%
Supplemental data
Net assets, end of period (in thousands)	$552,339		$560,484		$729,893		$616,112		$519,454		$80,371
Portfolio turnover	173	%(f)	413	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285%, 253% and 246% for the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$5.48		$5.57		$5.64		$5.47		$5.16		$4.77
Income from investment operations:
Net investment income	0.04		0.08		0.06		0.12		0.13		0.21
Net realized and unrealized gain (loss)	0.05		(0.02)		0.08		0.19		0.35		0.37
Total from investment operations	0.09		0.06		0.14		0.31		0.48		0.58
Less distributions to shareholders:
Net investment income	(0.04)		(0.13)		(0.10)		(0.12)		(0.17)		(0.19)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—		—
Total distributions to shareholders	(0.04)		(0.15)		(0.21)		(0.14)		(0.17)		(0.19)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$5.53		$5.48		$5.57		$5.64		$5.47		$5.16
Total return	1.73%		1.19%		2.51%		5.73%		9.45%		12.46%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.70%		1.68%		1.68%		1.81%		1.85%
Total net expenses(d)	1.62	%(c)(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)	1.65%		1.65%
Net investment income	1.45	%(c)	1.47%		1.07%		2.09%		2.43%		4.18%
Supplemental data
Net assets, end of period (in thousands)	$2,244		$2,806		$5,775		$8,495		$16,024		$17,619
Portfolio turnover	173	%(f)	413	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285%, 253% and 246% for the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$5.49		$5.57		$5.64		$5.47		$5.16		$4.77
Income from investment operations:
Net investment income	0.04		0.08		0.06		0.11		0.14		0.21
Net realized and unrealized gain (loss)	0.05		(0.01)		0.08		0.20		0.34		0.37
Total from investment operations	0.09		0.07		0.14		0.31		0.48		0.58
Less distributions to shareholders:
Net investment income	(0.04)		(0.13)		(0.10)		(0.12)		(0.17)		(0.19)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—		—
Total distributions to shareholders	(0.04)		(0.15)		(0.21)		(0.14)		(0.17)		(0.19)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$5.54		$5.49		$5.57		$5.64		$5.47		$5.16
Total return	1.73%		1.37%		2.50%		5.73%		9.46%		12.47%
Ratios to average net assets(b)
Total gross expenses	1.70	%(c)	1.70%		1.69%		1.67%		1.79%		1.85%
Total net expenses(d)	1.62	%(c)(e)	1.61	%(e)	1.61	%(e)	1.60	%(e)	1.64%		1.65%
Net investment income	1.46	%(c)	1.49%		1.00%		2.03%		2.55%		4.27%
Supplemental data
Net assets, end of period (in thousands)	$36,429		$38,790		$68,017		$32,691		$14,661		$5,217
Portfolio turnover	173	%(f)	413	%(f)	576	%(f)	545	%(f)	465	%(f)	519	%(f)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285%, 253% and 246% for the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.63		$5.46		$5.15		$4.77
Income from investment operations:
Net investment income	0.07		0.14		0.12		0.17		0.20		0.26
Net realized and unrealized gain (loss)	0.06		(0.01)		0.08		0.20		0.35		0.37
Total from investment operations	0.13		0.13		0.20		0.37		0.55		0.63
Less distributions to shareholders:
Net investment income	(0.08)		(0.19)		(0.16)		(0.18)		(0.24)		(0.25)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—		—
Total distributions to shareholders	(0.08)		(0.21)		(0.27)		(0.20)		(0.24)		(0.25)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$5.53		$5.48		$5.56		$5.63		$5.46		$5.15
Total return	2.31%		2.52%		3.65%		6.90%		10.76%		13.58%
Ratios to average net assets(b)
Total gross expenses	0.51	%(c)	0.51%		0.51%		0.52%		0.62%		0.62%
Total net expenses(d)	0.49	%(c)	0.49%		0.50%		0.52%		0.48%		0.47%
Net investment income	2.60	%(c)	2.60%		2.17%		3.12%		3.76%		5.33%
Supplemental data
Net assets, end of period (in thousands)	$783,658		$785,350		$789,766		$739,181		$221,198		$132,495
Portfolio turnover	173	%(e)	413	%(e)	576	%(e)	545	%(e)	465	%(e)	519	%(e)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285%, 253% and 246% for the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class K	(Unaudited)		2014		2013		2012		2011		2010
Per share data
Net asset value, beginning of period	$5.47		$5.55		$5.62		$5.46		$5.15		$4.77
Income from investment operations:
Net investment income	0.06		0.13		0.11		0.16		0.19		0.25
Net realized and unrealized gain (loss)	0.06		(0.01)		0.08		0.18		0.34		0.37
Total from investment operations	0.12		0.12		0.19		0.34		0.53		0.62
Less distributions to shareholders:
Net investment income	(0.07)		(0.18)		(0.15)		(0.16)		(0.22)		(0.24)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—		—
Total distributions to shareholders	(0.07)		(0.20)		(0.26)		(0.18)		(0.22)		(0.24)
Proceeds from regulatory settlements	—		—		—		0.00	(a)	—		—
Net asset value, end of period	$5.52		$5.47		$5.55		$5.62		$5.46		$5.15
Total return	2.15%		2.20%		3.33%		6.41%		10.44%		13.25%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%		0.81%		0.82%		0.93%		0.93%
Total net expenses(d)	0.79	%(c)	0.79%		0.80%		0.80%		0.78%		0.77%
Net investment income	2.27	%(c)	2.32%		1.88%		2.87%		3.50%		5.09%
Supplemental data
Net assets, end of period (in thousands)	$69		$84		$83		$80		$72		$85
Portfolio turnover	173	%(e)	413	%(e)	576	%(e)	545	%(e)	465	%(e)	519	%(e)

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285%, 253% and 246% for the years ended May 31, 2014, 2013, 2012, 2011 and 2010, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.76
Income from investment operations:
Net investment income	0.07		0.14		0.06
Net realized and unrealized gain (loss)	0.05		(0.01)		(0.06	)(b)
Total from investment operations	0.12		0.13		—
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.09)
Net realized gains	—		(0.02)		(0.11)
Total distributions to shareholders	(0.07)		(0.21)		(0.20)
Net asset value, end of period	$5.53		$5.48		$5.56
Total return	2.24%		2.40%		(0.01%)
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)	0.70%		0.73	%(d)
Total net expenses(e)	0.62	%(d)(f)	0.61	%(f)	0.61	%(d)
Net investment income	2.57	%(d)	2.54%		2.11	%(d)
Supplemental data
Net assets, end of period (in thousands)	$15,157		$12,510		$181
Portfolio turnover	173	%(g)	413	%(g)	576	%(g)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116% and 164% for the years ended May 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.76
Income from investment operations:
Net investment income	0.07		0.14		0.07
Net realized and unrealized gain (loss)	0.04		(0.01)		(0.07	)(b)
Total from investment operations	0.11		0.13		—
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.09)
Net realized gains	—		(0.02)		(0.11)
Total distributions to shareholders	(0.07)		(0.21)		(0.20)
Net asset value, end of period	$5.52		$5.48		$5.56
Total return	2.10%		2.47%		0.04%
Ratios to average net assets(c)
Total gross expenses	0.56	%(d)	0.57%		0.57	%(d)
Total net expenses(e)	0.54	%(d)	0.53%		0.55	%(d)
Net investment income	2.58	%(d)	2.62%		2.16	%(d)
Supplemental data
Net assets, end of period (in thousands)	$7,341		$5,539		$506
Portfolio turnover	173	%(f)	413	%(f)	576	%(f)

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116% and 164% for the years ended May 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$5.49		$5.58		$5.65
Income from investment operations:
Net investment income	0.06		0.12		0.09
Net realized and unrealized gain (loss)	0.06		(0.02)		0.09
Total from investment operations	0.12		0.10		0.18
Less distributions to shareholders:
Net investment income	(0.07)		(0.17)		(0.14)
Net realized gains	—		(0.02)		(0.11)
Total distributions to shareholders	(0.07)		(0.19)		(0.25)
Net asset value, end of period	$5.54		$5.49		$5.58
Total return	2.11%		1.94%		3.15%
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)	0.95%		0.94	%(c)
Total net expenses(d)	0.87	%(c)(e)	0.86	%(e)	0.86	%(c)
Net investment income	2.21	%(c)	2.22%		1.75	%(c)
Supplemental data
Net assets, end of period (in thousands)	$5,830		$7,393		$10,367
Portfolio turnover	173	%(f)	413	%(f)	576	%(f)

Notes to Financial Highlights

(a)  Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116% and 164% for the years ended May 31, 2014 and 2013, respectively.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$5.44
Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain	0.06
Total from investment operations	0.08
Less distributions to shareholders:
Net investment income	(0.02)
Total distributions to shareholders	(0.02)
Net asset value, end of period	$5.50
Total return	1.52%
Ratios to average net assets(b)
Total gross expenses	0.53	%(c)
Total net expenses(d)	0.50	%(c)
Net investment income	2.78	%(c)
Supplemental data
Net assets, end of period (in thousands)	$10
Portfolio turnover	173	%(e)

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia U.S. Government Mortgage Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$5.48		$5.56		$5.63		$5.46		$5.27
Income from investment operations:
Net investment income	0.07		0.13		0.11		0.16		0.11
Net realized and unrealized gain	0.05		(0.00	)(b)	0.09		0.21		0.23
Total from investment operations	0.12		0.13		0.20		0.37		0.34
Less distributions to shareholders:
Net investment income	(0.07)		(0.19)		(0.16)		(0.18)		(0.15)
Net realized gains	—		(0.02)		(0.11)		(0.02)		—
Total distributions to shareholders	(0.07)		(0.21)		(0.27)		(0.20)		(0.15)
Proceeds from regulatory settlements	—		—		—		0.00	(b)	—
Net asset value, end of period	$5.53		$5.48		$5.56		$5.63		$5.46
Total return	2.24%		2.40%		3.53%		6.82%		6.59%
Ratios to average net assets(c)
Total gross expenses	0.70	%(d)	0.70%		0.69%		0.68%		0.62	%(d)
Total net expenses(e)	0.62	%(d)(f)	0.61	%(f)	0.61	%(f)	0.61	%(f)	0.58	%(d)
Net investment income	2.47	%(d)	2.46%		2.01%		2.96%		3.12	%(d)
Supplemental data
Net assets, end of period (in thousands)	$439,807		$452,308		$886,922		$424,251		$51,912
Portfolio turnover	173	%(g)	413	%(g)	576	%(g)	545	%(g)	465	%(g)

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Includes mortgage dollar rolls. If mortgage dollar roll transactions were excluded, the portfolio turnover would have been 17% for the six months ended November 30, 2014 and 116%, 164%, 285% and 253% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
32

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia U.S. Government Mortgage Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Asset and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate

Semiannual Report 2014
33

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the securities' cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Option contracts are valued at the mean of the latest quoted bid and asked prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange (NYSE).

Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Options Contracts

Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to protect gains. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the counterparty or the Fund upon closure, exercise or expiration of the contract.

Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or

Semiannual Report 2014
35

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.

For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.

Contracts and premiums associated with options contracts written for the six months ended November 30, 2014:

Calls
	Contracts	Premiums ($)
Balance at May 31, 2014	250,000,000	150,000
Opened	—	—
Closed	—	—
Expired	250,000,000	150,000
Exercised	—	—
Balance at November 30, 2014	—	—

Swap Contracts

Swap contracts are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund's counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the counterparty because the CCP stands between the Fund and the counterparty. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

Interest Rate Swaption Contracts

Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. The Fund purchased or wrote interest rate swaption contracts to manage exposure to fluctuations in interest rates, to hedge the fair value of other Fund investments, and as part of an investment strategy. These instruments may be used for other purposes in future periods. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on investments in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.

When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.

Total Return Swap Contracts

The Fund entered into total return swap contracts to obtain long or short exposure to the total return on a basket of

Semiannual Report 2014
36

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

reference securities in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security or market without owning, taking physical custody of, or short selling such security or securities in a market.

Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain or (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses).

Total return swap contracts may be subject to liquidity risk, which exists when a particular swap contract is difficult to purchase or sell. It may not be possible for the Fund to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Total return swap contracts are subject to the risk associated with the investment in the underlying reference instruments. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference instruments. This risk may be offset if the Fund holds any of the underlying reference instruments. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.

Total return swap contracts are also subject to the risk of the counterparty not fulfilling its obligations under the contract (counterparty credit risk). The Fund attempts to mitigate counterparty credit risk by entering into total return swap contracts only with counterparties that meet prescribed levels of creditworthiness, as determined by the Investment Manager.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Options Purchased Puts(c)	12,556,865	—	12,556,865	—	2,346,357	10,210,508	—
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(d)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(e)
Liability Derivatives:
Over-the-Counter Swap Contracts(f)	104,202	—	104,202	—	—	—	104,202

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Purchased options are included within investments at value on the Statement of Assets and Liabilities.

(d) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(e) Represents the net amount due to counterparties in the event of default.

(f) Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.

Semiannual Report 2014
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Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	1,947,383	*
Interest rate risk	Investments at value — unaffiliated issuers (for purchased options)	12,556,865
Total		14,504,248
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	315,760	*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	104,202	*
Total		419,962

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Interest rate risk	5,096,697	(2,340,448)	(81,376)	2,674,873
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)	Options Contracts Written and Purchased ($)	Swap Contracts ($)	Total ($)
Interest rate risk	1,359,488	(8,068,718)	(52,077)	(6,761,307)

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30 , 2014:

Derivative Instrument		Average Notional Amounts ($)*
Futures contracts — Long		236,696,365
Futures contracts — Short		23,809,774
Derivative Instrument		Average Market Value ($)*
Options contracts — Purchased		16,133,165
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Total return swap contracts	—	(79,538)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that management has determined are creditworthy. The Fund, through the custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Management is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Semiannual Report 2014
38

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Offsetting of Financial Assets

The following table presents the Fund's gross and net amount of assets available for offset under a netting arrangement for repurchase agreements as well as the related collateral received by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Repurchase Agreements	75,000,000	—	75,000,000	—	—	75,000,000	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions

The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.

For financial reporting and tax purposes, the Fund treats "to be announced" mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund's portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.

Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.

Stripped Securities

The Fund may invest in Interest Only (IO) and Principal Only (PO) stripped mortgage-backed securities. These securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in an IO security, therefore the daily interest accrual factor is adjusted each month to reflect the paydown of principal. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts,

Semiannual Report 2014
39

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.43% to 0.30% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.43% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.07% to 0.04% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $1,870.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the

Semiannual Report 2014
40

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R4	0.19
Class R5	0.05
Class W	0.18
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $8,443.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $733,000 and $150,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $102,633 for Class A, $808 for Class B, and $450 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses

Semiannual Report 2014
41

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014		Contractual Expense Cap Prior to October 1, 2014
Class A	0.88%		0.86%
Class B	1.63		1.61
Class C	1.63		1.61
Class I	0.50		0.48
Class K	0.80		0.78
Class R4	0.63		0.61
Class R5	0.55		0.53
Class W	0.88		0.86
Class Y	0.50	*	—
Class Z	0.63		0.61

*Class Y shares commenced operations on October 1, 2014.

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $2,378,579,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$50,448,000
Unrealized depreciation	(27,777,000)
Net unrealized appreciation	$22,671,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
Unlimited short-term	38,912,096

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, but including mortgage dollar rolls, aggregated to $3,975,470,711 and $3,983,731,363, respectively, for the six months ended November 30, 2014, of which $4,544,635,721 and $4,472,428,755, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, one unaffiliated shareholder of record owned 13.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 56.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or

Semiannual Report 2014
42

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Mortgage-Backed Securities Risk

The value of mortgage-backed securities may be affected by, among other things, changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements or the quality of underlying assets or the market's assessment thereof. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the

Semiannual Report 2014
43

Columbia U.S. Government Mortgage Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
44

Columbia U.S. Government Mortgage Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014
45

Columbia U.S. Government Mortgage Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR236_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Absolute Return Enhanced Multi-Strategy Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Absolute Return Enhanced Multi-Strategy Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	22
Statement of Operations	24
Statement of Changes in Net Assets	25
Financial Highlights	27
Notes to Financial Statements	35
Important Information About This Report	45

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Absolute Return Enhanced Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund) Class A shares returned 0.94% excluding sales charges for the six-month period that ended November 30, 2014.

>  During the same period, the Citigroup 3-Month U.S. Treasury Bill Index returned 0.01%, the S&P 500 Index, a broad measure of the U.S. equity market, returned 8.58% and the Barclays U.S. Aggregate Bond Index, a broad measure of the domestic fixed-income market, returned 1.92%.

>  The Fund underperformed its Blended Index, which returned 5.89% for the same time period.

>  On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class A	03/31/11
Excluding sales charges		0.94	-3.94	-0.15
Including sales charges		-4.82	-9.49	-1.75
Class B	03/31/11
Excluding sales charges		0.53	-4.59	-0.90
Including sales charges		-4.47	-9.35	-1.70
Class C	03/31/11
Excluding sales charges		0.53	-4.59	-0.88
Including sales charges		-0.47	-5.55	-0.88
Class I	03/31/11	1.14	-3.56	0.18
Class R	03/31/11	0.84	-4.07	-0.40
Class R5*	11/08/12	1.14	-3.63	0.04
Class W	03/31/11	0.83	-4.05	-0.14
Class Z	03/31/11	1.04	-3.63	0.11
Citigroup 3-Month U.S. Treasury Bill Index		0.01	0.04	0.05
S&P 500 Index		8.58	16.86	15.33
Barclays U.S. Aggregate Bond Index		1.92	5.27	4.15
Blended Index		5.89	12.17	10.93

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. If they had, returns would be lower. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The indices do not reflect the effects of sales charges, expenses and taxes. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

The Blended Index is comprised 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Bond Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2014)
Goldman Sachs Group, Inc. (The)	3.5
Comcast Corp., Class A	3.5
Cubist Pharmaceuticals, Inc.	3.3
Alexandria Real Estate Equities, Inc.	3.2
Bluebird Bio, Inc.	3.2
Activision Blizzard, Inc.	2.7
Rockwell Automation, Inc.	2.7
Nike, Inc., Class B	2.6
DISH Network Corp., Class A	2.6
Electronic Arts, Inc.	2.5

Percentages indicated are based upon total long investments (excluding Money Market Funds).

Top Ten Holdings (%) — Short Positions (at November 30, 2014)
Coach, Inc.	(3.5)
Dick's Sporting Goods, Inc.	(3.4)
Armstrong World Industries, Inc.	(2.8)
Regeneron Pharmaceuticals, Inc.	(2.8)
First Republic Bank	(2.8)
Xerox Corp.	(2.7)
Target Corp.	(2.4)
Clorox Co. (The)	(2.4)
Expeditors International of Washington, Inc.	(2.4)
SAP SE, ADR	(2.4)

Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, PhD

Semiannual Report 2014
5

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2014)
	Long		Short	Net
Common Stocks	36.4		(36.2)	0.2
Consumer Discretionary	7.8		(7.8)	0.0
Consumer Staples	2.1		(2.1)	0.0
Energy	2.8		(2.7)	0.1
Financials	5.2		(5.1)	0.1
Health Care	5.8		(6.0)	(0.2)
Industrials	3.9		(3.8)	0.1
Information Technology	8.4		(8.3)	0.1
Materials	0.4		(0.4)	0.0
Convertible Bonds	0.0	(a)	0.0	0.0	(a)
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(b)	99.8		0.0	99.8
Total	136.2		(36.2)	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds (amounting to $73.2 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2014
6

Columbia Absolute Return Enhanced Multi-Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.40	1,016.26	8.72	8.75	1.74
Class B	1,000.00	1,000.00	1,005.30	1,012.42	12.55	12.59	2.51
Class C	1,000.00	1,000.00	1,005.30	1,012.47	12.50	12.54	2.50
Class I	1,000.00	1,000.00	1,011.40	1,017.85	7.12	7.14	1.42
Class R	1,000.00	1,000.00	1,008.40	1,014.86	10.11	10.15	2.02
Class R5	1,000.00	1,000.00	1,011.40	1,017.70	7.27	7.29	1.45
Class W	1,000.00	1,000.00	1,008.30	1,016.21	8.76	8.80	1.75
Class Z	1,000.00	1,000.00	1,010.40	1,017.40	7.57	7.59	1.51

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014
7

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 26.8%

Issuer	Shares	Value ($)
Consumer Discretionary 5.8%
Hotels, Restaurants & Leisure 0.4%
Hilton Worldwide Holdings, Inc.(a)	16,730	438,661
Internet & Catalog Retail 0.5%
Priceline Group, Inc. (The)(a)(b)	400	464,076
Media 2.3%
Cinemark Holdings, Inc.(b)	11,765	427,187
Comcast Corp., Class A(b)	16,225	925,474
DISH Network Corp., Class A(a)(b)	8,738	693,885
Viacom, Inc., Class B(b)	3,848	291,024
Total		2,337,570
Specialty Retail 0.6%
Cabela's, Inc.(a)(b)	10,815	586,605
Textiles, Apparel & Luxury Goods 2.0%
Nike, Inc., Class B(b)	7,135	708,434
PVH Corp.(b)	4,430	563,230
VF Corp.(b)	8,875	667,134
Total		1,938,798
Total Consumer Discretionary		5,765,710
Consumer Staples 1.5%
Beverages 0.6%
Dr. Pepper Snapple Group, Inc.(b)	8,530	631,220
Food Products 0.6%
Archer-Daniels-Midland Co.	11,820	622,677
Personal Products 0.3%
Avon Products, Inc.	26,915	263,229
Total Consumer Staples		1,517,126
Energy 2.1%
Energy Equipment & Services 0.5%
Halliburton Co.(b)	12,370	522,014
Oil, Gas & Consumable Fuels 1.6%
Anadarko Petroleum Corp.(b)	5,105	404,061
Cimarex Energy Co.(b)	3,835	402,483
ConocoPhillips(b)	5,235	345,876
EOG Resources, Inc.(b)	4,655	403,682
Total		1,556,102
Total Energy		2,078,116

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 3.8%
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)(b)	4,945	931,688
Invesco Ltd.	14,295	576,946
Total		1,508,634
Consumer Finance 0.3%
American Express Co.(b)	3,165	292,509
Insurance 0.3%
MetLife, Inc.	5,390	299,738
Real Estate Investment Trusts (REITs) 1.2%
Alexandria Real Estate Equities, Inc.(b)	10,055	863,926
Duke Realty Corp.(b)	15,170	294,905
Total		1,158,831
Real Estate Management & Development 0.5%
St. Joe Co. (The)(a)	28,770	534,834
Total Financials		3,794,546
Health Care 4.3%
Biotechnology 3.5%
ARIAD Pharmaceuticals, Inc.(a)	44,490	316,324
Auspex Pharmaceuticals, Inc.(a)(b)	17,090	414,091
Bluebird Bio, Inc.(a)	20,460	843,566
Clovis Oncology, Inc.(a)(b)	10,760	511,961
Cubist Pharmaceuticals, Inc.(a)(b)	11,570	877,121
Vertex Pharmaceuticals, Inc.(a)(b)	4,580	539,890
Total		3,502,953
Health Care Equipment & Supplies 0.4%
HeartWare International, Inc.(a)(b)	4,705	345,959
Pharmaceuticals 0.4%
AstraZeneca PLC, ADR	5,785	429,073
Total Health Care		4,277,985
Industrials 2.9%
Airlines 1.3%
Alaska Air Group, Inc.	10,690	631,031
Delta Air Lines, Inc.(b)	14,055	655,947
Total		1,286,978
Electrical Equipment 0.7%
Rockwell Automation, Inc.(b)	6,270	723,621

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 0.3%
IDEX Corp.(b)	3,640	279,588
Road & Rail 0.6%
Norfolk Southern Corp.(b)	5,380	600,623
Total Industrials		2,890,810
Information Technology 6.1%
Internet Software & Services 0.8%
Google, Inc., Class C(a)(b)	1,015	549,958
HomeAway, Inc.(a)(b)	8,965	281,142
Total		831,100
Semiconductors & Semiconductor Equipment 1.2%
Broadcom Corp., Class A	6,755	291,343
TriQuint Semiconductor, Inc.(a)	12,570	306,331
Xilinx, Inc.(b)	13,230	601,171
Total		1,198,845
Software 3.8%
Activision Blizzard, Inc.(b)	33,855	732,961
Autodesk, Inc.(a)	7,485	464,070
Check Point Software Technologies Ltd.(a)(b)	6,769	523,311
Electronic Arts, Inc.(a)(b)	15,285	671,470
Fortinet, Inc.(a)(b)	10,860	299,302
salesforce.com, Inc.(a)(b)	10,175	609,177
Tableau Software, Inc., Class A(a)(b)	3,355	281,418
VMware, Inc., Class A(a)(b)	2,745	241,450
Total		3,823,159
Technology Hardware, Storage & Peripherals 0.3%
EMC Corp.(b)	9,515	288,780
Total Information Technology		6,141,884
Materials 0.3%
Chemicals 0.3%
Monsanto Co.(b)	2,395	287,185
Total Materials		287,185
Total Common Stocks (Cost: $24,170,675)		26,753,362

Convertible Bonds —%

Issuer	Coupon Rate	Principal Amount	Value ($)
Metals —%
Patriot Coal Corp. Senior Unsecured(c)(d)(e) 05/31/13	3.250%	115,000	11
Total Convertible Bonds (Cost: $114,071)			11

Money Market Funds 73.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(f)(g)	73,223,695	73,223,695
Total Money Market Funds (Cost: $73,223,695)		73,223,695
Total Investments (Cost: $97,508,441)		99,977,068
Investments Sold Short (26.6)%
Common Stocks (26.6)%
Issuer	Shares	Value ($)
Consumer Discretionary (5.7)%
Hotels, Restaurants & Leisure (1.0)%
Choice Hotels International, Inc.	(8,200)	(454,362)
Panera Bread Co., Class A(a)	(3,270)	(547,398)
Total		(1,001,760)
Internet & Catalog Retail (0.3)%
Groupon, Inc.(a)	(37,225)	(280,304)
Media (0.9)%
Grupo Televisa SAB, ADR	(7,883)	(294,430)
Regal Entertainment Group, Class A	(26,775)	(618,235)
Total		(912,665)
Multiline Retail (0.6)%
Target Corp.	(8,675)	(641,950)
Specialty Retail (2.0)%
Dick's Sporting Goods, Inc.	(18,025)	(912,245)
Staples, Inc.	(32,685)	(459,551)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	(4,595)	(581,222)
Total		(1,953,018)
Textiles, Apparel & Luxury Goods (0.9)%
Coach, Inc.	(24,740)	(918,349)
Total Consumer Discretionary		(5,708,046)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Consumer Staples (1.5)%
Food & Staples Retailing (0.6)%
Sprouts Farmers Market, Inc.(a)	(19,070)	(606,235)
Household Products (0.9)%
Clorox Co. (The)	(6,315)	(641,731)
Colgate-Palmolive Co.	(4,095)	(284,971)
Total		(926,702)
Total Consumer Staples		(1,532,937)
Energy (2.0)%
Energy Equipment & Services (1.4)%
Rowan Companies PLC, Class A	(18,995)	(413,521)
SEACOR Holdings, Inc.(a)	(7,125)	(506,872)
Tidewater, Inc.	(13,380)	(413,576)
Total		(1,333,969)
Oil, Gas & Consumable Fuels (0.6)%
Bill Barrett Corp.(a)	(23,405)	(237,093)
Pioneer Natural Resources Co.	(2,765)	(396,031)
Total		(633,124)
Total Energy		(1,967,093)
Financials (3.8)%
Banks (1.3)%
First Republic Bank	(14,455)	(744,866)
Westamerica Bancorporation	(11,600)	(563,760)
Total		(1,308,626)
Capital Markets (0.3)%
SEI Investments Co.	(7,510)	(297,621)
Insurance (1.2)%
Progressive Corp. (The)	(21,175)	(576,807)
Travelers Companies, Inc. (The)	(2,815)	(294,027)
WR Berkley Corp.	(5,755)	(300,641)
Total		(1,171,475)
Real Estate Investment Trusts (REITs) (1.0)%
American Homes 4 Rent, Class A	(24,740)	(425,528)
Healthcare Realty Trust, Inc.	(21,630)	(571,249)
Iron Mountain, Inc.	(307)	(11,669)
Total		(1,008,446)
Total Financials		(3,786,168)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care (4.4)%
Biotechnology (2.9)%
Agios Pharmaceuticals, Inc.(a)	(5,415)	(545,886)
Alexion Pharmaceuticals, Inc.(a)	(1,440)	(280,656)
Ironwood Pharmaceuticals, Inc.(a)	(45,090)	(624,046)
Regeneron Pharmaceuticals, Inc.(a)	(1,800)	(748,998)
Synageva Biopharma Corp.(a)	(4,010)	(325,612)
United Therapeutics Corp.(a)	(3,035)	(402,350)
Total		(2,927,548)
Health Care Equipment & Supplies (0.6)%
Varian Medical Systems, Inc.(a)	(6,680)	(591,247)
Health Care Providers & Services (0.5)%
WellCare Health Plans, Inc.(a)	(5,875)	(433,222)
Pharmaceuticals (0.4)%
Eli Lilly & Co.	(6,145)	(418,597)
Total Health Care		(4,370,614)
Industrials (2.8)%
Air Freight & Logistics (0.6)%
Expeditors International of Washington, Inc.	(13,705)	(641,668)
Building Products (0.7)%
Armstrong World Industries, Inc.(a)	(14,990)	(750,999)
Commercial Services & Supplies (0.3)%
Stericycle, Inc.(a)	(2,345)	(302,318)
Machinery (0.6)%
PACCAR, Inc.	(8,902)	(596,612)
Trading Companies & Distributors (0.6)%
Fastenal Co.	(12,390)	(560,028)
Total Industrials		(2,851,625)
Information Technology (6.1)%
Electronic Equipment, Instruments & Components (1.0)%
Dolby Laboratories, Inc., Class A	(12,150)	(539,217)
Vishay Intertechnology, Inc.	(35,575)	(493,425)
Total		(1,032,642)
Internet Software & Services (0.8)%
AOL, Inc.(a)	(6,460)	(298,193)
LinkedIn Corp., Class A(a)	(1,940)	(438,964)
Total		(737,157)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
IT Services (0.7)%
Xerox Corp.	(51,810)	(723,268)
Semiconductors & Semiconductor Equipment (1.1)%
Analog Devices, Inc.	(5,515)	(301,340)
Intersil Corp., Class A	(40,295)	(528,267)
Silicon Laboratories, Inc.(a)	(6,195)	(280,943)
Total		(1,110,550)
Software (1.5)%
Concur Technologies, Inc.(a)	(4,210)	(542,290)
SAP SE, ADR	(9,060)	(637,099)
Zynga, Inc., Class A(a)	(107,245)	(278,837)
Total		(1,458,226)
Technology Hardware, Storage & Peripherals (1.0)%
Diebold, Inc.	(15,060)	(544,871)
Lexmark International, Inc., Class A	(11,131)	(477,075)
Total		(1,021,946)
Total Information Technology		(6,083,789)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials (0.3)%
Chemicals (0.3)%
Air Products & Chemicals, Inc.	(2,050)	(294,851)
Total Materials		(294,851)
Total Common Stocks (Proceeds: $24,933,708)		(26,595,123)
Total Investments Sold Short (Proceeds: $24,933,708)		(26,595,123)
Total Investments, Net of Investments Sold Short		73,381,945
Other Assets & Liabilities, Net		26,591,537
Net Assets		99,973,482

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	12/12/14	14,000,000 AUD	12,209,582 USD	305,614	—
Barclays Bank PLC	12/12/14	1,000,000 CAD	891,554 USD	17,257	—
Barclays Bank PLC	12/12/14	22,150,000 EUR	28,097,541 USD	553,648	—
Barclays Bank PLC	12/12/14	4,765,500,000 JPY	44,391,968 USD	4,241,420	—
Barclays Bank PLC	12/12/14	4,600,000 NOK	706,403 USD	50,945	—
Barclays Bank PLC	12/12/14	14,900,000 NZD	11,652,471 USD	—	(23,668)
Barclays Bank PLC	12/12/14	14,939,086 SEK	2,084,370 USD	80,835	—
Barclays Bank PLC	12/12/14	2,700,000 SGD	2,122,642 USD	52,518	—
Barclays Bank PLC	12/12/14	523,268 USD	600,000 AUD	—	(13,098)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	12/12/14	6,909,544 USD	7,750,000 CAD	—	(133,745)
Barclays Bank PLC	12/12/14	8,112,459 USD	7,725,000 CHF	—	(116,419)
Barclays Bank PLC	12/12/14	761,107 USD	600,000 EUR	—	(14,997)
Barclays Bank PLC	12/12/14	4,254,655 USD	2,650,000 GBP	—	(115,584)
Barclays Bank PLC	12/12/14	184,443 USD	19,800,000 JPY	—	(17,623)
Barclays Bank PLC	12/12/14	47,183,089 USD	307,250,000 NOK	—	(3,402,798)
Barclays Bank PLC	12/12/14	391,023 USD	500,000 NZD	794	—
Barclays Bank PLC	12/12/14	4,283,405 USD	30,700,000 SEK	—	(166,116)
Barclays Bank PLC	12/12/14	49,331,761 USD	62,750,000 SGD	—	(1,220,556)
Citigroup Global Markets,Inc.	12/12/14	600,000 AUD	523,434 USD	13,264	—
Citigroup Global Markets,Inc.	12/12/14	18,600,000 CAD	16,588,037 USD	326,119	—
Citigroup Global Markets,Inc.	12/12/14	900,000 CHF	945,418 USD	13,840	—
Citigroup Global Markets,Inc.	12/12/14	1,800,000 GBP	2,889,864 USD	78,420	—
Citigroup Global Markets,Inc.	12/12/14	1,070,000,000 JPY	9,971,019 USD	955,997	—
Citigroup Global Markets,Inc.	12/12/14	224,400,000 NOK	34,468,458 USD	2,493,528	—
Citigroup Global Markets,Inc.	12/12/14	26,400,000 NZD	20,653,512 USD	—	(34,410)
Citigroup Global Markets,Inc.	12/12/14	2,854,411 SEK	398,410 USD	15,595	—
Citigroup Global Markets,Inc.	12/12/14	15,179,586 USD	17,400,000 AUD	—	(384,654)
Citigroup Global Markets,Inc.	12/12/14	267,549 USD	300,000 CAD	—	(5,260)
Citigroup Global Markets,Inc.	12/12/14	19,538,636 USD	18,600,000 CHF	—	(286,036)
Citigroup Global Markets,Inc.	12/12/14	8,880,410 USD	7,000,000 EUR	—	(175,794)
Citigroup Global Markets,Inc.	12/12/14	13,549,692 USD	8,439,652 GBP	—	(367,686)
Citigroup Global Markets,Inc.	12/12/14	1,075,219 USD	7,000,000 NOK	—	(77,784)
Citigroup Global Markets,Inc.	12/12/14	1,228,012 USD	1,569,686 NZD	2,046	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citigroup Global Markets,Inc.	12/12/14	7,299,881 USD	52,300,000 SEK	—	(285,738)
Citigroup Global Markets,Inc.	12/12/14	88,572,428 USD	112,700,000 SGD	—	(2,163,937)
Credit Suisse Securities (USA) L.L.C.	12/12/14	12,500,000 AUD	10,835,590 USD	207,046	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	8,700,000 CAD	7,737,040 USD	130,660	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	8,500,000 CHF	8,932,015 USD	133,784	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	6,600,000 EUR	8,382,774 USD	175,564	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	1,600,000 GBP	2,581,699 USD	82,638	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	31,800,000 JPY	269,549 USD	1,626	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	102,700,000 NOK	15,758,520 USD	1,124,717	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	21,800,000 SEK	2,929,378 USD	5,700	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	53,100,000 SGD	41,742,668 USD	1,030,239	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	709,611 USD	800,000 AUD	—	(29,384)
Credit Suisse Securities (USA) L.L.C.	12/12/14	3,348,663 USD	3,200,000 CHF	—	(36,389)
Credit Suisse Securities (USA) L.L.C.	12/12/14	2,008,566 USD	1,600,000 EUR	—	(18,940)
Credit Suisse Securities (USA) L.L.C.	12/12/14	4,305,077 USD	2,700,000 GBP	—	(87,911)
Credit Suisse Securities (USA) L.L.C.	12/12/14	6,107,828 USD	668,500,000 JPY	—	(475,545)
Credit Suisse Securities (USA) L.L.C.	12/12/14	1,304,913 USD	8,800,000 NOK	—	(50,994)
Credit Suisse Securities (USA) L.L.C.	12/12/14	548,144 USD	700,000 NZD	399	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	157,687 USD	200,000 NZD	—	(960)
Credit Suisse Securities (USA) L.L.C.	12/12/14	6,427,378 USD	46,800,000 SEK	—	(150,861)
Credit Suisse Securities (USA) L.L.C.	12/12/14	2,527,556 USD	3,300,000 SGD	2,595	—
Credit Suisse Securities (USA) L.L.C.	12/12/14	691,191 USD	900,000 SGD	—	(1,150)
Deutsch Bank	12/12/14	2,800,000 AUD	2,443,636 USD	62,842	—
Deutsch Bank	12/12/14	1,200,000 CAD	1,070,732 USD	21,576	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsch Bank	12/12/14	600,000 EUR	761,702 USD	15,592	—
Deutsch Bank	12/12/14	132,000,000 JPY	1,230,200 USD	118,066	—
Deutsch Bank	12/12/14	1,300,000 SGD	1,022,071 USD	25,345	—
Deutsch Bank	12/12/14	523,636 USD	600,000 AUD	—	(13,466)
Deutsch Bank	12/12/14	210,178 USD	200,000 CHF	—	(3,160)
Deutsch Bank	12/12/14	2,537,166 USD	2,000,000 EUR	—	(50,132)
Deutsch Bank	12/12/14	1,285,400 USD	800,000 GBP	—	(35,869)
Deutsch Bank	12/12/14	265,142 USD	1,900,000 SEK	—	(10,326)
HSBC Securities (USA), Inc.	12/12/14	19,600,000 CHF	20,593,643 USD	305,957	—
HSBC Securities (USA), Inc.	12/12/14	10,939,652 GBP	17,568,753 USD	481,963	—
HSBC Securities (USA), Inc.	12/12/14	1,500,000 SGD	1,179,245 USD	29,177	—
HSBC Securities (USA), Inc.	12/12/14	9,950,946 USD	11,400,000 AUD	—	(257,715)
HSBC Securities (USA), Inc.	12/12/14	4,015,348 USD	4,500,000 CAD	—	(81,013)
HSBC Securities (USA), Inc.	12/12/14	18,280,512 USD	14,400,000 EUR	—	(373,873)
HSBC Securities (USA), Inc.	12/12/14	27,228,669 USD	2,921,500,000 JPY	—	(2,614,289)
HSBC Securities (USA), Inc.	12/12/14	7,916,500 USD	51,500,000 NOK	—	(578,225)
HSBC Securities (USA), Inc.	12/12/14	16,362,610 USD	20,900,000 NZD	15,329	—
HSBC Securities (USA), Inc.	12/12/14	32,809,315 USD	235,000,000 SEK	—	(1,292,610)
Morgan Stanley	12/12/14	1,000,000 AUD	872,530 USD	22,246	—
Morgan Stanley	12/12/14	5,500,000 CAD	4,905,452 USD	96,821	—
Morgan Stanley	12/12/14	3,500,000 GBP	5,619,605 USD	152,908	—
Morgan Stanley	12/12/14	600,000 NZD	469,489 USD	—	(691)
Morgan Stanley	12/12/14	315,100 USD	300,000 CHF	—	(4,574)
Morgan Stanley	12/12/14	7,155,241 USD	9,100,000 SGD	—	(178,158)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
State Street Bank & Trust Company	12/12/14	4,500,000 AUD	3,926,340 USD	100,065	—
State Street Bank & Trust Company	12/12/14	1,000,000 EUR	1,268,750 USD	25,233	—
State Street Bank & Trust Company	12/12/14	7,421,010 NZD	5,808,276 USD	—	(7,075)
State Street Bank & Trust Company	12/12/14	8,829,038 USD	9,900,000 CAD	—	(173,501)
State Street Bank & Trust Company	12/12/14	1,680,496 USD	1,600,000 CHF	—	(24,358)
State Street Bank & Trust Company	12/12/14	9,474,633 USD	5,900,000 GBP	—	(259,344)
State Street Bank & Trust Company	12/12/14	1,992,994 USD	213,900,000 JPY	—	(190,832)
UBS Securities	12/12/14	3,614,990 AUD	3,149,886 USD	76,120	—
UBS Securities	12/12/14	3,600,000 CAD	3,169,621 USD	22,153	—
UBS Securities	12/12/14	3,825,000 CHF	3,988,881 USD	29,676	—
UBS Securities	12/12/14	1,600,000 EUR	1,994,128 USD	4,501	—
UBS Securities	12/12/14	5,850,000 GBP	9,388,524 USD	251,330	—
UBS Securities	12/12/14	354,600,000 JPY	3,296,612 USD	309,017	—
UBS Securities	12/12/14	79,336,197 NOK	12,070,473 USD	765,797	—
UBS Securities	12/12/14	500,000 NZD	394,295 USD	2,478	—
UBS Securities	12/12/14	1,648,676 NZD	1,289,413 USD	—	(2,545)
UBS Securities	12/12/14	488,000,000 SEK	67,732,411 USD	2,284,956	—
UBS Securities	12/12/14	123,050,000 SGD	96,727,848 USD	2,383,884	—
UBS Securities	12/12/14	3,329,717 USD	3,814,990 AUD	—	(85,895)
UBS Securities	12/12/14	14,036,583 USD	15,750,000 CAD	—	(266,412)
UBS Securities	12/12/14	635,829 USD	600,000 CHF	—	(14,777)
UBS Securities	12/12/14	3,367,543 USD	2,650,000 EUR	—	(72,223)
UBS Securities	12/12/14	15,125,082 USD	9,500,000 GBP	—	(286,905)
UBS Securities	12/12/14	18,118,667 USD	1,951,800,000 JPY	—	(1,674,258)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	12/12/14	2,914,219 USD	19,800,000 NOK	—	(92,901)
UBS Securities	12/12/14	22,289,565 USD	28,500,000 NZD	52,398	—
UBS Securities	12/12/14	1,722,666 USD	2,200,000 NZD	—	(7,083)
UBS Securities	12/12/14	2,758,175 USD	19,793,497 SEK	—	(103,598)
UBS Securities	12/12/14	5,897,964 USD	7,600,000 SGD	—	(70,948)
Wells Fargo Bank	12/12/14	1,400,000 AUD	1,220,660 USD	30,263	—
Wells Fargo Bank	12/12/14	2,000,000 CAD	1,782,372 USD	33,779	—
Wells Fargo Bank	12/12/14	15,200,000 NOK	2,335,408 USD	169,548	—
Wells Fargo Bank	12/12/14	5,900,000 SGD	4,636,178 USD	112,575	—
Wells Fargo Bank	12/12/14	1,903,950 USD	1,500,000 EUR	—	(38,675)
Wells Fargo Bank	12/12/14	2,248,820 USD	1,400,000 GBP	—	(62,141)
Wells Fargo Bank	12/12/14	5,573,373 USD	597,800,000 JPY	—	(536,756)
Wells Fargo Bank	12/12/14	782,900 USD	1,000,000 NZD	733	—
Credit Suisse Securities (USA) L.L.C.	12/17/14	5,064,000 CHF	6,310,453 USD	13,116	—
Credit Suisse Securities (USA) L.L.C.	12/17/14	18,000 CHF	22,367 USD	—	(17)
Credit Suisse Securities (USA) L.L.C.	12/17/14	2,524,276 USD	1,609,000 GBP	—	(11,227)
Credit Suisse Securities (USA) L.L.C.	12/17/14	3,807,757 USD	4,817,000 NZD	—	(35,082)
HSBC Securities (USA), Inc.	12/17/14	25,656,000 NOK	3,781,278 USD	126,199	—
HSBC Securities (USA), Inc.	12/17/14	6,372,458 USD	747,082,000 JPY	—	(77,459)
UBS Securities	12/17/14	2,444,000 CHF	2,534,875 USD	4,931	—
Total				20,243,382	(19,446,150)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $2,172,433 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
10YR MINI	395	JPY	48,891,294	12/2014	107,683	—
3MO EUROYEN (TFX)	16	JPY	3,364,023	06/2015	404	—
90 DAY STERLING	19	GBP	3,684,894	06/2015	13,562	—
AUST 10YR BOND	51	AUD	5,435,834	12/2014	110,420	—
BANK ACCEPT	84	CAD	18,126,847	06/2015	1,744	—
CAC40 10 EURO	13	EUR	708,505	12/2014	20,691	—
CAN 10YR BOND	11	CAD	1,324,906	03/2015	16,964	—
CBOE VIX	65	USD	1,153,750	04/2015	5,820	—
CBOE VIX	34	USD	569,500	02/2015	—	(89)
CBOE VIX	105	USD	1,806,000	03/2015	5,734	—
EURO STOXX 50	28	EUR	1,129,451	12/2014	42,615	—
EURO-BUND	9	EUR	1,710,552	12/2014	40,308	—
FTSE 100 INDEX	41	GBP	4,310,666	12/2014	43,062	—
FTSE/MIB INDEX	20	EUR	2,491,377	12/2014	92,863	—
HANG SENG INDEX	1	HKD	154,605	12/2014	697	—
IBEX 35 INDEX	12	EUR	1,605,588	12/2014	62,869	—
LONG GILT	54	GBP	9,914,262	03/2015	77,122	—
MSCI SING IX ETS	61	SGD	3,527,677	12/2014	13,856	—
OMXS30 INDEX	92	SEK	1,807,229	12/2014	42,837	—
S&P 500	1	USD	516,575	12/2014	13,272	—
SPI 200	3	AUD	340,658	12/2014	—	(9,758)
TOPIX INDEX	2	JPY	237,628	12/2014	23,638	—
US LONG BOND	7	USD	998,375	03/2015	14,370	—
Total					750,531	(9,847)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
3MO EURO EURIBOR	(11)	EUR	(3,416,923)	06/2015	—	(707)
3MO EURO SWISS FRANC	(98)	CHF	(25,383,648)	06/2015	—	(5,502)
3MO EUROYEN (TFX)	(69)	JPY	(14,507,350)	06/2015	—	(1,915)
CAN 10YR BOND	(1)	CAD	(120,446)	03/2015	—	(1,201)
CBOE VIX	(147)	USD	(2,182,950)	12/2014	41,868	—
CBOE VIX	(39)	USD	(622,050)	01/2015	—	(7,052)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Futures Contracts Outstanding at November 30, 2014
Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
EURO$ 90 DAY	(152)	USD	(37,863,200)	06/2015	—	(13,129)
EURO-BUND	(58)	EUR	(11,023,558)	12/2014	—	(121,389)
FTSE 100 INDEX	(4)	GBP	(420,553)	12/2014	—	(17,187)
HANG SENG INDEX	(1)	HKD	(154,605)	12/2014	—	(706)
S&P 500	(1)	USD	(516,575)	12/2014	—	(78)
S&P/TSE 60 INDEX	(3)	CAD	(452,243)	12/2014	—	(3,602)
SPI 200	(6)	AUD	(681,316)	12/2014	2,165	—
TOPIX INDEX	(5)	JPY	(594,070)	12/2014	—	(9,528)
US LONG BOND	(17)	USD	(2,424,625)	03/2015	—	(28,722)
Total					44,033	(210,718)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2014, total securities pledged was $18,895,340.

(c)  Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $11, which represents less than 0.01% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Patriot Coal Corp. Senior Unsecured 05/31/2013 3.25%	05/16/2011 - 11/22/2011	114,071

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $11, which represents less than 0.01% of net assets.

(e)  Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $11, which represents less than 0.01% of net assets.

(f)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(g)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	82,850,299	74,412,431	(84,039,035)	73,223,695	36,701	73,223,695

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,765,710	—	—	5,765,710
Consumer Staples	1,517,126	—	—	1,517,126
Energy	2,078,116	—	—	2,078,116
Financials	3,794,546	—	—	3,794,546
Health Care	4,277,985	—	—	4,277,985
Industrials	2,890,810	—	—	2,890,810
Information Technology	6,141,884	—	—	6,141,884
Materials	287,185	—	—	287,185
Common Stocks — Investments Sold Short
Consumer Discretionary	(5,708,046)	—	—	(5,708,046)
Consumer Staples	(1,532,937)	—	—	(1,532,937)
Energy	(1,967,093)	—	—	(1,967,093)
Financials	(3,786,168)	—	—	(3,786,168)
Health Care	(4,370,614)	—	—	(4,370,614)
Industrials	(2,851,625)	—	—	(2,851,625)
Information Technology	(6,083,789)	—	—	(6,083,789)
Materials	(294,851)	—	—	(294,851)
Total Equity Securities	158,239	—	—	158,239
Bonds
Convertible Bonds	—	—	11	11
Total Bonds	—	—	11	11

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds
Money Market Funds	73,223,695	—	—	73,223,695
Total Mutual Funds	73,223,695	—	—	73,223,695
Investments in Securities	73,381,934	—	11	73,381,945
Derivatives
Assets
Forward Foreign Currency Exchange Contracts		20,243,382	—	20,243,382
Futures Contracts	794,564	—	—	794,564
Liabilities
Forward Foreign Currency Exchange Contracts		(19,446,150)	—	(19,446,150)
Futures Contracts	(220,565)	—	—	(220,565)
Total	73,955,933	797,232	11	74,753,176

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible bonds classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $24,284,746)	$26,753,373
Affiliated issuers (identified cost $73,223,695)	73,223,695
Total investments (identified cost $97,508,441)	99,977,068
Cash	2,029
Cash collateral held at broker	23,907,663
Margin deposits	2,172,433
Unrealized appreciation on forward foreign currency exchange contracts	20,243,382
Receivable for:
Investments sold	15,097
Capital shares sold	5,240
Dividends	31,997
Variation margin	156,237
Prepaid expenses	2,402
Total assets	146,513,548
Liabilities
Securities sold short, at value (proceeds $24,933,708)	26,595,123
Unrealized depreciation on forward foreign currency exchange contracts	19,446,150
Payable for:
Investments purchased	17,188
Capital shares purchased	143,822
Dividends and interest on securities sold short	38,507
Variation margin	210,495
Investment management fees	5,027
Distribution and/or service fees	357
Transfer agent fees	3,247
Administration fees	437
Compensation of board members	14,671
Other expenses	65,042
Total liabilities	46,540,066
Net assets applicable to outstanding capital stock	$99,973,482
Represented by
Paid-in capital	$108,101,738
Excess of distributions over net investment income	(2,350,680)
Accumulated net realized loss	(7,921,244)
Unrealized appreciation (depreciation) on:
Investments	2,468,627
Foreign currency translations	(34,775)
Forward foreign currency exchange contracts	797,232
Futures contracts	573,999
Securities sold short	(1,661,415)
Total — representing net assets applicable to outstanding capital stock	$99,973,482

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$17,953,003
Shares outstanding	1,856,663
Net asset value per share	$9.67
Maximum offering price per share(a)	$10.26
Class B
Net assets	$83,149
Shares outstanding	8,738
Net asset value per share	$9.52
Class C
Net assets	$1,882,828
Shares outstanding	197,835
Net asset value per share	$9.52
Class I
Net assets	$78,143,211
Shares outstanding	8,034,350
Net asset value per share	$9.73
Class R
Net assets	$15,954
Shares outstanding	1,664
Net asset value per share	$9.59
Class R5
Net assets	$2,435
Shares outstanding	249
Net asset value per share(b)	$9.79
Class W
Net assets	$100,181
Shares outstanding	10,356
Net asset value per share	$9.67
Class Z
Net assets	$1,792,721
Shares outstanding	184,402
Net asset value per share	$9.72

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$210,677
Dividends — affiliated issuers	36,701
Foreign taxes withheld	(399)
Total income	246,979
Expenses:
Investment management fees	488,366
Distribution and/or service fees
Class A	30,358
Class B	425
Class C	12,193
Class R	35
Class W	158
Transfer agent fees
Class A	15,510
Class B	55
Class C	1,560
Class R	9
Class R5	1
Class W	81
Class Z	1,243
Administration fees	42,467
Compensation of board members	6,458
Custodian fees	32,512
Printing and postage fees	12,539
Registration fees	48,355
Professional fees	19,583
Dividends and interest on securities sold short	137,628
Other	5,728
Total expenses	855,264
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,180)
Total net expenses	806,084
Net investment loss	(559,105)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	8,950,510
Foreign currency translations	(119,880)
Forward foreign currency exchange contracts	633,642
Futures contracts	(1,567,362)
Securities sold short	(715,945)
Net realized gain	7,180,965
Net change in unrealized appreciation (depreciation) on:
Investments	(5,661,820)
Foreign currency translations	(31,997)
Forward foreign currency exchange contracts	1,141,932
Futures contracts	422,308
Securities sold short	(1,475,799)
Net change in unrealized depreciation	(5,605,376)
Net realized and unrealized gain	1,575,589
Net increase in net assets resulting from operations	$1,016,484

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment loss	$(559,105)	$(1,438,621)
Net realized gain (loss)	7,180,965	(12,128,794)
Net change in unrealized appreciation (depreciation)	(5,605,376)	1,443,185
Net increase (decrease) in net assets resulting from operations	1,016,484	(12,124,230)
Distributions to shareholders
Net investment income
Class A	—	(198,465)
Class B	—	(163)
Class C	—	(4,435)
Class I	—	(645,950)
Class R	—	(37)
Class R5	—	(15)
Class W	—	(280,341)
Class Z	—	(22,402)
Total distributions to shareholders	—	(1,151,808)
Increase (decrease) in net assets from capital stock activity	(15,614,129)	43,879,176
Total increase (decrease) in net assets	(14,597,645)	30,603,138
Net assets at beginning of period	114,571,127	83,967,989
Net assets at end of period	$99,973,482	$114,571,127
Excess of distributions over net investment income	$(2,350,680)	$(1,791,575)

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	81,828	782,876	1,290,048	13,002,904
Distributions reinvested	—	—	19,843	198,433
Redemptions	(1,565,862)	(14,979,142)	(2,332,865)	(22,930,108)
Net decrease	(1,484,034)	(14,196,266)	(1,022,974)	(9,728,771)
Class B shares
Subscriptions	—	—	8,500	84,263
Distributions reinvested	—	—	16	160
Redemptions(a)	(4,174)	(39,525)	(6,364)	(63,559)
Net increase (decrease)	(4,174)	(39,525)	2,152	20,864
Class C shares
Subscriptions	4,133	39,082	84,916	843,680
Distributions reinvested	—	—	447	4,426
Redemptions	(111,694)	(1,052,554)	(187,071)	(1,832,758)
Net decrease	(107,561)	(1,013,472)	(101,708)	(984,652)
Class I shares
Subscriptions	28,311	272,280	14,232,623	144,527,436
Distributions reinvested	—	—	64,465	645,935
Redemptions	(60,217)	(578,872)	(9,264,723)	(92,396,280)
Net increase (decrease)	(31,906)	(306,592)	5,032,365	52,777,091
Class R shares
Subscriptions	285	2,712	466	4,590
Distributions reinvested	—	—	3	29
Redemptions	(2)	(16)	(20)	(199)
Net increase	283	2,696	449	4,420
Class W shares
Subscriptions	116	1,112	7,310,311	74,031,114
Distributions reinvested	—	—	28,005	280,331
Redemptions	(8,989)	(86,198)	(7,321,733)	(70,925,822)
Net increase (decrease)	(8,873)	(85,086)	16,583	3,385,623
Class Z shares
Subscriptions	75,858	730,605	169,342	1,716,552
Distributions reinvested	—	—	1,840	18,454
Redemptions	(73,529)	(706,489)	(337,804)	(3,330,405)
Net increase (decrease)	2,329	24,116	(166,622)	(1,595,399)
Total net increase (decrease)	(1,633,936)	(15,614,129)	3,760,245	43,879,176

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.58		$10.28		$10.01		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.10)		(0.06)		(0.06)		(0.01)
Net realized and unrealized gain (loss)	0.15		(0.56)		0.56		0.12		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.09		(0.66)		0.50		0.10		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.23)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.04)		(0.23)		(0.01)		—
Net asset value, end of period	$9.67		$9.58		$10.28		$10.01		$9.92
Total return	0.94%		(6.41	%)(c)	5.08%		1.00	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.86	%(f)(g)	1.97	%(f)	2.15	%(f)	2.15	%(f)	5.76	%(g)
Total net expenses(h)	1.74	%(f)(g)	1.68	%(f)	1.77	%(f)	1.68	%(f)	1.47	%(g)
Net investment loss	(1.27	%)(g)	(1.00%)		(0.63%)		(0.57%)		(0.68	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$17,953		$32,008		$44,838		$55,582		$11,745
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.24% for the six months ended November 30, 2014 and 0.17%, 0.29% and 0.20% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.47		$10.20		$9.92		$9.90		$10.00
Income from investment operations:
Net investment loss	(0.10)		(0.17)		(0.14)		(0.14)		(0.02)
Net realized and unrealized gain (loss)	0.15		(0.55)		0.56		0.13		(0.08)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.05		(0.72)		0.42		0.03		(0.10)
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.14)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.01)		(0.14)		(0.01)		—
Net asset value, end of period	$9.52		$9.47		$10.20		$9.92		$9.90
Total return	0.53%		(7.04	%)(c)	4.26%		0.30	%(d)	(1.00%)
Ratios to average net assets(e)
Total gross expenses	2.62	%(f)(g)	2.75	%(f)	2.87	%(f)	2.92	%(f)	6.86	%(g)
Total net expenses(h)	2.51	%(f)(g)	2.43	%(f)	2.50	%(f)	2.42	%(f)	2.22	%(g)
Net investment loss	(2.05	%)(g)	(1.75%)		(1.40%)		(1.38%)		(1.36	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$83		$122		$110		$92		$28
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.26% for the six months ended November 30, 2014 and 0.17%, 027% and 0.19% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.47		$10.20		$9.93		$9.91		$10.00
Income from investment operations:
Net investment loss	(0.10)		(0.17)		(0.14)		(0.13)		(0.02)
Net realized and unrealized gain (loss)	0.15		(0.55)		0.56		0.12		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.05		(0.72)		0.42		0.03		(0.09)
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.15)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.01)		(0.15)		(0.01)		—
Net asset value, end of period	$9.52		$9.47		$10.20		$9.93		$9.91
Total return	0.53%		(7.05	%)(c)	4.24%		0.30	%(d)	(0.90%)
Ratios to average net assets(e)
Total gross expenses	2.62	%(f)(g)	2.72	%(f)	2.91	%(f)	2.92	%(f)	6.73	%(g)
Total net expenses(h)	2.50	%(f)(g)	2.43	%(f)	2.52	%(f)	2.44	%(f)	2.22	%(g)
Net investment loss	(2.02	%)(g)	(1.75%)		(1.37%)		(1.31%)		(1.44	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,883		$2,891		$4,151		$5,637		$970
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.24% for the six months ended November 30, 2014 and 0.17%, 0.29% and 0.21% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.62		$10.30		$10.03		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.06)		(0.02)		(0.04)		(0.01)
Net realized and unrealized gain (loss)	0.16		(0.56)		0.56		0.12		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.11		(0.62)		0.54		0.12		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.27)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.06)		(0.27)		(0.01)		—
Net asset value, end of period	$9.73		$9.62		$10.30		$10.03		$9.92
Total return	1.14%		(6.04	%)(c)	5.51%		1.21	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.50	%(f)(g)	1.34	%(f)	1.64	%(f)	1.53	%(f)	3.87	%(g)
Total net expenses(h)	1.42	%(f)(g)	1.30	%(f)	1.35	%(f)	1.32	%(f)	1.16	%(g)
Net investment loss	(0.95	%)(g)	(0.63%)		(0.21%)		(0.37%)		(0.48	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$78,143		$77,599		$31,239		$29,587		$27,767
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.27% for the six months ended November 30, 2014 and 0.16%, 0.29% and 0.16% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.51		$10.21		$9.98		$9.91		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.12)		(0.09)		(0.09)		(0.02)
Net realized and unrealized gain (loss)	0.15		(0.55)		0.55		0.13		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.08		(0.67)		0.46		0.08		(0.09)
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.23)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.03)		(0.23)		(0.01)		—
Net asset value, end of period	$9.59		$9.51		$10.21		$9.98		$9.91
Total return	0.84%		(6.55	%)(c)	4.70%		0.80	%(d)	(0.90%)
Ratios to average net assets(e)
Total gross expenses	2.13	%(f)(g)	2.25	%(f)	2.39	%(f)	2.49	%(f)	4.45	%(g)
Total net expenses(h)	2.02	%(f)(g)	1.93	%(f)	2.02	%(f)	1.90	%(f)	1.73	%(g)
Net investment loss	(1.56	%)(g)	(1.24%)		(0.90%)		(0.87%)		(1.08	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$16		$13		$10		$5		$2
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.28% for the six months ended November 30, 2014 and 0.17%, 0.29% and 0.17% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.68		$10.37		$10.05
Income from investment operations:
Net investment loss	(0.05)		(0.07)		(0.01)
Net realized and unrealized gain (loss)	0.16		(0.56)		0.60
Increase from payment by affiliate	—		0.00	(b)	—
Total from investment operations	0.11		(0.63)		0.59
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.27)
Total distributions to shareholders	—		(0.06)		(0.27)
Net asset value, end of period	$9.79		$9.68		$10.37
Total return	1.14%		(6.09	%)(c)	5.99%
Ratios to average net assets(d)
Total gross expenses	1.58	%(e)(f)	1.43	%(e)	1.66	%(e)(f)
Total net expenses(g)	1.45	%(e)(f)	1.36	%(e)	1.35	%(e)(f)
Net investment loss	(1.00	%)(f)	(0.68%)		(0.25	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3
Portfolio turnover	130%		142%		62%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.26% for the six months ended November 30, 2014 and 0.15% and 0.26% for the years ended May 31, 2014 and 2013, respectively.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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32

Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.59		$10.28		$10.01		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.06)		(0.10)		(0.06)		(0.06)		(0.01)
Net realized and unrealized gain (loss)	0.14		(0.55)		0.57		0.12		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.08		(0.65)		0.51		0.10		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.24)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.04)		(0.24)		(0.01)		—
Net asset value, end of period	$9.67		$9.59		$10.28		$10.01		$9.92
Total return	0.83%		(6.32	%)(c)	5.13%		1.00	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.86	%(f)(g)	1.95	%(f)	2.24	%(f)	2.06	%(f)	4.17	%(g)
Total net expenses(h)	1.75	%(f)(g)	1.67	%(f)	1.79	%(f)	1.66	%(f)	1.48	%(g)
Net investment loss	(1.28	%)(g)	(1.01%)		(0.59%)		(0.66%)		(0.83	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$100		$184		$27		$9,334		$2
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.24% for the six months ended November 30, 2014 and 0.16%, 0.31% and 0.18% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.62		$10.30		$10.04		$9.92		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.08)		(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.15		(0.55)		0.56		0.12		(0.07)
Increase from payment by affiliate	—		0.00	(b)	—		0.04		—
Total from investment operations	0.10		(0.63)		0.52		0.13		(0.08)
Less distributions to shareholders:
Net investment income	—		(0.05)		(0.26)		—		—
Net realized gains	—		—		—		(0.01)		—
Total distributions to shareholders	—		(0.05)		(0.26)		(0.01)		—
Net asset value, end of period	$9.72		$9.62		$10.30		$10.04		$9.92
Total return	1.04%		(6.10	%)(c)	5.29%		1.31	%(d)	(0.80%)
Ratios to average net assets(e)
Total gross expenses	1.63	%(f)(g)	1.70	%(f)	1.89	%(f)	1.87	%(f)	6.03	%(g)
Total net expenses(h)	1.51	%(f)(g)	1.43	%(f)	1.52	%(f)	1.42	%(f)	1.22	%(g)
Net investment loss	(1.05	%)(g)	(0.75%)		(0.38%)		(0.33%)		(0.45	%)(g)
Supplemental data
Net assets, end of period (in thousands)	$1,793		$1,751		$3,591		$2,028		$717
Portfolio turnover	130%		142%		62%		154%		11%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.38%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.26% for the six months ended November 30, 2014 and 0.17%, 0.29% and 0.19% for the years ended May 31, 2014, 2013 and 2012, respectively.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Absolute Return Enhanced Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally

Semiannual Report 2014
36

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts primarily for the purpose of gaining market exposure to various foreign currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market,

Semiannual Report 2014
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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the

Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	20,243,382	—	20,243,382	14,309,105	—	—	5,934,277
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	19,446,150	—	19,446,150	14,309,105	—	—	5,137,045

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the

Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

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Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	349,117	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	20,243,382
Interest rate risk	Net assets — unrealized appreciation on futures contracts	445,447	*
Total		21,037,946
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	48,000	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	19,446,150
Interest rate risk	Net assets — unrealized depreciation on futures contracts	172,565	*
Total		19,666,715

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(2,548,913)	(2,548,913)
Foreign exchange risk	633,642	—	633,642
Interest rate risk	—	981,551	981,551
Total	633,642	(1,567,362)	(933,720)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	678,442	678,442
Foreign exchange risk	1,141,932	—	1,141,932
Interest rate risk	—	(256,134)	(256,134)
Total	1,141,932	422,308	1,564,240

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014.

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	95,791,871
Futures contracts — Short	103,106,523
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	12,254,100	(5,822,225)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

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39

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table presents the Fund's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Securities Borrowed	26,595,123	—	26,595,123	—	23,907,663	2,687,400	—

(a) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due to counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2014
40

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.92% to 0.80% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.92% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $626.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American

Semiannual Report 2014
41

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.13%
Class B	0.13
Class C	0.13
Class R	0.13
Class R5	0.05
Class W	0.13
Class Z	0.13

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $9,000 and $6,000 for Class B and Class C shares, respectively. This amount is based on the most recent information available as of September 30, 2014 and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,161 for Class A and $432 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	October 1, 2014 through September 30, 2015	Prior to October 1, 2014
Class A	1.53%	1.53%
Class B	2.28	2.28
Class C	2.28	2.28
Class I	1.19	1.20
Class R	1.78	1.78
Class R5	1.24	1.25
Class W	1.53	1.53
Class Z	1.28	1.28

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary

Semiannual Report 2014
42

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Fund's expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of 1.52% for Class A, 2.27% for Class B, 2.27% for Class C, 1.18% for Class I, 1.77% for Class R, 1.23% for Class R5, 1.52% for Class W and 1.27% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $97,508,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$3,004,000
Unrealized depreciation	(552,000)
Net unrealized appreciation	$2,452,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	3,007,019
No expiration — long-term	2,431,537
Total	5,438,556

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,605,114 and post-October capital losses of $9,510,595 at May 31, 2014 as arising on June 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However,

management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $53,395,642 and $77,914,848, respectively, for the six months ended November 30, 2014.

The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 96.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2014
43

Columbia Absolute Return Enhanced Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, when the Fund uses the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
44

Columbia Absolute Return Enhanced Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an email to serviceinquiries@columbiamanagement.com.

Semiannual Report 2014
45

Columbia Absolute Return Enhanced Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR106_05_E01_(01/15)

Semiannual Report

November 30, 2014

Columbia Absolute Return Multi-Strategy Fund

Not FDIC insured • No bank guarantee • May lose value

About Columbia Management

Backed by more than 100 years of experience, Columbia Management is one of the nation's largest asset managers. At the heart of our success — and, most importantly, that of our investors — are some of the most talented professionals in the industry, brought together by a unique way of working.

It starts with carefully selected, specialized investment teams. While each team brings a diverse and innovative range of skills, all are grounded by a common set of core beliefs. All possess a solid conviction in the power of proprietary, bottom-up research. All look not only at generating returns, but also at the likely consistency of those returns and the risks required to achieve them. And while our culture encourages teams to operate independently and question established thinking, a rigorous investment oversight process ensures that each team stays true to its clearly articulated investment process. At Columbia Management, reaching our performance goals matters, and the way we reach them matters just as much.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

President's Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen
President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What's different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>  The relative value of global equities vs. global bonds actually improved during 2014.

>  Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today's conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President's Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB's balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People's Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>  Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>  Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>  Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor's specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Absolute Return Multi-Strategy Fund

Performance Overview	4
Portfolio Overview	5
Understanding Your Fund's Expenses	7
Portfolio of Investments	8
Statement of Assets and Liabilities	18
Statement of Operations	20
Statement of Changes in Net Assets	21
Financial Highlights	23
Notes to Financial Statements	31
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Absolute Return Multi-Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>  Columbia Absolute Return Multi-Strategy Fund (the Fund) Class A shares returned -0.20% excluding sales charges for the six-month period that ended November 30, 2014.

>  During the same time period, the Fund underperformed the Citigroup 3-Month U.S. Treasury Bill Index, which returned 0.01%, and the Barclays U.S. Aggregate Bond Index, a broad measure of the domestic fixed-income market, which returned 1.92%.

>  On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Average Annual Total Returns (%) (for period ended November 30, 2014)

	Inception	6 Months cumulative	1 Year	Life
Class A	03/31/11
Excluding sales charges		-0.20	-2.81	-0.34
Including sales charges		-3.18	-5.71	-1.17
Class B	03/31/11
Excluding sales charges		-0.62	-3.61	-1.10
Including sales charges		-5.59	-8.43	-1.92
Class C	03/31/11
Excluding sales charges		-0.72	-3.71	-1.10
Including sales charges		-1.72	-4.67	-1.10
Class I	03/31/11	-0.20	-2.69	-0.03
Class R	03/31/11	-0.41	-3.25	-0.62
Class R5*	11/08/12	-0.10	-2.59	-0.17
Class W	03/31/11	-0.20	-2.13	-0.20
Class Z	03/31/11	-0.10	-2.68	-0.13
Citigroup 3-Month U.S. Treasury Bill Index		0.01	0.04	0.05
Barclays U.S. Aggregate Bond Index		1.92	5.27	4.15

Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. If they had, returns would be lower. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Citigroup 3-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014
4

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) — Long Positions (at November 30, 2014)
Goldman Sachs Group, Inc. (The)	3.5
Comcast Corp., Class A	3.5
Cubist Pharmaceuticals, Inc.	3.3
Alexandria Real Estate Equities, Inc.	3.2
Bluebird Bio, Inc.	3.2
Activision Blizzard, Inc.	2.7
Rockwell Automation, Inc.	2.7
Nike, Inc., Class B	2.7
DISH Network Corp., Class A	2.6
Electronic Arts, Inc.	2.5

Percentages indicated are based upon total long investments (excluding Money Market Funds).

Top Ten Holdings (%) — Short Positions (at November 30, 2014)
Coach, Inc.	(3.4)
Dick's Sporting Goods, Inc.	(3.4)
Regeneron Pharmaceuticals, Inc.	(2.8)
Armstrong World Industries, Inc.	(2.8)
First Republic Bank	(2.8)
Xerox Corp.	(2.7)
Clorox Co. (The)	(2.4)
Expeditors International of Washington, Inc.	(2.4)
Target Corp.	(2.4)
SAP SE, ADR	(2.4)

Percentages indicated are based upon total short investments.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Todd White

Jeffrey Knight, CFA

Kent Peterson, PhD

Semiannual Report 2014
5

Columbia Absolute Return Multi-Strategy Fund

Portfolio Overview (continued)

(Unaudited)

Portfolio Breakdown (%) (at November 30, 2014)
	Long	Short	Net
Common Stocks	55.7	(55.5)	0.2
Consumer Discretionary	12.0	(11.9)	0.1
Consumer Staples	3.2	(3.2)	0.0
Energy	4.3	(4.1)	0.2
Financials	7.9	(7.9)	0.0
Health Care	8.9	(9.1)	(0.2)
Industrials	6.0	(6.0)	0.0
Information Technology	12.8	(12.7)	0.1
Materials	0.6	(0.6)	0.0
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	99.8	—	99.8
Total	155.5	(55.5)	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds (amounting to $13.2 million) which have been segregated to cover obligations related to the Fund's investment in derivatives which provides exposure to multiple markets. For a description of the Fund's investments in derivatives, see Investments in Derivatives following the Portfolio of Investments, and Note 2 to the financial statements.

Semiannual Report 2014
6

Columbia Absolute Return Multi-Strategy Fund

Understanding Your Fund's Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	998.00	1,016.21	8.72	8.80	1.75
Class B	1,000.00	1,000.00	993.80	1,012.42	12.48	12.59	2.51
Class C	1,000.00	1,000.00	992.80	1,012.32	12.57	12.69	2.53
Class I	1,000.00	1,000.00	998.00	1,018.75	6.18	6.24	1.24
Class R	1,000.00	1,000.00	995.90	1,014.56	10.35	10.45	2.08
Class R5	1,000.00	1,000.00	999.00	1,017.55	7.38	7.44	1.48
Class W	1,000.00	1,000.00	998.00	1,016.11	8.82	8.90	1.77
Class Z	1,000.00	1,000.00	999.00	1,017.10	7.82	7.90	1.57

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Semiannual Report 2014
7

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 37.1%

Issuer	Shares	Value ($)
Consumer Discretionary 8.0%
Hotels, Restaurants & Leisure 0.6%
Hilton Worldwide Holdings, Inc.(a)(b)	4,620	121,136
Internet & Catalog Retail 0.6%
Priceline Group, Inc. (The)(a)(b)	108	125,301
Media 3.3%
Cinemark Holdings, Inc.(b)	3,260	118,371
Comcast Corp., Class A(b)	4,490	256,109
DISH Network Corp., Class A(a)(b)	2,420	192,172
Viacom, Inc., Class B(b)	1,065	80,546
Total		647,198
Specialty Retail 0.8%
Cabela's, Inc.(a)(b)	2,995	162,449
Textiles, Apparel & Luxury Goods 2.7%
Nike, Inc., Class B(b)	1,975	196,098
PVH Corp.(b)	1,225	155,747
VF Corp.(b)	2,455	184,542
Total		536,387
Total Consumer Discretionary		1,592,471
Consumer Staples 2.1%
Beverages 0.9%
Dr. Pepper Snapple Group, Inc.(b)	2,360	174,640
Food Products 0.8%
Archer-Daniels-Midland Co.	3,270	172,264
Personal Products 0.4%
Avon Products, Inc.(b)	7,435	72,714
Total Consumer Staples		419,618
Energy 2.9%
Energy Equipment & Services 0.7%
Halliburton Co.(b)	3,430	144,746
Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corp.	1,415	111,997
Cimarex Energy Co.(b)	1,060	111,247
ConocoPhillips(b)	1,450	95,801
EOG Resources, Inc.(b)	1,290	111,869
Total		430,914
Total Energy		575,660

Common Stocks (continued)

Issuer	Shares	Value ($)
Financials 5.3%
Capital Markets 2.1%
Goldman Sachs Group, Inc. (The)(b)	1,370	258,122
Invesco Ltd.(b)	3,950	159,422
Total		417,544
Consumer Finance 0.4%
American Express Co.	875	80,867
Insurance 0.4%
MetLife, Inc.(b)	1,490	82,859
Real Estate Investment Trusts (REITs) 1.6%
Alexandria Real Estate Equities, Inc.	2,780	238,858
Duke Realty Corp.(b)	4,200	81,648
Total		320,506
Real Estate Management & Development 0.8%
St. Joe Co. (The)(a)(b)	7,950	147,790
Total Financials		1,049,566
Health Care 5.9%
Biotechnology 4.8%
ARIAD Pharmaceuticals, Inc.(a)	12,290	87,382
Auspex Pharmaceuticals, Inc.(a)(b)	4,735	114,729
Bluebird Bio, Inc.(a)(b)	5,665	233,568
Clovis Oncology, Inc.(a)(b)	2,975	141,550
Cubist Pharmaceuticals, Inc.(a)(b)	3,200	242,592
Vertex Pharmaceuticals, Inc.(a)(b)	1,265	149,118
Total		968,939
Health Care Equipment & Supplies 0.5%
HeartWare International, Inc.(a)(b)	1,305	95,957
Pharmaceuticals 0.6%
AstraZeneca PLC, ADR(b)	1,605	119,043
Total Health Care		1,183,939
Industrials 4.0%
Airlines 1.8%
Alaska Air Group, Inc.	2,960	174,729
Delta Air Lines, Inc.(b)	3,895	181,779
Total		356,508
Electrical Equipment 1.0%
Rockwell Automation, Inc.(b)	1,735	200,236

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
8

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Machinery 0.4%
IDEX Corp.(b)	1,005	77,194
Road & Rail 0.8%
Norfolk Southern Corp.(b)	1,490	166,344
Total Industrials		800,282
Information Technology 8.5%
Internet Software & Services 1.1%
Google, Inc., Class C(a)(b)	280	151,712
HomeAway, Inc.(a)(b)	2,475	77,616
Total		229,328
Semiconductors & Semiconductor Equipment 1.7%
Broadcom Corp., Class A(b)	1,870	80,653
TriQuint Semiconductor, Inc.(a)(b)	3,475	84,686
Xilinx, Inc.(b)	3,665	166,538
Total		331,877
Software 5.3%
Activision Blizzard, Inc.	9,355	202,536
Autodesk, Inc.(a)(b)	2,075	128,650
Check Point Software Technologies Ltd.(a)(b)	1,873	144,802
Electronic Arts, Inc.(a)(b)	4,225	185,604
Fortinet, Inc.(a)(b)	3,005	82,818
salesforce.com, Inc.(a)(b)	2,820	168,833
Tableau Software, Inc., Class A(a)(b)	925	77,589
VMware, Inc., Class A(a)(b)	760	66,849
Total		1,057,681
Technology Hardware, Storage & Peripherals 0.4%
EMC Corp.(b)	2,636	80,003
Total Information Technology		1,698,889
Materials 0.4%
Chemicals 0.4%
Monsanto Co.(b)	660	79,141
Total Materials		79,141
Total Common Stocks (Cost: $6,676,372)		7,399,566

Money Market Funds 66.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(c)(d)	13,231,873	13,231,873
Total Money Market Funds (Cost: $13,231,873)		13,231,873
Total Investments (Cost: $19,908,245)		20,631,439

Investments Sold Short (37.0)%

Common Stocks (37.0)%

Issuer	Shares	Value ($)
Consumer Discretionary (7.9)%
Hotels, Restaurants & Leisure (1.4)%
Choice Hotels International, Inc.	(2,275)	(126,058)
Panera Bread Co., Class A(a)	(905)	(151,497)
Total		(277,555)
Internet & Catalog Retail (0.4)%
Groupon, Inc.(a)	(10,285)	(77,446)
Media (1.2)%
Grupo Televisa SAB, ADR	(2,179)	(81,385)
Regal Entertainment Group, Class A	(7,420)	(171,328)
Total		(252,713)
Multiline Retail (0.9)%
Target Corp.	(2,400)	(177,600)
Specialty Retail (2.7)%
Dick's Sporting Goods, Inc.	(4,980)	(252,038)
Staples, Inc.	(9,050)	(127,243)
Ulta Salon Cosmetics & Fragrance, Inc.(a)	(1,270)	(160,642)
Total		(539,923)
Textiles, Apparel & Luxury Goods (1.3)%
Coach, Inc.	(6,835)	(253,715)
Total Consumer Discretionary		(1,578,952)
Consumer Staples (2.1)%
Food & Staples Retailing (0.8)%
Sprouts Farmers Market, Inc.(a)	(5,280)	(167,851)
Household Products (1.3)%
Clorox Co. (The)	(1,750)	(177,835)
Colgate-Palmolive Co.	(1,130)	(78,637)
Total		(256,472)
Total Consumer Staples		(424,323)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
9

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Energy (2.7)%
Energy Equipment & Services (1.8)%
Rowan Companies PLC, Class A	(5,265)	(114,619)
SEACOR Holdings, Inc.(a)	(1,970)	(140,146)
Tidewater, Inc.	(3,705)	(114,522)
Total		(369,287)
Oil, Gas & Consumable Fuels (0.9)%
Bill Barrett Corp.(a)	(6,480)	(65,642)
Pioneer Natural Resources Co.	(765)	(109,571)
Total		(175,213)
Total Energy		(544,500)
Financials (5.3)%
Banks (1.8)%
First Republic Bank	(4,005)	(206,378)
Westamerica Bancorporation	(3,215)	(156,249)
Total		(362,627)
Capital Markets (0.4)%
SEI Investments Co.	(2,080)	(82,430)
Insurance (1.6)%
Progressive Corp. (The)	(5,860)	(159,626)
Travelers Companies, Inc. (The)	(780)	(81,471)
WR Berkley Corp.	(1,590)	(83,062)
Total		(324,159)
Real Estate Investment Trusts (REITs) (1.5)%
American Homes 4 Rent, Class A	(6,845)	(117,734)
Healthcare Realty Trust, Inc.	(5,987)	(158,117)
Iron Mountain, Inc.	(311)	(11,821)
Total		(287,672)
Total Financials		(1,056,888)
Health Care (6.1)%
Biotechnology (4.1)%
Agios Pharmaceuticals, Inc.(a)	(1,495)	(150,711)
Alexion Pharmaceuticals, Inc.(a)	(400)	(77,960)
Ironwood Pharmaceuticals, Inc.(a)	(12,490)	(172,861)
Regeneron Pharmaceuticals, Inc.(a)	(500)	(208,055)
Synageva Biopharma Corp.(a)	(1,110)	(90,132)
United Therapeutics Corp.(a)	(840)	(111,359)
Total		(811,078)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Equipment & Supplies (0.8)%
Varian Medical Systems, Inc.(a)	(1,850)	(163,744)
Health Care Providers & Services (0.6)%
WellCare Health Plans, Inc.(a)	(1,630)	(120,196)
Pharmaceuticals (0.6)%
Eli Lilly & Co.	(1,695)	(115,463)
Total Health Care		(1,210,481)
Industrials (4.0)%
Air Freight & Logistics (0.9)%
Expeditors International of Washington, Inc.	(3,795)	(177,682)
Building Products (1.1)%
Armstrong World Industries, Inc.(a)	(4,145)	(207,665)
Commercial Services & Supplies (0.4)%
Stericycle, Inc.(a)	(650)	(83,798)
Machinery (0.8)%
PACCAR, Inc.	(2,463)	(165,070)
Trading Companies & Distributors (0.8)%
Fastenal Co.	(3,430)	(155,036)
Total Industrials		(789,251)
Information Technology (8.5)%
Electronic Equipment, Instruments & Components (1.5)%
Dolby Laboratories, Inc., Class A	(3,365)	(149,339)
Vishay Intertechnology, Inc.	(9,855)	(136,689)
Total		(286,028)
Internet Software & Services (1.0)%
AOL, Inc.(a)	(1,790)	(82,626)
LinkedIn Corp., Class A(a)	(535)	(121,055)
Total		(203,681)
IT Services (1.0)%
Xerox Corp.	(14,350)	(200,326)
Semiconductors & Semiconductor Equipment (1.6)%
Analog Devices, Inc.	(1,525)	(83,326)
Intersil Corp., Class A	(11,160)	(146,308)
Silicon Laboratories, Inc.(a)	(1,715)	(77,775)
Total		(307,409)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
10

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Software (2.0)%
Concur Technologies, Inc.(a)	(1,165)	(150,064)
SAP SE, ADR	(2,508)	(176,362)
Zynga, Inc., Class A(a)	(29,680)	(77,168)
Total		(403,594)
Technology Hardware, Storage & Peripherals (1.4)%
Diebold, Inc.	(4,175)	(151,051)
Lexmark International, Inc., Class A	(3,087)	(132,309)
Total		(283,360)
Total Information Technology		(1,684,398)

Investments Sold Short (continued)

Common Stocks (continued)

Issuer	Shares	Value ($)
Materials (0.4)%
Chemicals (0.4)%
Air Products & Chemicals, Inc.	(565)	(81,264)
Total Materials		(81,264)
Total Common Stocks (Proceeds: $7,093,039)		(7,370,057)
Total Investments Sold Short (Proceeds: $7,093,039)		(7,370,057)
Total Investments, Net of Investments Sold Short		13,261,382
Other Assets & Liabilities, Net		6,666,176
Net Assets		19,927,558

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at November 30, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,278,596 AUD	1,107,080 USD	19,910	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	400,000 CAD	353,746 USD	4,028	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,400,000 CHF	1,471,155 USD	22,035	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	1,400,000 EUR	1,777,691 USD	36,767	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	200,000 GBP	322,712 USD	10,330	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	4,000,000 JPY	33,905 USD	204	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	4,622,259 NOK	708,021 USD	49,391	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	2,500,000 SEK	335,818 USD	534	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	400,000 SGD	314,527 USD	7,842	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	88,701 USD	100,000 AUD	—	(3,673)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	418,583 USD	400,000 CHF	—	(4,549)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	251,071 USD	200,000 EUR	—	(2,367)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	157,108 USD	100,000 GBP	—	(917)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
11

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	268,261 USD	30,400,000 JPY	—	(12,133)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	193,088 USD	1,300,000 NOK	—	(7,850)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	529,975 USD	3,900,000 SEK	—	(6,932)
Credit Suisse Securities (USA) L.L.C.	12/12/2014	306,370 USD	400,000 SGD	315	—
Credit Suisse Securities (USA) L.L.C.	12/12/2014	76,799 USD	100,000 SGD	—	(128)
Deutsch Bank	12/12/2014	523,636 USD	600,000 AUD	—	(13,466)
Deutsch Bank	12/12/2014	126,687 USD	100,000 EUR	—	(2,336)
Deutsch Bank	12/12/2014	160,675 USD	100,000 GBP	—	(4,484)
Deutsch Bank	12/12/2014	76,422 USD	8,200,000 JPY	—	(7,334)
HSBC Securities (USA), Inc.	12/12/2014	5,974,843 USD	7,600,000 SGD	—	(147,828)
State Street Bank & Trust Company	12/12/2014	1,600,000 AUD	1,396,032 USD	35,579	—
State Street Bank & Trust Company	12/12/2014	1,605,280 USD	1,800,000 CAD	—	(31,546)
State Street Bank & Trust Company	12/12/2014	1,141,875 USD	900,000 EUR	—	(22,710)
State Street Bank & Trust Company	12/12/2014	2,890,566 USD	1,800,000 GBP	—	(79,122)
UBS Securities	12/12/2014	300,000 AUD	261,255 USD	6,170	—
UBS Securities	12/12/2014	2,200,000 CAD	1,956,046 USD	32,592	—
UBS Securities	12/12/2014	300,000 CHF	311,577 USD	1,051	—
UBS Securities	12/12/2014	300,000 EUR	376,111 USD	3,056	—
UBS Securities	12/12/2014	2,100,000 GBP	3,370,080 USD	90,061	—
UBS Securities	12/12/2014	64,400,000 JPY	599,171 USD	56,584	—
UBS Securities	12/12/2014	7,300,000 NOK	1,107,077 USD	66,894	—
UBS Securities	12/12/2014	100,000 NZD	78,859 USD	496	—
UBS Securities	12/12/2014	200,000 NZD	156,418 USD	—	(309)
UBS Securities	12/12/2014	21,300,000 SEK	2,926,814 USD	70,194	—

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
12

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Forward Foreign Currency Exchange Contracts Open at November 30, 2014 (continued)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
UBS Securities	12/12/2014	7,900,000 SGD	6,210,230 USD	153,205	—
UBS Securities	12/12/2014	1,550,897 USD	1,778,596 AUD	—	(38,586)
UBS Securities	12/12/2014	266,763 USD	300,000 CAD	—	(4,474)
UBS Securities	12/12/2014	1,155,984 USD	1,100,000 CHF	—	(17,389)
UBS Securities	12/12/2014	127,870 USD	100,000 EUR	—	(3,518)
UBS Securities	12/12/2014	1,750,326 USD	1,100,000 GBP	—	(32,221)
UBS Securities	12/12/2014	165,376 USD	18,700,000 JPY	—	(7,823)
UBS Securities	12/12/2014	922,213 USD	6,117,301 NOK	—	(50,554)
UBS Securities	12/12/2014	466,759 USD	600,000 NZD	3,420	—
UBS Securities	12/12/2014	157,612 USD	200,000 NZD	—	(885)
UBS Securities	12/12/2014	221,955 USD	1,600,000 SEK	—	(7,373)
UBS Securities	12/12/2014	698,084 USD	900,000 SGD	—	(8,043)
Credit Suisse Securities (USA) L.L.C.	12/17/2014	702,000 EUR	874,790 USD	1,818	—
Credit Suisse Securities (USA) L.L.C.	12/17/2014	3,000 EUR	3,728 USD	—	(3)
Credit Suisse Securities (USA) L.L.C.	12/17/2014	349,853 USD	223,000 GBP	—	(1,556)
Credit Suisse Securities (USA) L.L.C.	12/17/2014	528,043 USD	668,000 NZD	—	(4,865)
HSBC Securities (USA), Inc.	12/17/2014	3,558,000 NOK	524,391 USD	17,501	—
HSBC Securities (USA), Inc.	12/17/2014	883,841 USD	103,618,000 JPY	—	(10,743)
UBS Securities	12/17/2014	339,000 CHF	351,605 USD	684	—
Total				690,661	(535,717)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
13

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $290,963 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI	56	JPY	6,931,424	12/2014	14,148	—
3MO EUROYEN (TFX)	5	JPY	1,051,257	06/2015	162	—
90 DAY STERLING	6	GBP	1,163,651	06/2015	4,669	—
AUST 10YR BOND	9	AUD	959,265	12/2014	20,512	—
BANK ACCEPT	10	CAD	2,157,958	06/2015	188	—
CAC40 10 EURO	2	EUR	109,001	12/2014	3,183	—
CAN 10YR BOND	4	CAD	481,784	03/2015	6,169	—
CBOE VIX	4	USD	67,000	02/2015	—	(11)
CBOE VIX	12	USD	206,400	03/2015	1,303	—
CBOE VIX	7	USD	124,250	04/2015	581	—
EURO STOXX 50	3	EUR	121,013	12/2014	4,566	—
EURO-BUND	3	EUR	570,184	12/2014	13,885	—
FTSE 100 INDEX	5	GBP	525,691	12/2014	7,910	—
FTSE/MIB INDEX	2	EUR	249,138	12/2014	12,559	—
IBEX 35 INDEX	1	EUR	133,799	12/2014	5,239	—
LONG GILT	8	GBP	1,468,780	03/2015	11,425	—
MSCI SING IX ETS	9	SGD	520,477	12/2014	2,044	—
OMXS30 INDEX	15	SEK	294,657	12/2014	6,985	—
SPI 200	1	AUD	113,553	12/2014	—	(3,253)
TOPIX INDEX	1	JPY	118,814	12/2014	11,819	—
US LONG BOND	3	USD	427,875	03/2015	6,159	—
Total					133,506	(3,264)

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3MO EURO EURIBOR	(1)	EUR	(310,629)	06/2015	—	(64)
3MO EURO SWISS FRANC	(15)	CHF	(3,885,252)	06/2015	—	(995)
3MO EUROYEN (TFX)	(8)	JPY	(1,682,012)	06/2015	—	(217)
CBOE VIX	(17)	USD	(252,450)	12/2014	5,056	—
CBOE VIX	(4)	USD	(63,800)	01/2015	—	(810)
EURO$ 90 DAY	(19)	USD	(4,732,900)	06/2015	—	(1,585)
EURO-BUND	(7)	EUR	(1,330,429)	12/2014	—	(14,260)
FTSE 100 INDEX	(1)	GBP	(105,138)	12/2014	—	(4,297)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
14

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Futures Contracts Outstanding at November 30, 2014 (continued)

Short Futures Contracts Outstanding (continued)

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
SPI 200	(1)	AUD	(113,553)	12/2014	361	—
TOPIX INDEX	(1)	JPY	(118,814)	12/2014	—	(473)
US LONG BOND	(2)	USD	(285,250)	03/2015	—	(3,379)
Total					5,417	(26,080)

Notes to Portfolio of Investments

(a)  Non-income producing.

(b)  This security, or a portion of this security, was pledged as collateral for securities sold short. At November 30, 2014, total securities pledged was $6,145,596.

(c)  The rate shown is the seven-day current annualized yield at November 30, 2014.

(d)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	58,915,448	79,497,467	(125,181,042)	13,231,873	18,430	13,231,873

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CAD  Canadian Dollar

CHF  Swiss Franc

EUR  Euro

GBP  British Pound

JPY  Japanese Yen

NOK  Norwegian Krone

NZD  New Zealand Dollar

SEK  Swedish Krona

SGD  Singapore Dollar

USD  US Dollar

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
15

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
16

Columbia Absolute Return Multi-Strategy Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	1,592,471	—	—	1,592,471
Consumer Staples	419,618	—	—	419,618
Energy	575,660	—	—	575,660
Financials	1,049,566	—	—	1,049,566
Health Care	1,183,939	—	—	1,183,939
Industrials	800,282	—	—	800,282
Information Technology	1,698,889	—	—	1,698,889
Materials	79,141	—	—	79,141
Common Stocks — Investments Sold Short
Consumer Discretionary	(1,578,952)	—	—	(1,578,952)
Consumer Staples	(424,323)	—	—	(424,323)
Energy	(544,500)	—	—	(544,500)
Financials	(1,056,888)	—	—	(1,056,888)
Health Care	(1,210,481)	—	—	(1,210,481)
Industrials	(789,251)	—	—	(789,251)
Information Technology	(1,684,398)	—	—	(1,684,398)
Materials	(81,264)	—	—	(81,264)
Total Equity Securities	29,509	—	—	29,509
Mutual Funds
Money Market Funds	13,231,873	—	—	13,231,873
Total Mutual Funds	13,231,873	—	—	13,231,873
Investments in Securities	13,261,382	—	—	13,261,382
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	690,661	—	690,661
Futures Contracts	138,923	—	—	138,923
Liabilities
Forward Foreign Currency Exchange Contracts	—	(535,717)	—	(535,717)
Futures Contracts	(29,344)	—	—	(29,344)
Total	13,370,961	154,944	—	13,525,905

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
17

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $6,676,372)	$7,399,566
Affiliated issuers (identified cost $13,231,873)	13,231,873
Total investments (identified cost $19,908,245)	20,631,439
Cash	714
Cash collateral held at broker	6,295,400
Margin deposits	290,963
Unrealized appreciation on forward foreign currency exchange contracts	690,661
Receivable for:
Investments sold	2,093
Capital shares sold	200
Dividends	9,181
Variation margin	24,155
Expense reimbursement due from Investment Manager	940
Prepaid expenses	2,327
Total assets	27,948,073
Liabilities
Securities sold short, at value (proceeds $7,093,039)	7,370,057
Unrealized depreciation on forward foreign currency exchange contracts	535,717
Payable for:
Investments purchased	2,383
Capital shares purchased	500
Dividends and interest on securities sold short	10,993
Variation margin	26,068
Investment management fees	902
Distribution and/or service fees	332
Transfer agent fees	2,966
Administration fees	88
Compensation of board members	15,924
Other expenses	54,585
Total liabilities	8,020,515
Net assets applicable to outstanding capital stock	$19,927,558
Represented by
Paid-in capital	$21,780,863
Excess of distributions over net investment income	(404,882)
Accumulated net realized loss	(2,153,286)
Unrealized appreciation (depreciation) on:
Investments	723,194
Foreign currency translations	(5,836)
Forward foreign currency exchange contracts	154,944
Futures contracts	109,579
Securities sold short	(277,018)
Total — representing net assets applicable to outstanding capital stock	$19,927,558

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
18

Columbia Absolute Return Multi-Strategy Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A
Net assets	$14,776,296
Shares outstanding	1,517,787
Net asset value per share	$9.74
Maximum offering price per share(a)	$10.04
Class B
Net assets	$40,672
Shares outstanding	4,237
Net asset value per share	$9.60
Class C
Net assets	$2,269,190
Shares outstanding	236,256
Net asset value per share	$9.60
Class I
Net assets	$1,811,924
Shares outstanding	185,413
Net asset value per share	$9.77
Class R
Net assets	$2,421
Shares outstanding	250
Net asset value per share	$9.68
Class R5
Net assets	$2,459
Shares outstanding	251
Net asset value per share	$9.80
Class W
Net assets	$63,927
Shares outstanding	6,540
Net asset value per share(b)	$9.78
Class Z
Net assets	$960,669
Shares outstanding	98,352
Net asset value per share	$9.77

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
19

Columbia Absolute Return Multi-Strategy Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$211,990
Dividends — affiliated issuers	18,430
Foreign taxes withheld	(473)
Total income	229,947
Expenses:
Investment management fees	261,417
Distribution and/or service fees
Class A	25,867
Class B	263
Class C	12,747
Class R	6
Class W	90
Transfer agent fees
Class A	12,469
Class B	31
Class C	1,505
Class R	2
Class R5	1
Class W	40
Class Z	584
Administration fees	25,504
Compensation of board members	6,296
Custodian fees	25,743
Printing and postage fees	17,872
Registration fees	45,531
Professional fees	20,494
Dividends and interest on securities sold short	96,213
Other	12,691
Total expenses	565,366
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,350)
Total net expenses	467,016
Net investment loss	(237,069)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	12,237,151
Foreign currency translations	(427,709)
Forward foreign currency exchange contracts	222,617
Futures contracts	(1,423,510)
Securities sold short	(1,162,941)
Net realized gain	9,445,608
Net change in unrealized appreciation (depreciation) on:
Investments	(10,899,234)
Foreign currency translations	(2,471)
Forward foreign currency exchange contracts	364,012
Futures contracts	546,062
Securities sold short	583,776
Net change in unrealized depreciation	(9,407,855)
Net realized and unrealized gain	37,753
Net decrease in net assets from operations	$(199,316)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
20

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations
Net investment loss	$(237,069)	$(549,519)
Net realized gain (loss)	9,445,608	(1,570,874)
Net change in unrealized depreciation	(9,407,855)	(3,401,512)
Net decrease in net assets resulting from operations	(199,316)	(5,521,905)
Distributions to shareholders
Net investment income
Class A	—	(199,071)
Class I	—	(694,164)
Class R	—	(9)
Class R5	—	(25)
Class W	—	(981)
Class Z	—	(8,603)
Total distributions to shareholders	—	(902,853)
Decrease in net assets from capital stock activity	(81,657,149)	(70,867,199)
Total decrease in net assets	(81,856,465)	(77,291,957)
Net assets at beginning of period	101,784,023	179,075,980
Net assets at end of period	$19,927,558	$101,784,023
Excess of distributions over net investment income	$(404,882)	$(167,813)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
21

Columbia Absolute Return Multi-Strategy Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	40,074	390,623	1,255,546	12,657,788
Distributions reinvested	—	—	19,886	199,056
Redemptions	(1,213,353)	(11,800,785)	(1,611,177)	(16,039,459)
Net decrease	(1,173,279)	(11,410,162)	(335,745)	(3,182,615)
Class B shares
Redemptions(a)	(2,038)	(19,380)	(7,535)	(74,480)
Net decrease	(2,038)	(19,380)	(7,535)	(74,480)
Class C shares
Subscriptions	8,615	83,398	97,631	974,816
Redemptions	(53,110)	(509,861)	(156,146)	(1,547,057)
Net decrease	(44,495)	(426,463)	(58,515)	(572,241)
Class I shares
Subscriptions	1,649	16,111	7,543,357	75,781,349
Distributions reinvested	—	—	69,275	694,139
Redemptions	(7,157,033)	(69,938,446)	(12,001,431)	(120,218,813)
Net decrease	(7,155,384)	(69,922,335)	(4,388,799)	(43,743,325)
Class W shares
Subscriptions	—	—	539,171	5,449,012
Distributions reinvested	—	—	97	967
Redemptions	(1,458)	(14,239)	(2,926,610)	(29,398,629)
Net decrease	(1,458)	(14,239)	(2,387,342)	(23,948,650)
Class Z shares
Subscriptions	97,245	951,362	357,825	3,623,549
Distributions reinvested	—	—	257	2,578
Redemptions	(83,809)	(815,932)	(294,437)	(2,972,015)
Net increase	13,436	135,430	63,645	654,112
Total net decrease	(8,363,218)	(81,657,149)	(7,114,291)	(70,867,199)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
22

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.76		$10.20		$9.96		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.06)		(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.03		(0.32)		0.36		0.00	(b)	(0.01	)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.02)		(0.38)		0.32		(0.02)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.08)		—		—
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.06)		(0.08)		(0.00	)(b)	—
Net asset value, end of period	$9.74		$9.76		$10.20		$9.96		$9.98
Total return	(0.20%)		(3.76	%)(d)	3.19%		(0.17	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.03	%(g)(h)	1.81	%(g)	2.07	%(g)	1.99	%(g)	3.83	%(g)(h)
Total net expenses(i)	1.75	%(g)(h)	1.58	%(g)	1.68	%(g)	1.65	%(g)	1.57	%(g)(h)
Net investment loss	(1.08	%)(h)	(0.60%)		(0.45%)		(0.26%)		(0.67	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$14,776		$26,256		$30,863		$45,673		$11,301
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.36% for the six months ended November 30, 2014 and 0.24%, 0.30%, 0.27% and 0.20% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
23

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.66		$10.11		$9.88		$9.97		$10.00
Income from investment operations:
Net investment loss	(0.09)		(0.13)		(0.12)		(0.10)		(0.02)
Net realized and unrealized gain (loss)	0.03		(0.32)		0.35		0.00	(b)	(0.01	)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.06)		(0.45)		0.23		(0.09)		(0.03)
Less distributions to shareholders:
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		—		—		(0.00	)(b)	—
Net asset value, end of period	$9.60		$9.66		$10.11		$9.88		$9.97
Total return	(0.62%)		(4.45	%)(d)	2.33%		(0.88	%)(e)	(0.30%)
Ratios to average net assets(f)
Total gross expenses	2.79	%(g)(h)	2.57	%(g)	2.82	%(g)	2.75	%(g)	4.21	%(g)(h)
Total net expenses(i)	2.51	%(g)(h)	2.32	%(g)	2.43	%(g)	2.40	%(g)	2.32	%(g)(h)
Net investment loss	(1.86	%)(h)	(1.35%)		(1.20%)		(1.03%)		(1.41	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$41		$61		$140		$171		$62
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.37% for the six months ended November 30, 2014 and 0.23%, 0.30%, 0.27% and 0.19% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
24

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.67		$10.12		$9.88		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.09)		(0.13)		(0.12)		(0.10)		(0.02)
Net realized and unrealized gain (loss)	0.02		(0.32)		0.36		(0.01	)(b)	(0.00	)(b)(c)
Increase from payment by affiliate	—		0.00	(c)	—		0.01		—
Total from investment operations	(0.07)		(0.45)		0.24		(0.10)		(0.02)
Less distributions to shareholders:
Net realized gains	—		—		—		(0.00	)(c)	—
Total distributions to shareholders	—		—		—		(0.00	)(c)	—
Net asset value, end of period	$9.60		$9.67		$10.12		$9.88		$9.98
Total return	(0.72%)		(4.45	%)(d)	2.43%		(0.98	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.80	%(g)(h)	2.56	%(g)	2.82	%(g)	2.74	%(g)	4.81	%(g)(h)
Total net expenses(i)	2.53	%(g)(h)	2.33	%(g)	2.43	%(g)	2.40	%(g)	2.35	%(g)(h)
Net investment loss	(1.88	%)(h)	(1.35%)		(1.20%)		(1.01%)		(1.41	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$2,269		$2,714		$3,433		$5,196		$1,350
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 038% for the six months ended November 30, 2014 and 0.24%, 0.30%, 0.27% and 0.23% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
25

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.79		$10.23		$10.00		$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.00	)(b)	0.00	(b)	(0.01)
Net realized and unrealized gain (loss)	0.00	(b)	(0.32)		0.35		0.00	(b)	(0.00	)(b)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.02)		(0.34)		0.35		0.01		(0.01)
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.12)		—		—
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.10)		(0.12)		(0.00	)(b)	—
Net asset value, end of period	$9.77		$9.79		$10.23		$10.00		$9.99
Total return	(0.20%)		(3.34	%)(d)	3.54%		0.13	%(e)	(0.10%)
Ratios to average net assets(f)
Total gross expenses	1.50	%(g)(h)	1.32	%(g)	1.40	%(g)	1.38	%(g)	2.92	%(g)(h)
Total net expenses(i)	1.24	%(g)(h)	1.19	%(g)	1.26	%(g)	1.32	%(g)	1.22	%(g)(h)
Net investment income (loss)	(0.48	%)(h)	(0.23%)		(0.03%)		0.01%		(0.37	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$1,812		$71,839		$120,036		$108,694		$59,115
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.26% for the six months ended November 30, 2014 and 0.23%, 0.31%, 0.26% and 0.16% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
26

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.72		$10.16		$9.93		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.07)		(0.08)		(0.07)		(0.06)		(0.02)
Net realized and unrealized gain (loss)	0.03		(0.32)		0.36		0.00	(b)	(0.00	)(b)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.04)		(0.40)		0.29		(0.05)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.06)		—		—
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.04)		(0.06)		(0.00	)(b)	—
Net asset value, end of period	$9.68		$9.72		$10.16		$9.93		$9.98
Total return	(0.41%)		(3.99	%)(d)	2.93%		(0.47	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.30	%(g)(h)	2.05	%(g)	2.31	%(g)	2.28	%(g)	3.32	%(g)(h)
Total net expenses(i)	2.08	%(g)(h)	1.80	%(g)	1.91	%(g)	1.86	%(g)	1.75	%(g)(h)
Net investment loss	(1.47	%)(h)	(0.83%)		(0.67%)		(0.59%)		(0.98	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$2		$2
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.38% for the six months ended November 30, 2014 and 0.22%, 0.28%, 0.23% and 0.13% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
27

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.81		$10.26		$9.96
Income from investment operations:
Net investment loss	(0.04)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.03		(0.32)		0.43
Increase from payment by affiliate	—		0.00	(b)	—
Total from investment operations	(0.01)		(0.35)		0.42
Less distributions to shareholders:
Net investment income	—		(0.10)		(0.12)
Total distributions to shareholders	—		(0.10)		(0.12)
Net asset value, end of period	$9.80		$9.81		$10.26
Total return	(0.10%)		(3.44	%)(c)	4.25%
Ratios to average net assets(d)
Total gross expenses	1.73	%(e)(f)	1.39	%(e)	1.42	%(e)(f)
Total net expenses(g)	1.48	%(e)(f)	1.23	%(e)	1.27	%(e)(f)
Net investment loss	(0.87	%)(f)	(0.26%)		(0.15	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3
Portfolio turnover	68%		88%		61%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.38% for the six months ended November 30, 2014 and 0.22% and 0.29% for the years ended May 31, 2014 and 2013, respectively.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
28

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.80		$10.18		$9.96		$9.98		$10.00
Income from investment operations:
Net investment loss	(0.05)		(0.07)		(0.05)		(0.03)		(0.01)
Net realized and unrealized gain (loss)	0.03		(0.25)		0.36		0.00	(b)	(0.01	)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.02)		(0.32)		0.31		(0.02)		(0.02)
Less distributions to shareholders:
Net investment income	—		(0.06)		(0.09)		—		—
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.06)		(0.09)		(0.00	)(b)	—
Net asset value, end of period	$9.78		$9.80		$10.18		$9.96		$9.98
Total return	(0.20%)		(3.18	%)(d)	3.13%		(0.17	%)(e)	(0.20%)
Ratios to average net assets(f)
Total gross expenses	2.05	%(g)(h)	1.80	%(g)	2.08	%(g)	1.98	%(g)	3.05	%(g)(h)
Total net expenses(i)	1.77	%(g)(h)	1.58	%(g)	1.69	%(g)	1.63	%(g)	1.50	%(g)(h)
Net investment loss	(1.12	%)(h)	(0.65%)		(0.47%)		(0.28%)		(0.73	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$64		$78		$24,382		$18,610		$2
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.38% for the six months ended November 30, 2014 and 0.20%, 0.31%, 0.25% and 0.13% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
29

Columbia Absolute Return Multi-Strategy Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$9.78		$10.23		$9.99		$9.99		$10.00
Income from investment operations:
Net investment income (loss)	(0.05)		(0.04)		(0.02)		(0.00	)(b)	(0.01)
Net realized and unrealized gain (loss)	0.04		(0.33)		0.36		(0.01	)(c)	(0.00	)(b)(c)
Increase from payment by affiliate	—		0.00	(b)	—		0.01		—
Total from investment operations	(0.01)		(0.37)		0.34		0.00		(0.01)
Less distributions to shareholders:
Net investment income	—		(0.08)		(0.10)		—		—
Net realized gains	—		—		—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.08)		(0.10)		(0.00	)(b)	—
Net asset value, end of period	$9.77		$9.78		$10.23		$9.99		$9.99
Total return	(0.10%)		(3.62	%)(d)	3.45%		0.03	%(e)	(0.10%)
Ratios to average net assets(f)
Total gross expenses	1.84	%(g)(h)	1.55	%(g)	1.82	%(g)	1.71	%(g)	3.36	%(g)(h)
Total net expenses(i)	1.57	%(g)(h)	1.34	%(g)	1.45	%(g)	1.40	%(g)	1.30	%(g)(h)
Net investment loss	(0.96	%)(h)	(0.39%)		(0.16%)		(0.00	%)(b)	(0.45	%)(h)
Supplemental data
Net assets, end of period (in thousands)	$961		$831		$218		$1,049		$362
Portfolio turnover	68%		88%		61%		132%		16%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.04%.

(e)  The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.13%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, expenses would have been lower by 0.42% for the six months ended November 30, 2014 and 0.22%, 0.32%, 0.27% and 0.17% for the years ended May 31, 2014, 2013, 2012 and 2011, respectively.

(h)  Annualized.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014
30

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Absolute Return Multi-Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party

Semiannual Report 2014
31

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the

Semiannual Report 2014
32

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund's net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to gain market exposure to various currencies. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and gain market exposures to interest rates, equity indices, foreign currencies and soveriegn debt. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the

Semiannual Report 2014
33

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The

Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Offsetting of Derivative Assets and Derivative Liabilities

The following tables present the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Assets Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Received ($)	Securities Collateral Received ($)	Net Amount ($)(b)
Asset Derivatives:
Forward Foreign Currency Exchange Contracts	690,661	—	690,661	269,228	—	—	421,433
				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(c)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(d)
Liability Derivatives:
Forward Foreign Currency Exchange Contracts	535,717	—	535,717	269,228	—	—	266,489

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

(c) Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(d) Represents the net amount due to counterparties in the event of default.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

Semiannual Report 2014
34

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	56,369	*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	690,661
Interest rate risk	Net assets — unrealized appreciation on futures contracts	82,554	*
Total		829,584
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	8,843	*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	535,717
Interest rate risk	Net assets — unrealized depreciation on futures contracts	20,501	*
Total		565,061

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(2,000,381)	(2,000,381)
Foreign exchange risk	222,617	—	222,617
Interest rate risk	—	576,871	576,871
Total	222,617	(1,423,510)	(1,200,893)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	784,719	784,719
Foreign exchange risk	364,012	—	364,012
Interest rate risk	—	(238,657)	(238,657)
Total	364,012	546,062	910,074

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30 , 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	30,536,383
Futures contracts — Short	32,122,043
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,661,023	(1,500,170)

*Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security. The fee is included in "Dividends and interest on securities sold short" in the Statement of Operations and a short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.

Semiannual Report 2014
35

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table presents the Fund's gross and net amount of liabilities available for offset under a netting arrangement for short sales as well as the related collateral pledged by the Fund as of November 30, 2014:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities ($)	Gross Amounts Offset in the Statement of Assets and Liabilities ($)	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities ($)	Financial Instruments ($)(a)	Cash Collateral Pledged ($)	Securities Collateral Pledged ($)	Net Amount ($)(b)
Liability Derivatives:
Securities Borrowed	7,370,057	—	7,370,057	—	6,295,400	1,074,657	—

(a) Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statement of Assets and Liabilities.

(b) Represents the net amount due from counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund's management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Semiannual Report 2014
36

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.70% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.82% of the Fund's average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $602.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are

Semiannual Report 2014
37

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund's annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.12%
Class B	0.12
Class C	0.12
Class R	0.12
Class R5	0.05
Class W	0.12
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $8,000 and $14,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $395 for Class A shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund's expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.52%	1.43%
Class B	2.27	2.18
Class C	2.27	2.18
Class I	1.19	0.98
Class R	1.77	1.68
Class R5	1.24	1.03
Class W	1.52	1.43
Class Z	1.27	1.18

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $19,908,000 and the

Semiannual Report 2014
38

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$943,000
Unrealized depreciation	(220,000)
Net unrealized appreciation	$723,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
No expiration — short-term	5,772,154

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $23,415,783 and $56,652,697, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 87.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A.

(JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Derivatives Risk

Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies) instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.

Short Selling Risk

The Fund may make short sales, which involves selling a security the Fund does not own in anticipation that the security's price will decline. The Fund's potential losses could exceed those of other funds which hold only long security positions if the value of the securities held long decreases and the value of the securities sold short increases. The Fund's use of short sales in effect "leverages" the Fund, when the Fund uses the cash proceeds from the short sales to invest in additional long securities. Leveraging potentially exposes the Fund to greater risks due to unanticipated market movements, which may magnify losses and increase volatility of returns. There is no assurance that a leveraging strategy will be successful.

Semiannual Report 2014
39

Columbia Absolute Return Multi-Strategy Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted below and in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

On January 28, 2015 the Fund's Board of Trustees approved a Plan of Liquidation and Termination (the Plan) pursuant to which the Fund will be liquidated and terminated. Effective at the open of business on February 2, 2015, the Fund is no longer open to new investors. Under the terms of the Plan, it is anticipated that the Fund will be liquidated on or about March 6, 2015, at which time the Fund's shareholders will receive a liquidation distribution in an amount equal to the net asset value of their Fund shares. Shareholders of the Fund may also redeem their investment in the Fund or exchange their Fund shares for shares of another Columbia Fund at any time prior to the date of liquidation.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2014
40

Columbia Absolute Return Multi-Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an email to serviceinquiries@columbiamanagement.com.

Semiannual Report 2014
41

Columbia Absolute Return Multi-Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR107_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Commodity Strategy Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Commodity Strategy Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Commodity Strategy Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Commodity Strategy Fund (the Fund) Class A shares returned -16.92% excluding sales charges for the six-month period that ended November 30, 2014.

>	The Fund underperformed its benchmark, the Bloomberg Commodity Index Total Return, which returned -15.60% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A*	06/18/12
Excluding sales charges		-16.92	-13.38	-9.66
Including sales charges		-21.67	-18.35	-11.25
Class C*	06/18/12
Excluding sales charges		-17.40	-14.04	-10.38
Including sales charges		-18.22	-14.90	-10.38
Class I	07/28/11	-16.84	-13.03	-9.32
Class R*	06/18/12	-17.12	-13.57	-9.91
Class R4*	03/19/13	-16.76	-13.15	-9.57
Class R5*	01/08/14	-16.94	-13.15	-9.62
Class W	07/28/11	-17.04	-13.40	-9.70
Class Y*	10/01/14	-16.96	-13.31	-9.68
Class Z*	06/18/12	-16.94	-13.21	-9.51
Bloomberg Commodity Index Total Return		-15.60	-9.04	-10.52

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class W shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Commodity Index Total Return is a total return index based on the Bloomberg Commodity Index, which is a broadly diversified index composed of futures contracts on physical commodities that allows investors to track commodity futures through a single, simple measure.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014	3

Columbia Commodity Strategy Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Threadneedle International Limited

David Donora

Nicolas Robin

Commodities Market Exposure (%) (at November 30, 2014)
Commodities Futures Contracts(a)
Agriculture	37.1
Energy	32.0
Industrial Metals	19.5
Precious Metals	11.4
Total Notional Market Value of Commodities Futures Contracts	100.0

(a)	Reflects notional market value of commodities futures contracts. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. Notional amounts for each commodities futures contract are shown in the Consolidated Portfolio of Investments. The notional amount of all outstanding commodities futures contracts is $15,794,922. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

Portfolio Holdings (%) (at November 30, 2014)(a)
Money Market Funds	139.7
Other Assets & Liabilities	(39.7)
Total	100.0

(a)	Percentage based upon net assets. At period end, the Fund held an investment in an affiliated money market fund, which has been segregated to cover obligations relating to the Fund’s investments in open futures contracts which provide exposure to the commodities market. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Consolidated Portfolio of Investments and Note 2 to the Notes to Consolidated Financial Statements.

4	Semiannual Report 2014

Columbia Commodity Strategy Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	830.80		1,019.05	5.39		5.94	1.18
Class C	1,000.00	1,000.00	826.00		1,015.31	8.79		9.70	1.93
Class I	1,000.00	1,000.00	831.60		1,020.84	3.74		4.13	0.82
Class R	1,000.00	1,000.00	828.80		1,017.80	6.52		7.19	1.43
Class R4	1,000.00	1,000.00	832.40		1,020.29	4.25		4.68	0.93
Class R5	1,000.00	1,000.00	830.60		1,020.59	3.97		4.38	0.87
Class W	1,000.00	1,000.00	829.60		1,019.05	5.38		5.94	1.18
Class Y	1,000.00	1,000.00	937.70	*	1,020.84	1.24	*	4.13	0.82	*
Class Z	1,000.00	1,000.00	830.60		1,020.29	4.24		4.68	0.93

*	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014	5

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Money Market Funds 139.7%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.104%(a)(b)	22,100,219	22,100,219

Total Money Market Funds
(Cost: $22,100,219)		22,100,219

Total Investments
(Cost: $22,100,219)		22,100,219

Other Assets & Liabilities, Net		(6,284,507)

Net Assets		15,815,712

Investments in Derivatives

Futures Contracts Outstanding at November 30, 2014

At November 30, 2014, cash totaling $1,359,363 was pledged as collateral to cover initial margin requirements on open futures contracts.

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
BRENT CRUDE	15	USD	1,058,700	01/2015	—	(22,236)

COFFEE ‘C’	4	USD	281,175	03/2015	—	(5,266)

COPPER	6	USD	427,200	05/2015	—	(23,447)

CORN	58	USD	1,127,375	03/2015	402	—

COTTON NO.2	6	USD	182,850	05/2015	—	(2,243)

GASOLINE RBOB	15	USD	1,151,388	12/2014	—	(119,043)

GOLD 100 OZ	12	USD	1,410,600	02/2015	16,122	—

HEATING OIL	5	USD	445,473	04/2015	—	(46,054)

LEAN HOGS	10	USD	352,900	02/2015	—	(4,380)

LIVE CATTLE	12	USD	811,200	04/2015	15,869	—

LME LEAD	15	USD	762,937	05/2015	—	(3,830)

LME NICKEL	12	USD	1,170,504	01/2015	—	(495)

LME ZINC	13	USD	721,906	05/2015	—	(15,792)

NATURAL GAS	39	USD	1,594,320	12/2014	13,721	—

SILVER	5	USD	388,900	03/2015	—	(3,129)

SOYBEAN	14	USD	711,200	01/2015	41,555	—

SOYBEAN MEAL	11	USD	402,930	01/2015	31,906	—

SOYBEAN OIL	22	USD	430,188	05/2015	—	(5,928)

SUGAR #11 (WORLD)	27	USD	471,442	02/2015	—	(21,886)

SUGAR #11 (WORLD)	19	USD	339,629	04/2015	—	(11,374)

WHEAT KCBT	17	USD	544,850	05/2015	44,006	—

WHEAT	7	USD	204,575	05/2015	14,135	—

WTI CRUDE	12	USD	802,680	04/2015	—	(111,907)

Total					177,716	(397,010)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Consolidated Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	59,213,958	20,278,462	(57,392,201)	22,100,219	21,957	22,100,219

Currency Legend

USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available,

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Commodity Strategy Fund

Consolidated Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Mutual Funds

Money Market Funds	22,100,219	—	—	22,100,219

Total Mutual Funds	22,100,219	—	—	22,100,219

Derivatives

Assets

Futures Contracts	177,716	—	—	177,716

Liabilities

Futures Contracts	(397,010)	—	—	(397,010)

Total	21,880,925	—	—	21,880,925

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

Affiliated issuers (identified cost $22,100,219)	$22,100,219

Margin deposits	1,359,363

Receivable for:

Capital shares sold	5,441

Dividends	1,719

Variation margin	54,748

Expense reimbursement due from Investment Manager	792

Prepaid expenses	2,265

Other assets	19,873

Total assets	23,544,420

Liabilities

Payable for:

Capital shares purchased	6,894,884

Variation margin	789,048

Investment management fees	712

Distribution and/or service fees	57

Transfer agent fees	323

Administration fees	104

Compensation of board members	11,747

Other expenses	31,833

Total liabilities	7,728,708

Net assets applicable to outstanding capital stock	$15,815,712

Represented by

Paid-in capital	$32,334,627

Undistributed net investment income	773,757

Accumulated net realized loss	(17,073,378)

Unrealized appreciation (depreciation) on:

Futures contracts	(219,294)

Total — representing net assets applicable to outstanding capital stock	$15,815,712

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$2,941,783

Shares outstanding	413,409

Net asset value per share	$7.12

Maximum offering price per share(a)	$7.55

Class C

Net assets	$154,467

Shares outstanding	22,121

Net asset value per share	$6.98

Class I

Net assets	$11,261,832

Shares outstanding	1,562,824

Net asset value per share	$7.21

Class R

Net assets	$119,625

Shares outstanding	16,915

Net asset value per share	$7.07

Class R4

Net assets	$127,170

Shares outstanding	17,672

Net asset value per share	$7.20

Class R5

Net assets	$589,689

Shares outstanding	81,749

Net asset value per share	$7.21

Class W

Net assets	$2,112

Shares outstanding	297

Net asset value per share	$7.11

Class Y

Net assets	$2,345

Shares outstanding	325

Net asset value per share	$7.22

Class Z

Net assets	$616,689

Shares outstanding	86,117

Net asset value per share	$7.16

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — affiliated issuers	$21,957

Total income	21,957

Expenses:

Investment management fees	133,020

Distribution and/or service fees

Class A	4,250

Class C	964

Class R	329

Class W	3

Transfer agent fees

Class A	1,823

Class C	103

Class R	71

Class R4	25

Class R5	172

Class W	2

Class Z	366

Administration fees	19,348

Compensation of board members	5,709

Custodian fees	2,127

Printing and postage fees	9,651

Registration fees	45,799

Professional fees	18,745

Other	6,925

Total expenses	249,432

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(43,003)

Total net expenses	206,429

Net investment loss	(184,472)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Futures contracts	(8,112,818)

Net realized loss	(8,112,818)

Net change in unrealized appreciation (depreciation) on:

Futures contracts	562,040

Net change in unrealized appreciation	562,040

Net realized and unrealized loss	(7,550,778)

Net decrease in net assets from operations	$(7,735,250)

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment loss	$(184,472)	$(423,887)

Net realized loss	(8,112,818)	(1,133,669)

Net change in unrealized appreciation	562,040	879,725

Net decrease in net assets resulting from operations	(7,735,250)	(677,831)

Decrease in net assets from capital stock activity	(45,219,147)	(18,442,621)

Total decrease in net assets	(52,954,397)	(19,120,452)

Net assets at beginning of period	68,770,109	87,890,561

Net assets at end of period	$15,815,712	$68,770,109

Undistributed net investment income	$773,757	$958,229

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	88,132	710,691	277,762	2,334,335

Redemptions	(68,505)	(522,231)	(327,357)	(2,709,417)

Net increase (decrease)	19,627	188,460	(49,595)	(375,082)

Class C shares

Subscriptions	2,617	21,718	14,060	117,330

Redemptions	(7,297)	(58,346)	(4,405)	(37,012)

Net increase (decrease)	(4,680)	(36,628)	9,655	80,318

Class I shares

Subscriptions	126,575	984,746	3,896,772	33,827,293

Redemptions	(5,904,607)	(46,610,366)	(6,313,351)	(53,291,565)

Net decrease	(5,778,032)	(45,625,620)	(2,416,579)	(19,464,272)

Class R shares

Subscriptions	1,122	9,075	3,935	32,803

Redemptions	(179)	(1,344)	(2,094)	(17,566)

Net increase	943	7,731	1,841	15,237

Class R4 shares

Subscriptions	17,375	135,283	7,163	60,200

Redemptions	—	—	(7,140)	(62,407)

Net increase	17,375	135,283	23	(2,207)

Class R5 shares

Subscriptions	57,449	452,350	70,012	607,029

Redemptions	(45,712)	(342,035)	—	—

Net increase	11,737	110,315	70,012	607,029

Class W shares

Subscriptions	—	—	47	400

Net increase	—	—	47	400

Class Y shares

Subscriptions	325	2,500	—	—

Net increase	325	2,500	—	—

Class Z shares

Subscriptions	2,667	20,302	83,886	701,929

Redemptions	(2,665)	(21,490)	(704)	(5,973)

Net increase (decrease)	2	(1,188)	83,182	695,956

Total net decrease	(5,732,703)	(45,219,147)	(2,301,414)	(18,442,621)

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	Class R5 shares are based on operations from January 8, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Commodity Strategy Fund

Consolidated Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$8.57		$8.52	$8.50

Income from investment operations:

Net investment loss	(0.04)		(0.09)	(0.08)

Net realized and unrealized gain (loss)	(1.41)		0.14 (b)	0.10	(b)

Total from investment operations	(1.45)		0.05	0.02

Net asset value, end of period	$7.12		$8.57	$8.52

Total return	(16.92%)		0.59%	0.24%

Ratios to average net assets(c)

Total gross expenses	1.42	%(d)	1.34%	1.25	%(d)

Total net expenses(e)	1.18	%(d)	1.16%	1.14	%(d)

Net investment loss	(1.09	%)(d)	(1.07%)	(1.02	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2,942		$3,376	$3,780

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$8.45		$8.46	$8.50

Income from investment operations:

Net investment loss	(0.07)		(0.15)	(0.15)

Net realized and unrealized gain (loss)	(1.40)		0.14 (b)	0.11	(b)

Total from investment operations	(1.47)		(0.01)	(0.04)

Net asset value, end of period	$6.98		$8.45	$8.46

Total return	(17.40%)		(0.12%)	(0.47%)

Ratios to average net assets(c)

Total gross expenses	2.15	%(d)	2.10%	2.01	%(d)

Total net expenses(e)	1.93	%(d)	1.91%	1.90	%(d)

Net investment loss	(1.84	%)(d)	(1.82%)	(1.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$154		$226	$145

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$8.67		$8.59	$8.50	$10.00

Income from investment operations:

Net investment loss	(0.03)		(0.06)	(0.05)	(0.04)

Net realized and unrealized gain (loss)	(1.43)		0.14 (b)	0.14 (b)	(1.46)

Total from investment operations	(1.46)		0.08	0.09	(1.50)

Net asset value, end of period	$7.21		$8.67	$8.59	$8.50

Total return	(16.84%)		0.93%	1.06%	(15.00%)

Ratios to average net assets(c)

Total gross expenses	0.99	%(d)	0.95%	0.95%	1.62	%(d)

Total net expenses(e)	0.82	%(d)	0.77%	0.70%	0.70	%(d)

Net investment loss	(0.73	%)(d)	(0.68%)	(0.57%)	(0.56	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$11,262		$63,676	$83,816	$24,576

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$8.53		$8.50	$8.50

Income from investment operations:

Net investment loss	(0.05)		(0.11)	(0.11)

Net realized and unrealized gain (loss)	(1.41)		0.14 (b)	0.11	(b)

Total from investment operations	(1.46)		0.03	—

Net asset value, end of period	$7.07		$8.53	$8.50

Total return	(17.12%)		0.35%	(0.00%)

Ratios to average net assets(c)

Total gross expenses	1.67	%(d)	1.60%	1.52	%(d)

Total net expenses(e)	1.43	%(d)	1.42%	1.38	%(d)

Net investment loss	(1.34	%)(d)	(1.33%)	(1.25	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$120		$136	$120

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$8.65		$8.59	$9.14

Income from investment operations:

Net investment loss	(0.03)		(0.07)	(0.01)

Net realized and unrealized gain (loss)	(1.42)		0.13 (b)	(0.54)

Total from investment operations	(1.45)		0.06	(0.55)

Net asset value, end of period	$7.20		$8.65	$8.59

Total return	(16.76%)		0.70%	(6.02%)

Ratios to average net assets(c)

Total gross expenses	1.11	%(d)	1.10%	0.92	%(d)

Total net expenses(e)	0.93	%(d)	0.95%	0.90	%(d)

Net investment loss	(0.84	%)(d)	(0.86%)	(0.78	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$127		$3	$2

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from March 19, 2013 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class R5	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014(a)
Per share data
Net asset value, beginning of period	$8.68		$8.16

Income from investment operations:

Net investment loss	(0.03)		(0.03)

Net realized and unrealized gain (loss)	(1.44)		0.55	(b)

Total from investment operations	(1.47)		0.52

Net asset value, end of period	$7.21		$8.68

Total return	(16.94%)		6.37%

Ratios to average net assets(c)

Total gross expenses	1.13	%(d)	1.16	%(d)

Total net expenses(e)	0.87	%(d)	0.87	%(d)

Net investment loss	(0.78	%)(d)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$590		$608

Portfolio turnover	0%		0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$8.57		$8.53	$8.47	$10.00

Income from investment operations:

Net investment loss	(0.04)		(0.09)	(0.09)	(0.08)

Net realized and unrealized gain (loss)	(1.42)		0.13 (b)	0.15 (b)	(1.45)

Total from investment operations	(1.46)		0.04	0.06	(1.53)

Net asset value, end of period	$7.11		$8.57	$8.53	$8.47

Total return	(17.04%)		0.47%	0.71%	(15.30%)

Ratios to average net assets(c)

Total gross expenses	1.36	%(d)	1.32%	1.51%	2.76	%(d)

Total net expenses(e)	1.18	%(d)	1.16%	1.15%	1.15	%(d)

Net investment loss	(1.08	%)(d)	(1.10%)	(0.98%)	(0.99	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$2		$3	$2	$2

Portfolio turnover	0%		0%	0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$7.70

Income from investment operations:

Net investment loss	(0.01)

Net realized and unrealized loss	(0.47)

Total from investment operations	(0.48)

Net asset value, end of period	$7.22

Total return	(6.23%)

Ratios to average net assets(b)

Total gross expenses	1.29	%(c)

Total net expenses(d)	0.82	%(c)

Net investment loss	(0.64	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$2

Portfolio turnover	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Commodity Strategy Fund

Consolidated Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$8.62		$8.54	$8.50

Income from investment operations:

Net investment loss	(0.03)		(0.07)	(0.06)

Net realized and unrealized gain (loss)	(1.43)		0.15 (b)	0.10	(b)

Total from investment operations	(1.46)		0.08	0.04

Net asset value, end of period	$7.16		$8.62	$8.54

Total return	(16.94%)		0.94%	0.47%

Ratios to average net assets(c)

Total gross expenses	1.16	%(d)	1.12%	1.05	%(d)

Total net expenses(e)	0.93	%(d)	0.92%	0.90	%(d)

Net investment loss	(0.84	%)(d)	(0.83%)	(0.77	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$617		$742	$25

Portfolio turnover	0%		0%	0%

Notes to Consolidated Financial Highlights

(a)	Based on operations from June 18, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Consolidated Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Consolidated Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Commodity Strategy Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Basis for Consolidation

CCSF Offshore Fund, Ltd. (the Subsidiary) is a Cayman Islands exempted company and wholly-owned subsidiary of the Fund. The Subsidiary operates as an investment vehicle to provide the Fund with exposure to the commodities markets consistent with the Fund’s investment objective and policies as stated in its current prospectus and statement of additional information. In accordance with the Memorandum and Articles of Association of the Subsidiary (the Articles), the Fund owns the sole issued share of the Subsidiary and retains all rights associated with such share, including the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. At November 30, 2014, the net assets of the Subsidiary were $2,618,141 or 16.6% of the Fund’s consolidated net assets. All intercompany transactions and balances have been eliminated in the consolidation process.

The consolidated financial statements (financial statements) present the portfolio holdings, financial position and results of operations of the Fund and the Subsidiary on a consolidated basis.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Semiannual Report 2014	23

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Futures and options on futures contracts are valued based upon the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are

24	Semiannual Report 2014

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage over a specified time period or if the Fund fails to meet the terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet the terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivative contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate commodity market exposure. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Consolidated Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Consolidated Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Consolidated Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Consolidated Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Consolidated Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at November 30, 2014:

	Asset Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized appreciation on futures contracts	177,716	*

	Liability Derivatives
Risk Exposure Category	Consolidated Statement of Assets and Liabilities Location	Fair Value ($)
Commodity-related investment risk	Net assets — unrealized depreciation on futures contracts	(397,010	)*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Consolidated Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Consolidated Statement of Assets and Liabilities.

Semiannual Report 2014	25

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Consolidated Statement of Operations for the six months ended November 30, 2014:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	(8,112,818)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Commodity-related investment risk	562,040

The following table is a summary of the average outstanding volume by derivative instrument for the six months ended November 30, 2014:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	34,165,089

*	Based on the ending quarterly outstanding amounts for the six months ended November 30, 2014.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Consolidated Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the Subsidiary’s day-to-day business pursuant to an Investment Management Services Agreement between the Subsidary and the Investment Manager. Under the Investment Management Services Agreement, the Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.55% to 0.44% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.55% of the Fund’s average daily net assets.

26	Semiannual Report 2014

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $585.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Consolidated Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class C	0.11
Class R	0.11
Class R4	0.11
Class R5	0.05
Class W	0.11
Class Z	0.11

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Consolidated Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder

Semiannual Report 2014	27

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $2,387 for Class A shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014		Contractual Expense Cap Prior to October 1, 2014
Class A	1.41%		1.20%
Class C	2.16		1.95
Class I	1.09		0.82
Class R	1.66		1.45
Class R4	1.16		0.95
Class R5	1.14	*	0.87	*
Class W	1.41		1.20
Class Y	1.09	**	—
Class Z	1.16		0.95

*	Contractual expense cap is in effect through December 31, 2014. Voluntary expense cap of 1.14% will be effective January 1, 2015.
**	Fee rate is effective beginning October 1, 2014 (the commencement of operations of Class Y shares).

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

For the period January 8, 2014 (the commencement of operations of Class R5 shares) through December 31, 2014, unless sooner terminated at the sole discretion of the Fund’s Board, the Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses immediately described above, and any other expenses the exclusion of which is specifically approved by the Board), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rate of 0.87% for Class R5 shares. This agreement may be modified or amended only with approval from all parties.

In addition, as a result of the contractual waiver in place for Class R5 shares, the Investment Manager has voluntarily agreed to waive fees and/or reimburse expenses for all other share classes (excluding certain fees and expenses immediately described above, and any other expenses, the exclusion of which is specifically approved by the Board). For the period October 1, 2014 through December 31, 2014, this additional waiver is at the annual rate of 0.27%.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $22,100,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$—
Unrealized depreciation	—
Net unrealized appreciation/depreciation	$—

28	Semiannual Report 2014

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $140,890 at May 31, 2014 as arising on June 1, 2014.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $0 and $0, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Consolidated Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund significantly invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Consolidated Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 91.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Consolidated Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Commodity-Related Investment Risk

The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Limited or no active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments. Certain types of commodities instruments (such as commodity-linked swaps and commodity-linked structured notes) are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument. Foreign subsidiaries making commodity-related investments will not generally be subject to U.S. laws (including securities laws) and their protections. Further, they will be subject to the laws of a foreign jurisdiction, which can be adversely affected by developments in that jurisdiction.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were

Semiannual Report 2014	29

Columbia Commodity Strategy Fund

Notes to Consolidated Financial Statements (continued)

November 30, 2014 (Unaudited)

issued. Other than as noted in Notes 3 and 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Commodity Strategy Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiamanagement.com.

Semiannual Report 2014	31

Columbia Commodity Strategy Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR129_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Flexible Capital Income Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Flexible Capital Income Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Flexible Capital Income Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Flexible Capital Income Fund (the Fund) Class A shares returned 0.36% excluding sales charges for the six-month period ended November 30, 2014.

>	During the same time period, the Fund underperformed its Blended Index, which returned 3.46%, as well as the Barclays U.S. Aggregate Bond Index, which returned 1.92%.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	Life
Class A	07/28/11
Excluding sales charges		0.36	6.84	11.34
Including sales charges		-5.42	0.67	9.38
Class C	07/28/11
Excluding sales charges		-0.02	6.07	10.51
Including sales charges		-1.00	5.07	10.51
Class I	07/28/11	0.45	7.26	11.68
Class R	07/28/11	0.23	6.55	11.02
Class R4*	11/08/12	0.40	7.14	11.51
Class R5*	11/08/12	0.50	7.24	11.54
Class W	07/28/11	0.25	6.78	11.29
Class Z	07/28/11	0.41	7.11	11.58
Blended Index		3.46	11.05	11.80
Barclays U.S. Aggregate Bond Index		1.92	5.27	3.55

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Blended Index, established by the Investment Manager, is comprised of one-third each of the Russell 1000 Value Index, the Barclays U.S. Corporate Investment Grade & High Yield Index and the Barclays U.S. Convertible Composite Index. The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Barclays U.S. Corporate Investment Grade & High Yield Index is a broad-based benchmark that measures the performance of investment grade and non-investment grade, fixed-rate and taxable corporate bonds. It includes USD-denominated securities publicly issued by U.S. and non U.S. industrial, utility, and financial issuers that meet specified maturity, liquidity, and quality requirements. The Barclays U.S. Convertible Composite Index measures the performance of all four major classes of USD equity-linked securities including: convertible cash coupon bonds, zero-coupon bonds, preferred convertibles with fixed par amounts and mandatory equity-linked securities.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Chesapeake Energy Corp., 5.750%	1.5
General Electric Co.	1.5
Verizon Communications, Inc.	1.5
Navistar International Corp. 4.750% 04/15/19	1.3
AbbVie, Inc.	1.1
Cisco Systems, Inc.	1.1
Equinix, Inc. 5.750% 01/01/25	1.1
Weyerhaeuser Co., 6.375%	1.1
MasTec, Inc. 4.875% 03/15/23	1.1
Post Holdings, Inc. 6.750% 12/01/21	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	38.5
Consumer Discretionary	1.5
Consumer Staples	2.9
Energy	4.6
Financials	9.1
Health Care	3.0
Industrials	3.4
Information Technology	5.6
Materials	2.9
Telecommunication Services	2.4
Utilities	3.1
Convertible Bonds	16.8
Convertible Preferred Stocks	15.3
Consumer Staples	2.5
Energy	1.8
Financials	6.5
Health Care	0.5
Industrials	1.0
Materials	1.0
Utilities	2.0
Corporate Bonds & Notes	24.7
Limited Partnerships	0.5
Money Market Funds	3.8
Preferred Debt	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

David King, CFA

Yan Jin

Semiannual Report 2014	3

Columbia Flexible Capital Income Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,003.60	1,019.75	5.20	5.24	1.04
Class C	1,000.00	1,000.00	999.80	1,016.01	8.92	9.00	1.79
Class I	1,000.00	1,000.00	1,004.50	1,021.64	3.30	3.33	0.66
Class R	1,000.00	1,000.00	1,002.30	1,018.55	6.39	6.44	1.28
Class R4	1,000.00	1,000.00	1,004.00	1,020.99	3.95	3.98	0.79
Class R5	1,000.00	1,000.00	1,005.00	1,021.39	3.55	3.58	0.71
Class W	1,000.00	1,000.00	1,002.50	1,019.60	5.34	5.39	1.07
Class Z	1,000.00	1,000.00	1,004.10	1,020.99	3.95	3.98	0.79

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 38.4%
Issuer	Shares	Value ($)
Consumer Discretionary 1.5%
Automobiles 1.0%

General Motors Co.	200,000	6,686,000

Media 0.5%

Cinemark Holdings, Inc.	97,500	3,540,225

Total Consumer Discretionary		10,226,225

Consumer Staples 2.9%
Beverages 1.9%

Dr. Pepper Snapple Group, Inc.	87,500	6,475,000

PepsiCo, Inc.	65,000	6,506,500

Total		12,981,500

Tobacco 1.0%

Philip Morris International, Inc.	72,500	6,302,425

Total Consumer Staples		19,283,925

Energy 4.6%
Oil, Gas & Consumable Fuels 4.6%

BP PLC, ADR	150,000	5,898,000

ConocoPhillips	90,000	5,946,300

Kinder Morgan, Inc.	162,500	6,719,375

Occidental Petroleum Corp.	75,000	5,982,750

ONEOK, Inc.	117,500	6,363,800

Total		30,910,225

Total Energy		30,910,225

Financials 9.1%
Banks 3.8%

Bank of Montreal	85,000	6,263,650

Cullen/Frost Bankers, Inc.	85,000	6,346,100

JPMorgan Chase & Co.	110,000	6,617,600

Wells Fargo & Co.	120,000	6,537,600

Total		25,764,950

Capital Markets 1.8%

Ares Capital Corp.	370,000	6,086,500

T. Rowe Price Group, Inc.	75,000	6,260,250

Total		12,346,750

Insurance 1.0%

Aflac, Inc.	110,000	6,570,300

Real Estate Investment Trusts (REITs) 2.5%

Colony Financial, Inc.	137,500	3,375,625

National Health Investors, Inc.	47,500	3,148,300

Outfront Media, Inc.	125,000	3,382,500

Starwood Property Trust, Inc.	275,000	6,616,500

Total		16,522,925

Total Financials		61,204,925

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 3.0%
Biotechnology 0.9%

Amgen, Inc.	37,500	6,199,125

Pharmaceuticals 2.1%

AbbVie, Inc.	105,000	7,266,000

Merck & Co., Inc.	110,000	6,644,000

Total		13,910,000

Total Health Care		20,109,125

Industrials 3.3%
Aerospace & Defense 0.9%

Raytheon Co.	60,000	6,402,000

Industrial Conglomerates 1.4%

General Electric Co.	360,000	9,536,400

Transportation Infrastructure 1.0%

Macquarie Infrastructure Co. LLC	92,500	6,502,750

Total Industrials		22,441,150

Information Technology 5.6%
Communications Equipment 1.1%

Cisco Systems, Inc.	260,000	7,186,400

IT Services 1.0%

Automatic Data Processing, Inc.	77,500	6,637,100

Semiconductors & Semiconductor Equipment 2.5%

Intel Corp.	185,000	6,891,250

Maxim Integrated Products, Inc.	115,000	3,400,550

Xilinx, Inc.	145,000	6,588,800

Total		16,880,600

Technology Hardware, Storage & Peripherals 1.0%

Apple, Inc.	57,500	6,838,475

Total Information Technology		37,542,575

Materials 2.9%
Chemicals 0.9%

Dow Chemical Co. (The)	130,000	6,327,100

Metals & Mining 1.0%

Freeport-McMoRan, Inc.	235,000	6,309,750

Jaguar Mining, Inc.(a)	193,368	98,079

Total		6,407,829

Paper & Forest Products 1.0%

International Paper Co.	125,000	6,727,500

Total Materials		19,462,429

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 2.4%
Diversified Telecommunication Services 2.4%

AT&T, Inc.	185,000	6,545,300

Verizon Communications, Inc.	185,000	9,359,150

Total		15,904,450

Total Telecommunication Services		15,904,450

Utilities 3.1%
Electric Utilities 0.6%

NRG Yield, Inc. Class A	80,000	3,791,200

Multi-Utilities 2.5%

Ameren Corp.	155,000	6,682,050

Dominion Resources, Inc.	92,500	6,710,875

PG&E Corp.	68,000	3,434,000

Total		16,826,925

Total Utilities		20,618,125

Total Common Stocks
(Cost: $238,929,350)		257,703,154

Convertible Preferred Stocks 15.3%
Consumer Staples 2.5%
Food Products 2.5%

Bunge Ltd., 4.875%	60,000	6,722,100

Post Holdings, Inc., 3.750%(b)	37,500	3,563,126

Tyson Foods, Inc., 4.750%	130,000	6,808,100

Total		17,093,326

Total Consumer Staples		17,093,326

Energy 1.8%
Oil, Gas & Consumable Fuels 1.8%

Chesapeake Energy Corp., 5.750%(b)	9,000	9,556,875

Penn Virginia Corp., 6.000%(b)	45,000	2,600,046

Total		12,156,921

Total Energy		12,156,921

Financials 6.5%
Banks 2.0%

Bank of America Corp., 7.250%	5,500	6,536,200

Wells Fargo & Co., 7.500%	5,500	6,751,388

Total		13,287,588

Real Estate Investment Trusts (REITs) 4.5%

Alexandria Real Estate Equities, Inc., 7.000%	249,000	6,921,428

Crown Castle International Corp., 4.500%	60,000	6,276,480

Convertible Preferred Stocks (continued)
Issuer	Shares	Value ($)
Health Care REIT, Inc., 6.500%	100,000	6,533,000

Weyerhaeuser Co., 6.375%	120,000	7,044,000

iStar Financial, Inc., 4.500%	55,000	3,351,150

Total		30,126,058

Total Financials		43,413,646

Health Care 0.5%
Health Care Equipment & Supplies 0.5%

Alere, Inc., 3.000%	10,000	3,300,000

Total Health Care		3,300,000

Industrials 1.0%
Aerospace & Defense 1.0%

United Technologies Corp., 7.500%	115,000	6,901,150

Total Industrials		6,901,150

Materials 1.0%
Metals & Mining 1.0%

Alcoa, Inc., 5.375%	120,000	6,396,000

Total Materials		6,396,000

Utilities 2.0%
Electric Utilities 1.0%

NextEra Energy, Inc., 5.599%	100,000	6,787,950

Multi-Utilities 1.0%

CenterPoint Energy, Inc., 3.719%(c)	100,000	6,593,750

Total Utilities		13,381,700

Total Convertible Preferred Stocks
(Cost: $98,183,766)		102,642,743

Corporate Bonds & Notes 24.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
ADS Tactical, Inc. Senior Secured(b)
04/01/18	11.000%	3,198,000	3,166,020

Banking 1.0%
Popular, Inc. Senior Unsecured
07/01/19	7.000%	6,500,000	6,532,500

Construction Machinery 1.0%
United Rentals North America, Inc.
11/15/24	5.750%	6,600,000	6,847,500

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 1.0%
ADT Corp. (The) Senior Unsecured
04/15/19	4.125%	6,500,000	6,474,813

Diversified Manufacturing 2.1%
Gardner Denver, Inc. Senior Unsecured(b)
08/15/21	6.875%	7,000,000	6,947,500

Hamilton Sundstrand Corp. Senior Unsecured(b)
12/15/20	7.750%	6,850,000	6,918,500

Total			13,866,000

Electric 1.4%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	2,000,000	2,290,000
03/15/24	5.500%	3,832,000	3,908,640

DPL, Inc. Senior Unsecured(b)
10/01/19	6.750%	3,000,000	3,090,000

Total			9,288,640

Food and Beverage 1.0%
Post Holdings, Inc.(b)
12/01/21	6.750%	7,143,000	7,017,997

Health Care 1.1%
Omnicare, Inc. Senior Unsecured
12/01/22	4.750%	6,713,000	6,813,695
12/01/24	5.000%	287,000	292,740

Total			7,106,435

Home Construction 1.0%
Taylor Morrison Communities, Inc./Monarch, Inc.(b)
04/15/21	5.250%	6,500,000	6,532,500

Independent Energy 2.7%
Goodrich Petroleum Corp.
03/15/19	8.875%	7,500,000	5,381,250

Parsley Energy LLC/Finance Corp. Senior Unsecured(b)
02/15/22	7.500%	6,513,000	6,358,316

Stone Energy Corp.
11/15/22	7.500%	7,100,000	6,425,500

Total			18,165,066

Leisure 1.0%
Live Nation Entertainment, Inc.(b)
06/15/22	5.375%	6,502,000	6,518,255

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 1.0%
AMC Networks, Inc.
12/15/22	4.750%	7,000,000	6,912,500

Metals 1.0%
United States Steel Corp. Senior Unsecured
04/01/21	6.875%	6,550,000	6,951,188

Midstream 0.3%
Blue Racer Midstream LLC/Finance Corp.(b)
11/15/22	6.125%	1,928,000	1,947,280

Other Industry 1.0%
MasTec, Inc.
03/15/23	4.875%	7,350,000	7,037,625

Pharmaceuticals 0.6%
Salix Pharmaceuticals Ltd.(b)
01/15/21	6.000%	3,820,000	3,896,400

Retailers 1.0%
Rite Aid Corp. Senior Unsecured
02/15/27	7.700%	6,068,000	6,705,140

Supermarkets 1.0%
Safeway, Inc. Senior Unsecured
02/01/31	7.250%	6,988,000	6,953,507

Technology 2.1%
Equinix, Inc. Senior Unsecured
01/01/25	5.750%	7,000,000	7,052,500

Micron Technology, Inc. Senior Unsecured(b)
02/01/25	5.500%	6,900,000	6,934,500

Total			13,987,000

Transportation Services 0.9%
XPO Logistics, Inc. Senior Unsecured(b)
09/01/19	7.875%	5,892,000	6,260,250

Wirelines 1.9%
Frontier Communications Corp. Senior Unsecured
01/15/25	6.875%	6,500,000	6,532,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Escrow II, Inc.(b)
08/15/22	5.375%	6,400,000	6,480,000

Total			13,012,500

Total Corporate Bonds & Notes
(Cost: $168,403,015)			165,179,116

Convertible Bonds 16.7%
Automotive 1.9%
Navistar International Corp. Senior Subordinated Notes
10/15/18	4.500%	1,390,000	1,361,331

Navistar International Corp.(b) Senior Subordinated Notes
04/15/19	4.750%	8,151,000	8,130,623

Wabash National Corp. Senior Unsecured
05/01/18	3.375%	2,840,000	3,266,142

Total			12,758,096

Brokerage/Asset Managers/Exchanges 0.5%
Walter Investment Management Corp. Senior Subordinated Notes
11/01/19	4.500%	4,410,000	3,420,506

Finance Companies 0.5%
Air Lease Corp. Senior Unsecured
12/01/18	3.875%	2,300,000	3,368,063

Health Care 1.0%
Omnicare, Inc.
12/15/35	3.250%	3,100,000	3,539,812

Teleflex, Inc. Senior Subordinated Notes
08/01/17	3.875%	1,600,000	3,118,000

Total			6,657,812

Independent Energy 0.5%
American Energy-Permian Basin LLC PIK(b)
05/01/22	8.000%	3,300,000	3,159,750

Metals 0.4%
Alpha Natural Resources, Inc.
12/15/17	3.750%	4,800,000	3,033,000

Oil Field Services 1.1%
Cobalt International Energy, Inc. Senior Unsecured
12/01/19	2.625%	4,700,000	3,335,120

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy XXI Ltd. Senior Unsecured(b)
12/15/18	3.000%	6,500,000	4,225,000

Total			7,560,120

Other Financial Institutions 1.0%
Forest City Enterprises, Inc. Senior Unsecured
08/15/20	3.625%	6,197,000	6,646,282

Other Industry 0.5%
General Cable Corp. Subordinated Notes(c)
11/15/29	4.500%	4,500,000	3,045,938

Other REIT 1.7%
Blackstone Mortgage Trust, Inc. Senior Unsecured
12/01/18	5.250%	4,560,000	4,809,158

RWT Holdings, Inc.(b)
11/15/19	5.625%	3,400,000	3,432,470

Starwood Waypoint Residential Trust Senior Unsecured(b)
10/15/17	4.500%	3,000,000	3,101,220

Total			11,342,848

Pharmaceuticals 1.2%
ARIAD Pharmaceuticals, Inc. Senior Unsecured(b)
06/15/19	3.625%	3,150,000	3,222,765

Aegerion Pharmaceuticals, Inc. Senior Unsecured(b)
08/15/19	2.000%	4,000,000	3,231,000

Dendreon Corp. Senior Unsecured(d)
01/15/16	2.875%	2,400,000	1,453,440

Total			7,907,205

Property & Casualty 0.7%
MGIC Investment Corp.(b)
04/01/63	9.000%	3,950,000	5,038,719

Refining 0.5%
Clean Energy Fuels Corp. Senior Unsecured(b)
10/01/18	5.250%	4,250,000	3,225,835

Retailers 0.5%
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	3,000,000	3,146,250

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 3.5%
Ciena Corp. Senior Unsecured
12/15/20	4.000%	5,250,000	6,109,687

Cornerstone OnDemand, Inc. Senior Unsecured
07/01/18	1.500%	3,500,000	3,322,813

Mentor Graphics Corp. Subordinated Notes
04/01/31	4.000%	5,320,000	6,400,625

TiVo, Inc. Senior Unsecured(b)
03/15/16	4.000%	2,550,000	3,099,844

j2 Global, Inc. Senior Unsecured
06/15/29	3.250%	4,500,000	4,694,062

Total			23,627,031

Tobacco 0.9%
Vector Group Ltd. Senior Unsecured
04/15/20	1.750%	4,000,000	4,271,040

Vector Group Ltd.(c) Senior Unsecured
01/15/19	2.500%	1,450,000	2,045,225

Total			6,316,265

Transportation Services 0.3%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	2,140,000	2,140,000

Total Convertible Bonds
(Cost: $113,496,447)			112,393,720

Preferred Debt 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.5%
Synovus Financial Corp.(c)
12/31/49	7.875%	105,000	2,909,025

Total Preferred Debt
(Cost: $2,840,205)			2,909,025

Limited Partnerships 0.5%
Issuer		Shares	Value
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%

Plains GP Holdings LP, Class A		132,000	3,429,360

Total Energy			3,429,360

Total Limited Partnerships
(Cost: $3,300,000)			3,429,360

Money Market Funds 3.7%
		Shares	Value
JPMorgan Prime Money Market Fund, 0.010%(e)		25,169,205	25,169,205

Total Money Market Funds
(Cost: $25,169,205)			25,169,205

Total Investments
(Cost: $650,321,988)			669,426,323

Other Assets & Liabilities, Net			2,307,624

Net Assets			671,733,947

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2014, the value of these securities amounted to $127,654,791 or 19.00% of net assets.

(c)	Variable rate security.

(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2014, the value of these securities amounted to $1,453,440, which represents 0.22% of net assets.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2014.

Abbreviation Legend

ADR	American Depositary Receipt
PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	10,226,225	—	—	10,226,225

Consumer Staples	19,283,925	—	—	19,283,925

Energy	30,910,225	—	—	30,910,225

Financials	61,204,925	—	—	61,204,925

Health Care	20,109,125	—	—	20,109,125

Industrials	22,441,150	—	—	22,441,150

Information Technology	37,542,575	—	—	37,542,575

Materials	19,364,350	98,079	—	19,462,429

Telecommunication Services	15,904,450	—	—	15,904,450

Utilities	20,618,125	—	—	20,618,125

Convertible Preferred Stocks

Consumer Staples	—	17,093,326	—	17,093,326

Energy	—	12,156,921	—	12,156,921

Financials	26,864,588	16,549,058	—	43,413,646

Health Care	3,300,000	—	—	3,300,000

Industrials	6,901,150	—	—	6,901,150

Materials	6,396,000	—	—	6,396,000

Utilities	—	13,381,700	—	13,381,700

Total Equity Securities	301,066,813	59,279,084	—	360,345,897

Bonds

Corporate Bonds & Notes	—	165,179,116	—	165,179,116

Convertible Bonds	—	112,393,720	—	112,393,720

Preferred Debt	2,909,025	—	—	2,909,025

Total Bonds	2,909,025	277,572,836	—	280,481,861

Other

Limited Partnerships	3,429,360	—	—	3,429,360

Total Other	3,429,360	—	—	3,429,360

Mutual Funds

Money Market Funds	25,169,205	—	—	25,169,205

Total Mutual Funds	25,169,205	—	—	25,169,205

Total	332,574,403	336,851,920	—	669,426,323

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using observable markets inputs rather than quoted prices for identical assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	126,656	126,656	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

(identified cost $650,321,988)	$669,426,323

Receivable for:

Capital shares sold	2,630,876

Dividends	1,264,813

Interest	3,770,438

Prepaid expenses	3,159

Other assets	44,501

Total assets	677,140,110

Liabilities

Payable for:

Investments purchased	4,863,280

Capital shares purchased	407,980

Investment management fees	21,641

Distribution and/or service fees	11,899

Transfer agent fees	53,055

Administration fees	2,168

Compensation of board members	13,146

Other expenses	32,994

Total liabilities	5,406,163

Net assets applicable to outstanding capital stock	$671,733,947

Represented by

Paid-in capital	$649,751,591

Undistributed net investment income	1,182,442

Accumulated net realized gain	1,695,579

Unrealized appreciation (depreciation) on:

Investments	19,104,335

Total — representing net assets applicable to outstanding capital stock	$671,733,947

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$339,507,210

Shares outstanding	27,339,127

Net asset value per share	$12.42

Maximum offering price per share(a)	$13.18

Class C

Net assets	$131,424,953

Shares outstanding	10,641,872

Net asset value per share	$12.35

Class I

Net assets	$48,980,078

Shares outstanding	3,939,862

Net asset value per share	$12.43

Class R

Net assets	$576,765

Shares outstanding	46,482

Net asset value per share	$12.41

Class R4

Net assets	$21,288,552

Shares outstanding	1,702,992

Net asset value per share	$12.50

Class R5

Net assets	$4,569,942

Shares outstanding	365,396

Net asset value per share	$12.51

Class W

Net assets	$13,419

Shares outstanding	1,080

Net asset value per share(b)	$12.42

Class Z

Net assets	$125,373,028

Shares outstanding	10,095,155

Net asset value per share	$12.42

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Flexible Capital Income Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends	$6,404,130

Interest	4,056,572

Foreign taxes withheld	(26,184)

Total income	10,434,518

Expenses:

Investment management fees	1,476,745

Distribution and/or service fees

Class A	309,196

Class C	431,766

Class R	1,350

Class W	19

Transfer agent fees

Class A	140,776

Class C	49,401

Class R	304

Class R4	9,148

Class R5	1,693

Class W	9

Class Z	42,893

Administration fees	149,391

Compensation of board members	7,389

Custodian fees	3,934

Printing and postage fees	24,724

Registration fees	74,121

Professional fees	20,513

Other	6,316

Total expenses	2,749,688

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(80,230)

Total net expenses	2,669,458

Net investment income	7,765,060

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(2,460,919)

Foreign currency translations	(452)

Net realized loss	(2,461,371)

Net change in unrealized appreciation (depreciation) on:

Investments	(3,970,983)

Foreign currency translations	(27)

Net change in unrealized depreciation	(3,971,010)

Net realized and unrealized loss	(6,432,381)

Net increase in net assets resulting from operations	$1,332,679

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment income	$7,765,060	$7,180,422

Net realized gain (loss)	(2,461,371)	6,119,884

Net change in unrealized appreciation (depreciation)	(3,971,010)	12,137,775

Net increase in net assets resulting from operations	1,332,679	25,438,081

Distributions to shareholders

Net investment income

Class A	(3,921,382)	(2,170,678)

Class C	(1,029,890)	(325,952)

Class I	(1,525,372)	(3,313,903)

Class R	(8,520)	(1,317)

Class R4	(262,587)	(52,515)

Class R5	(136,274)	(346,286)

Class W	(267)	(80,845)

Class Z	(1,163,930)	(316,358)

Net realized gains

Class A	—	(2,124,151)

Class C	—	(378,941)

Class I	—	(2,378,637)

Class R	—	(1,463)

Class R4	—	(24,993)

Class R5	—	(139,220)

Class W	—	(789)

Class Z	—	(247,008)

Total distributions to shareholders	(8,048,222)	(11,903,056)

Increase in net assets from capital stock activity	329,171,600	207,953,611

Total increase in net assets	322,456,057	221,488,636

Net assets at beginning of period	349,277,890	127,789,254

Net assets at end of period	$671,733,947	$349,277,890

Undistributed net investment income	$1,182,442	$1,465,604

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Flexible Capital Income Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions	15,810,376	196,951,822	13,392,496	163,153,678

Distributions reinvested	304,678	3,827,202	359,121	4,278,898

Redemptions	(2,186,558)	(27,192,565)	(1,638,128)	(19,979,657)

Net increase	13,928,496	173,586,459	12,113,489	147,452,919

Class C shares

Subscriptions	6,930,709	85,866,888	3,874,057	47,139,610

Distributions reinvested	76,987	962,884	59,294	703,896

Redemptions	(337,080)	(4,161,119)	(123,682)	(1,507,195)

Net increase	6,670,616	82,668,653	3,809,669	46,336,311

Class I shares

Subscriptions	4,265	53,603	25,947	315,506

Distributions reinvested	121,143	1,525,322	479,748	5,692,354

Redemptions	(3,143,438)	(39,021,622)	(579,640)	(7,045,750)

Net decrease	(3,018,030)	(37,442,697)	(73,945)	(1,037,890)

Class R shares

Subscriptions	3,591	43,001	48,136	585,405

Distributions reinvested	674	8,477	217	2,591

Redemptions	—	—	(6,386)	(77,827)

Net increase	4,265	51,478	41,967	510,169

Class R4 shares

Subscriptions	1,183,175	14,880,263	690,127	8,532,044

Distributions reinvested	20,793	262,540	6,439	77,322

Redemptions	(217,841)	(2,715,075)	(54,109)	(659,167)

Net increase	986,127	12,427,728	642,457	7,950,199

Class R5 shares

Subscriptions	470,195	6,000,164	169,022	2,065,537

Distributions reinvested	10,775	136,226	40,929	485,320

Redemptions	(564,651)	(7,015,374)	(1,136,024)	(13,864,518)

Net decrease	(83,681)	(878,984)	(926,073)	(11,313,661)

Class W shares

Subscriptions	—	—	15,604	187,086

Distributions reinvested	18	222	6,931	81,439

Redemptions	(195)	(2,365)	(428,143)	(5,247,540)

Net decrease	(177)	(2,143)	(405,608)	(4,979,015)

Class Z shares

Subscriptions	8,727,818	108,834,061	1,922,452	23,555,721

Distributions reinvested	73,919	926,126	46,769	556,688

Redemptions	(897,834)	(10,999,081)	(88,217)	(1,077,830)

Net increase	7,903,903	98,761,106	1,881,004	23,034,579

Total net increase	26,391,519	329,171,600	17,082,960	207,953,611

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.59		$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.19		0.43	0.45	0.33

Net realized and unrealized gain (loss)	(0.14)		0.96	1.69	0.16	(b)

Total from investment operations	0.05		1.39	2.14	0.49

Less distributions to shareholders:

Net investment income	(0.22)		(0.44)	(0.43)	(0.17)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.22)		(0.78)	(0.48)	(0.17)

Net asset value, end of period	$12.42		$12.59	$11.98	$10.32

Total return	0.36%		12.17%	21.18%	4.97%

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.17%	1.85%	2.02	%(e)

Total net expenses(f)	1.04	%(e)	1.02%	1.10%	1.10	%(e)

Net investment income	3.13	%(e)	3.52%	4.03%	3.91	%(e)

Supplemental data

Net assets, end of period (in thousands)	$339,507		$168,897	$15,534	$5,029

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.52		$11.91	$10.28	$10.00

Income from investment operations:

Net investment income	0.15		0.33	0.37	0.27

Net realized and unrealized gain (loss)	(0.15)		0.97	1.67	0.15	(b)

Total from investment operations	—		1.30	2.04	0.42

Less distributions to shareholders:

Net investment income	(0.17)		(0.35)	(0.36)	(0.14)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.17)		(0.69)	(0.41)	(0.14)

Net asset value, end of period	$12.35		$12.52	$11.91	$10.28

Total return	(0.02%)		11.38%	20.26%	4.27%

Ratios to average net assets(d)

Total gross expenses	1.82	%(e)	1.92%	2.63%	2.73	%(e)

Total net expenses(f)	1.79	%(e)	1.78%	1.85%	1.85	%(e)

Net investment income	2.40	%(e)	2.79%	3.26%	3.18	%(e)

Supplemental data

Net assets, end of period (in thousands)	$131,425		$49,739	$1,925	$193

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.61		$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.21		0.47	0.48	0.37

Net realized and unrealized gain (loss)	(0.15)		0.98	1.69	0.14	(b)

Total from investment operations	0.06		1.45	2.17	0.51

Less distributions to shareholders:

Net investment income	(0.24)		(0.48)	(0.46)	(0.19)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.24)		(0.82)	(0.51)	(0.19)

Net asset value, end of period	$12.43		$12.61	$11.98	$10.32

Total return	0.45%		12.69%	21.55%	5.14%

Ratios to average net assets(d)

Total gross expenses	0.70	%(e)	0.77%	0.86%	1.12	%(e)

Total net expenses(f)	0.66	%(e)	0.69%	0.78%	0.74	%(e)

Net investment income	3.37	%(e)	3.84%	4.33%	4.19	%(e)

Supplemental data

Net assets, end of period (in thousands)	$48,980		$87,713	$84,270	$81,861

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.58		$11.97	$10.31	$10.00

Income from investment operations:

Net investment income	0.17		0.41	0.42	0.30

Net realized and unrealized gain (loss)	(0.14)		0.95	1.69	0.16	(b)

Total from investment operations	0.03		1.36	2.11	0.46

Less distributions to shareholders:

Net investment income	(0.20)		(0.41)	(0.40)	(0.15)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.20)		(0.75)	(0.45)	(0.15)

Net asset value, end of period	$12.41		$12.58	$11.97	$10.31

Total return	0.23%		11.87%	20.87%	4.64%

Ratios to average net assets(d)

Total gross expenses	1.31	%(e)	1.41%	2.12%	2.42	%(e)

Total net expenses(f)	1.28	%(e)	1.29%	1.35%	1.35	%(e)

Net investment income	2.81	%(e)	3.38%	3.79%	3.48	%(e)

Supplemental data

Net assets, end of period (in thousands)	$577		$531	$3	$3

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$12.68		$12.05	$10.93

Income from investment operations:

Net investment income	0.21		0.47	0.36

Net realized and unrealized gain (loss)	(0.16)		0.97	1.08

Total from investment operations	0.05		1.44	1.44

Less distributions to shareholders:

Net investment income	(0.23)		(0.47)	(0.27)

Net realized gains	—		(0.34)	(0.05)

Total distributions to shareholders	(0.23)		(0.81)	(0.32)

Net asset value, end of period	$12.50		$12.68	$12.05

Total return	0.40%		12.55%	13.40%

Ratios to average net assets(b)

Total gross expenses	0.82	%(c)	0.92%	1.59	%(c)

Total net expenses(d)	0.79	%(c)	0.77%	0.85	%(c)

Net investment income	3.38	%(c)	3.83%	4.28	%(c)

Supplemental data

Net assets, end of period (in thousands)	$21,289		$9,087	$897

Portfolio turnover	31%		48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014	2013(a)
Per share data
Net asset value, beginning of period	$12.68		$12.05	$10.93

Income from investment operations:

Net investment income	0.21		0.47	0.37

Net realized and unrealized gain (loss)	(0.14)		0.97	1.07

Total from investment operations	0.07		1.44	1.44

Less distributions to shareholders:

Net investment income	(0.24)		(0.47)	(0.27)

Net realized gains	—		(0.34)	(0.05)

Total distributions to shareholders	(0.24)		(0.81)	(0.32)

Net asset value, end of period	$12.51		$12.68	$12.05

Total return	0.50%		12.55%	13.41%

Ratios to average net assets(b)

Total gross expenses	0.75	%(c)	0.82%	0.86	%(c)

Total net expenses(d)	0.71	%(c)	0.76%	0.84	%(c)

Net investment income	3.34	%(c)	3.84%	4.29	%(c)

Supplemental data

Net assets, end of period (in thousands)	$4,570		$5,695	$16,569

Portfolio turnover	31%		48%	63%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class W	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.60		$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.19		0.43	0.44	0.28

Net realized and unrealized gain (loss)	(0.16)		0.97	1.69	0.21	(b)

Total from investment operations	0.03		1.40	2.13	0.49

Less distributions to shareholders:

Net investment income	(0.21)		(0.44)	(0.42)	(0.17)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.21)		(0.78)	(0.47)	(0.17)

Net asset value, end of period	$12.42		$12.60	$11.98	$10.32

Total return	0.25%		12.22%	21.13%	4.92%

Ratios to average net assets(d)

Total gross expenses	1.07	%(e)	1.17%	1.91%	1.76	%(e)

Total net expenses(f)	1.07	%(e)	1.08%	1.10%	1.10	%(e)

Net investment income	3.00	%(e)	3.52%	3.97%	3.23	%(e)

Supplemental data

Net assets, end of period (in thousands)	$13		$16	$4,875	$7,979

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Flexible Capital Income Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$12.60		$11.98	$10.32	$10.00

Income from investment operations:

Net investment income	0.21		0.46	0.48	0.36

Net realized and unrealized gain (loss)	(0.16)		0.97	1.68	0.14	(b)

Total from investment operations	0.05		1.43	2.16	0.50

Less distributions to shareholders:

Net investment income	(0.23)		(0.47)	(0.45)	(0.18)

Net realized gains	—		(0.34)	(0.05)	(0.00	)(c)

Total distributions to shareholders	(0.23)		(0.81)	(0.50)	(0.18)

Net asset value, end of period	$12.42		$12.60	$11.98	$10.32

Total return	0.41%		12.54%	21.46%	5.09%

Ratios to average net assets(d)

Total gross expenses	0.82	%(e)	0.92%	1.61%	1.82	%(e)

Total net expenses(f)	0.79	%(e)	0.75%	0.85%	0.85	%(e)

Net investment income	3.45	%(e)	3.82%	4.30%	4.16	%(e)

Supplemental data

Net assets, end of period (in thousands)	$125,373		$27,600	$3,716	$1,126

Portfolio turnover	31%		48%	63%	36%

Notes to Financial Highlights

(a)	Based on operations from July 28, 2011 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Flexible Capital Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities

Semiannual Report 2014	25

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are

26	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.59% to 0.50% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.59% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.04% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $876.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Semiannual Report 2014	27

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.11%
Class C	0.11
Class R	0.11
Class R4	0.11
Class R5	0.05
Class W	0.11
Class Z	0.12

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $495,000 for Class C shares. This amount is based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,452,044 for Class A and $9,742 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2014 through September 30, 2015	Prior to October 1, 2014
Class A	1.16%	1.10%
Class C	1.91	1.85
Class I	0.83	0.65
Class R	1.41	1.35
Class R4	0.91	0.85
Class R5	0.88	0.70
Class W	1.16	1.10
Class Z	0.91	0.85

28	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $650,322,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$35,074,000
Unrealized depreciation	(15,970,000)
Net unrealized appreciation	$19,104,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $471,540,939 and $150,974,783, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 55.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 8. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in

Semiannual Report 2014	29

Columbia Flexible Capital Income Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 7 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Flexible Capital Income Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	31

Columbia Flexible Capital Income Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR148_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Multi-Advisor Small Cap Value Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Multi-Advisor Small Cap Value Fund (the Fund) Class A shares returned 1.46% excluding sales charges for the six-month period that ended November 30, 2014.

>	The Fund underperformed its benchmark, the Russell 2000 Value Index, which returned 1.66% for the same time frame.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/18/01
Excluding sales charges		1.46	4.51	15.11	7.91
Including sales charges		-4.37	-1.53	13.75	7.27
Class B	06/18/01
Excluding sales charges		1.04	3.77	14.20	7.16
Including sales charges		-3.96	-0.86	13.96	7.16
Class C	06/18/01
Excluding sales charges		1.19	3.91	14.24	7.18
Including sales charges		0.19	2.99	14.24	7.18
Class I	03/04/04	1.63	5.04	15.57	8.35
Class K	06/18/01	1.54	4.74	15.27	8.12
Class R*	12/11/06	1.34	4.27	14.79	7.58
Class R4*	12/11/06	1.56	4.86	15.16	7.94
Class R5*	12/11/06	1.78	5.09	15.60	8.25
Class Z*	09/27/10	1.51	4.83	15.30	8.00
Russell 2000 Value Index		1.66	3.36	15.31	6.85

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014	3

Columbia Multi-Advisor Small Cap Value Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Barrow, Hanley, Mewhinney & Strauss, LLC

James McClure, CFA

John Harloe, CFA

Donald Smith & Co., Inc.

Donald Smith

Richard Greenberg, CFA

Metropolitan West Capital Management, LLC

Samir Sikka

Segall Bryant & Hamill, LLC

Mark Dickherber, CFA, CPA

Shawn Nicholson

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

©2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2014)
Sanmina Corp.	2.6
AerCap Holdings NV	2.2
Platinum Underwriters Holdings Ltd.	1.6
Resolute Forest Products, Inc.	1.4
Dana Holding Corp.	1.4
Micron Technology, Inc.	1.4
American Axle & Manufacturing Holdings, Inc.	1.1
Whirlpool Corp.	1.1
KAR Auction Services, Inc.	1.1
Haemonetics Corp.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	90.7
Consumer Discretionary	13.0
Consumer Staples	2.9
Energy	4.0
Financials	18.0
Health Care	5.6
Industrials	20.0
Information Technology	19.3
Materials	6.8
Utilities	1.1
Money Market Funds	9.3
Rights	0.0	(a)
Industrials	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a)	Rounds to zero.

4	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,014.60	1,018.00	6.98	6.99	1.39
Class B	1,000.00	1,000.00	1,010.40	1,014.26	10.73	10.75	2.14
Class C	1,000.00	1,000.00	1,011.90	1,014.26	10.73	10.75	2.14
Class I	1,000.00	1,000.00	1,016.30	1,020.19	4.78	4.78	0.95
Class K	1,000.00	1,000.00	1,015.40	1,018.70	6.28	6.29	1.25
Class R	1,000.00	1,000.00	1,013.40	1,016.75	8.23	8.25	1.64
Class R4	1,000.00	1,000.00	1,015.60	1,019.25	5.73	5.74	1.14
Class R5	1,000.00	1,000.00	1,017.80	1,019.95	5.03	5.04	1.00
Class Z	1,000.00	1,000.00	1,015.10	1,019.25	5.73	5.74	1.14

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2014	5

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 90.8%
Issuer	Shares	Value ($)
Consumer Discretionary 13.0%
Auto Components 2.3%

American Axle & Manufacturing Holdings, Inc.(a)	177,839	3,795,084

Dana Holding Corp.	217,619	4,613,523

Total		8,408,607

Hotels, Restaurants & Leisure 1.6%

Interval Leisure Group, Inc.	72,416	1,574,324

SeaWorld Entertainment, Inc.	144,500	2,411,705

Six Flags Entertainment Corp.	28,700	1,166,655

Wendy’s Co. (The)	82,440	718,876

Total		5,871,560

Household Durables 2.3%

Taylor Morrison Home Corp., Class A(a)	65,500	1,266,770

Tempur Sealy International, Inc(a)	58,370	3,330,009

Whirlpool Corp.	20,149	3,751,139

Total		8,347,918

Leisure Products 1.1%

Arctic Cat, Inc.	22,030	728,092

Brunswick Corp.	66,755	3,316,388

Total		4,044,480

Media 0.2%

John Wiley & Sons, Inc., Class A	15,428	921,360

Multiline Retail 0.3%

Big Lots, Inc.	21,650	1,099,820

Specialty Retail 5.2%

Abercrombie & Fitch Co., Class A	31,500	908,775

ANN, Inc.(a)	22,710	834,138

Ascena Retail Group, Inc.(a)	89,450	1,197,735

Cato Corp. (The), Class A	24,640	988,557

Chico’s FAS, Inc.	136,470	2,165,779

Children’s Place, Inc. (The)	29,910	1,676,755

DSW, Inc., Class A	58,550	2,077,354

Finish Line, Inc., Class A (The)	16,180	461,777

Guess?, Inc.	23,710	537,506

Kirkland’s, Inc.(a)	41,580	903,118

Men’s Wearhouse, Inc. (The)	55,086	2,573,618

Office Depot, Inc.(a)	356,650	2,364,589

Vitamin Shoppe, Inc.(a)	37,300	1,785,178

West Marine, Inc.(a)	54,460	595,248

Total		19,070,127

Total Consumer Discretionary		47,763,872

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 3.0%
Beverages 0.5%

Treasury Wine Estates Ltd., ADR	441,500	1,788,075

Food & Staples Retailing 0.1%

Pantry, Inc. (The)(a)	19,260	511,353

Food Products 2.3%

Chiquita Brands International, Inc.(a)	126,210	1,824,996

Dean Foods Co.	111,500	1,901,075

Flowers Foods, Inc.	76,796	1,497,522

J&J Snack Foods Corp.	10,100	1,061,005

Post Holdings, Inc.(a)	50,500	2,020,000

Total		8,304,598

Tobacco 0.1%

Alliance One International, Inc.(a)	165,343	299,271

Total Consumer Staples		10,903,297

Energy 4.0%
Energy Equipment & Services 1.9%

Forum Energy Technologies, Inc.(a)	55,400	1,330,154

Gulfmark Offshore, Inc., Class A	15,019	391,245

Helix Energy Solutions Group, Inc.(a)	57,100	1,305,877

McDermott International, Inc.(a)	99,580	353,509

Paragon Offshore PLC	325,700	1,182,291

Parker Drilling Co.(a)	402,150	1,427,633

Tidewater, Inc.	25,000	772,750

Total		6,763,459

Oil, Gas & Consumable Fuels 2.1%

Advantage Oil & Gas Ltd.(a)	304,421	1,363,806

Ardmore Shipping Corp.	72,500	740,225

Energy XXI Ltd.	97,700	391,777

LinnCo LLC	29,534	484,653

Nordic American Tankers Ltd.	73,000	654,080

Oasis Petroleum, Inc.(a)	85,250	1,566,895

Petroquest Energy, Inc.(a)	292,195	1,086,965

RSP Permian, Inc.(a)	51,747	1,126,015

Sanchez Energy Corp.(a)	36,070	407,230

Total		7,821,646

Total Energy		14,585,105

Financials 18.0%
Banks 8.5%

Ameris Bancorp	61,100	1,536,665

BancFirst Corp.	12,480	798,845

BankUnited, Inc.	25,280	763,456

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Banner Corp.	19,480	802,381

Cathay General Bancorp	39,500	1,002,510

City National Corp.	40,873	3,154,987

First Busey Corp.	104,800	686,440

First Community Bancshares, Inc.	46,140	713,324

First Horizon National Corp.	115,300	1,471,228

First Niagara Financial Group, Inc.	131,265	1,072,435

FirstMerit Corp.	110,050	1,968,794

Hancock Holding Co.	43,400	1,419,614

Hanmi Financial Corp.	66,125	1,329,112

Investors Bancorp, Inc.	101,400	1,096,134

Lakeland Financial Corp.	28,820	1,140,984

Peoples Bancorp, Inc.	34,990	847,108

Prosperity Bancshares, Inc.	46,270	2,599,449

Simmons First National Corp., Class A	29,580	1,197,103

Texas Capital Bancshares, Inc.(a)	46,100	2,541,493

Umpqua Holdings Corp.	162,310	2,757,647

WesBanco, Inc.	13,099	435,018

Zions Bancorporation	68,235	1,914,674

Total		31,249,401

Consumer Finance 0.4%

Encore Capital Group, Inc.(a)	31,750	1,362,393

Insurance 3.9%

American National Insurance Co.	27,300	3,133,494

Horace Mann Educators Corp.	101,700	3,183,210

Montpelier Re Holdings Ltd.	80,358	2,736,190

Platinum Underwriters Holdings Ltd.	71,025	5,267,924

Total		14,320,818

Real Estate Investment Trusts (REITs) 3.0%

Capstead Mortgage Corp.	41,150	535,361

Chimera Investment Corp.	278,750	942,175

Equity Commonwealth	43,200	1,098,576

Granite Real Estate Investment Trust	90,205	3,139,134

Parkway Properties, Inc.	73,704	1,435,754

PennyMac Mortgage Investment Trust	74,700	1,618,749

Redwood Trust, Inc.	87,200	1,704,760

Urstadt Biddle Properties, Inc., Class A	29,550	655,419

Total		11,129,928

Real Estate Management & Development 0.4%

Jones Lang LaSalle, Inc.	11,450	1,667,807

Thrifts & Mortgage Finance 1.8%

Berkshire Hills Bancorp, Inc.	10,634	269,891

Essent Group Ltd.(a)	78,060	1,967,112

Ladder Capital Corp., Class A(a)	75,500	1,427,705

Common Stocks (continued)
Issuer	Shares	Value ($)
Ocwen Financial Corp.(a)	84,650	1,941,871

TFS Financial Corp.	59,460	902,008

Total		6,508,587

Total Financials		66,238,934

Health Care 5.6%
Biotechnology 0.2%

Emergent Biosolutions, Inc.(a)	36,480	906,893

Health Care Equipment & Supplies 3.0%

Alere, Inc.(a)	24,070	960,152

Haemonetics Corp.(a)	99,523	3,675,384

Hill-Rom Holdings, Inc.	15,320	701,043

Integra LifeSciences Holdings Corp.(a)	31,200	1,536,288

OraSure Technologies, Inc.(a)	90,970	819,640

Orthofix International NV(a)	62,370	1,741,371

STERIS Corp.	23,750	1,514,063

Total		10,947,941

Health Care Providers & Services 1.7%

AMN Healthcare Services, Inc.(a)	145,730	2,494,897

HealthSouth Corp.	68,106	2,801,200

LHC Group, Inc.(a)	46,690	1,097,682

Total		6,393,779

Life Sciences Tools & Services 0.7%

Bio-Rad Laboratories, Inc., Class A(a)	12,200	1,449,238

Charles River Laboratories International, Inc.(a)	15,800	1,023,050

Total		2,472,288

Total Health Care		20,720,901

Industrials 20.0%
Aerospace & Defense 0.3%

Orbital Sciences Corp.(a)	32,830	893,633

Air Freight & Logistics 0.7%

Forward Air Corp.	53,100	2,599,776

Airlines 0.8%

Air France-KLM, ADR(a)	286,770	3,021,122

Building Products 1.6%

Gibraltar Industries, Inc.(a)	77,206	1,107,906

Simpson Manufacturing Co., Inc.	48,985	1,626,302

Trex Co., Inc.(a)	77,690	3,273,857

Total		6,008,065

Commercial Services & Supplies 3.4%

Herman Miller, Inc.	90,185	2,740,722

KAR Auction Services, Inc.	107,000	3,707,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Mobile Mini, Inc.	75,210	3,120,463

Tetra Tech, Inc.	52,297	1,421,432

United Stationers, Inc.	39,400	1,617,764

Total		12,607,931

Construction & Engineering 2.0%

Aegion Corp.(a)	43,500	828,675

Comfort Systems U.S.A., Inc.	96,519	1,386,978

EMCOR Group, Inc.	46,002	1,994,186

Great Lakes Dredge & Dock Corp.(a)	113,810	862,680

Pike Corp.(a)	188,500	2,254,460

Total		7,326,979

Electrical Equipment 1.3%

AZZ, Inc.	58,440	2,616,943

Babcock & Wilcox Co. (The)	57,893	1,715,370

EnerSys	9,360	568,433

Total		4,900,746

Industrial Conglomerates 0.6%

Carlisle Companies, Inc.	22,250	1,989,150

Machinery 5.0%

Actuant Corp., Class A	20,250	594,540

Astec Industries, Inc.	14,960	587,479

Barnes Group, Inc.	56,400	2,071,572

CLARCOR, Inc.	13,310	876,996

Dynamic Materials Corp.	19,330	310,053

ESCO Technologies, Inc.	79,080	2,848,462

Harsco Corp.	50,500	977,680

Hillenbrand, Inc.	22,060	709,450

IDEX Corp.	12,000	921,720

ITT Corp.	33,806	1,399,568

NN, Inc.	13,800	292,146

Oshkosh Corp.	53,345	2,421,863

Tecumseh Products Co.(a)	10,948	35,034

Terex Corp.	91,104	2,614,685

TriMas Corp.(a)	37,210	1,158,347

Watts Water Technologies, Inc., Class A	11,550	698,313

Total		18,517,908

Professional Services 0.7%

Korn/Ferry International(a)	31,800	863,370

Resources Connection, Inc.	105,800	1,604,986

Total		2,468,356

Road & Rail 0.7%

Heartland Express, Inc.	52,410	1,390,437

Landstar System, Inc.	12,690	1,020,022

Total		2,410,459

Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 2.9%

AerCap Holdings NV(a)	163,500	7,244,685

Applied Industrial Technologies, Inc.	20,430	957,963

Beacon Roofing Supply, Inc.(a)	42,400	1,148,192

Veritiv Corp.(a)	27,500	1,381,875

Total		10,732,715

Total Industrials		73,476,840

Information Technology 19.3%
Communications Equipment 1.7%

Aviat Networks, Inc.(a)	433,151	654,058

NETGEAR, Inc.(a)	18,692	648,986

Oplink Communications, Inc.	41,220	996,288

Polycom, Inc.(a)	95,570	1,258,657

Riverbed Technology, Inc.(a)	133,070	2,751,222

Total		6,309,211

Electronic Equipment, Instruments & Components 7.4%

Celestica, Inc.(a)	225,343	2,424,691

Electro Scientific Industries, Inc.	198,160	1,420,807

FARO Technologies, Inc.(a)	29,400	1,614,942

GSI Group, Inc.(a)	941	11,932

II-VI, Inc.(a)	165,355	2,194,261

Jabil Circuit, Inc.	72,300	1,500,225

Littelfuse, Inc.	20,140	1,936,058

Mercury Systems, Inc.(a)	93,680	1,210,345

Park Electrochemical Corp.	51,270	1,261,242

Plexus Corp.(a)	45,600	1,778,856

Radisys Corp.(a)	163,050	391,320

Sanmina Corp.(a)	347,608	8,551,157

Vishay Intertechnology, Inc.	215,262	2,985,684

Total		27,281,520

IT Services 1.5%

CoreLogic, Inc.(a)	60,500	2,009,810

EVERTEC, Inc.	88,751	1,956,072

VeriFone Systems, Inc.(a)	39,100	1,394,306

Total		5,360,188

Semiconductors & Semiconductor Equipment 5.3%

Axcelis Technologies, Inc.(a)	687,040	1,477,136

Brooks Automation, Inc.	214,190	2,508,165

Diodes, Inc.(a)	108,080	2,873,847

Fairchild Semiconductor International, Inc.(a)	191,800	3,093,734

Micron Technology, Inc.(a)	126,000	4,529,700

Photronics, Inc.(a)	293,214	2,644,790

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Tessera Technologies, Inc.	30,280	1,034,971

Xcerra Corp.(a)	157,900	1,264,779

Total		19,427,122

Software 2.2%

BroadSoft, Inc.(a)	31,010	836,340

Fair Isaac Corp.	16,850	1,209,493

Informatica Corp.(a)	80,540	2,930,045

Mentor Graphics Corp.	82,400	1,830,104

PTC, Inc.(a)	10,923	426,761

TIBCO Software, Inc.(a)	44,140	1,060,684

Total		8,293,427

Technology Hardware, Storage & Peripherals 1.2%

Avid Technology, Inc.(a)	128,000	1,542,400

Logitech International SA(a)	55,370	823,906

QLogic Corp.(a)	167,730	1,935,604

Total		4,301,910

Total Information Technology		70,973,378

Materials 6.8%
Chemicals 2.5%

Axiall Corp.	22,580	977,262

Innospec, Inc.	35,750	1,532,245

Minerals Technologies, Inc.	24,070	1,786,716

PolyOne Corp.	75,780	2,826,594

Scotts Miracle-Gro Co., Class A	24,562	1,499,019

Sensient Technologies Corp.	12,440	733,338

Total		9,355,174

Containers & Packaging 1.2%

Berry Plastics Corp.(a)	46,600	1,348,604

Myers Industries, Inc.	84,080	1,367,981

Silgan Holdings, Inc.	36,580	1,845,827

Total		4,562,412

Metals & Mining 1.5%

Allegheny Technologies, Inc.	18,970	639,099

AuRico Gold, Inc.	952,829	3,277,732

Coeur Mining, Inc.(a)	133,140	547,206

Pan American Silver Corp.	97,900	916,344

Total		5,380,381

Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 1.6%

PH Glatfelter Co.	35,970	910,760

Resolute Forest Products, Inc.(a)	287,998	4,823,967

Total		5,734,727

Total Materials		25,032,694

Utilities 1.1%
Electric Utilities 0.6%

Portland General Electric Co.	16,520	609,093

Unitil Corp.	12,400	436,852

Westar Energy, Inc.	34,400	1,344,696

Total		2,390,641

Gas Utilities 0.3%

Laclede Group, Inc. (The)	10,580	536,723

New Jersey Resources Corp.	11,670	675,693

Total		1,212,416

Water Utilities 0.2%

American States Water Co.	16,270	567,660

Total Utilities		4,170,717

Total Common Stocks
(Cost: $264,816,612)		333,865,738

Rights —%
Industrials —%
Airlines —%

American Airlines Escrow(a)(b)(c)(d)	52,560	—

Total Industrials		—

Total Rights
(Cost: $—)		—

Money Market Funds 9.3%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.104%(e)(f)	34,247,759	34,247,759

Total Money Market Funds
(Cost: $34,247,759)		34,247,759

Total Investments
(Cost: $299,064,371)		368,113,497

Other Assets & Liabilities, Net		(203,549)

Net Assets		367,909,948

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Negligible market value.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $0. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
American Airlines Escrow	12/17/2013	—

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $0.

(e)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(f)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	34,223,125	116,780,342	(116,755,708)	34,247,759	16,044	34,247,759

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	47,763,872	—	—		47,763,872

Consumer Staples	10,903,297	—	—		10,903,297

Energy	14,585,105	—	—		14,585,105

Financials	66,238,934	—	—		66,238,934

Health Care	20,720,901	—	—		20,720,901

Industrials	73,476,840	—	—		73,476,840

Information Technology	70,973,378	—	—		70,973,378

Materials	25,032,694	—	—		25,032,694

Utilities	4,170,717	—	—		4,170,717

Rights

Industrials	—	—	0	(a)	0	(a)

Total Equity Securities	333,865,738	—	0	(a)	333,865,738

Mutual Funds

Money Market Funds	34,247,759	—	—		34,247,759

Total Mutual Funds	34,247,759	—	—		34,247,759

Total	368,113,497	—	0	(a)	368,113,497

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions from the company assets or potential actions related to the respective company’s restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $264,816,612)	$333,865,738

Affiliated issuers (identified cost $34,247,759)	34,247,759

Total investments (identified cost $299,064,371)	368,113,497

Cash	264

Receivable for:

Investments sold	550,188

Capital shares sold	86,129

Dividends	307,009

Reclaims	2,902

Expense reimbursement due from Investment Manager	4,001

Prepaid expenses	3,114

Other assets	408

Total assets	369,067,512

Liabilities

Payable for:

Investments purchased	852,026

Capital shares purchased	149,748

Investment management fees	19,706

Distribution and/or service fees	5,081

Transfer agent fees	44,587

Administration fees	1,639

Plan administration fees	358

Compensation of board members	30,936

Other expenses	53,483

Total liabilities	1,157,564

Net assets applicable to outstanding capital stock	$367,909,948

Represented by

Paid-in capital	$256,507,401

Excess of distributions over net investment income	(1,309,657)

Accumulated net realized gain	43,663,078

Unrealized appreciation (depreciation) on:

Investments	69,049,126

Total — representing net assets applicable to outstanding capital stock	$367,909,948

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$282,762,114

Shares outstanding	36,902,964

Net asset value per share	$7.66

Maximum offering price per share(a)	$8.13

Class B

Net assets	$6,521,114

Shares outstanding	960,087

Net asset value per share	$6.79

Class C

Net assets	$10,908,410

Shares outstanding	1,600,445

Net asset value per share	$6.82

Class I

Net assets	$23,079,751

Shares outstanding	2,840,639

Net asset value per share	$8.12

Class K

Net assets	$1,907,914

Shares outstanding	241,849

Net asset value per share	$7.89

Class R

Net assets	$6,088,599

Shares outstanding	805,146

Net asset value per share	$7.56

Class R4

Net assets	$3,714,009

Shares outstanding	476,723

Net asset value per share	$7.79

Class R5

Net assets	$22,268,559

Shares outstanding	2,781,792

Net asset value per share	$8.01

Class Z

Net assets	$10,659,478

Shares outstanding	1,322,211

Net asset value per share	$8.06

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Multi-Advisor Small Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$2,307,576

Dividends — affiliated issuers	16,044

Foreign taxes withheld	(26,928)

Total income	2,296,692

Expenses:

Investment management fees	1,803,125

Distribution and/or service fees

Class A	361,793

Class B	36,883

Class C	56,427

Class R	15,566

Transfer agent fees

Class A	344,229

Class B	8,783

Class C	13,423

Class K	521

Class R	7,408

Class R4	4,345

Class R5	5,422

Class Z	12,135

Administration fees	150,007

Plan administration fees

Class K	2,605

Compensation of board members	8,577

Custodian fees	11,109

Printing and postage fees	38,883

Registration fees	52,717

Professional fees	16,349

Other	8,673

Total expenses	2,958,980

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(386,205)

Total net expenses	2,572,775

Net investment loss	(276,083)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	26,327,570

Net realized gain	26,327,570

Net change in unrealized appreciation (depreciation) on:

Investments	(20,597,400)

Net change in unrealized depreciation	(20,597,400)

Net realized and unrealized gain	5,730,170

Net increase in net assets resulting from operations	$5,454,087

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment loss	$(276,083)	$(940,881)

Net realized gain	26,327,570	44,430,595

Net change in unrealized appreciation (depreciation)	(20,597,400)	15,265,994

Net increase in net assets resulting from operations	5,454,087	58,755,708

Distributions to shareholders

Net realized gains

Class A	—	(30,907,300)

Class B	—	(1,075,783)

Class C	—	(1,266,959)

Class I	—	(2,255,774)

Class K	—	(284,052)

Class R	—	(604,267)

Class R4	—	(274,453)

Class R5	—	(2,101,852)

Class Z	—	(963,734)

Total distributions to shareholders	—	(39,734,174)

Increase (decrease) in net assets from capital stock activity	(19,957,315)	3,461,960

Total increase (decrease) in net assets	(14,503,228)	22,483,494

Net assets at beginning of period	382,413,176	359,929,682

Net assets at end of period	$367,909,948	$382,413,176

Excess of distributions over net investment income	$(1,309,657)	$(1,033,574)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,297,049	9,852,760	4,191,631	31,636,338

Distributions reinvested	—	—	4,165,206	30,447,655

Redemptions	(3,534,506)	(26,794,917)	(7,787,539)	(58,693,692)

Net increase (decrease)	(2,237,457)	(16,942,157)	569,298	3,390,301

Class B shares

Subscriptions	2,065	13,685	27,077	187,330

Distributions reinvested	—	—	162,835	1,063,310

Redemptions(a)	(258,090)	(1,735,667)	(913,869)	(6,193,743)

Net decrease	(256,025)	(1,721,982)	(723,957)	(4,943,103)

Class C shares

Subscriptions	56,612	381,857	266,835	1,807,586

Distributions reinvested	—	—	181,787	1,190,707

Redemptions	(212,890)	(1,441,427)	(274,859)	(1,862,089)

Net increase (decrease)	(156,278)	(1,059,570)	173,763	1,136,204

Class I shares

Subscriptions	5,983	47,336	5,471	42,549

Distributions reinvested	—	—	292,037	2,254,522

Redemptions	(66,827)	(549,583)	(353,506)	(2,833,452)

Net decrease	(60,844)	(502,247)	(55,998)	(536,381)

Class K shares

Subscriptions	74,112	583,575	57,002	442,213

Distributions reinvested	—	—	37,553	282,401

Redemptions	(200,071)	(1,585,527)	(58,849)	(461,052)

Net increase (decrease)	(125,959)	(1,001,952)	35,706	263,562

Class R shares

Subscriptions	113,219	850,368	542,042	4,019,234

Distributions reinvested	—	—	69,574	503,018

Redemptions	(165,271)	(1,229,952)	(892,478)	(6,798,474)

Net decrease	(52,052)	(379,584)	(280,862)	(2,276,222)

Class R4 shares

Subscriptions	67,667	516,601	322,297	2,488,662

Distributions reinvested	—	—	36,912	273,885

Redemptions	(56,764)	(436,086)	(60,863)	(465,096)

Net increase	10,903	80,515	298,346	2,297,451

Class R5 shares

Subscriptions	348,908	2,773,226	517,615	4,081,300

Distributions reinvested	—	—	276,121	2,101,279

Redemptions	(234,820)	(1,856,506)	(599,826)	(4,670,447)

Net increase	114,088	916,720	193,910	1,512,132

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	166,155	1,307,839	498,723	3,981,176

Distributions reinvested	—	—	122,138	936,799

Redemptions	(83,012)	(654,897)	(292,842)	(2,299,959)

Net increase	83,143	652,942	328,019	2,618,016

Total net increase (decrease)	(2,680,481)	(19,957,315)	538,225	3,461,960

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,
Class A	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$7.55		$7.20		$5.42		$6.18		$4.91	$3.35

Income from investment operations:

Net investment income (loss)	(0.01)		(0.02)		0.00	(a)	(0.01)		(0.03)	(0.02)

Net realized and unrealized gain (loss)	0.12		1.19		1.82		(0.75)		1.30	1.58

Total from investment operations	0.11		1.17		1.82		(0.76)		1.27	1.56

Less distributions to shareholders:

Net investment income	—		—		(0.01)		—		—	—

Net realized gains	—		(0.82)		(0.03)		—		—	—

Total distributions to shareholders	—		(0.82)		(0.04)		—		—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—		—	—

Net asset value, end of period	$7.66		$7.55		$7.20		$5.42		$6.18	$4.91

Total return	1.46%		16.60%		33.63	%(b)	(12.30%)		25.87%	46.57%

Ratios to average net assets(c)

Total gross expenses	1.60	%(d)	1.63	%(e)	1.70%		1.70%		1.70%	1.79%

Total net expenses(f)	1.39	%(d)	1.40	%(e)(g)	1.42	%(g)	1.50	%(g)	1.53%	1.52%

Net investment income (loss)	(0.17	%)(d)	(0.26%)		0.06%		(0.27%)		(0.56%)	(0.54%)

Supplemental data

Net assets, end of period (in thousands)	$282,762		$295,555		$277,567		$244,913		$323,548	$277,384

Portfolio turnover	40%		74%		68%		66%		54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class B	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$6.72		$6.50		$4.93		$5.68		$4.54	$3.12

Income from investment operations:

Net investment loss	(0.03)		(0.07)		(0.04)		(0.05)		(0.07)	(0.05)

Net realized and unrealized gain (loss)	0.10		1.08		1.64		(0.70)		1.21	1.47

Total from investment operations	0.07		1.01		1.60		(0.75)		1.14	1.42

Less distributions to shareholders:

Net realized gains	—		(0.79)		(0.03)		—		—	—

Total distributions to shareholders	—		(0.79)		(0.03)		—		—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—		—	—

Net asset value, end of period	$6.79		$6.72		$6.50		$4.93		$5.68	$4.54

Total return	1.04%		15.82%		32.66	%(b)	(13.20%)		25.11%	45.51%

Ratios to average net assets(c)

Total gross expenses	2.35	%(d)	2.38	%(e)	2.45%		2.44%		2.47%	2.56%

Total net expenses(f)	2.14	%(d)	2.15	%(e)(g)	2.17	%(g)	2.26	%(g)	2.30%	2.30%

Net investment loss	(0.92	%)(d)	(0.99%)		(0.70%)		(1.05%)		(1.34%)	(1.31%)

Supplemental data

Net assets, end of period (in thousands)	$6,521		$8,171		$12,609		$17,066		$37,804	$62,404

Portfolio turnover	40%		74%		68%		66%		54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class C	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$6.74		$6.52		$4.95		$5.69		$4.55	$3.12

Income from investment operations:

Net investment loss	(0.03)		(0.07)		(0.04)		(0.05)		(0.07)	(0.05)

Net realized and unrealized gain (loss)	0.11		1.08		1.64		(0.69)		1.21	1.48

Total from investment operations	0.08		1.01		1.60		(0.74)		1.14	1.43

Less distributions to shareholders:

Net realized gains	—		(0.79)		(0.03)		—		—	—

Total distributions to shareholders	—		(0.79)		(0.03)		—		—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—		—	—

Net asset value, end of period	$6.82		$6.74		$6.52		$4.95		$5.69	$4.55

Total return	1.19%		15.77%		32.52	%(b)	(13.01%)		25.05%	45.83%

Ratios to average net assets(c)

Total gross expenses	2.35	%(d)	2.38	%(e)	2.45%		2.44%		2.44%	2.55%

Total net expenses(f)	2.14	%(d)	2.15	%(e)(g)	2.17	%(g)	2.26	%(g)	2.29%	2.28%

Net investment loss	(0.91	%)(d)	(1.01%)		(0.69%)		(1.02%)		(1.33%)	(1.29%)

Supplemental data

Net assets, end of period (in thousands)	$10,908		$11,844		$10,320		$8,563		$10,055	$7,765

Portfolio turnover	40%		74%		68%		66%		54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class I	(Unaudited)		2014		2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$7.99		$7.56		$5.67		$6.45	$5.10	$3.46

Income from investment operations:

Net investment income (loss)	0.01		0.02		0.03		0.01	(0.01)	(0.00	)(a)

Net realized and unrealized gain (loss)	0.12		1.25		1.91		(0.79)	1.36	1.64

Total from investment operations	0.13		1.27		1.94		(0.78)	1.35	1.64

Less distributions to shareholders:

Net investment income	—		—		(0.02)		—	—	—

Net realized gains	—		(0.84)		(0.03)		—	—	—

Total distributions to shareholders	—		(0.84)		(0.05)		—	—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—	—	—

Net asset value, end of period	$8.12		$7.99		$7.56		$5.67	$6.45	$5.10

Total return	1.63%		17.17%		34.37	%(b)	(12.09%)	26.47%	47.40%

Ratios to average net assets(c)

Total gross expenses	1.11	%(d)	1.12	%(e)	1.13%		1.12%	1.16%	1.20%

Total net expenses(f)	0.95	%(d)	0.95	%(e)	0.97%		1.09%	1.08%	1.07%

Net investment income (loss)	0.28	%(d)	0.20%		0.50%		0.09%	(0.12%)	(0.08%)

Supplemental data

Net assets, end of period (in thousands)	$23,080		$23,181		$22,350		$19,114	$48,387	$43,815

Portfolio turnover	40%		74%		68%		66%	54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class K	(Unaudited)		2014		2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$7.77		$7.38		$5.55		$6.33	$5.02	$3.41

Income from investment operations:

Net investment income (loss)	(0.00	)(a)	(0.01)		0.01		(0.01)	(0.02)	(0.02)

Net realized and unrealized gain (loss)	0.12		1.23		1.86		(0.77)	1.33	1.63

Total from investment operations	0.12		1.22		1.87		(0.78)	1.31	1.61

Less distributions to shareholders:

Net investment income	—		—		(0.01)		—	—	—

Net realized gains	—		(0.83)		(0.03)		—	—	—

Total distributions to shareholders	—		(0.83)		(0.04)		—	—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—	—	—

Net asset value, end of period	$7.89		$7.77		$7.38		$5.55	$6.33	$5.02

Total return	1.54%		16.84%		33.85	%(b)	(12.32%)	26.10%	47.21%

Ratios to average net assets(c)

Total gross expenses	1.41	%(d)	1.42	%(e)	1.43%		1.41%	1.41%	1.50%

Total net expenses(f)	1.25	%(d)	1.25	%(e)	1.27%		1.38%	1.33%	1.37%

Net investment income (loss)	(0.05	%)(d)	(0.11%)		0.21%		(0.15%)	(0.42%)	(0.37%)

Supplemental data

Net assets, end of period (in thousands)	$1,908		$2,858		$2,450		$1,552	$2,250	$370

Portfolio turnover	40%		74%		68%		66%	54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R	(Unaudited)		2014		2013		2012		2011	2010
Per share data
Net asset value, beginning of period	$7.46		$7.13		$5.38		$6.15		$4.90	$3.35

Income from investment operations:

Net investment loss	(0.02)		(0.04)		(0.01)		(0.03)		(0.05)	(0.04)

Net realized and unrealized gain (loss)	0.12		1.18		1.79		(0.74)		1.30	1.59

Total from investment operations	0.10		1.14		1.78		(0.77)		1.25	1.55

Less distributions to shareholders:

Net realized gains	—		(0.81)		(0.03)		—		—	—

Total distributions to shareholders	—		(0.81)		(0.03)		—		—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—		—	—

Net asset value, end of period	$7.56		$7.46		$7.13		$5.38		$6.15	$4.90

Total return	1.34%		16.31%		33.27	%(b)	(12.52%)		25.51%	46.27%

Ratios to average net assets(c)

Total gross expenses	1.85	%(d)	1.88	%(e)	1.95%		1.96%		1.89%	2.00%

Total net expenses(f)	1.64	%(d)	1.65	%(e)(g)	1.66	%(g)	1.76	%(g)	1.80%	1.87%

Net investment loss	(0.42	%)(d)	(0.53%)		(0.22%)		(0.50%)		(0.86%)	(0.89%)

Supplemental data

Net assets, end of period (in thousands)	$6,089		$6,396		$8,110		$3,545		$1,951	$679

Portfolio turnover	40%		74%		68%		66%		54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$7.67		$7.29		$5.48		$6.26	$4.98	$3.39

Income from investment operations:

Net investment income (loss)	0.00	(a)	0.00	(a)	0.01		(0.02)	(0.04)	(0.03)

Net realized and unrealized gain (loss)	0.12		1.21		1.83		(0.76)	1.32	1.62

Total from investment operations	0.12		1.21		1.84		(0.78)	1.28	1.59

Less distributions to shareholders:

Net realized gains	—		(0.83)		(0.03)		—	—	—

Total distributions to shareholders	—		(0.83)		(0.03)		—	—	—

Increase from payment by affiliate	—		—		0.00	(a)	—	—	—

Net asset value, end of period	$7.79		$7.67		$7.29		$5.48	$6.26	$4.98

Total return	1.56%		16.98%		33.76	%(b)	(12.46%)	25.70%	46.90%

Ratios to average net assets(c)

Total gross expenses	1.35	%(d)	1.38	%(e)	1.55%		1.65%	1.67%	1.76%

Total net expenses(f)	1.14	%(d)	1.15	%(e)(g)	1.34%		1.63%	1.58%	1.62%

Net investment income (loss)	0.08	%(d)	0.00	%(a)	0.20%		(0.39%)	(0.62%)	(0.65%)

Supplemental data

Net assets, end of period (in thousands)	$3,714		$3,572		$1,221		$2,585	$2,946	$440

Portfolio turnover	40%		74%		68%		66%	54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R5	(Unaudited)		2014		2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$7.87		$7.46		$5.60		$6.37	$5.04	$3.42

Income from investment operations:

Net investment income (loss)	0.01		0.01		0.03		0.01	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.13		1.24		1.88		(0.78)	1.34	1.63

Total from investment operations	0.14		1.25		1.91		(0.77)	1.33	1.62

Less distributions to shareholders:

Net investment income	—		—		(0.02)		—	—	—

Net realized gains	—		(0.84)		(0.03)		—	—	—

Total distributions to shareholders	—		(0.84)		(0.05)		—	—	—

Proceeds from regulatory settlements	—		—		0.00	(a)	—	—	—

Net asset value, end of period	$8.01		$7.87		$7.46		$5.60	$6.37	$5.04

Total return	1.78%		17.09%		34.23	%(b)	(12.09%)	26.39%	47.37%

Ratios to average net assets(c)

Total gross expenses	1.17	%(d)	1.17	%(e)	1.18%		1.15%	1.20%	1.25%

Total net expenses(f)	1.00	%(d)	1.00	%(e)	1.02%		1.12%	1.11%	1.12%

Net investment income (loss)	0.23	%(d)	0.14%		0.45%		0.13%	(0.16%)	(0.14%)

Supplemental data

Net assets, end of period (in thousands)	$22,269		$21,005		$18,454		$14,373	$17,344	$11,079

Portfolio turnover	40%		74%		68%		66%	54%	80%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	25

Columbia Multi-Advisor Small Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class Z	(Unaudited)		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$7.94		$7.52		$5.65		$6.43		$5.09

Income from investment operations:

Net investment income (loss)	0.00	(b)	(0.00	)(b)	0.02		(0.00	)(b)	(0.01)

Net realized and unrealized gain (loss)	0.12		1.25		1.90		(0.78)		1.35

Total from investment operations	0.12		1.25		1.92		(0.78)		1.34

Less distributions to shareholders:

Net investment income	—		—		(0.02)		—		—

Net realized gains	—		(0.83)		(0.03)		—		—

Total distributions to shareholders	—		(0.83)		(0.05)		—		—

Proceeds from regulatory settlements	—		—		0.00	(b)	—		—

Net asset value, end of period	$8.06		$7.94		$7.52		$5.65		$6.43

Total return	1.51%		17.01%		34.03	%(c)	(12.13%)		26.33%

Ratios to average net assets(d)

Total gross expenses	1.35	%(e)	1.38	%(f)	1.45%		1.44%		1.32	%(e)

Total net expenses(g)	1.14	%(e)	1.15	%(f)(h)	1.16	%(h)	1.25	%(h)	1.20	%(e)

Net investment income (loss)	0.09	%(e)	(0.01%)		0.30%		(0.00	%)(b)	(0.22	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$10,659		$9,832		$6,848		$3,960		$4,338

Portfolio turnover	40%		74%		68%		66%		54%

Notes to Financial Highlights

(a)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Multi-Advisor Small Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally

Semiannual Report 2014	27

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as

28	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory Agreements below) have the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.87% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.96% of the Fund’s average daily net assets.

Subadvisory Agreements

The Investment Manager has entered into Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss,

LLC, Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and, effective August 20, 2014, Segall Bryant & Hamill, LLC to each serve as a subadviser to the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets. Prior to August 20, 2014, Turner Investments, L.P. also served as an investment subadviser to the Fund and was compensated by the Investment Manager through that date.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $818.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for

Semiannual Report 2014	29

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R	0.24
Class R4	0.24
Class R5	0.05
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, no minimum account balance fees were charged by the Fund.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $990,000 and $114,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $58,453 for Class A, $724 for Class B and $159 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges

30	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	October 1, 2014 through September 30, 2015	Prior to October 1, 2014
Class A	1.50%	1.40%
Class B	2.25	2.15
Class C	2.25	2.15
Class I	1.07	0.95
Class K	1.37	1.25
Class R	1.75	1.65
Class R4	1.25	1.15
Class R5	1.12	1.00
Class Z	1.25	1.15

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

In addition, the Fund’s expense ratio is subject to a voluntary expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of 1.37% for Class A, 2.12% for Class B, 2.12% for Class C, 0.94% for Class I, 1.24% for Class K, 1.62% for Class R, 1.12% for Class R4, 0.99% for Class R5 and 1.12% for Class Z. This arrangement may be revised or discontinued at any time.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At November 30, 2014, the cost of investments for federal income tax purposes was approximately $299,064,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$87,890,000
Unrealized depreciation	(18,841,000)
Net unrealized appreciation	$69,049,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $136,095,807 and $156,388,436, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 77.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund

Semiannual Report 2014	31

Columbia Multi-Advisor Small Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Industrial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the industrials sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

32	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Approval of Subadvisory Agreement

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Multi-Advisor Small Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under the subadvisory agreements between Columbia Management and each of Barrow, Hanley, Mewhinney & Strauss, LLC (Barrow Hanley), Donald Smith & Co., Inc. (Donald Smith) and Metropolitan West Capital Management, LLC (MetWest Capital) (collectively, the Subadvisers), the Subadvisers perform portfolio management and related services for the Fund.

At the June 16-18, 2014 Board meeting, the Board, including all of the Independent Trustees, unanimously approved the proposal to (i) terminate the subadvisory agreement between Columbia Management and Turner Investments, L.P. (Turner); (ii) approve the proposed Subadvisory Agreement between Columbia Management and Segall, Bryant and Hamill, LLC (SBH); (iii) modify the Fund’s principal investment strategies to reflect SBH investment strategies; and (iv) approve SBH’s code of ethics and compliance program (collectively, the “Proposals”). Independent legal counsel to the Independent Trustees reminded the Board of the legal standards for consideration by directors/trustees of advisory and subadvisory agreements. The Board also recalled its most recent consideration and approval of advisory and subadvisory agreements for annual renewal purposes at the April 2014 meeting (the April Meeting) and, in that connection, independent legal counsel’s discussion of their responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act, and the SEC-enumerated factors that should be considered in determining whether to approve a new subadvisory agreement, in this case, with SBH. The Board, its Contracts Committee and Investment Review Committee held meetings and discussions with Columbia Management and reviewed and considered various written materials and oral presentations in connection with SBH’s proposed services, including with respect to the quality of services, profitability and fees and expenses, investment strategy/style, performance and trading practices and the code of ethics and compliance program of SBH. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the Proposals. Independent legal counsel also noted that the Board should take into account the Contracts Committee’s and Investment Review Committee’s reports respecting the termination of Turner and its replacement with SBH.

Nature, Extent and Quality of Services to be provided by SBH

The Board considered its analysis of the reports and presentations received by it and the Contracts Committee and Investment Review Committee, detailing the services proposed to be performed by SBH as subadviser for the Fund, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel. The Board noted that Columbia Management serves as investment manager to the Fund pursuant to an IMS Agreement between Columbia Management and the Fund.

The Board observed that SBH’s compliance program had been reviewed by the Fund’s Chief Compliance Officer and was determined by Columbia Management’s Asset Management Compliance to be reasonably designed to prevent violations of the federal securities laws by the Fund. The Board also observed that information had been presented regarding the capabilities and financial condition of SBH and its ability to carry out its responsibilities under the proposed Subadvisory Agreement. The Board noted, in particular, that SBH’s investment approach was reviewed by the Investment Review Committee (which included a presentation to the Board by SBH). The Board also observed that the strategies to be utilized by SBH are led by a portfolio manager with 18 years of investment experience, supported by a team of five analysts. The Board also recalled the information provided by Columbia Management and the Committee reports regarding SBH personnel, its risk controls, philosophy, and investment process.

The Board also discussed the acceptability of the terms of the proposed Subadvisory Agreement, including that the relatively broad scope of services required to be performed by SBH was generally similar in scope to subadvisory agreements applicable to other subadvised funds.

The Board also considered, in this regard, the proposed termination of Turner and Columbia Management’s explanation that the termination was due to an effort to improve the Fund’s performance record and find a subadviser(s) that potentially provides a better complimentary fit to other sleeves of the Fund managed by other subadvisers. In that regard, the Board recalled the Investment Review Committee and Contracts Committee reports regarding the search process undertaken by Columbia Management to identify a prospective successor subadviser with an investment style consistent with Columbia Management’s desire to improve the Fund’s performance. The Board recalled Columbia Management’s presentation that SBH has experience managing registered mutual funds.

Semiannual Report 2014	33

Columbia Multi-Advisor Small Cap Value Fund

Approval of Subadvisory Agreement (continued)

The Board considered the proposal to change the Fund’s principal investment strategies to align with SBH’s investment management style. The Board recalled, in this regard, that SBH’s lower volatility style complements other subadvisers for the Fund. The Board observed that Turner’s performance for the Fund generally had not met expectations.

Investment Performance of SBH

The Board noted that a review of investment performance is a key factor in evaluating the nature, extent and quality of services provided under investment management agreements. The Board considered SBH’s investment performance, noting that it delivered strong performance results over the one-, three-, and five-year periods for its accounts managed using a strategy substantially similar to that proposed for the Fund.

Based on the foregoing, and based on other information received (both oral and written) and other considerations, the Board concluded that SBH was in a position to provide a high quality and level of service to the Fund.

Comparative Fees, Costs of Services Provided and Profitability

The Board reviewed the proposed level of subadvisory fees under the proposed Subadvisory Agreement, noting that the proposed subadvisory fees payable to SBH would be paid by Columbia Management and would not impact the fees paid by the Fund. The Board also reviewed data regarding fees charged by SBH to other clients, observing that the proposed subadvisory fees are generally in line with (i) fees charged by SBH to other clients; and (ii) subadvisory fees paid by Columbia Management to subadvisors of other Funds with comparable investment styles/strategies. The Board also considered the expected decrease in total profitability of Columbia Management and its affiliates in connection with the hiring of SBH and concluded that the profitability levels remained within the reasonable ranges of profitability levels reported at the Funds’ April Meeting.

Economies of Scale

The Board also considered the economies of scale that may be realized by Columbia Management and its affiliates as the Fund grows and took note of the extent to which shareholders might also benefit from such growth. The Board observed that fees to be paid under the proposed subadvisory agreement would not impact fees paid by the Fund (as subadvisory fees are paid by Columbia Management and not the Funds). The Board observed that the Fund’s IMS Agreement with Columbia Management continues to provide for sharing of economies of scale as investment management fees decline as assets increase at pre-established breakpoints. The Board further considered that the proposed subadvisory agreement with SBH provides for lower fees as assets increase at pre-established breakpoints. The Board observed that these fee rates and breakpoints are at levels that do not align with the breakpoints in the Fund’s management fees. The Board noted, in this regard, that Columbia Management’s investment management profitability declines as a result of the retention of SBH. The Board concluded that the Fund’s IMS Agreement continues to provide adequately for sharing of economies of scale.

Based on all of the foregoing, including all of the information received and presented, the Board, including all of the Independent Trustees, concluded that the proposed subadvisory fees to be paid and the Subadvisory Agreement were fair and reasonable in light of the extent and quality of services proposed to be provided. In reaching this conclusion, no single factor was determinative.

On June 16, 2014, the Board, including all of the Independent Trustees, approved the Subadvisory Agreement.

34	Semiannual Report 2014

Columbia Multi-Advisor Small Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	35

Columbia Multi-Advisor Small Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR203_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Select Large-Cap Value Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Large-Cap Value Fund (the Fund) Class A shares returned 5.01% excluding sales charges for the six-month period that ended November 30, 2014.

>	During the same time period, the Fund underperformed its benchmark, the Russell 1000 Value Index, which returned 6.86%, and the broad-based S&P 500 Index, which returned 8.58%.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		5.01	12.98	16.41	8.98
Including sales charges		-1.02	6.48	15.03	8.33
Class B	04/25/97
Excluding sales charges		4.61	12.14	15.54	8.15
Including sales charges		-0.39	7.14	15.32	8.15
Class C	05/27/99
Excluding sales charges		4.61	12.14	15.55	8.18
Including sales charges		3.61	11.14	15.55	8.18
Class I*	08/03/09	5.25	13.47	16.91	9.22
Class K*	08/03/09	5.05	13.08	16.57	9.05
Class R	04/30/03	4.89	12.71	16.12	8.69
Class R4*	11/08/12	5.15	13.28	16.54	9.04
Class R5	11/30/01	5.20	13.37	16.86	9.49
Class W*	09/27/10	5.03	13.05	16.22	8.39
Class Y*	10/01/14	5.10	13.09	16.43	8.99
Class Z*	09/27/10	5.12	13.27	16.66	9.10
Russell 1000 Value Index		6.86	15.62	15.69	7.59
S&P 500 Index		8.58	16.86	15.96	8.06

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Verizon Communications, Inc.	4.2
Tyson Foods, Inc., Class A	4.2
Applied Materials, Inc.	4.1
Citigroup, Inc.	3.9
Bristol-Myers Squibb Co.	3.7
Altria Group, Inc.	3.6
Teradata Corp.	3.5
Morgan Stanley	3.5
Bank of America Corp.	3.5
JPMorgan Chase & Co.	3.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	95.1
Consumer Discretionary	5.4
Consumer Staples	11.6
Energy	13.0
Financials	24.1
Health Care	8.2
Industrials	10.7
Information Technology	10.5
Materials	5.0
Telecommunication Services	4.0
Utilities	2.6
Money Market Funds	4.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Select Large-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,050.10		1,019.05	6.03		5.94	1.18
Class B	1,000.00	1,000.00	1,046.10		1,015.31	9.85		9.70	1.93
Class C	1,000.00	1,000.00	1,046.10		1,015.31	9.85		9.70	1.93
Class I	1,000.00	1,000.00	1,052.50		1,021.04	3.99		3.93	0.78
Class K	1,000.00	1,000.00	1,050.50		1,019.55	5.52		5.44	1.08
Class R	1,000.00	1,000.00	1,048.90		1,017.80	7.30		7.19	1.43
Class R4	1,000.00	1,000.00	1,051.50		1,020.29	4.76		4.68	0.93
Class R5	1,000.00	1,000.00	1,052.00		1,020.79	4.25		4.18	0.83
Class W	1,000.00	1,000.00	1,050.30		1,019.05	6.03		5.94	1.18
Class Y	1,000.00	1,000.00	1,037.90	*	1,021.24	1.18	*	3.73	0.74	*
Class Z	1,000.00	1,000.00	1,051.20		1,020.29	4.76		4.68	0.93

*	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 94.8%
Issuer	Shares	Value ($)

Consumer Discretionary 5.4%
Multiline Retail 2.6%

Nordstrom, Inc.	340,000	25,962,400

Specialty Retail 2.8%

Lowe’s Companies, Inc.	450,000	28,723,500

Total Consumer Discretionary		54,685,900

Consumer Staples 11.5%
Food & Staples Retailing 1.6%

Costco Wholesale Corp.	115,000	16,343,800

Food Products 3.9%

Tyson Foods, Inc., Class A	950,000	40,223,000

Tobacco 6.0%

Altria Group, Inc.	687,241	34,540,732

Philip Morris International, Inc.	300,000	26,079,000

Total		60,619,732

Total Consumer Staples		117,186,532

Energy 13.0%
Oil, Gas & Consumable Fuels 13.0%

Anadarko Petroleum Corp.	300,000	23,745,000

Chevron Corp.	140,000	15,241,800

ConocoPhillips	275,000	18,169,250

Marathon Oil Corp.	450,000	13,014,000

Marathon Petroleum Corp.	250,000	22,522,500

Valero Energy Corp.	435,475	21,168,440

Williams Companies, Inc. (The)	350,000	18,112,500

Total		131,973,490

Total Energy		131,973,490

Financials 23.9%
Banks 13.3%

Bank of America Corp.	1,960,000	33,398,400

Citigroup, Inc.	700,000	37,779,000

JPMorgan Chase & Co.	540,000	32,486,400

Wells Fargo & Co.	580,000	31,598,400

Total		135,262,200

Capital Markets 3.3%

Morgan Stanley	960,000	33,772,800

Insurance 7.3%

MetLife, Inc.	450,000	25,024,500

Prudential Financial, Inc.	250,000	21,245,000

Unum Group	825,000	27,406,500

Total		73,676,000

Total Financials		242,711,000

Common Stocks (continued)
Issuer	Shares	Value ($)

Health Care 8.2%
Health Care Equipment & Supplies 1.4%

Baxter International, Inc.	200,000	14,600,000

Health Care Providers & Services 3.3%

Express Scripts Holding Co.(a)	88,819	7,385,300

Humana, Inc.	185,000	25,524,450

Total		32,909,750

Pharmaceuticals 3.5%

Bristol-Myers Squibb Co.	600,000	35,430,000

Total Health Care		82,939,750

Industrials 10.7%
Aerospace & Defense 6.2%

General Dynamics Corp.	125,000	18,170,000

Honeywell International, Inc.	225,000	22,290,750

United Technologies Corp.	200,000	22,016,000

Total		62,476,750

Road & Rail 4.5%

CSX Corp.	650,000	23,718,500

Union Pacific Corp.	190,000	22,186,300

Total		45,904,800

Total Industrials		108,381,550

Information Technology 10.5%
Communications Equipment 1.8%

Juniper Networks, Inc.	805,000	17,838,800

Electronic Equipment, Instruments & Components 1.5%

Corning, Inc.	703,937	14,796,756

IT Services 3.3%

Teradata Corp.(a)	750,000	33,855,000

Semiconductors & Semiconductor Equipment 3.9%

Applied Materials, Inc.	1,658,000	39,874,900

Total Information Technology		106,365,456

Materials 5.0%
Chemicals 2.6%

EI du Pont de Nemours & Co.	375,000	26,775,000

Metals & Mining 2.4%

Freeport-McMoRan, Inc.	900,000	24,165,000

Total Materials		50,940,000

Telecommunication Services 4.0%
Diversified Telecommunication Services 4.0%

Verizon Communications, Inc.	800,000	40,472,000

Total Telecommunication Services		40,472,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)

Utilities 2.6%
Independent Power and Renewable Electricity Producers 2.6%

AES Corp. (The)	1,910,000	26,491,700

Total Utilities		26,491,700

Total Common Stocks
(Cost: $627,521,094)		962,147,378

Money Market Funds 4.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.104%(b)(c)	49,631,603	49,631,603

Total Money Market Funds
(Cost: $49,631,603)		49,631,603

Total Investments
(Cost: $677,152,697)		1,011,778,981

Other Assets & Liabilities, Net		2,716,651

Net Assets		1,014,495,632

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	32,859,842	85,651,124	(68,879,363)	49,631,603	10,556	49,631,603

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	54,685,900	—	—	54,685,900

Consumer Staples	117,186,532	—	—	117,186,532

Energy	131,973,490	—	—	131,973,490

Financials	242,711,000	—	—	242,711,000

Health Care	82,939,750	—	—	82,939,750

Industrials	108,381,550	—	—	108,381,550

Information Technology	106,365,456	—	—	106,365,456

Materials	50,940,000	—	—	50,940,000

Telecommunication Services	40,472,000	—	—	40,472,000

Utilities	26,491,700	—	—	26,491,700

Total Equity Securities	962,147,378	—	—	962,147,378

Mutual Funds

Money Market Funds	49,631,603	—	—	49,631,603

Total Mutual Funds	49,631,603	—	—	49,631,603

Total	1,011,778,981	—	—	1,011,778,981

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $627,521,094)	$962,147,378

Affiliated issuers (identified cost $49,631,603)	49,631,603

Total investments (identified cost $677,152,697)	1,011,778,981

Receivable for:

Capital shares sold	2,292,051

Dividends	2,320,115

Expense reimbursement due from Investment Manager	2,095

Prepaid expenses	4,557

Other assets	14,700

Total assets	1,016,412,499

Liabilities

Payable for:

Capital shares purchased	1,306,632

Investment management fees	38,332

Distribution and/or service fees	11,382

Transfer agent fees	421,333

Administration fees	3,221

Plan administration fees	4

Compensation of board members	26,977

Other expenses	108,986

Total liabilities	1,916,867

Net assets applicable to outstanding capital stock	$1,014,495,632

Represented by

Paid-in capital	$656,996,561

Undistributed net investment income	8,035,075

Accumulated net realized gain	14,837,712

Unrealized appreciation (depreciation) on:

Investments	334,626,284

Total — representing net assets applicable to outstanding capital stock	$1,014,495,632

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$351,929,916

Shares outstanding	15,109,763

Net asset value per share	$23.29

Maximum offering price per share(a)	$24.71

Class B

Net assets	$2,069,929

Shares outstanding	95,952

Net asset value per share	$21.57

Class C

Net assets	$93,430,648

Shares outstanding	4,333,428

Net asset value per share	$21.56

Class I

Net assets	$142,139,656

Shares outstanding	5,913,307

Net asset value per share	$24.04

Class K

Net assets	$19,232

Shares outstanding	804

Net asset value per share(b)	$23.93

Class R

Net assets	$22,180,249

Shares outstanding	966,129

Net asset value per share	$22.96

Class R4

Net assets	$11,964,645

Shares outstanding	492,621

Net asset value per share	$24.29

Class R5

Net assets	$3,498,663

Shares outstanding	145,408

Net asset value per share	$24.06

Class W

Net assets	$41,897,330

Shares outstanding	1,807,820

Net asset value per share	$23.18

Class Y

Net assets	$2,595

Shares outstanding	107

Net asset value per share(b)	$24.36

Class Z

Net assets	$345,362,769

Shares outstanding	14,369,188

Net asset value per share	$24.03

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Select Large-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$10,404,661

Dividends — affiliated issuers	10,556

Total income	10,415,217

Expenses:

Investment management fees	3,220,647

Distribution and/or service fees

Class A	485,411

Class B	11,269

Class C	428,663

Class R	53,338

Class W	51,416

Transfer agent fees

Class A	379,394

Class B	2,201

Class C	83,805

Class K	5

Class R	20,856

Class R4	8,917

Class R5	727

Class W	40,187

Class Z	238,317

Administration fees	270,483

Plan administration fees

Class K	23

Compensation of board members	11,291

Custodian fees	3,941

Printing and postage fees	42,123

Registration fees	71,119

Professional fees	18,578

Other	13,719

Total expenses	5,456,430

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(172,899)

Expense reductions	(1,369)

Total net expenses	5,282,162

Net investment income	5,133,055

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	7,300,195

Net realized gain	7,300,195

Net change in unrealized appreciation (depreciation) on:

Investments	33,935,766

Net change in unrealized appreciation	33,935,766

Net realized and unrealized gain	41,235,961

Net increase in net assets resulting from operations	$46,369,016

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment income	$5,133,055	$6,719,368

Net realized gain	7,300,195	14,881,962

Net change in unrealized appreciation	33,935,766	108,599,545

Net increase in net assets resulting from operations	46,369,016	130,200,875

Distributions to shareholders

Net investment income

Class A	—	(4,228,890)

Class B	—	(13,299)

Class C	—	(362,430)

Class I	—	(2,153,731)

Class K	—	(296)

Class R	—	(173,233)

Class R4	—	(119,794)

Class R5	—	(63,501)

Class W	—	(255,488)

Class Z	—	(1,206,234)

Net realized gains

Class A	—	(6,957,529)

Class B	—	(50,431)

Class C	—	(1,374,410)

Class I	—	(2,705,976)

Class K	—	(449)

Class R	—	(351,301)

Class R4	—	(164,191)

Class R5	—	(81,663)

Class W	—	(421,576)

Class Z	—	(1,669,498)

Total distributions to shareholders	—	(22,353,920)

Increase in net assets from capital stock activity	79,919,801	216,123,749

Total increase in net assets	126,288,817	323,970,704

Net assets at beginning of period	888,206,815	564,236,111

Net assets at end of period	$1,014,495,632	$888,206,815

Undistributed net investment income	$8,035,075	$2,902,020

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	3,288,588	74,889,873	7,661,307	158,175,071

Distributions reinvested	—	—	482,784	9,955,002

Redemptions	(8,361,073)	(192,236,907)	(3,728,544)	(75,643,954)

Net increase (decrease)	(5,072,485)	(117,347,034)	4,415,547	92,486,119

Class B shares

Subscriptions	2,114	44,554	17,412	334,378

Distributions reinvested	—	—	2,289	44,010

Redemptions(b)	(22,206)	(467,545)	(42,880)	(812,980)

Net decrease	(20,092)	(422,991)	(23,179)	(434,592)

Class C shares

Subscriptions	807,681	17,030,287	1,401,753	27,004,236

Distributions reinvested	—	—	55,050	1,058,052

Redemptions	(325,360)	(6,877,675)	(620,948)	(11,862,852)

Net increase	482,321	10,152,612	835,855	16,199,436

Class I shares

Subscriptions	1,690	38,444	161,892	3,372,851

Distributions reinvested	—	—	229,216	4,859,388

Redemptions	(511,184)	(11,980,395)	(860,028)	(18,266,510)

Net decrease	(509,494)	(11,941,951)	(468,920)	(10,034,271)

Class K shares

Distributions reinvested	—	—	22	450

Redemptions	—	—	(801)	(17,595)

Net increase (decrease)	—	—	(779)	(17,145)

Class R shares

Subscriptions	234,699	5,263,318	392,327	8,018,613

Distributions reinvested	—	—	7,710	157,051

Redemptions	(174,705)	(3,914,390)	(314,700)	(6,444,486)

Net increase	59,994	1,348,928	85,337	1,731,178

Class R4 shares

Subscriptions	191,994	4,620,548	421,596	8,892,317

Distributions reinvested	—	—	7,338	157,410

Redemptions	(55,947)	(1,328,890)	(146,511)	(3,228,427)

Net increase	136,047	3,291,658	282,423	5,821,300

Class R5 shares

Subscriptions	49,573	1,157,989	722,997	14,085,538

Distributions reinvested	—	—	6,733	142,952

Redemptions	(1,670)	(39,638)	(836,747)	(17,726,102)

Net increase (decrease)	47,903	1,118,351	(107,017)	(3,497,612)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	131,250	2,967,198	1,985,282	41,701,037

Distributions reinvested	—	—	33,005	676,938

Redemptions	(157,398)	(3,558,934)	(191,906)	(4,077,228)

Net increase (decrease)	(26,148)	(591,736)	1,826,381	38,300,747

Class Y shares

Subscriptions	107	2,500	—	—

Net increase	107	2,500	—	—

Class Z shares

Subscriptions	9,206,154	218,156,191	4,254,548	90,619,341

Distributions reinvested	—	—	91,725	1,946,411

Redemptions	(1,016,645)	(23,846,727)	(800,984)	(16,997,163)

Net increase	8,189,509	194,309,464	3,545,289	75,568,589

Total net increase	3,287,662	79,919,801	10,390,937	216,123,749

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Select Large-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$22.18		$19.05		$14.31		$14.12		$14.70		$12.31	$9.77

Income from investment operations:

Net investment income	0.12		0.19		0.19		0.06		0.12		0.09	0.10

Net realized and unrealized gain (loss)	0.99		3.61		5.31		0.13		(0.28)		2.39	2.45

Total from investment operations	1.11		3.80		5.50		0.19		(0.16)		2.48	2.55

Less distributions to shareholders:

Net investment income	—		(0.26)		(0.21)		—		(0.09)		(0.04)	(0.01)

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)

Total distributions to shareholders	—		(0.67)		(0.76)		—		(0.42)		(0.09)	(0.01)

Net asset value, end of period	$23.29		$22.18		$19.05		$14.31		$14.12		$14.70	$12.31

Total return	5.01%		20.20%		39.43%		1.35%		(1.01%)		20.21%	26.07%

Ratios to average net assets(c)

Total gross expenses	1.22	%(d)	1.25	%(e)	1.34%		1.35	%(d)	1.28%		1.37%	1.61%

Total net expenses(f)	1.18	%(d)(g)	1.18	%(e)(g)	1.24	%(g)	1.25	%(d)	1.26	%(g)	1.37%	1.61%

Net investment income	1.03	%(d)	0.92%		1.17%		0.89	%(d)	0.81%		0.66%	0.87%

Supplemental data

Net assets, end of period (in thousands)	$351,930		$447,665		$300,415		$232,859		$243,514		$271,885	$202,826

Portfolio turnover	4%		8%		18%		5%		14%		12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$20.62		$17.76		$13.36		$13.23		$13.81		$11.62	$9.29

Income from investment operations:

Net investment income (loss)	0.03		0.03		0.06		0.01		0.00	(b)	(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.92		3.35		4.96		0.12		(0.25)		2.25	2.34

Total from investment operations	0.95		3.38		5.02		0.13		(0.25)		2.24	2.33

Less distributions to shareholders:

Net investment income	—		(0.11)		(0.07)		—		—		—	—

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)

Total distributions to shareholders	—		(0.52)		(0.62)		—		(0.33)		(0.05)	(0.00	)(b)

Net asset value, end of period	$21.57		$20.62		$17.76		$13.36		$13.23		$13.81	$11.62

Total return	4.61%		19.27%		38.42%		0.98%		(1.72%)		19.30%	25.10%

Ratios to average net assets(c)

Total gross expenses	1.97	%(d)	2.00	%(e)	2.09%		2.10	%(d)	2.03%		2.14%	2.54%

Total net expenses(f)	1.93	%(d)(g)	1.93	%(e)(g)	1.99	%(g)	2.00	%(d)	2.01	%(g)	2.14%	2.54%

Net investment income (loss)	0.27	%(d)	0.17%		0.42%		0.13	%(d)	0.02%		(0.10%)	(0.08%)

Supplemental data

Net assets, end of period (in thousands)	$2,070		$2,393		$2,472		$2,635		$3,083		$5,138	$5,890

Portfolio turnover	4%		8%		18%		5%		14%		12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$20.61		$17.75		$13.37		$13.24		$13.83		$11.63	$9.30

Income from investment operations:

Net investment income (loss)	0.03		0.03		0.06		0.01		0.01		(0.01)	(0.01)

Net realized and unrealized gain (loss)	0.92		3.35		4.97		0.12		(0.27)		2.26	2.34

Total from investment operations	0.95		3.38		5.03		0.13		(0.26)		2.25	2.33

Less distributions to shareholders:

Net investment income	—		(0.11)		(0.10)		—		—		—	—

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)

Total distributions to shareholders	—		(0.52)		(0.65)		—		(0.33)		(0.05)	(0.00	)(b)

Net asset value, end of period	$21.56		$20.61		$17.75		$13.37		$13.24		$13.83	$11.63

Total return	4.61%		19.28%		38.51%		0.98%		(1.80%)		19.37%	25.07%

Ratios to average net assets(c)

Total gross expenses	1.97	%(d)	2.00	%(e)	2.09%		2.10	%(d)	2.03%		2.13%	2.51%

Total net expenses(f)	1.93	%(d)(g)	1.93	%(e)(g)	1.99	%(g)	2.00	%(d)	2.01	%(g)	2.13%	2.51%

Net investment income (loss)	0.29	%(d)	0.17%		0.42%		0.15	%(d)	0.06%		(0.09%)	(0.05%)

Supplemental data

Net assets, end of period (in thousands)	$93,431		$79,365		$53,515		$43,840		$44,484		$48,210	$40,630

Portfolio turnover	4%		8%		18%		5%		14%		12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended December 31,
Class I	(Unaudited)		2014		2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$22.84		$19.60		$14.69	$14.48		$15.07	$12.60	$11.64

Income from investment operations:

Net investment income	0.17		0.28		0.27	0.09		0.19	0.15	0.08

Net realized and unrealized gain (loss)	1.03		3.71		5.47	0.12		(0.29)	2.47	0.90

Total from investment operations	1.20		3.99		5.74	0.21		(0.10)	2.62	0.98

Less distributions to shareholders:

Net investment income	—		(0.34)		(0.28)	—		(0.16)	(0.10)	(0.02)

Net realized gains	—		(0.41)		(0.55)	—		(0.33)	(0.05)	(0.00	)(c)

Total distributions to shareholders	—		(0.75)		(0.83)	—		(0.49)	(0.15)	(0.02)

Net asset value, end of period	$24.04		$22.84		$19.60	$14.69		$14.48	$15.07	$12.60

Total return	5.25%		20.62%		40.13%	1.45%		(0.59%)	20.80%	8.41%

Ratios to average net assets(d)

Total gross expenses	0.78	%(e)	0.80	%(f)	0.83%	0.86	%(e)	0.84%	0.92%	0.89	%(e)

Total net expenses(g)	0.78	%(e)	0.78	%(f)	0.83%	0.85	%(e)	0.84%	0.92%	0.89	%(e)

Net investment income	1.43	%(e)	1.32%		1.58%	1.29	%(e)	1.29%	1.13%	1.66	%(e)

Supplemental data

Net assets, end of period (in thousands)	$142,140		$146,724		$135,066	$91,542		$107,682	$72,971	$23,870

Portfolio turnover	4%		8%		18%	5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended December 31,
Class K	(Unaudited)		2014		2013	2012(a)		2011	2010	2009(b)
Per share data
Net asset value, beginning of period	$22.78		$19.55		$14.66	$14.47		$15.06	$12.59	$11.64

Income from investment operations:

Net investment income	0.13		0.21		0.22	0.07		0.14	0.11	0.07

Net realized and unrealized gain (loss)	1.02		3.71		5.45	0.12		(0.29)	2.47	0.89

Total from investment operations	1.15		3.92		5.67	0.19		(0.15)	2.58	0.96

Less distributions to shareholders:

Net investment income	—		(0.28)		(0.23)	—		(0.11)	(0.06)	(0.01)

Net realized gains	—		(0.41)		(0.55)	—		(0.33)	(0.05)	(0.00	)(c)

Total distributions to shareholders	—		(0.69)		(0.78)	—		(0.44)	(0.11)	(0.01)

Net asset value, end of period	$23.93		$22.78		$19.55	$14.66		$14.47	$15.06	$12.59

Total return	5.05%		20.31%		39.69%	1.31%		(0.90%)	20.50%	8.29%

Ratios to average net assets(d)

Total gross expenses	1.08	%(e)	1.09	%(f)	1.13%	1.14	%(e)	1.14%	1.21%	1.21	%(e)

Total net expenses(g)	1.08	%(e)	1.07	%(f)	1.13%	1.13	%(e)	1.14%	1.21%	1.21	%(e)

Net investment income	1.13	%(e)	1.02%		1.28%	1.02	%(e)	0.94%	0.83%	1.34	%(e)

Supplemental data

Net assets, end of period (in thousands)	$19		$18		$31	$22		$22	$23	$5

Portfolio turnover	4%		8%		18%	5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010	2009
Per share data
Net asset value, beginning of period	$21.89		$18.81		$14.15		$13.98		$14.55		$12.19	$9.70

Income from investment operations:

Net investment income	0.09		0.14		0.15		0.04		0.08		0.05	0.04

Net realized and unrealized gain (loss)	0.98		3.56		5.24		0.13		(0.27)		2.37	2.45

Total from investment operations	1.07		3.70		5.39		0.17		(0.19)		2.42	2.49

Less distributions to shareholders:

Net investment income	—		(0.21)		(0.18)		—		(0.05)		(0.01)	—

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)	(0.00	)(b)

Total distributions to shareholders	—		(0.62)		(0.73)		—		(0.38)		(0.06)	(0.00	)(b)

Net asset value, end of period	$22.96		$21.89		$18.81		$14.15		$13.98		$14.55	$12.19

Total return	4.89%		19.91%		39.09%		1.22%		(1.23%)		19.91%	25.69%

Ratios to average net assets(c)

Total gross expenses	1.47	%(d)	1.50	%(e)	1.59%		1.60	%(d)	1.53%		1.66%	2.04%

Total net expenses(f)	1.43	%(d)(g)	1.43	%(e)(g)	1.49	%(g)	1.50	%(d)	1.51	%(g)	1.66%	2.04%

Net investment income	0.79	%(d)	0.67%		0.95%		0.67	%(d)	0.55%		0.38%	0.41%

Supplemental data

Net assets, end of period (in thousands)	$22,180		$19,835		$15,443		$10,773		$9,720		$11,594	$8,288

Portfolio turnover	4%		8%		18%		5%		14%		12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$23.10		$19.81		$16.22

Income from investment operations:

Net investment income	0.16		0.25		0.17

Net realized and unrealized gain	1.03		3.76		4.24

Total from investment operations	1.19		4.01		4.41

Less distributions to shareholders:

Net investment income	—		(0.31)		(0.27)

Net realized gains	—		(0.41)		(0.55)

Total distributions to shareholders	—		(0.72)		(0.82)

Net asset value, end of period	$24.29		$23.10		$19.81

Total return	5.15%		20.51%		28.18%

Ratios to average net assets(b)

Total gross expenses	0.98	%(c)	1.00	%(d)	1.06	%(c)

Total net expenses(e)	0.93	%(c)(f)	0.93	%(d)(f)	0.95	%(c)

Net investment income	1.32	%(c)	1.15%		1.62	%(c)

Supplemental data

Net assets, end of period (in thousands)	$11,965		$8,237		$1,469

Portfolio turnover	4%		8%		18%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Ratios include line of credit interest expense which is less than 0.01%.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,					Year Ended December 31,
Class R5	(Unaudited)		2014		2013	2012(a)		2011	2010	2009
Per share data
Net asset value, beginning of period	$22.87		$19.62		$14.71	$14.50		$15.09	$12.62	$9.96

Income from investment operations:

Net investment income	0.16		0.25		0.28	0.09		0.18	0.15	0.11

Net realized and unrealized gain (loss)	1.03		3.74		5.44	0.12		(0.28)	2.46	2.55

Total from investment operations	1.19		3.99		5.72	0.21		(0.10)	2.61	2.66

Less distributions to shareholders:

Net investment income	—		(0.33)		(0.26)	—		(0.16)	(0.09)	—

Net realized gains	—		(0.41)		(0.55)	—		(0.33)	(0.05)	(0.00	)(b)

Total distributions to shareholders	—		(0.74)		(0.81)	—		(0.49)	(0.14)	(0.00	)(b)

Net asset value, end of period	$24.06		$22.87		$19.62	$14.71		$14.50	$15.09	$12.62

Total return	5.20%		20.61%		39.96%	1.45%		(0.62%)	20.73%	26.72%

Ratios to average net assets(c)

Total gross expenses	0.83	%(d)	0.85	%(e)	0.87%	0.89	%(d)	0.87%	0.98%	1.48%

Total net expenses(f)	0.83	%(d)	0.81	%(e)	0.87%	0.88	%(d)	0.87%	0.98%	1.48%

Net investment income	1.41	%(d)	1.20%		1.64%	1.31	%(d)	1.21%	1.09%	1.10%

Supplemental data

Net assets, end of period (in thousands)	$3,499		$2,230		$4,014	$1,065		$1,731	$1,606	$718

Portfolio turnover	4%		8%		18%	5%		14%	12%	24%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class W	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$22.07		$18.96		$14.24		$14.06		$14.66		$13.12

Income from investment operations:

Net investment income (loss)	0.12		0.19		0.19		0.06		0.14		(0.00	)(c)

Net realized and unrealized gain (loss)	0.99		3.59		5.28		0.12		(0.29)		1.68

Total from investment operations	1.11		3.78		5.47		0.18		(0.15)		1.68

Less distributions to shareholders:

Net investment income	—		(0.26)		(0.20)		—		(0.12)		(0.09)

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.67)		(0.75)		—		(0.45)		(0.14)

Net asset value, end of period	$23.18		$22.07		$18.96		$14.24		$14.06		$14.66

Total return	5.03%		20.18%		39.38%		1.28%		(0.95%)		12.80%

Ratios to average net assets(d)

Total gross expenses	1.22	%(e)	1.26	%(f)	1.35%		1.35	%(e)	1.27%		2.30	%(e)

Total net expenses(g)	1.18	%(e)(h)	1.18	%(f)(h)	1.25	%(h)	1.25	%(e)	1.25	%(h)	2.30	%(e)

Net investment income (loss)	1.03	%(e)	0.92%		1.19%		0.89	%(e)	0.97%		(0.11	%)(e)

Supplemental data

Net assets, end of period (in thousands)	$41,897		$40,475		$144		$30,250		$29,913		$11,833

Portfolio turnover	4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(e)	Annualized.

(f)	Ratios include line of credit interest expense which is less than 0.01%.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$23.47

Income from investment operations:

Net investment income	0.07

Net realized and unrealized gain	0.82

Total from investment operations	0.89

Net asset value, end of period	$24.36

Total return	3.79%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)

Total net expenses(d)	0.74	%(c)

Net investment income	1.87	%(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	4%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Select Large-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$22.86		$19.61		$14.68		$14.48		$15.07		$13.48

Income from investment operations:

Net investment income	0.15		0.25		0.22		0.07		0.19		0.03

Net realized and unrealized gain (loss)	1.02		3.71		5.48		0.13		(0.30)		1.70

Total from investment operations	1.17		3.96		5.70		0.20		(0.11)		1.73

Less distributions to shareholders:

Net investment income	—		(0.30)		(0.22)		—		(0.15)		(0.09)

Net realized gains	—		(0.41)		(0.55)		—		(0.33)		(0.05)

Total distributions to shareholders	—		(0.71)		(0.77)		—		(0.48)		(0.14)

Net asset value, end of period	$24.03		$22.86		$19.61		$14.68		$14.48		$15.07

Total return	5.12%		20.50%		39.84%		1.38%		(0.68%)		12.88%

Ratios to average net assets(c)

Total gross expenses	0.98	%(d)	1.00	%(e)	1.09%		1.10	%(d)	1.02%		1.11	%(d)

Total net expenses(f)	0.93	%(d)(g)	0.93	%(e)(g)	0.99	%(g)	1.00	%(d)	1.01	%(g)	1.11	%(d)

Net investment income	1.32	%(d)	1.17%		1.33%		1.12	%(d)	1.32%		0.87	%(d)

Supplemental data

Net assets, end of period (in thousands)	$345,363		$141,264		$51,667		$55,909		$63,277		$8

Portfolio turnover	4%		8%		18%		5%		14%		12%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Ratios include line of credit interest expense which is less than 0.01%.

(f)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Select Large-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Semiannual Report 2014	25

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the Board). If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are recorded on the ex-dividend date.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.71% to 0.54% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.69% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as

26	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.06% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $1,207.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.20

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $105,889. The liability remaining at November 30, 2014 for non-recurring charges associated with the lease amounted to $60,082 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,369.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K

Semiannual Report 2014	27

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class W shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $35,000 and $2,866,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $252,753 for Class A, $581 for Class B and $2,056 for Class C for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.18%	1.18%
Class B	1.93	1.93

	Voluntary Expense Cap Effective October 1, 2014		Contractual Expense Cap Prior to October 1, 2014
Class C	1.93%		1.93%
Class I	0.79		0.79
Class K	1.09		1.09
Class R	1.43		1.43
Class R4	0.93		0.93
Class R5	0.84		0.84
Class W	1.18		1.18
Class Y	0.79	*	—
Class Z	0.93		0.93

*	Fee rate is effective beginning October 1, 2014 (the commencement of operations of Class Y shares).

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $677,153,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$342,305,000
Unrealized depreciation	(7,679,000)
Net unrealized appreciation	$334,626,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally,

28	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $95,264,840 and $34,536,723, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, two unaffiliated shareholders of record owned 38.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 27.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Financial Sector Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the financial sector than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Semiannual Report 2014	29

Columbia Select Large-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Select Large-Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	31

Columbia Select Large-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR216_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Select Smaller-Cap Value Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Select Smaller-Cap Value Fund (the Fund) Class A shares returned 2.23% excluding sales charges for the six-month period that ended November 30, 2014.

>	The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned 1.66% for the same six-month period.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	04/25/97
Excluding sales charges		2.23	5.42	16.72	7.80
Including sales charges		-3.64	-0.63	15.35	7.16
Class B	04/25/97
Excluding sales charges		1.89	4.70	15.85	6.99
Including sales charges		-3.11	-0.14	15.63	6.99
Class C	05/27/99
Excluding sales charges		1.83	4.64	15.85	6.99
Including sales charges		0.83	3.67	15.85	6.99
Class I*	08/03/09	2.50	5.97	17.28	8.08
Class K*	08/03/09	2.33	5.61	16.94	7.90
Class R	04/30/03	2.12	5.22	16.42	7.50
Class R4*	11/08/12	2.37	5.73	16.85	7.86
Class R5	11/30/01	2.47	5.90	17.20	8.34
Class Y*	10/01/14	2.34	5.54	16.75	7.81
Class Z*	09/27/10	2.35	5.70	16.98	7.91
Russell 2000 Value Index		1.66	3.36	15.31	6.85

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

2	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Portfolio Overview

(Unaudited)

Top Ten Holdings (%) (at November 30, 2014)
Swift Transportation Co.	4.3
United Continental Holdings, Inc.	4.1
Endurance Specialty Holdings Ltd.	3.4
Impax Laboratories, Inc.	3.4
Hanesbrands, Inc.	3.3
Hanover Insurance Group, Inc. (The)	3.2
WellCare Health Plans, Inc.	3.2
Telephone & Data Systems, Inc.	3.0
Texas Roadhouse, Inc.	3.0
Minerals Technologies, Inc.	2.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	99.6
Consumer Discretionary	18.9
Consumer Staples	4.9
Energy	5.4
Financials	14.0
Health Care	14.4
Industrials	19.2
Information Technology	14.2
Materials	4.2
Telecommunication Services	4.4
Money Market Funds	0.4
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Portfolio Management

Richard Rosen

Kari Montanus

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2014	3

Columbia Select Smaller-Cap Value Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	1,022.30		1,018.00	7.01		6.99	1.39
Class B	1,000.00	1,000.00	1,018.90		1,014.26	10.77		10.75	2.14
Class C	1,000.00	1,000.00	1,018.30		1,014.26	10.77		10.75	2.14
Class I	1,000.00	1,000.00	1,025.00		1,020.29	4.70		4.68	0.93
Class K	1,000.00	1,000.00	1,023.30		1,018.80	6.20		6.19	1.23
Class R	1,000.00	1,000.00	1,021.20		1,016.75	8.26		8.25	1.64
Class R4	1,000.00	1,000.00	1,023.70		1,019.25	5.75		5.74	1.14
Class R5	1,000.00	1,000.00	1,024.70		1,020.04	4.95		4.94	0.98
Class Y	1,000.00	1,000.00	1,064.50	*	1,020.54	1.42	*	4.43	0.88	*
Class Z	1,000.00	1,000.00	1,023.50		1,019.25	5.75		5.74	1.14

*	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

4	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 99.6%
Issuer	Shares	Value ($)
Consumer Discretionary 18.9%
Auto Components 3.1%

American Axle & Manufacturing Holdings, Inc.(a)	531,000	11,331,540

Motorcar Parts of America, Inc.(a)	89,928	3,035,070

Total		14,366,610

Diversified Consumer Services 2.1%

Sotheby’s	250,000	10,102,500

Hotels, Restaurants & Leisure 3.0%

Texas Roadhouse, Inc.	425,000	14,050,500

Household Durables 5.6%

Beazer Homes USA, Inc.(a)	538,145	10,730,611

Lennar Corp., Class A	205,000	9,684,200

William Lyon Homes, Inc. Class A(a)	300,000	6,174,000

Total		26,588,811

Specialty Retail 1.8%

Vitamin Shoppe, Inc.(a)	180,000	8,614,800

Textiles, Apparel & Luxury Goods 3.3%

Hanesbrands, Inc.	135,000	15,622,200

Total Consumer Discretionary		89,345,421

Consumer Staples 4.9%
Food Products 3.1%

Dean Foods Co.	307,500	5,242,875

WhiteWave Foods Co. (The), Class A(a)	260,000	9,523,800

Total		14,766,675

Personal Products 1.8%

Herbalife Ltd.	195,000	8,433,750

Total Consumer Staples		23,200,425

Energy 5.4%
Energy Equipment & Services 4.5%

Exterran Holdings, Inc.	200,000	6,700,000

Superior Energy Services, Inc.	400,000	7,724,000

Tetra Technologies, Inc.(a)	1,025,000	6,508,750

Total		20,932,750

Oil, Gas & Consumable Fuels 0.9%

Oasis Petroleum, Inc.(a)	235,000	4,319,300

Total Energy		25,252,050

Financials 14.0%
Insurance 10.8%

Endurance Specialty Holdings Ltd.	275,000	16,219,500

Hanover Insurance Group, Inc. (The)	210,000	14,968,800

Lincoln National Corp.	200,000	11,326,000

Common Stocks (continued)
Issuer	Shares	Value ($)
Meadowbrook Insurance Group, Inc.	1,400,000	8,526,000

Total		51,040,300

Real Estate Investment Trusts (REITs) 1.3%

Gaming and Leisure Properties, Inc.	189,918	6,058,384

Thrifts & Mortgage Finance 1.9%

Ladder Capital Corp., Class A(a)	485,100	9,173,241

Total Financials		66,271,925

Health Care 14.4%
Health Care Equipment & Supplies 2.6%

Analogic Corp.	125,000	9,105,000

Sirona Dental Systems, Inc.(a)	35,000	3,023,650

Total		12,128,650

Health Care Providers & Services 5.2%

PharMerica Corp.(a)	450,000	9,814,500

WellCare Health Plans, Inc.(a)	202,500	14,932,350

Total		24,746,850

Life Sciences Tools & Services 1.5%

Bruker Corp.(a)	375,000	7,192,500

Pharmaceuticals 5.1%

Impax Laboratories, Inc.(a)	500,492	15,990,720

Salix Pharmaceuticals Ltd.(a)	80,000	8,215,200

Total		24,205,920

Total Health Care		68,273,920

Industrials 19.2%
Aerospace & Defense 1.6%

Cubic Corp.	150,000	7,717,500

Airlines 4.8%

United Continental Holdings, Inc.(a)	316,500	19,379,295

Virgin America, Inc.(a)	81,469	3,069,752

Total		22,449,047

Building Products 1.6%

Armstrong World Industries, Inc.(a)	150,000	7,515,000

Commercial Services & Supplies 2.3%

Waste Connections, Inc.	225,000	10,622,250

Electrical Equipment 1.9%

EnerSys	150,000	9,109,500

Machinery 2.8%

Mueller Industries, Inc.	300,000	9,843,000

Wabash National Corp.(a)	300,000	3,237,000

Total		13,080,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	5

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 4.2%

Swift Transportation Co.(a)	690,000	20,058,300

Total Industrials		90,551,597

Information Technology 14.2%
Communications Equipment 5.0%

Calix, Inc.(a)	420,290	4,455,074

Extreme Networks, Inc.(a)	2,408,763	8,719,722

JDS Uniphase Corp.(a)	800,000	10,672,000

Total		23,846,796

Electronic Equipment, Instruments & Components 2.6%

Belden, Inc.	170,000	12,415,100

IT Services 3.4%

CACI International, Inc., Class A(a)	120,441	10,742,133

EPAM Systems, Inc.(a)	105,975	5,407,904

Total		16,150,037

Software 3.2%

Allot Communications Ltd.(a)	425,000	4,016,250

BroadSoft, Inc.(a)	403,567	10,884,202

Total		14,900,452

Total Information Technology		67,312,385

Materials 4.2%
Chemicals 2.6%

Minerals Technologies, Inc.	167,500	12,433,525

Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.6%

Owens-Illinois, Inc.(a)	290,000	7,435,600

Total Materials		19,869,125

Telecommunication Services 4.4%
Diversified Telecommunication Services 1.4%

Globalstar, Inc. PIK(a)	2,300,000	6,486,000

Wireless Telecommunication Services 3.0%

Telephone & Data Systems, Inc.	550,000	14,058,000

Total Telecommunication Services		20,544,000

Total Common Stocks
(Cost: $307,008,161)		470,620,848

Money Market Funds 0.4%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.104%(b)(c)	2,055,897	2,055,897

Total Money Market Funds
(Cost: $2,055,897)		2,055,897

Total Investments
(Cost: $309,064,058)		472,676,745

Other Assets & Liabilities, Net		208,701

Net Assets		472,885,446

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	The rate shown is the seven-day current annualized yield at November 30, 2014.

(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,344,688	51,889,740	(52,178,531)	2,055,897	2,157	2,055,897

Abbreviation Legend

PIK	Payment-in-Kind

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Select Smaller-Cap Value Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	89,345,421	—	—	89,345,421

Consumer Staples	23,200,425	—	—	23,200,425

Energy	25,252,050	—	—	25,252,050

Financials	66,271,925	—	—	66,271,925

Health Care	68,273,920	—	—	68,273,920

Industrials	90,551,597	—	—	90,551,597

Information Technology	67,312,385	—	—	67,312,385

Materials	19,869,125	—	—	19,869,125

Telecommunication Services	20,544,000	—	—	20,544,000

Total Equity Securities	470,620,848	—	—	470,620,848

Mutual Funds

Money Market Funds	2,055,897	—	—	2,055,897

Total Mutual Funds	2,055,897	—	—	2,055,897

Total	472,676,745	—	—	472,676,745

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $307,008,161)	$470,620,848

Affiliated issuers (identified cost $2,055,897)	2,055,897

Total investments (identified cost $309,064,058)	472,676,745

Receivable for:

Investments sold	1,676,681

Capital shares sold	153,030

Dividends	321,149

Prepaid expenses	3,403

Other assets	7,998

Total assets	474,839,006

Liabilities

Payable for:

Investments purchased	1,505,921

Capital shares purchased	218,660

Investment management fees	20,658

Distribution and/or service fees	8,108

Transfer agent fees	61,838

Administration fees	2,092

Plan administration fees	1,295

Compensation of board members	28,088

Other expenses	106,900

Total liabilities	1,953,560

Net assets applicable to outstanding capital stock	$472,885,446

Represented by

Paid-in capital	$271,805,943

Excess of distributions over net investment income	(1,648,169)

Accumulated net realized gain	39,114,985

Unrealized appreciation (depreciation) on:

Investments	163,612,687

Total — representing net assets applicable to outstanding capital stock	$472,885,446

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Select Smaller-Cap Value Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$375,387,539

Shares outstanding	17,060,761

Net asset value per share	$22.00

Maximum offering price per share(a)	$23.34

Class B

Net assets	$4,722,377

Shares outstanding	257,978

Net asset value per share	$18.31

Class C

Net assets	$42,324,926

Shares outstanding	2,308,720

Net asset value per share	$18.33

Class I

Net assets	$22,880,857

Shares outstanding	947,207

Net asset value per share	$24.16

Class K

Net assets	$6,657,944

Shares outstanding	280,421

Net asset value per share	$23.74

Class R

Net assets	$11,446,924

Shares outstanding	539,770

Net asset value per share	$21.21

Class R4

Net assets	$318,885

Shares outstanding	13,184

Net asset value per share	$24.19

Class R5

Net assets	$812,659

Shares outstanding	33,763

Net asset value per share	$24.07

Class Y

Net assets	$2,661

Shares outstanding	108

Net asset value per share(b)	$24.60

Class Z

Net assets	$8,330,674

Shares outstanding	348,269

Net asset value per share	$23.92

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$1,799,213

Dividends — affiliated issuers	2,157

Total income	1,801,370

Expenses:

Investment management fees	1,876,620

Distribution and/or service fees

Class A	473,154

Class B	25,995

Class C	212,347

Class R	28,390

Transfer agent fees

Class A	405,123

Class B	5,568

Class C	45,452

Class K	1,666

Class R	12,153

Class R4	178

Class R5	171

Class Z	8,024

Administration fees	190,036

Plan administration fees

Class K	8,331

Compensation of board members	9,114

Custodian fees	4,632

Printing and postage fees	41,722

Registration fees	58,329

Professional fees	17,460

Other	11,092

Total expenses	3,435,557

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(8,809)

Expense reductions	(1,454)

Total net expenses	3,425,294

Net investment loss	(1,623,924)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	44,629,568

Net realized gain	44,629,568

Net change in unrealized appreciation (depreciation) on:

Investments	(32,615,989)

Net change in unrealized depreciation	(32,615,989)

Net realized and unrealized gain	12,013,579

Net increase in net assets resulting from operations	$10,389,655

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment loss	$(1,623,924)	$(916,921)

Net realized gain	44,629,568	56,256,277

Net change in unrealized appreciation (depreciation)	(32,615,989)	36,931,455

Net increase in net assets resulting from operations	10,389,655	92,270,811

Distributions to shareholders

Net realized gains

Class A	—	(25,054,165)

Class B	—	(524,768)

Class C	—	(3,330,568)

Class I	—	(1,499,336)

Class K	—	(391,313)

Class R	—	(857,102)

Class R4	—	(67,140)

Class R5	—	(31,795)

Class Z	—	(452,534)

Total distributions to shareholders	—	(32,208,721)

Increase (decrease) in net assets from capital stock activity	(23,300,412)	7,218,123

Total increase (decrease) in net assets	(12,910,757)	67,280,213

Net assets at beginning of period	485,796,203	418,515,990

Net assets at end of period	$472,885,446	$485,796,203

Excess of distributions over net investment income	$(1,648,169)	$(24,245)

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(b)	555,400	11,965,757	2,384,271	48,910,003

Distributions reinvested	—	—	1,167,418	24,177,227

Redemptions	(1,491,499)	(32,257,809)	(2,856,638)	(59,280,934)

Net increase (decrease)	(936,099)	(20,292,052)	695,051	13,806,296

Class B shares

Subscriptions	1,747	31,680	11,283	194,842

Distributions reinvested	—	—	29,848	517,855

Redemptions(b)	(65,475)	(1,178,058)	(240,486)	(4,160,489)

Net decrease	(63,728)	(1,146,378)	(199,355)	(3,447,792)

Class C shares

Subscriptions	98,498	1,781,956	344,444	6,051,191

Distributions reinvested	—	—	149,709	2,600,441

Redemptions	(198,533)	(3,593,820)	(500,536)	(8,737,655)

Net decrease	(100,035)	(1,811,864)	(6,383)	(86,023)

Class I shares

Subscriptions	1,514	35,373	248,520	5,569,611

Distributions reinvested	—	—	66,176	1,497,554

Redemptions	(22,725)	(554,176)	(625,565)	(13,924,104)

Net decrease	(21,211)	(518,803)	(310,869)	(6,856,939)

Class K shares

Subscriptions	19,105	450,680	74,142	1,657,520

Distributions reinvested	—	—	17,475	389,874

Redemptions	(32,124)	(752,717)	(50,216)	(1,120,815)

Net increase (decrease)	(13,019)	(302,037)	41,401	926,579

Class R shares

Subscriptions	78,929	1,651,027	195,634	3,950,600

Distributions reinvested	—	—	18,482	369,633

Redemptions	(113,739)	(2,375,988)	(224,883)	(4,543,052)

Net decrease	(34,810)	(724,961)	(10,767)	(222,819)

Class R4 shares

Subscriptions	9,276	210,885	51,700	1,070,920

Distributions reinvested	—	—	2,914	66,147

Redemptions	(1,306)	(30,437)	(49,556)	(1,136,250)

Net increase	7,970	180,448	5,058	817

Class R5 shares

Subscriptions	7,837	185,385	9,869	225,813

Distributions reinvested	—	—	1,177	26,545

Redemptions	(883)	(19,919)	(1,507)	(34,737)

Net increase	6,954	165,466	9,539	217,621

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Select Smaller-Cap Value Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014(a) (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Y shares

Subscriptions	108	2,500	—	—

Net increase	108	2,500	—	—

Class Z shares

Subscriptions	133,346	3,140,720	250,798	5,617,890

Distributions reinvested	—	—	17,679	397,074

Redemptions	(85,474)	(1,993,451)	(139,018)	(3,134,581)

Net increase	47,872	1,147,269	129,459	2,880,383

Total net increase (decrease)	(1,105,998)	(23,300,412)	353,134	7,218,123

(a)	Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$21.52		$18.82		$14.31		$13.69		$15.97		$12.59		$9.23

Income from investment operations:

Net investment loss	(0.07)		(0.03)		(0.11)		(0.06)		(0.12)		(0.11)		(0.12)

Net realized and unrealized gain (loss)	0.55		4.17		5.06		0.68		(1.40)		3.49		3.48

Total from investment operations	0.48		4.14		4.95		0.62		(1.52)		3.38		3.36

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)		—		(0.76)		—		—

Total distributions to shareholders	—		(1.44)		(0.44)		—		(0.76)		—		—

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	0.00	(b)

Net asset value, end of period	$22.00		$21.52		$18.82		$14.31		$13.69		$15.97		$12.59

Total return	2.23%		22.30%		35.23%		4.53%		(9.42%)		26.85	%(c)	36.40	%(d)

Ratios to average net assets(e)

Total gross expenses	1.39	%(f)	1.41%		1.51%		1.48	%(f)	1.48%		1.66%		2.00%

Total net expenses(g)	1.39	%(f)(h)	1.40	%(h)	1.39	%(h)	1.41	%(f)	1.42	%(h)	1.33%		1.69%

Net investment loss	(0.63	%)(f)	(0.14%)		(0.67%)		(0.87	%)(f)	(0.77%)		(0.84%)		(1.12%)

Supplemental data

Net assets, end of period (in thousands)	$375,388		$387,317		$325,677		$283,740		$295,973		$380,848		$221,181

Portfolio turnover	13%		22%		9%		3%		18%		5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$17.97		$16.04		$12.34		$11.84		$14.04		$11.15		$8.23

Income from investment operations:

Net investment loss	(0.12)		(0.16)		(0.19)		(0.09)		(0.21)		(0.19)		(0.18)

Net realized and unrealized gain (loss)	0.46		3.53		4.33		0.59		(1.23)		3.08		3.10

Total from investment operations	0.34		3.37		4.14		0.50		(1.44)		2.89		2.92

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)		—		(0.76)		—		—

Total distributions to shareholders	—		(1.44)		(0.44)		—		(0.76)		—		—

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	0.00	(b)

Net asset value, end of period	$18.31		$17.97		$16.04		$12.34		$11.84		$14.04		$11.15

Total return	1.89%		21.33%		34.28%		4.22%		(10.15%)		25.92	%(c)	35.48	%(d)

Ratios to average net assets(e)

Total gross expenses	2.14	%(f)	2.16%		2.26%		2.23	%(f)	2.23%		2.43%		2.77%

Total net expenses(g)	2.14	%(f)(h)	2.15	%(h)	2.14	%(h)	2.16	%(f)	2.16	%(h)	2.10%		2.46%

Net investment loss	(1.37	%)(f)	(0.92%)		(1.41%)		(1.62	%)(f)	(1.52%)		(1.62%)		(1.88%)

Supplemental data

Net assets, end of period (in thousands)	$4,722		$5,782		$8,356		$12,565		$13,501		$27,172		$26,500

Portfolio turnover	13%		22%		9%		3%		18%		5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$18.00		$16.06		$12.36		$11.86		$14.06		$11.17		$8.24

Income from investment operations:

Net investment loss	(0.12)		(0.16)		(0.19)		(0.09)		(0.21)		(0.19)		(0.19)

Net realized and unrealized gain (loss)	0.45		3.54		4.33		0.59		(1.23)		3.08		3.12

Total from investment operations	0.33		3.38		4.14		0.50		(1.44)		2.89		2.93

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)		—		(0.76)		—		—

Total distributions to shareholders	—		(1.44)		(0.44)		—		(0.76)		—		—

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	0.00	(b)

Net asset value, end of period	$18.33		$18.00		$16.06		$12.36		$11.86		$14.06		$11.17

Total return	1.83%		21.37%		34.23%		4.22%		(10.13%)		25.87	%(c)	35.56	%(d)

Ratios to average net assets(e)

Total gross expenses	2.14	%(f)	2.16%		2.26%		2.23	%(f)	2.23%		2.42%		2.90%

Total net expenses(g)	2.14	%(f)(h)	2.15	%(h)	2.14	%(h)	2.16	%(f)	2.17	%(h)	2.09%		2.67%

Net investment loss	(1.38	%)(f)	(0.91%)		(1.42%)		(1.63	%)(f)	(1.52%)		(1.60%)		(2.10%)

Supplemental data

Net assets, end of period (in thousands)	$42,325		$43,354		$38,785		$33,327		$37,511		$51,712		$46,626

Portfolio turnover	13%		22%		9%		3%		18%		5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended December 31,
Class I	(Unaudited)		2014	2013	2012(a)		2011	2010		2009(b)
Per share data
Net asset value, beginning of period	$23.57		$20.41	$15.41	$14.71		$17.02	$13.35		$11.86

Income from investment operations:

Net investment income (loss)	(0.02)		0.07	(0.04)	(0.03)		(0.04)	(0.05)		(0.01)

Net realized and unrealized gain (loss)	0.61		4.53	5.48	0.73		(1.51)	3.72		1.50

Total from investment operations	0.59		4.60	5.44	0.70		(1.55)	3.67		1.49

Less distributions to shareholders:

Net realized gains	—		(1.44)	(0.44)	—		(0.76)	—		—

Total distributions to shareholders	—		(1.44)	(0.44)	—		(0.76)	—		—

Proceeds from regulatory settlements	—		—	—	—		—	0.00	(c)	—

Net asset value, end of period	$24.16		$23.57	$20.41	$15.41		$14.71	$17.02		$13.35

Total return	2.50%		22.83%	35.91%	4.76%		(9.01%)	27.49	%(d)	12.56%

Ratios to average net assets(e)

Total gross expenses	0.93	%(f)	0.93%	0.96%	0.98	%(f)	0.94%	1.09%		1.14	%(f)

Total net expenses(g)	0.93	%(f)	0.93%	0.93%	0.94	%(f)	0.91%	0.88%		0.88	%(f)

Net investment income (loss)	(0.17	%)(f)	0.32%	(0.21%)	(0.38	%)(f)	(0.24%)	(0.38%)		(0.23	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$22,881		$22,829	$26,109	$20,764		$14,419	$10,145		$6,300

Portfolio turnover	13%		22%	9%	3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended December 31,
Class K	(Unaudited)		2014	2013	2012(a)		2011	2010		2009(b)
Per share data
Net asset value, beginning of period	$23.20		$20.17	$15.28	$14.60		$16.94	$13.34		$11.86

Income from investment operations:

Net investment income (loss)	(0.05)		0.01	(0.09)	(0.04)		(0.09)	(0.10)		(0.03)

Net realized and unrealized gain (loss)	0.59		4.46	5.42	0.72		(1.49)	3.70		1.51

Total from investment operations	0.54		4.47	5.33	0.68		(1.58)	3.60		1.48

Less distributions to shareholders:

Net realized gains	—		(1.44)	(0.44)	—		(0.76)	—		—

Total distributions to shareholders	—		(1.44)	(0.44)	—		(0.76)	—		—

Proceeds from regulatory settlements	—		—	—	—		—	0.00	(c)	—

Net asset value, end of period	$23.74		$23.20	$20.17	$15.28		$14.60	$16.94		$13.34

Total return	2.33%		22.45%	35.49%	4.66%		(9.23%)	26.99	%(d)	12.48%

Ratios to average net assets(e)

Total gross expenses	1.23	%(f)	1.23%	1.26%	1.23	%(f)	1.22%	1.39%		1.43	%(f)

Total net expenses(g)	1.23	%(f)	1.23%	1.23%	1.20	%(f)	1.18%	1.18%		1.18	%(f)

Net investment income (loss)	(0.47	%)(f)	0.05%	(0.51%)	(0.65	%)(f)	(0.53%)	(0.69%)		(0.58	%)(f)

Supplemental data

Net assets, end of period (in thousands)	$6,658		$6,809	$5,083	$3,812		$3,642	$3,601		$42

Portfolio turnover	13%		22%	9%	3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	Rounds to zero.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$20.77		$18.25		$13.92		$13.33		$15.62		$12.35		$9.08

Income from investment operations:

Net investment loss	(0.09)		(0.08)		(0.14)		(0.07)		(0.16)		(0.16)		(0.16)

Net realized and unrealized gain (loss)	0.53		4.04		4.91		0.66		(1.37)		3.43		3.43

Total from investment operations	0.44		3.96		4.77		0.59		(1.53)		3.27		3.27

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)		—		(0.76)		—		—

Total distributions to shareholders	—		(1.44)		(0.44)		—		(0.76)		—		—

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(b)	0.00	(b)

Net asset value, end of period	$21.21		$20.77		$18.25		$13.92		$13.33		$15.62		$12.35

Total return	2.12%		22.01%		34.92%		4.43%		(9.69%)		26.48	%(c)	36.01	%(d)

Ratios to average net assets(e)

Total gross expenses	1.64	%(f)	1.66%		1.76%		1.73	%(f)	1.73%		1.87%		2.31%

Total net expenses(g)	1.64	%(f)(h)	1.65	%(h)	1.64	%(h)	1.67	%(f)	1.67	%(h)	1.66%		2.19%

Net investment loss	(0.87	%)(f)	(0.40%)		(0.92%)		(1.14	%)(f)	(1.02%)		(1.16%)		(1.62%)

Supplemental data

Net assets, end of period (in thousands)	$11,447		$11,933		$10,684		$9,248		$11,156		$15,733		$10,778

Portfolio turnover	13%		22%		9%		3%		18%		5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,
Class R4	(Unaudited)		2014		2013(a)
Per share data
Net asset value, beginning of period	$23.63		$20.49		$15.99

Income from investment operations:

Net investment income (loss)	(0.04)		0.02		(0.04)

Net realized and unrealized gain	0.60		4.56		4.98

Total from investment operations	0.56		4.58		4.94

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)

Total distributions to shareholders	—		(1.44)		(0.44)

Net asset value, end of period	$24.19		$23.63		$20.49

Total return	2.37%		22.64%		31.47%

Ratios to average net assets(b)

Total gross expenses	1.15	%(c)	1.16%		1.27	%(c)

Total net expenses(d)	1.14	%(c)(e)	1.15	%(e)	1.14	%(c)

Net investment income (loss)	(0.37	%)(c)	0.07%		(0.37	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$319		$123		$3

Portfolio turnover	13%		22%		9%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,				Year Ended December 31,
Class R5	(Unaudited)		2014	2013	2012(a)		2011	2010		2009
Per share data
Net asset value, beginning of period	$23.49		$20.35	$15.40	$14.70		$17.01	$13.35		$9.72

Income from investment operations:

Net investment income (loss)	(0.03)		0.07	(0.05)	(0.03)		(0.05)	(0.06)		(0.09)

Net realized and unrealized gain (loss)	0.61		4.51	5.44	0.73		(1.50)	3.72		3.72

Total from investment operations	0.58		4.58	5.39	0.70		(1.55)	3.66		3.63

Less distributions to shareholders:

Net realized gains	—		(1.44)	(0.44)	—		(0.76)	—		—

Total distributions to shareholders	—		(1.44)	(0.44)	—		(0.76)	—		—

Proceeds from regulatory settlements	—		—	—	—		—	0.00	(b)	0.00	(b)

Net asset value, end of period	$24.07		$23.49	$20.35	$15.40		$14.70	$17.01		$13.35

Total return	2.47%		22.80%	35.60%	4.76%		(9.02%)	27.42	%(c)	37.35	%(d)

Ratios to average net assets(e)

Total gross expenses	0.98	%(f)	0.98%	0.98%	0.98	%(f)	0.97%	1.14%		1.51%

Total net expenses(g)	0.98	%(f)	0.98%	0.98%	0.95	%(f)	0.93%	0.93%		1.46%

Net investment income (loss)	(0.23	%)(f)	0.32%	(0.31%)	(0.41	%)(f)	(0.28%)	(0.44%)		(0.88%)

Supplemental data

Net assets, end of period (in thousands)	$813		$630	$352	$2,145		$2,046	$2,289		$1,808

Portfolio turnover	13%		22%	9%	3%		18%	5%		7%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(f)	Annualized.

(g)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

Class Y	Six Months Ended November 30, 2014(a) (Unaudited)
Per share data
Net asset value, beginning of period	$23.11

Income from investment operations:

Net investment loss	(0.01)

Net realized and unrealized gain	1.50

Total from investment operations	1.49

Net asset value, end of period	$24.60

Total return	6.45%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)

Total net expenses(d)	0.88	%(c)

Net investment income	(0.24	%)(c)

Supplemental data

Net assets, end of period (in thousands)	$3

Portfolio turnover	13%

Notes to Financial Highlights

(a)	Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Select Smaller-Cap Value Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$23.37		$20.28		$15.35		$14.67		$17.01		$14.61

Income from investment operations:

Net investment income (loss)	(0.04)		0.05		(0.07)		(0.04)		(0.08)		(0.01)

Net realized and unrealized gain (loss)	0.59		4.48		5.44		0.72		(1.50)		2.41

Total from investment operations	0.55		4.53		5.37		0.68		(1.58)		2.40

Less distributions to shareholders:

Net realized gains	—		(1.44)		(0.44)		—		(0.76)		—

Total distributions to shareholders	—		(1.44)		(0.44)		—		(0.76)		—

Net asset value, end of period	$23.92		$23.37		$20.28		$15.35		$14.67		$17.01

Total return	2.35%		22.63%		35.59%		4.63%		(9.19%)		16.43%

Ratios to average net assets(c)

Total gross expenses	1.15	%(d)	1.16%		1.26%		1.23	%(d)	1.20%		1.55	%(d)

Total net expenses(e)	1.14	%(d)(f)	1.15	%(f)	1.14	%(f)	1.16	%(d)	1.19	%(f)	1.02	%(d)

Net investment income (loss)	(0.37	%)(d)	0.22%		(0.42%)		(0.62	%)(d)	(0.50%)		(0.34	%)(d)

Supplemental data

Net assets, end of period (in thousands)	$8,331		$7,019		$3,467		$2,417		$1,892		$133

Portfolio turnover	13%		22%		9%		3%		18%		5%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Select Smaller-Cap Value Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus. Class Y shares commenced operations on October 1, 2014.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of

Semiannual Report 2014	25

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board) , including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in business development companies (BDCs), exchange-traded funds

(ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital are made by the Fund’s management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for the BDCs, ETFs, and RICs.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

26	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.79% to 0.70% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.79% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.08% to 0.05% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.08% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $890.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares are not subject to transfer agent fees.

Semiannual Report 2014	27

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class K	0.05
Class R	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent. The lease and the Guaranty expire in January 2019. At November 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $92,740. The liability remaining at November 30, 2014 for non-recurring charges associated with the lease amounted to $52,612 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $1,454.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $637,000 and $2,516,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of September 30, 2014, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $81,587 for Class A, $142 for Class B and $354 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014		Contractual Expense Cap Prior to October 1, 2014
Class A	1.38%		1.40%
Class B	2.13		2.15
Class C	2.13		2.15
Class I	0.97		0.96
Class K	1.27		1.26
Class R	1.63		1.65
Class R4	1.13		1.15
Class R5	1.02		1.01
Class Y	0.97	*	—
Class Z	1.13		1.15

*	Fee rate is effective beginning October 1, 2014 (the commencement of operations of Class Y shares).

28	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $309,064,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$182,240,000
Unrealized depreciation	(18,627,000)
Net unrealized appreciation	$163,613,000

The following capital loss carryforwards, determined as of May 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	17,541,329
2017	17,513,029
Total	35,054,358

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $61,333,447 and $87,845,747, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, affiliated shareholders of record owned 64.2 % of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no

Semiannual Report 2014	29

Columbia Select Smaller-Cap Value Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Select Smaller-Cap Value Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	31

Columbia Select Smaller-Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR218_05_E01_(01/15)

Semiannual Report November 30, 2014

Columbia Seligman Communications and Information Fund

President’s Message

Note: Effective January 1, 2015, Christopher O. Petersen will serve as the President of the Columbia Funds, replacing J. Kevin Connaughton. Mr. Petersen has served as a Fund officer since 2007.

Dear Shareholders,

People invest for different reasons, though typically based on a desire for one or more outcomes, e.g., generating an appropriate income stream in retirement, navigating a changing interest rate environment, maximizing after-tax returns, growing assets to achieve financial goals, or easing the impact of volatile markets. Achieving these desired outcomes can be particularly challenging given the unpredictability of complex global markets. To continue to effectively deliver solutions that help clients achieve desired outcomes, an asset manager must have the resources and investment framework to meaningfully embody a global perspective.

With this in mind, I thought it important to highlight excerpts from a piece written by Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation, in which he touches on some of these issues emphasizing the importance of maintaining a diversified portfolio with the flexibility to adapt to changing market conditions.

I encourage you to read the article in its entirety. To access the full article and for other insights on current market events and investment opportunities, please visit the Columbia Management blog at columbiamanagement.com/blog.

On behalf of the Funds, I want to acknowledge the contributions of J. Kevin Connaughton and to thank him for his years of trusted, dedicated service. He has worked tirelessly as an advocate for shareholders and a leader of the Columbia Funds. In taking on this new role, I look forward to continuing the work of Mr. Connaughton, helping build on the strong foundation of the Columbia Funds.

Thank you for your confidence. We look forward to continuing to serve your investment needs for many years to come.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

2015 Outlook: Same song, slightly different arrangement

By Jeffrey L. Knight, Global Head of Investment Solutions and Asset Allocation

Jeffrey L. Knight, CFA, is global head of investment solutions and asset allocation for Columbia Management Investment Advisers, LLC. Mr. Knight leads a team of six portfolio managers responsible for our broad suite of multi-asset strategies including capital allocation, risk allocation, absolute return and total return funds.

What’s different in 2015?

As stationary as market conditions have felt lately, circumstances are always evolving. For 2015, while the essential elements of our outlook remain in place, we highlight two important changes in the market environment:

>	The relative value of global equities vs. global bonds actually improved during 2014.

>

Monetary policy around the globe has become desynchronized, with the U.S. Federal Reserve (the Fed) contemplating rate hikes, while the European Central Bank (ECB) and the Bank of Japan (BOJ) intensify their monetary stimulus programs.

In our view, while equities will most likely continue to dominate, the complex interactions of today’s conditions elevate the role of dynamic risk management. We argue that investors will need a cross-asset surveillance methodology to detect tactical threats.

Semiannual Report 2014

President’s Message (continued)

Monetary policies diverge

The Fed has given strong signals that economic growth in the United States has reached self-sustaining momentum and no longer needs unconventional efforts to support the expansion. The withdrawal and suspension of large-scale asset purchases was only the first step in the evolution toward policy normalization. In 2015, we expect to see a change in forward guidance and, most likely, the first interest rate increase in years.

These actions stand in stark contrast with the direction of the monetary policies of other central banks as they double down on efforts to support growth and avoid deflation. The Bank of Japan has announced its intention to increase both qualitative and quantitative easing on an enormous scale, expanding purchases of Japanese government bonds (JGBs), exchange-traded funds and real estate investment trusts. They intend to coordinate this with government pension investment fund purchases by shifting into riskier assets through sales of JGBs.

With evidence of deterioration on both the economic and inflation front, the European Central Bank (ECB) also plans to take bolder actions. These include increased purchases of asset-backed securities and covered bonds in both the primary and secondary market, together with the long-term refinancing operations that will steer the ECB’s balance sheet higher by €1 trillion.

The latest to jump on the bandwagon was the People’s Bank of China (PBOC), which cut its benchmark interest rate for the first time in over two years to support private sector investment, as targeted liquidity injections have had minimal effect on sinking economic growth.

Investment strategy for 2015

We remain convinced that relative value favors stocks over bonds, even though stocks outperformed in 2014. Therefore, you will hear the same recommendation from us for 2015. Equities remain the most important asset class for generating returns.

Within equities, the currency-based advantage of U.S. stocks is offset somewhat by the valuation advantage from overseas equities, notably in Japan. Indeed, economic growth in Japan and Europe are essential ingredients for equities to continue to perform well. If Japanese and European stocks cannot produce gains, then the global economy will probably be stuck in a near recessionary funk.

Devising a strategy to manage risk and stabilize portfolio values in the event that equities do not perform well remains complicated. Bond yields are low enough that they are not likely to offer powerful diversification benefits. We affirm our recommendation for three additional sources of portfolio stability:

>	Non-traditional diversifiers, such as liquid alternatives, alternative beta exposures and absolute return strategies

>	Explicit downside hedges, such as put options (with emphasis on managing the related expense)

>	Flexibility and a methodology for active risk reduction when appropriate (Our cross-asset methodologies should prove valuable in this regard.)

Our overall stance for investment strategy will likely remain in place until the valuation advantage for equities has been priced away, or until the healing process for the global economy reverses.

Please visit columbiamanagement.com/blog to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and, if available, a summary prospectus, which contains this and other important information about a fund, visit columbiamanagement.com. The prospectus should be read carefully before investing.

The views expressed are as of December 2014, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors. Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not assure a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved

Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit columbiamanagement.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Performance Overview

(Unaudited)

Performance Summary

>	Columbia Seligman Communications and Information Fund (the Fund) Class A shares returned 14.13% excluding sales charges for the six-month period that ended November 30, 2014.

>	The Fund outperformed its benchmark, the S&P North American Technology Sector Index, which returned 12.05% for the same time period.

Average Annual Total Returns (%) (for period ended November 30, 2014)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	06/23/83
Excluding sales charges		14.13	30.51	13.66	11.15
Including sales charges		7.57	23.02	12.32	10.49
Class B	04/22/96
Excluding sales charges		14.13	30.52	13.14	10.47
Including sales charges		9.13	25.52	12.89	10.47
Class C	05/27/99
Excluding sales charges		13.71	29.56	12.82	10.32
Including sales charges		12.71	28.56	12.82	10.32
Class I*	08/03/09	14.36	31.08	14.15	11.40
Class K*	08/03/09	14.18	30.67	13.80	11.22
Class R	04/30/03	13.98	30.21	13.36	10.86
Class R4*	08/03/09	14.28	30.85	13.70	11.08
Class R5	11/30/01	14.34	31.00	14.09	11.61
Class Z*	09/27/10	14.27	30.85	13.93	11.28
S&P North American Technology Sector Index		12.05	21.71	16.43	9.61
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiamanagement.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiamanagement.com/investment-products/mutual-funds/appended-performance for more information.

The S&P North American Technology Sector Index is an unmanaged modified capitalization-weighted index based on a universe of technology-related stocks.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2014	3

Columbia Seligman Communications and Information Fund

Portfolio Overview

(Unaudited)

Portfolio Management

Paul Wick

Ajay Diwan

Shekhar Pramanick

Sanjay Devgan

Morningstar Style Box™

The Morningstar Style Box™ is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at November 30, 2014)
Lam Research Corp.	9.4
Synopsys, Inc.	9.3
Teradyne, Inc.	6.1
Apple, Inc.	5.3
Broadcom Corp., Class A	4.8
Synaptics, Inc.	4.6
Skyworks Solutions, Inc.	4.3
Marvell Technology Group Ltd.	4.1
Check Point Software Technologies Ltd.	3.9
NetApp, Inc.	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”

Fund holdings are as of the date given, are subject to change at any time, and are not recommendationsto buy or sell any security.

Portfolio Breakdown (%) (at November 30, 2014)
Common Stocks	96.4
Consumer Discretionary	2.9
Financials	0.0	(a)
Industrials	0.4
Information Technology	93.1
Convertible Preferred Stocks	0.1
Information Technology	0.1
Money Market Funds	3.5
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

(a) Rounds to zero.

4	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Understanding Your Fund’s Expenses

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

June 1, 2014 – November 30, 2014

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,141.30	1,018.20	7.21	6.79	1.35
Class B	1,000.00	1,000.00	1,141.30	1,018.20	7.21	6.79	1.35
Class C	1,000.00	1,000.00	1,137.10	1,014.46	11.19	10.55	2.10
Class I	1,000.00	1,000.00	1,143.60	1,020.29	4.97	4.68	0.93
Class K	1,000.00	1,000.00	1,141.80	1,018.70	6.67	6.29	1.25
Class R	1,000.00	1,000.00	1,139.80	1,016.95	8.54	8.05	1.60
Class R4	1,000.00	1,000.00	1,142.80	1,019.45	5.88	5.54	1.10
Class R5	1,000.00	1,000.00	1,143.40	1,020.09	5.18	4.89	0.97
Class Z	1,000.00	1,000.00	1,142.70	1,019.45	5.88	5.54	1.10

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2014	5

Columbia Seligman Communications and Information Fund

Portfolio of Investments

November 30, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%
Issuer	Shares	Value ($)
Consumer Discretionary 2.9%
Diversified Consumer Services 0.3%

LifeLock, Inc.(a)	810,500	13,381,355

Internet & Catalog Retail 0.7%

Travelport Worldwide Ltd.	1,453,054	25,210,487

Media 1.5%

DIRECTV(a)	547,000	47,977,370

Twenty-First Century Fox, Inc., Class A	206,300	7,591,840

Total		55,569,210

Specialty Retail 0.4%

GameStop Corp., Class A	445,400	16,840,574

Total Consumer Discretionary		111,001,626

Financials —%
Diversified Financial Services —%

Hanei Corp.(b)(c)(d)	49,382	—

Total Financials		—

Industrials 0.4%
Commercial Services & Supplies 0.4%

Pitney Bowes, Inc.	668,700	16,463,394

Total Industrials		16,463,394

Information Technology 93.2%
Communications Equipment 2.7%

Aruba Networks, Inc.(a)	444,800	8,322,208

Brocade Communications Systems, Inc.	419,700	4,746,807

Cisco Systems, Inc.	1,484,900	41,042,636

F5 Networks, Inc.(a)	351,900	45,461,961

Flashpoint Technology, Inc.(b)(c)(d)	246,914	—

Nortel Networks Corp.(a)	819	3

Riverbed Technology, Inc.(a)	187,300	3,872,428

Total		103,446,043

Electronic Equipment, Instruments & Components 0.2%

CDW Corp.	269,800	9,464,584

Internet Software & Services 5.9%

Cornerstone OnDemand, Inc.(a)	317,200	10,077,444

Endurance International Group Holdings, Inc.(a)	569,908	9,471,871

Google, Inc., Class A(a)	176,100	96,692,988

Google, Inc., Class C(a)	176,700	95,741,361

HomeAway, Inc.(a)	455,200	14,275,072

Total		226,258,736

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.0%

Computer Sciences Corp.	434,300	27,525,934

Fidelity National Information Services, Inc.	191,100	11,693,409

Sabre Corp.	1,587,405	29,747,970

Vantiv, Inc., Class A(a)	714,100	24,093,734

Visa, Inc., Class A	230,400	59,486,976

Total		152,548,023

Semiconductors & Semiconductor Equipment 45.2%

Advanced Energy Industries, Inc.(a)	1,392,394	28,446,610

Advanced Micro Devices, Inc.(a)	5,345,756	14,914,659

Avago Technologies Ltd.	290,331	27,116,915

Broadcom Corp., Class A	4,122,200	177,790,486

Lam Research Corp.	4,181,628	345,569,738

Lattice Semiconductor Corp.(a)(e)	7,411,677	48,546,484

Marvell Technology Group Ltd.	10,603,597	151,843,509

Mattson Technology, Inc.(a)(e)	4,297,127	11,258,473

Maxim Integrated Products, Inc.	2,154,700	63,714,479

Microsemi Corp.(a)	4,170,260	113,431,072

NXP Semiconductor NV(a)	191,283	14,883,730

Skyworks Solutions, Inc.	2,368,533	159,804,922

Spansion, Inc., Class A(a)(e)	3,645,105	85,186,104

Synaptics, Inc.(a)(e)	2,674,477	168,465,306

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	168,500	3,954,695

Teradyne, Inc.(e)	11,378,318	225,859,612

TriQuint Semiconductor, Inc.(a)	1,746,246	42,556,015

Xilinx, Inc.	945,300	42,954,432

Total		1,726,297,241

Software 24.5%

Activision Blizzard, Inc.	1,363,523	29,520,273

AVG Technologies NV(a)	472,800	9,285,792

Check Point Software Technologies Ltd.(a)	1,882,520	145,537,621

Fortinet, Inc.(a)	982,000	27,063,920

King Digital Entertainment PLC	2,961,652	45,165,193

Microsoft Corp.	1,532,500	73,268,825

Nuance Communications, Inc.(a)	2,313,314	35,000,441

PTC, Inc.(a)	507,478	19,827,166

Red Hat, Inc.(a)	426,600	26,513,190

Rovi Corp.(a)	715,100	15,932,428

Salesforce.com, Inc.(a)	591,051	35,386,223

SolarWinds, Inc.(a)	1,079,607	56,053,195

Synopsys, Inc.(a)(e)	7,929,592	344,064,997

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Verint Systems, Inc.(a)	921,655	55,474,414

VMware, Inc., Class A(a)	197,956	17,412,210

Total		935,505,888

Technology Hardware, Storage & Peripherals 10.7%

Apple, Inc.	1,642,400	195,330,632

Electronics for Imaging, Inc.(a)	988,129	43,922,334

EMC Corp.	617,400	18,738,090

Hewlett-Packard Co.	887,300	34,657,938

NetApp, Inc.	2,706,150	115,146,683

Total		407,795,677

Total Information Technology		3,561,316,192

Total Common Stocks
(Cost: $2,513,473,405)		3,688,781,212

Convertible Preferred Stocks 0.1%
Issuer	Shares	Value ($)
Information Technology 0.1%
Technology Hardware, Storage & Peripherals 0.1%

Silver Peak Systems, Inc.(a)(b)(d)	2,620,545	2,541,928

Total Information Technology		2,541,928

Total Convertible Preferred Stocks
(Cost: $10,041,773)		2,541,928

Money Market Funds 3.5%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.104%(e)(f)	132,423,306	132,423,306

Total Money Market Funds
(Cost: $132,423,306)		132,423,306

Total Investments
(Cost: $2,655,938,484)		3,823,746,446

Other Assets & Liabilities, Net		(4,489,719)

Net Assets		3,819,256,727

Notes to Portfolio of Investments

(a)	Non-income producing.

(b)	Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at November 30, 2014 was $2,541,928, which represents 0.07% of net assets. Information concerning such security holdings at November 30, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09/10/1999	1,000,844

Hanei Corp.	09/10/1999	—

Silver Peak Systems, Inc.	01/14/2008	10,041,774

(c)	Negligible market value.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2014, the value of these securities amounted to $2,541,928, which represents 0.07% of net assets.

(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,035,079	640,431,259	(514,043,032)	—	132,423,306	41,881	132,423,306

Lattice Semiconductor Corp.*	19,800,637	27,190,361	—	—	46,990,998	—	48,546,484

Mattson Technology, Inc.*	4,171,931	6,217,840	—	—	10,389,771	—	11,258,473

Spansion, Inc., Class A	68,991,664	1,809,941	(26,083,810)	1,650,996	46,368,791	—	85,186,104

Synaptics, Inc.	125,627,871	52,040,140	(63,600,581)	17,965,262	132,032,692	—	168,465,306

Synopsys, Inc.*	179,203,785	30,930,268	(16,696,768)	908,012	194,345,297	—	344,064,997

Teradyne, Inc.	183,634,319	16,455,257	(21,751,879)	1,863,766	180,201,463	673,768	225,859,612

Total	587,465,286	775,075,066	(642,176,070)	22,388,036	742,752,318	715,649	1,015,804,282

*	Issuer was not an affiliate for the entire period ended November 30, 2014.

(f)	The rate shown is the seven-day current annualized yield at November 30, 2014.

Abbreviation Legend

ADR	American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	7

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Portfolio of Investments (continued)

November 30, 2014 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2014:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Equity Securities

Common Stocks

Consumer Discretionary	111,001,626	—	—		111,001,626

Financials	—	—	0	(a)	0	(a)

Industrials	16,463,394	—	—		16,463,394

Information Technology	3,561,316,192	—	0	(a)	3,561,316,192

Convertible Preferred Stocks

Information Technology	—	—	2,541,928		2,541,928

Total Equity Securities	3,688,781,212	—	2,541,928		3,691,323,140

Mutual Funds

Money Market Funds	132,423,306	—	—		132,423,306

Total Mutual Funds	132,423,306	—	—		132,423,306

Total	3,821,204,518	—	2,541,928		3,823,746,446

(a)	Rounds to zero.

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain convertible preferred stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the company’s capital balance.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	9

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities

November 30, 2014 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,913,186,166)	$2,807,942,164

Affiliated issuers (identified cost $742,752,318)	1,015,804,282

Total investments (identified cost $2,655,938,484)	3,823,746,446

Receivable for:

Investments sold	45,210,027

Capital shares sold	1,478,031

Dividends	2,247,444

Prepaid expenses	11,363

Other assets	5,932

Total assets	3,872,699,243

Liabilities

Payable for:

Investments purchased	45,093,546

Capital shares purchased	5,698,893

Investment management fees	178,006

Distribution and/or service fees	79,002

Transfer agent fees	986,519

Administration fees	10,446

Plan administration fees	7

Compensation of board members	125,717

Other expenses	1,270,380

Total liabilities	53,442,516

Net assets applicable to outstanding capital stock	$3,819,256,727

Represented by

Paid-in capital	$2,178,607,984

Excess of distributions over net investment income	(11,775,943)

Accumulated net realized gain	484,616,724

Unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	894,755,998

Investments — affiliated issuers	273,051,964

Total — representing net assets applicable to outstanding capital stock	$3,819,256,727

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Statement of Assets and Liabilities (continued)

November 30, 2014 (Unaudited)

Class A

Net assets	$2,685,158,517

Shares outstanding	43,351,956

Net asset value per share	$61.94

Maximum offering price per share(a)	$65.72

Class B

Net assets	$25,099,939

Shares outstanding	510,278

Net asset value per share	$49.19

Class C

Net assets	$736,441,877

Shares outstanding	15,176,365

Net asset value per share	$48.53

Class I

Net assets	$3,578

Shares outstanding	54

Net asset value per share(b)	$66.10

Class K

Net assets	$38,116

Shares outstanding	587

Net asset value per share(b)	$64.97

Class R

Net assets	$49,864,199

Shares outstanding	833,426

Net asset value per share	$59.83

Class R4

Net assets	$14,082,235

Shares outstanding	231,519

Net asset value per share	$60.83

Class R5

Net assets	$26,285,440

Shares outstanding	398,748

Net asset value per share	$65.92

Class Z

Net assets	$282,282,826

Shares outstanding	4,298,330

Net asset value per share	$65.67

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	11

Columbia Seligman Communications and Information Fund

Statement of Operations

Six Months Ended November 30, 2014 (Unaudited)

Net investment income

Income:

Dividends — unaffiliated issuers	$13,386,028

Dividends — affiliated issuers	715,649

Foreign taxes withheld	(9,056)

Total income	14,092,621

Expenses:

Investment management fees	15,326,498

Distribution and/or service fees

Class A	3,203,852

Class B	33,307

Class C	3,491,560

Class R	114,445

Transfer agent fees

Class A	2,248,607

Class B	23,338

Class C	612,792

Class K	20

Class R	40,194

Class R4	11,773

Class R5	6,326

Class Z	206,382

Administration fees	908,331

Plan administration fees

Class K	102

Compensation of board members	32,021

Custodian fees	18,156

Printing and postage fees	151,268

Registration fees	61,368

Professional fees	31,926

Other	105,983

Total expenses	26,628,249

Expense reductions	(18,664)

Total net expenses	26,609,585

Net investment loss	(12,516,964)

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments — unaffiliated issuers	256,667,684

Investments — affiliated issuers	22,388,036

Foreign currency translations	27,058

Net realized gain	279,082,778

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated issuers	175,588,046

Investments — affiliated issuers	34,744,480

Foreign currency translations	(180)

Net change in unrealized appreciation	210,332,346

Net realized and unrealized gain	489,415,124

Net increase in net assets resulting from operations	$476,898,160

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets

	Six Months Ended November 30, 2014 (Unaudited)	Year Ended May 31, 2014
Operations

Net investment loss	$(12,516,964)	$(22,694,055)

Net realized gain	279,082,778	383,972,944

Net change in unrealized appreciation	210,332,346	312,445,077

Net increase in net assets resulting from operations	476,898,160	673,723,966

Distributions to shareholders

Net realized gains

Class A	—	(37,998,585)

Class B	—	(614,441)

Class C	—	(12,800,540)

Class I	—	(114)

Class K	—	(14,308)

Class R	—	(704,130)

Class R4	—	(35,744)

Class R5	—	(394,680)

Class Z	—	(2,686,982)

Total distributions to shareholders	—	(55,249,524)

Decrease in net assets from capital stock activity	(114,059,023)	(484,846,719)

Total increase in net assets	362,839,137	133,627,723

Net assets at beginning of period	3,456,417,590	3,322,789,867

Net assets at end of period	$3,819,256,727	$3,456,417,590

Undistributed (excess of distributions over) net investment income	$(11,775,943)	$741,021

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	13

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	1,288,406	74,578,285	2,424,033	118,883,324

Distributions reinvested	—	—	707,327	34,036,587

Redemptions	(3,742,244)	(216,292,147)	(10,882,777)	(530,318,027)

Net decrease	(2,453,838)	(141,713,862)	(7,751,417)	(377,398,116)

Class B shares

Subscriptions	913	42,912	6,463	251,562

Distributions reinvested	—	—	12,602	481,664

Redemptions(a)	(140,055)	(6,395,686)	(397,660)	(15,394,320)

Net decrease	(139,142)	(6,352,774)	(378,595)	(14,661,094)

Class C shares

Subscriptions	266,664	12,133,632	483,260	18,542,231

Distributions reinvested	—	—	274,971	10,440,632

Redemptions	(822,881)	(37,321,514)	(2,696,582)	(103,851,503)

Net decrease	(556,217)	(25,187,882)	(1,938,351)	(74,868,640)

Class I shares

Redemptions	—	—	(91)	(5,200)

Net increase (decrease)	—	—	(91)	(5,200)

Class K shares

Subscriptions	1,048	62,541	1,231	61,723

Distributions reinvested	—	—	281	14,195

Redemptions	(2,334)	(139,473)	(20,211)	(1,083,337)

Net decrease	(1,286)	(76,932)	(18,699)	(1,007,419)

Class R shares

Subscriptions	160,559	8,993,211	237,629	11,197,953

Distributions reinvested	—	—	12,620	588,086

Redemptions	(141,384)	(7,925,843)	(374,515)	(17,833,718)

Net increase (decrease)	19,175	1,067,368	(124,266)	(6,047,679)

Class R4 shares

Subscriptions	33,791	1,927,569	322,083	16,077,303

Distributions reinvested	—	—	756	35,625

Redemptions	(70,044)	(3,883,377)	(68,400)	(3,257,450)

Net increase (decrease)	(36,253)	(1,955,808)	254,439	12,855,478

Class R5 shares

Subscriptions	133,128	8,242,597	327,239	16,536,623

Distributions reinvested	—	—	5,849	298,547

Redemptions	(162,462)	(10,182,136)	(269,702)	(14,175,770)

Net increase (decrease)	(29,334)	(1,939,539)	63,386	2,659,400

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Statement of Changes in Net Assets (continued)

	Six Months Ended November 30, 2014 (Unaudited)		Year Ended May 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class Z shares

Subscriptions	1,298,373	79,807,449	797,641	41,097,680

Distributions reinvested	—	—	34,265	1,744,426

Redemptions	(290,424)	(17,707,043)	(1,348,259)	(69,215,555)

Net increase (decrease)	1,007,949	62,100,406	(516,353)	(26,373,449)

Total net decrease	(2,188,946)	(114,059,023)	(10,409,947)	(484,846,719)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	15

Columbia Seligman Communications and Information Fund

Financial Highlights

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class A	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$54.27		$45.03		$42.89		$40.80		$44.71		$38.78		$24.25

Income from investment operations:

Net investment loss	(0.16)		(0.27)		(0.29)		(0.14)		(0.29)		(0.29)		(0.37)

Net realized and unrealized gain (loss)	7.83		10.29		5.15		2.17		(1.88)		6.20		14.81

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	7.67		10.02		4.86		2.03		(2.16)		5.92		14.44

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.06		—		0.01		0.09

Net asset value, end of period	$61.94		$54.27		$45.03		$42.89		$40.80		$44.71		$38.78

Total return	14.13%		22.48%		11.87%		5.12	%(b)	(4.86	%)(c)	15.29	%(d)(e)	59.92	%(f)

Ratios to average net assets(g)

Total gross expenses	1.35	%(h)	1.41	%(i)	1.37	%(i)	1.34	%(h)	1.35	%(i)	1.36%		1.61%

Total net expenses(j)	1.35	%(h)(k)	1.41	%(i)(k)	1.37	%(i)(k)	1.34	%(h)	1.35	%(i)(k)	1.36%		1.61%

Net investment loss	(0.57	%)(h)	(0.55%)		(0.66%)		(0.72	%)(h)	(0.65%)		(0.72%)		(1.18%)

Supplemental data

Net assets, end of period (in thousands)	$2,685,159		$2,486,060		$2,411,838		$2,573,957		$2,536,229		$3,066,071		$2,788,834

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class B	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$43.10		$35.91		$34.89		$33.29		$37.09		$32.42		$20.43

Income from investment operations:

Net investment loss	(0.13)		(0.21)		(0.39)		(0.23)		(0.52)		(0.49)		(0.51)

Net realized and unrealized gain (loss)	6.22		8.18		4.13		1.78		(1.53)		5.14		12.42

Increase from payment by affiliate	—		—		—		—		0.00	(b)	0.01		—

Total from investment operations	6.09		7.97		3.74		1.55		(2.05)		4.66		11.91

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.05		—		0.01		0.08

Net asset value, end of period	$49.19		$43.10		$35.91		$34.89		$33.29		$37.09		$32.42

Total return	14.13%		22.48%		11.39%		4.81	%(c)	(5.57	%)(d)	14.40	%(e)(f)	58.69	%(g)

Ratios to average net assets(h)

Total gross expenses	1.35	%(i)	1.41	%(j)(k)	1.83	%(j)(k)	2.10	%(i)	2.10	%(j)	2.11%		2.39%

Total net expenses(l)	1.35	%(i)(m)	1.41	%(j)(m)	1.83	%(j)(m)	2.10	%(i)	2.10	%(j)(m)	2.11%		2.39%

Net investment loss	(0.57	%)(i)	(0.54%)		(1.13%)		(1.47	%)(i)	(1.40%)		(1.48%)		(1.97%)

Supplemental data

Net assets, end of period (in thousands)	$25,100		$27,991		$36,917		$49,373		$54,282		$85,897		$106,646

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which is less than 0.01%.

(k)	Gross expense ratio has been revised to conform to current year presentation.

(l)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(m)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	17

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class C	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$42.68		$35.83		$34.91		$33.32		$37.12		$32.44		$20.44

Income from investment operations:

Net investment loss	(0.30)		(0.50)		(0.49)		(0.23)		(0.51)		(0.49)		(0.51)

Net realized and unrealized gain (loss)	6.15		8.13		4.13		1.77		(1.54)		5.15		12.43

Increase from payment by affiliate	—		—		—		—		0.00	(b)	0.01		—

Total from investment operations	5.85		7.63		3.64		1.54		(2.05)		4.67		11.92

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.05		—		0.01		0.08

Net asset value, end of period	$48.53		$42.68		$35.83		$34.91		$33.32		$37.12		$32.44

Total return	13.71%		21.57%		11.06%		4.77	%(c)	(5.56	%)(d)	14.43	%(e)(f)	58.71	%(g)

Ratios to average net assets(h)

Total gross expenses	2.10	%(i)	2.16	%(j)	2.12	%(j)	2.09	%(i)	2.10	%(j)	2.11%		2.36%

Total net expenses(k)	2.10	%(i)(l)	2.16	%(j)(l)	2.12	%(j)(l)	2.09	%(i)	2.10	%(j)(l)	2.11%		2.36%

Net investment loss	(1.32	%)(i)	(1.30%)		(1.41%)		(1.47	%)(i)	(1.40%)		(1.48%)		(1.94%)

Supplemental data

Net assets, end of period (in thousands)	$736,442		$671,468		$633,180		$668,588		$670,843		$767,800		$694,889

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Rounds to zero.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(h)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(i)	Annualized.

(j)	Ratios include line of credit interest expense which is less than 0.01%.

(k)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(l)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class I	(Unaudited)		2014		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$57.80		$47.70		$45.08		$42.82		$46.62		$40.29		$34.44

Income from investment operations:

Net investment loss	(0.04)		(0.06)		(0.11)		(0.06)		(0.20)		(0.13)		(0.08)

Net realized and unrealized gain (loss)	8.34		10.94		5.45		2.26		(1.86)		6.44		5.93

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	8.30		10.88		5.34		2.20		(2.05)		6.32		5.85

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.06		—		0.01		—

Net asset value, end of period	$66.10		$57.80		$47.70		$45.08		$42.82		$46.62		$40.29

Total return	14.36%		23.03%		12.37%		5.28	%(c)	(4.43	%)(d)	15.71	%(e)(f)	16.99%

Ratios to average net assets(g)

Total gross expenses	0.93	%(h)	0.97	%(i)	0.94	%(i)	0.92	%(h)	0.90	%(i)	0.96%		1.00	%(h)

Total net expenses(j)	0.93	%(h)	0.97	%(i)	0.94	%(i)	0.92	%(h)	0.90	%(i)	0.96%		1.00	%(h)

Net investment loss	(0.15	%)(h)	(0.11%)		(0.23%)		(0.30	%)(h)	(0.41%)		(0.31%)		(0.50	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$4		$3		$7		$7		$6		$55,590		$39,507

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	19

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class K	(Unaudited)		2014		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$56.90		$47.12		$44.69		$42.50		$46.42		$40.24		$34.44

Income from investment operations:

Net investment loss	(0.17)		(0.22)		(0.24)		(0.12)		(0.25)		(0.24)		(0.12)

Net realized and unrealized gain (loss)	8.24		10.78		5.39		2.25		(1.93)		6.40		5.92

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	8.07		10.56		5.15		2.13		(2.17)		6.17		5.80

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.06		—		0.01		—

Net asset value, end of period	$64.97		$56.90		$47.12		$44.69		$42.50		$46.42		$40.24

Total return	14.18%		22.63%		12.04%		5.15	%(c)	(4.71	%)(d)	15.36	%(e)(f)	16.84%

Ratios to average net assets(g)

Total gross expenses	1.25	%(h)	1.27	%(i)	1.24	%(i)	1.23	%(h)	1.23	%(i)	1.26%		1.28	%(h)

Total net expenses(j)	1.25	%(h)	1.27	%(i)	1.24	%(i)	1.23	%(h)	1.23	%(i)	1.26%		1.28	%(h)

Net investment loss	(0.56	%)(h)	(0.44%)		(0.53%)		(0.60	%)(h)	(0.54%)		(0.58%)		(0.76	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$38		$107		$969		$1,172		$1,061		$507		$8

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class R	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$52.49		$43.69		$41.78		$39.79		$43.75		$38.09		$23.89

Income from investment operations:

Net investment loss	(0.23)		(0.38)		(0.39)		(0.18)		(0.39)		(0.41)		(0.46)

Net realized and unrealized gain (loss)	7.57		9.96		5.02		2.12		(1.83)		6.05		14.57

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	7.34		9.58		4.63		1.94		(2.21)		5.65		14.11

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.05		—		0.01		0.09

Net asset value, end of period	$59.83		$52.49		$43.69		$41.78		$39.79		$43.75		$38.09

Total return	13.98%		22.16%		11.63%		5.00	%(b)	(5.08	%)(c)	14.86	%(d)(e)	59.44	%(f)

Ratios to average net assets(g)

Total gross expenses	1.60	%(h)	1.66	%(i)	1.62	%(i)	1.59	%(h)	1.60	%(i)	1.70%		1.93%

Total net expenses(j)	1.60	%(h)(k)	1.66	%(i)(k)	1.62	%(i)(k)	1.59	%(h)	1.60	%(i)(k)	1.70%		1.93%

Net investment loss	(0.81	%)(h)	(0.80%)		(0.92%)		(0.98	%)(h)	(0.90%)		(1.06%)		(1.50%)

Supplemental data

Net assets, end of period (in thousands)	$49,864		$42,742		$41,000		$41,829		$43,815		$47,554		$37,012

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	21

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class R4	(Unaudited)		2014		2013		2012(a)		2011		2010		2009(b)
Per share data
Net asset value, beginning of period	$53.23		$44.08		$42.00		$39.98		$43.89		$38.13		$32.67

Income from investment operations:

Net investment loss	(0.10)		(0.17)		(0.30)		(0.16)		(0.38)		(0.35)		(0.16)

Net realized and unrealized gain (loss)	7.70		10.10		5.10		2.13		(1.79)		6.09		5.62

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	7.60		9.93		4.80		1.97		(2.16)		5.75		5.46

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Increase from payment by affiliate	—		—		—		0.05		—		0.01		—

Net asset value, end of period	$60.83		$53.23		$44.08		$42.00		$39.98		$43.89		$38.13

Total return	14.28%		22.76%		11.99%		5.05	%(c)	(4.95	%)(d)	15.11	%(e)(f)	16.71%

Ratios to average net assets(g)

Total gross expenses	1.10	%(h)	1.16	%(i)	1.22	%(i)	1.48	%(h)	1.47	%(i)	1.51%		1.54	%(h)

Total net expenses(j)	1.10	%(h)(k)	1.16	%(i)(k)	1.22	%(i)	1.48	%(h)	1.47	%(i)	1.51%		1.54	%(h)

Net investment loss	(0.34	%)(h)	(0.35%)		(0.71%)		(0.85	%)(h)	(0.85%)		(0.90%)		(1.08	%)(h)

Supplemental data

Net assets, end of period (in thousands)	$14,082		$14,254		$588		$26		$23		$96		$16

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from August 3, 2009 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(f)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(k)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class R5	(Unaudited)		2014		2013		2012(a)		2011		2010		2009
Per share data
Net asset value, beginning of period	$57.65		$47.61		$45.03		$42.77		$46.60		$40.28		$25.08

Income from investment operations:

Net investment loss	(0.06)		(0.10)		(0.13)		(0.07)		(0.12)		(0.15)		(0.27)

Net realized and unrealized gain (loss)	8.33		10.92		5.43		2.27		(1.97)		6.45		15.38

Increase from payment by affiliate	—		—		—		—		0.01		0.01		—

Total from investment operations	8.27		10.82		5.30		2.20		(2.08)		6.31		15.11

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—		—

Proceeds from regulatory settlements	—		—		—		0.06		—		0.01		0.09

Net asset value, end of period	$65.92		$57.65		$47.61		$45.03		$42.77		$46.60		$40.28

Total return	14.34%		22.94%		12.29%		5.28	%(b)	(4.49	%)(c)	15.69	%(d)(e)	60.60	%(f)

Ratios to average net assets(g)

Total gross expenses	0.97	%(h)	1.03	%(i)	0.99	%(i)	0.98	%(h)	0.97	%(i)	1.00%		1.27%

Total net expenses(j)	0.97	%(h)	1.03	%(i)	0.99	%(i)	0.98	%(h)	0.97	%(i)	1.00%		1.27%

Net investment loss	(0.19	%)(h)	(0.19%)		(0.28%)		(0.35	%)(h)	(0.27%)		(0.37%)		(0.87%)

Supplemental data

Net assets, end of period (in thousands)	$26,285		$24,681		$17,365		$18,085		$16,922		$18,414		$14,853

Portfolio turnover	31%		48%		61%		38%		66%		105%		150%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(c)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(d)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.36%.

(g)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(h)	Annualized.

(i)	Ratios include line of credit interest expense which is less than 0.01%.

(j)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2014	23

Columbia Seligman Communications and Information Fund

Financial Highlights (continued)

	Six Months Ended November 30, 2014		Year Ended May 31,						Year Ended December 31,
Class Z	(Unaudited)		2014		2013		2012(a)		2011		2010(b)
Per share data
Net asset value, beginning of period	$57.47		$47.53		$45.01		$42.77		$46.62		$41.62

Income from investment operations:

Net investment loss	(0.09)		(0.15)		(0.19)		(0.09)		(0.15)		(0.06)

Net realized and unrealized gain (loss)	8.29		10.87		5.43		2.27		(1.96)		5.05

Increase from payment by affiliate	—		—		—		—		0.01		0.01

Total from investment operations	8.20		10.72		5.24		2.18		(2.10)		5.00

Less distributions to shareholders:

Net realized gains	—		(0.78)		(2.72)		—		(1.75)		—

Total distributions to shareholders	—		(0.78)		(2.72)		—		(1.75)		—

Proceeds from regulatory settlements	—		—		—		0.06		—		—

Net asset value, end of period	$65.67		$57.47		$47.53		$45.01		$42.77		$46.62

Total return	14.27%		22.77%		12.16%		5.24	%(c)	(4.53	%)(d)	12.01	%(e)

Ratios to average net assets(f)

Total gross expenses	1.10	%(g)	1.16	%(h)	1.12	%(h)	1.09	%(g)	1.09	%(h)	1.13	%(g)

Total net expenses(i)	1.10	%(g)(j)	1.16	%(h)(j)	1.12	%(h)(j)	1.09	%(g)	1.09	%(h)(j)	1.13	%(g)

Net investment loss	(0.31	%)(g)	(0.30%)		(0.41%)		(0.45	%)(g)	(0.33%)		(0.50	%)(g)

Supplemental data

Net assets, end of period (in thousands)	$282,283		$189,112		$180,926		$235,749		$148,571		$679

Portfolio turnover	31%		48%		61%		38%		66%		105%

Notes to Financial Highlights

(a)	For the period from January 1, 2012 to May 31, 2012. During the period, the Fund’s fiscal year end was changed from December 31 to May 31.

(b)	Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(c)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.12%.

(d)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.01%.

(e)	The Fund received a payment from an affiliate. Had the Fund not received this payment, the total return would have been lower by 0.03%.

(f)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(g)	Annualized.

(h)	Ratios include line of credit interest expense which is less than 0.01%.

(i)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Notes to Financial Statements

November 30, 2014 (Unaudited)

Note 1. Organization

Columbia Seligman Communications and Information Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year of purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP) which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities

Semiannual Report 2014	25

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

26	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.855% to 0.725% as the Fund’s net assets increase. The annualized effective investment management fee rate for the six months ended November 30, 2014 was 0.850% of the Fund’s average daily net assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund’s average daily net assets that declines from 0.06% to 0.03% as the Fund’s net assets increase. The annualized effective administration fee rate for the six months ended November 30, 2014 was 0.05% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended November 30, 2014, other expenses paid by the Fund to this company were $3,101.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not “interested persons” of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agent Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

Effective November 1, 2014, the Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. Prior to November 1, 2014, the Transfer Agent received a monthly account-based service fee based on the number of open accounts. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., which receive a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer

Semiannual Report 2014	27

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

agent fees. Total transfer agent fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class.

For the six months ended November 30, 2014, the Fund’s annualized effective transfer agent fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class B	0.18
Class C	0.18
Class K	0.05
Class R	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

The Fund and certain other associated investment companies, have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At November 30, 2014, the Fund’s total potential future obligation over the life of the Guaranty is $2,002,689. The liability remaining at November 30, 2014 for non-recurring charges associated with the lease amounted to $1,136,262 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended November 30, 2014, these minimum account balance fees reduced total expenses of the Fund by $18,664.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

Based on the most recent information available as of September 30, 2014, there were no unreimbursed distribution expenses for Class B shares and approximately $18,457,000 for Class C shares. To the extent distribution expenses incurred by the Distributor have been fully recovered, the distribution fee is not charged to the share class. The Fund did not pay any distribution fees for Class B shares during the period.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $457,504 for Class A, $6,386 for Class B, $4,244 for Class C shares for the six months ended November 30, 2014.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Fund’s expense ratio is subject to an expense reimbursement arrangement pursuant to which fees will be waived and/or expenses reimbursed (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

	Voluntary Expense Cap Effective October 1, 2014	Contractual Expense Cap Prior to October 1, 2014
Class A	1.45%	1.45%
Class B	2.20	2.20
Class C	2.20	2.20
Class I	1.07	1.07
Class K	1.37	1.37
Class R	1.70	1.70
Class R4	1.20	1.20
Class R5	1.12	1.12
Class Z	1.20	1.20

28	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

The voluntary expense cap arrangement may be revised or discontinued at any time. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At November 30, 2014, the cost of investments for federal income tax purposes was approximately $2,655,938,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,190,304,000
Unrealized depreciation	(22,496,000)
Net unrealized appreciation	$1,167,808,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term obligations and certain derivatives, if any, aggregated to $1,116,794,624 and $1,359,499,049, respectively, for the six months ended November 30, 2014. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At November 30, 2014, one unaffiliated shareholder of record owned 12.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank N.A. (JPMorgan) whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, as amended, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Effective December 9, 2014, the Fund extended its revolving credit facility with JPMorgan. The credit facility agreement, as amended, permits collective borrowings up to $550 million under the same terms and interest rates as described above.

The Fund had no borrowings during the six months ended November 30, 2014.

Note 9. Significant Risks

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a

Semiannual Report 2014	29

Columbia Seligman Communications and Information Fund

Notes to Financial Statements (continued)

November 30, 2014 (Unaudited)

related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 8 above, there were no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds’ Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

30	Semiannual Report 2014

Columbia Seligman Communications and Information Fund

Important Information About This Report

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiamanagement.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting columbiamanagement.com; or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2014	31

Columbia Seligman Communications and Information Fund

P.O. Box 8081

Boston, MA 02266-8081

columbiamanagement.com

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and, if available, a summary prospectus, which contains this and other important information about the Fund, go to columbiamanagement.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

SAR219_05_E01_(01/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	January 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2015